UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial and Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Portfolio
PIMCO All Asset Portfolio
PIMCO CommodityRealReturn® Strategy Portfolio
PIMCO Emerging Markets Bond Portfolio
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
PIMCO Foreign Bond Portfolio (Unhedged)
PIMCO Global Advantage® Strategy Bond Portfolio
PIMCO Global Bond Portfolio (Unhedged)
PIMCO Global Diversified Allocation Portfolio
PIMCO Global Multi-Asset Managed Allocation Portfolio
PIMCO Global Multi-Asset Managed Volatility Portfolio
PIMCO High Yield Portfolio
PIMCO Long-Term U.S. Government Portfolio
PIMCO Low Duration Portfolio
PIMCO Money Market Portfolio
PIMCO Real Return Portfolio
PIMCO Short-Term Portfolio
PIMCO Total Return Portfolio
PIMCO Unconstrained Bond Portfolio

Schedule of Investments

PIMCO All Asset All Authority Portfolio

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 141.2%
MUTUAL FUNDS (a) 141.2%
PIMCO CommoditiesPLUS® Strategy Fund	43,061	$267
PIMCO CommodityRealReturn Strategy Fund®	28,490	205
PIMCO Credit Absolute Return Fund	9,471	91
PIMCO Diversified Income Fund	3,424	35
PIMCO Emerging Local Bond Fund	154,859	1,048
PIMCO Emerging Markets Bond Fund	6,128	57
PIMCO Emerging Markets Corporate Bond Fund	2,226	21
PIMCO Emerging Markets Currency Fund	150,929	1,271
PIMCO EqS® Long/Short Fund	5,841	70
PIMCO Floating Income Fund	2,692	21
PIMCO Foreign Bond Fund (Unhedged)	5,074	46
PIMCO Global Advantage® Strategy Bond Fund	10,882	107
PIMCO High Yield Fund	40,717	352
PIMCO High Yield Spectrum Fund	55,638	526
PIMCO Income Fund	71,097	860
PIMCO Investment Grade Corporate Bond Fund	25,142	258
PIMCO Long Duration Total Return Fund	10,949	124
PIMCO Long-Term Credit Fund	7,525	90
PIMCO Long-Term U.S. Government Fund	187	2
PIMCO Low Duration Fund	34,691	342
PIMCO Mortgage Opportunities Fund	7,541	84
PIMCO RAE Fundamental Advantage PLUS Fund	43,446	428
PIMCO RAE Fundamental PLUS EMG Fund	78,165	567
PIMCO RAE Fundamental PLUS Fund	9,442	54
PIMCO RAE Fundamental PLUS International Fund	30,060	223
PIMCO RAE Fundamental PLUS Small Fund	7,516	78
PIMCO RAE Low Volatility PLUS EMG Fund	133,141	988
PIMCO RAE Low Volatility PLUS Fund	27,309	270
PIMCO RAE Low Volatility PLUS International Fund	63,936	567
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	47,780	414
PIMCO RAE Worldwide Long/Short PLUS Fund	95,951	843
PIMCO Real Return Asset Fund	84,056	655
PIMCO Real Return Fund	14,383	153
PIMCO RealEstateRealReturn Strategy Fund	39,958	291
PIMCO Senior Floating Rate Fund	42,102	414
PIMCO StocksPLUS® Short Fund	175,079	2,031
PIMCO Total Return Fund	19,734	207
PIMCO TRENDS Managed Futures Strategy Fund	3,450	35
PIMCO Unconstrained Bond Fund	27,565	293

Total Mutual Funds (Cost $16,418)		14,388

Total Investments in Affiliates (Cost $16,418)		14,388

Total Investments 141.2% (Cost $16,418)		$14,388
Other Assets and Liabilities, net (41.2%)		(4,201)

Net Assets 100.0%		$10,187

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Mutual Funds	$14,388	$0	$0	$14,388

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Portfolio

September 30, 2015 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%
		$1,033

Total Short-Term Instruments (Cost $1,033)		1,033

Total Investments in Securities (Cost $1,033)		1,033

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.7%
PIMCO CommoditiesPLUS® Strategy Fund	2,728,607	16,890
PIMCO CommodityRealReturn Strategy Fund®	2,273,484	16,392
PIMCO Credit Absolute Return Fund	355,781	3,419
PIMCO Diversified Income Fund	193,268	1,995
PIMCO Emerging Local Bond Fund	12,294,145	83,231
PIMCO Emerging Markets Bond Fund	299,978	2,811
PIMCO Emerging Markets Corporate Bond Fund	69,376	669
PIMCO Emerging Markets Currency Fund	12,943,469	108,984
PIMCO EqS® Long/Short Fund	138,262	1,645
PIMCO Floating Income Fund	411,689	3,203
PIMCO Foreign Bond Fund (Unhedged)	299,434	2,728
PIMCO Global Advantage® Strategy Bond Fund	843,755	8,286
PIMCO Government Money Market Fund	2,695,726	2,696
PIMCO High Yield Fund	3,222,224	27,872
PIMCO High Yield Spectrum Fund	3,328,339	31,453
PIMCO Income Fund	4,732,953	57,221
PIMCO Investment Grade Corporate Bond Fund	1,828,562	18,798
PIMCO Long Duration Total Return Fund	928,074	10,552
PIMCO Long-Term Credit Fund	611,558	7,308
PIMCO Long-Term U.S. Government Fund	2,655	29
PIMCO Low Duration Fund	519,232	5,125
PIMCO Mortgage Opportunities Fund	596,887	6,625
PIMCO RAE Fundamental Advantage PLUS Fund	2,972,254	29,306
PIMCO RAE Fundamental PLUS EMG Fund	5,317,551	38,552
PIMCO RAE Fundamental PLUS Fund	351,137	1,995
PIMCO RAE Fundamental PLUS International Fund	1,786,550	13,256
PIMCO RAE Fundamental PLUS Small Fund	261,742	2,704
PIMCO RAE Low Volatility PLUS EMG Fund	10,336,445	76,696
PIMCO RAE Low Volatility PLUS Fund	1,473,180	14,540
PIMCO RAE Low Volatility PLUS International Fund	3,989,107	35,383
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	4,106,977	35,608
PIMCO RAE Worldwide Long/Short PLUS Fund	7,880,139	69,266
PIMCO Real Return Asset Fund	7,297,809	56,850
PIMCO Real Return Fund	1,043,061	11,088
PIMCO RealEstateRealReturn Strategy Fund	2,775,202	20,176
PIMCO Senior Floating Rate Fund	2,036,565	20,040
PIMCO StocksPLUS® International Fund (Unhedged)	135	1
PIMCO Total Return Fund	1,397,354	14,630
PIMCO TRENDS Managed Futures Strategy Fund	222,429	2,255
PIMCO Unconstrained Bond Fund	1,924,248	20,455

Total Mutual Funds (Cost $1,024,153)		880,733

EXCHANGE-TRADED FUNDS 0.4%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	20,000	799
PIMCO Low Duration Active Exchange-Traded Fund	26,137	2,627

Total Exchange-Traded Funds (Cost $3,724)		3,426

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,232	101

Total Short-Term Instruments (Cost $102)		101

Total Investments in Affiliates (Cost $1,027,979)		884,260

Total Investments 100.2% (Cost $1,029,012)		$885,293
Other Assets and Liabilities, net (0.2%)		(1,741)

Net Assets 100.0%		$883,552

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,033	U.S. Treasury Notes 1.875% due 06/30/2020	$(1,058)	$1,033	$1,033

Total Repurchase Agreements						$(1,058)	$1,033	$1,033

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,033	$0	$1,033
	$0	$1,033	$0	$1,033

Investments in Affiliates, at Value
Mutual Funds	880,733	0	0	880,733
Exchange-Traded Funds	3,426	0	0	3,426
Short-Term Instruments
Central Funds Used for Cash Management Purposes	101	0	0	101

	$884,260	$0	$0	$884,260

Total Investments	$884,260	$1,033	$0	$885,293

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 173.9%
CORPORATE BONDS & NOTES 8.9%
BANKING & FINANCE 6.8%
Ally Financial, Inc.
3.250% due 02/13/2018		$1,350	$1,331
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	200	233
Banco Santander S.A.
6.250% due 09/11/2021 (e)		100	104
Bank of America Corp.
3.875% due 08/01/2025		$1,700	1,727
Bank of New York Mellon Corp.
1.191% due 08/17/2020		600	602
Bankia S.A.
0.181% due 01/25/2016	EUR	200	223
3.500% due 12/14/2015		1,600	1,800
3.500% due 01/17/2019		700	809
Barclays Bank PLC
2.010% due 12/21/2020	MXN	2,500	147
7.625% due 11/21/2022		$2,000	2,245
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	400	474
BPCE S.A.
0.894% due 11/18/2016		$2,800	2,803
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	600	682
2.875% due 05/19/2016		1,400	1,585
Citigroup, Inc.
0.820% due 05/01/2017		$6,800	6,781
Credit Agricole S.A.
7.500% due 06/23/2026 (e)	GBP	1,000	1,462
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$300	301
Depfa ACS Bank
3.875% due 11/14/2016	EUR	100	116
Eksportfinans ASA
2.375% due 05/25/2016		$800	802
Lloyds Bank PLC
1.750% due 05/14/2018		900	899
3.500% due 05/14/2025		200	199
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	200	306
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (e)		$100	101
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016		100	100

			25,832

INDUSTRIALS 0.8%
Canadian Natural Resources Ltd.
0.702% due 03/30/2016		1,200	1,197
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	758
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017 (a)		$450	450
2.850% due 10/05/2018 (a)		450	449

			2,854

UTILITIES 1.3%
AT&T, Inc.
0.747% due 03/30/2017		3,150	3,138
BellSouth Corp.
4.821% due 04/26/2021		900	918
Petrobras Global Finance BV
1.953% due 05/20/2016		100	95
2.694% due 03/17/2017		100	86
4.875% due 03/17/2020		1,000	735
6.625% due 01/16/2034	GBP	100	95

			5,067

Total Corporate Bonds & Notes (Cost $35,759)			33,753

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.544% due 05/25/2042	$6	6
0.874% due 02/25/2041	713	721
1.398% due 10/01/2044	8	8
2.253% due 07/01/2035	40	41
2.275% due 05/25/2035	60	63
2.560% due 11/01/2034	42	45
3.000% due 10/01/2045	2,000	2,028
5.181% due 11/01/2035	45	47
5.379% due 01/01/2036	95	100
Freddie Mac
0.437% due 02/15/2019	111	111
0.454% due 08/25/2031	2	2
0.657% due 08/15/2033 - 09/15/2042	2,611	2,636
1.383% due 02/25/2045	90	94
2.098% due 07/01/2036 †	214	226
2.193% due 09/01/2036 †	268	283
2.352% due 10/01/2036 †	99	105
2.373% due 01/01/2034	7	8
NCUA Guaranteed Notes
0.653% due 10/07/2020	629	632
0.763% due 12/08/2020	1,141	1,149
Small Business Administration
5.510% due 11/01/2027	372	418

Total U.S. Government Agencies (Cost $8,615)		8,723

U.S. TREASURY OBLIGATIONS 120.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)	2,740	2,525
2.875% due 08/15/2045 (g)	10,850	10,853
3.000% due 11/15/2044 (k)	300	306
3.000% due 05/15/2045 †(g)	1,840	1,885
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 †	3,400	3,397
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (g)	55,603	55,077
0.125% due 04/15/2017 (g)(i)	36,871	36,751
0.125% due 04/15/2018 (g)	70,399	70,356
0.125% due 04/15/2019 (g)(i)	7,638	7,617
0.125% due 04/15/2020 (g)	16,394	16,306
0.125% due 07/15/2022 (g)	2,044	1,997
0.125% due 01/15/2023 (g)(k)	724	699
0.125% due 07/15/2024 (k)	704	673
0.250% due 01/15/2025 (g)(k)	604	580
0.375% due 07/15/2025 (g)	3,924	3,828
0.625% due 07/15/2021 (g)	68,925	69,977
0.625% due 01/15/2024 (g)	2,148	2,141
0.625% due 02/15/2043 (g)(k)	934	790
0.750% due 02/15/2042 (g)(k)	845	742
0.750% due 02/15/2045 (g)	2,918	2,539
1.250% due 07/15/2020 (g)	38,510	40,475
1.375% due 01/15/2020 (g)	6,129	6,439
1.375% due 02/15/2044 (g)(k)	1,689	1,719
1.375% due 02/15/2044 †	102	104
1.875% due 07/15/2019 (g)	4,414	4,718
2.000% due 01/15/2016 †(g)	15,929	15,890
2.000% due 01/15/2026 (g)	890	1,000
2.125% due 01/15/2019 (g)(i)(k)	2,334	2,488
2.125% due 02/15/2041 (k)	109	130
2.375% due 01/15/2017 †(g)	15,255	15,669
2.375% due 01/15/2025 (g)	7,734	8,915
2.375% due 01/15/2027 (g)	1,609	1,887
2.500% due 07/15/2016 (g)(i)	10,811	10,994
2.500% due 07/15/2016 †	827	841
2.500% due 01/15/2029 †(g)	6,024	7,240
2.625% due 07/15/2017 †(g)	28,770	30,148
3.625% due 04/15/2028 (k)	44	59
3.875% due 04/15/2029 (k)	769	1,063
3.875% due 04/15/2029 †	145	200
U.S. Treasury Notes
1.500% due 05/31/2020 (g)(k)	5,000	5,045
1.750% due 03/31/2022 (g)(k)	7,800	7,824
2.000% due 07/31/2022 (g)	3,600	3,663

Total U.S. Treasury Obligations (Cost $463,924)		455,550

MORTGAGE-BACKED SECURITIES 5.3%
Banc of America Mortgage Trust
2.314% due 11/25/2034		86	82
2.789% due 06/25/2035		155	150
Banc of America Re-REMIC Trust
5.664% due 06/24/2050		261	268
BCAP LLC Trust
5.250% due 08/26/2037		959	1,000
5.345% due 03/26/2037		447	436
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		29	29
2.515% due 03/25/2035		22	23
2.647% due 03/25/2035		111	108
2.680% due 03/25/2035		90	90
2.690% due 01/25/2035		367	362
2.909% due 01/25/2035		380	385
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035		57	57
2.420% due 09/25/2035		66	67
2.730% due 10/25/2035		556	552
2.905% due 09/25/2037 ^		597	542
Countrywide Alternative Loan Trust
0.364% due 05/25/2047		2,065	1,791
0.411% due 12/20/2046		1,913	1,431
6.000% due 02/25/2037 ^		256	200
Countrywide Home Loan Mortgage Pass-Through Trust
2.617% due 11/19/2033		5	5
2.766% due 08/25/2034 ^		40	36
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		276	282
5.467% due 09/18/2039		715	727
DBUBS Mortgage Trust
3.386% due 07/10/2044		4,688	4,741
First Horizon Alternative Mortgage Securities Trust
2.242% due 06/25/2034		19	19
Granite Mortgages PLC
0.966% due 09/20/2044	GBP	59	89
GreenPoint Mortgage Funding Trust
0.464% due 11/25/2045		$12	10
GS Mortgage Securities Trust
3.849% due 12/10/2043		1,070	1,099
GSR Mortgage Loan Trust
2.813% due 01/25/2035		81	78
HarborView Mortgage Loan Trust
0.456% due 03/19/2036		63	46
IndyMac Mortgage Loan Trust
2.796% due 11/25/2035 ^		220	199
JPMorgan Mortgage Trust
2.672% due 02/25/2035		161	161
2.756% due 07/25/2035		69	69
2.775% due 08/25/2035		103	102
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		149	161
Marche Mutui SRL
0.342% due 02/25/2055	EUR	127	139
0.381% due 10/27/2065		78	87
2.231% due 01/27/2064		304	346
MASTR Adjustable Rate Mortgages Trust
2.763% due 11/21/2034		$52	53
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.947% due 09/15/2030		209	207
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		192	187
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	106
Morgan Stanley Capital Trust
6.114% due 06/11/2049		21	22
Residential Accredit Loans, Inc. Trust
1.559% due 09/25/2045		185	154
Royal Bank of Scotland Capital Funding Trust
6.230% due 12/16/2049		473	489
Sequoia Mortgage Trust
0.416% due 07/20/2036		423	397
Structured Adjustable Rate Mortgage Loan Trust
1.597% due 01/25/2035		19	15
2.560% due 02/25/2034		24	24
2.585% due 12/25/2034		109	106
Structured Asset Mortgage Investments Trust
0.876% due 10/19/2034		26	25
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,620

WaMu Mortgage Pass-Through Certificates Trust
0.969% due 05/25/2047		300	255
2.453% due 12/25/2035		244	226
2.764% due 08/25/2035		28	26
Wells Fargo Mortgage-Backed Securities Trust
2.597% due 03/25/2036 ^		228	223
2.606% due 06/25/2033		95	96

Total Mortgage-Backed Securities (Cost $19,049)			20,200

ASSET-BACKED SECURITIES 4.6%
Aquilae CLO PLC
0.289% due 01/17/2023	EUR	107	118
Carrington Mortgage Loan Trust
0.514% due 10/25/2035		$3	3
CIFC Funding Ltd.
0.571% due 05/10/2021		1,562	1,550
0.584% due 03/01/2021		109	108
Countrywide Asset-Backed Certificates
0.374% due 07/25/2036		728	716
0.444% due 04/25/2036		54	54
4.469% due 04/25/2036		360	366
Credit-Based Asset Servicing and Securitization LLC
0.319% due 07/25/2037		19	13
Dryden Leveraged Loan CDO
0.536% due 04/12/2020		592	588
Elm CLO Ltd.
1.689% due 01/17/2023		2,064	2,068
First Franklin Mortgage Loan Trust
0.874% due 11/25/2035		1,997	1,992
GSAMP Trust
0.264% due 12/25/2036		70	38
Magi Funding PLC
0.331% due 04/11/2021	EUR	20	23
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$134	108
OneMain Financial Issuance Trust
2.470% due 09/18/2024		2,900	2,903
Penta CLO S.A.
0.268% due 06/04/2024	EUR	650	718
SLM Student Loan Trust
0.335% due 04/25/2019		$2,200	2,167
1.795% due 04/25/2023		2,826	2,836
Structured Asset Securities Corp. Mortgage Loan Trust
1.699% due 04/25/2035		402	385
Symphony CLO Ltd.
0.561% due 05/15/2019		451	449
Wood Street CLO BV
0.280% due 03/29/2021	EUR	18	21

Total Asset-Backed Securities (Cost $16,831)			17,224

SOVEREIGN ISSUES 14.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		100	96
Autonomous Community of Catalonia
4.950% due 02/11/2020		100	120
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	15,300	3,334
0.000% due 01/01/2019 (c)		6,300	978
Colombian TES
3.000% due 03/25/2033 (d)	COP	1,522,352	416
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)	EUR	1,917	2,263
2.100% due 09/15/2021 (d)		627	773
2.250% due 04/22/2017 (d)		2,110	2,422
2.350% due 09/15/2019 (d)		221	269
2.350% due 09/15/2024 (d)		2,878	3,639
2.550% due 10/22/2016 (d)		743	848
3.100% due 09/15/2026 (d)		106	144
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	6,872	431
4.000% due 11/08/2046 (d)		19,286	1,218
4.500% due 12/04/2025 (d)		36,969	2,478
4.750% due 06/14/2018		9,975	593
New Zealand Government International Bond
5.500% due 04/15/2023	NZD	1,800	1,347
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025		2,062	1,313
Republic of Germany
0.750% due 04/15/2018 (d)	EUR	3,287	3,786
1.500% due 04/15/2016 (d)		1,971	2,207
Republic of Greece Government International Bond
3.000% due 02/24/2023		50	40

3.000% due 02/24/2024		50	39
3.000% due 02/24/2025		50	39
3.000% due 02/24/2026		50	38
3.000% due 02/24/2027		50	37
3.000% due 02/24/2028		50	37
3.000% due 02/24/2029		75	54
3.000% due 02/24/2030		75	53
3.000% due 02/24/2031		75	52
3.000% due 02/24/2032		75	51
3.000% due 02/24/2033		75	51
3.000% due 02/24/2034		75	50
3.000% due 02/24/2035		75	49
3.000% due 02/24/2036		125	81
3.000% due 02/24/2037		125	81
3.000% due 02/24/2038		125	80
3.000% due 02/24/2039		125	80
3.000% due 02/24/2040		125	80
3.000% due 02/24/2041		125	80
3.000% due 02/24/2042		125	80
4.750% due 04/17/2019		200	196
Slovenia Government International Bond
4.700% due 11/01/2016		900	1,056
Spain Government International Bond
0.550% due 11/30/2019 (d)		4,196	4,789
1.000% due 11/30/2030 (d)		598	641
1.800% due 11/30/2024 (d)		699	839
2.150% due 10/31/2025		1,300	1,488
2.750% due 10/31/2024		1,000	1,206
3.800% due 04/30/2024		1,200	1,560
5.400% due 01/31/2023		500	709
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	6,721	11,038
0.125% due 03/22/2058 (d)		40	92
0.125% due 03/22/2068 (d)		104	268
0.375% due 03/22/2062 (d)		208	546

Total Sovereign Issues (Cost $59,250)			54,255

SHORT-TERM INSTRUMENTS 18.5%
CERTIFICATES OF DEPOSIT 1.9%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$4,250	4,249
1.171% due 05/16/2016		3,000	2,993

			7,242

REPURCHASE AGREEMENTS (f) 5.8%			22,062

JAPAN TREASURY BILLS 3.5%
(0.035%) due 12/28/2015	JPY	1,600,000	13,338

U.S. TREASURY BILLS 7.3%
0.151% due 11/19/2015 - 02/11/2016 (b)(g)(k)†		$27,761	27,760

Total Short-Term Instruments (Cost $70,392)			70,402

Total Investments in Securities (Cost $673,820)			660,107

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio III		1,370,415	13,588

Total Short-Term Instruments (Cost $13,588)			13,588

Total Investments in Affiliates (Cost $13,588)			13,588

Total Investments 177.5% (Cost $687,408)			$673,695
Financial Derivative Instruments (h)(j) (2.4%) (Cost or Premiums, net $(715))			(9,076)
Other Assets and Liabilities, net (75.1%)			(285,039)

Net Assets 100.0%			$379,580

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MSC	0.270	% †	09/30/2015	10/01/2015	14,000	U.S. Treasury Bonds 3.750% due 11/15/2043	$(14,303)	$14,000	$14,000
SAL	0.280	†	09/30/2015	10/01/2015	7,500	U.S. Treasury Notes 2.750% due 02/15/2024	(7,670)	7,500	7,500
SSB	0.000	†	09/30/2015	10/01/2015	562	U.S. Treasury Notes 4.875% due 08/15/2016	(575)	562	562

Total Repurchase Agreements							$(22,548)	$22,062	$22,062

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.640%		09/23/2015	10/06/2015	$(964)	$(965)
BPG	0.280		10/01/2015	10/06/2015	(8,005)	(8,005)
	0.320		10/02/2015	10/05/2015	(20,601)	(20,599)
	0.350		10/01/2015	10/05/2015	(133,160)	(133,152)
	0.350		10/02/2015	10/06/2015	(3,611)	(3,610)
GSC	0.250		09/25/2015	10/09/2015	(788)	(788)
	0.300		09/23/2015	10/07/2015	(1,804)	(1,805)
	0.310		09/16/2015	10/07/2015	(10,599)	(10,605)
	0.360		09/09/2015	10/09/2015	(2,480)	(2,482)
	0.490		09/09/2015	10/09/2015	(7,933)	(7,937)
	0.510		09/18/2015	10/02/2015	(4,316)	(4,316)
	0.560		09/23/2015	10/07/2015	(2,743)	(2,744)
	0.660		09/25/2015	10/02/2015	(809)	(809)
	0.666		09/25/2015	10/02/2015	(6,849)	(6,790)
	0.680		09/28/2015	10/05/2015	(2,223)	(2,224)
	0.690		09/28/2015	10/05/2015	(9,220)	(9,220)
MSC	0.360		08/21/2015	10/02/2015	(35,955)	(35,971)
	0.380		08/24/2015	10/05/2015	(18,758)	(18,769)
	0.430	†	08/19/2015	10/20/2015	(32,938)	(33,002)
	0.470		08/31/2015	10/05/2015	(3,534)	(3,536)
	0.480		09/04/2015	10/05/2015	(30,863)	(30,874)
	0.600		09/23/2015	10/07/2015	(1,548)	(1,549)
TDM	0.320		08/07/2015	10/07/2015	(1,343)	(1,344)
	0.380		08/18/2015	10/14/2015	(34,715)	(34,741)
	0.390		08/17/2015	10/19/2015	(42,963)	(43,008)
	0.400		08/26/2015	10/07/2015	(18,330)	(18,342)
	0.480		09/08/2015	10/08/2015	(19,270)	(19,275)

Total Sale-Buyback Transactions						$(456,462)

(2)	As of September 30, 2015, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended September 30, 2015 was $212,396 at a weighted average interest rate of 0.275%.
(3)	Payable for sale-buyback transactions includes $52 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies* and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae	3.000%	10/01/2045	$6,000	$(6,029)	$(6,084)
Fannie Mae	5.500	10/01/2045	6,000	(6,708)	(6,703)
U.S. Treasury Inflation Protected Securities	0.375	07/15/2025	1,811	(1,762)	(1,769)

Total Short Sales				$(14,499)	$(14,556)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.
(4)	Payable for short sales includes $1 of accrued interest.

(g)	Securities with an aggregate market value of $456,373 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price (1)	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Corn December Futures †	$340.000	11/20/2015	16	$6	$1
Call - NYMEX Brent Crude Spread February Futures †	71.500	02/29/2016	1	3	0
Call - NYMEX Brent Crude Spread February Futures †	87.000	02/29/2016	1	2	0
Call - NYMEX Brent Crude Spread February Futures †	71.500	03/31/2016	1	3	1
Call - NYMEX Brent Crude Spread January Futures †	71.500	01/29/2016	1	3	0
Call - NYMEX Brent Crude Spread January Futures †	87.000	01/29/2016	1	1	0
Call - NYMEX Brent Crude Spread March Futures †	87.000	03/31/2016	1	1	0
Call - NYMEX Natural Gas May Futures †	3.500	04/26/2016	2	3	1

				$22	$3

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.500	11/20/2015	99	$1	$1
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.000	11/20/2015	33	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.500	11/20/2015	13	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/20/2015	15	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.500	11/20/2015	60	1	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2015	172	2	3
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/20/2015	57	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	129	1	2
Call - CBOT U.S. Treasury 10-Year Note December Futures	205.000	11/20/2015	29	0	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	202.000	11/20/2015	1	0	0
Put - CME 90-Day Eurodollar December Futures	99.375	12/14/2015	304	17	2

				$23	$9

Total Purchased Options				$45	$12

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT Wheat December Futures †	$460.000		11/20/2015	12	$(6)	$(2)
Call - NYMEX Crude December Futures †	$0.250		11/19/2015	2	$0	$0
Put - NYMEX Crude December Futures †	0.750		11/19/2015	13	(2)	(2)
Put - NYMEX Crude December Futures †	1.000		11/19/2015	2	0	0
Call - NYMEX Crude February Futures †	—	(1)	01/19/2016	13	(1)	(1)
Call - NYMEX Crude January Futures †	—	(1)	12/18/2015	13	(2)	(1)
Call - NYMEX Crude March Futures †	—	(1)	02/19/2016	13	(2)	(1)
Call - NYMEX Crude November Futures †	0.250		10/19/2015	2	0	0
Put - NYMEX Crude November Futures †	0.750		10/19/2015	13	(2)	(1)
Put - NYMEX Crude November Futures †	1.000		10/19/2015	2	0	0
Call - NYMEX Gasoline December Futures †	21,500.000		11/24/2015	4	(6)	0
Put - NYMEX Natural Gas November Futures †	2.500		10/27/2015	5	(2)	(5)
Call - NYMEX Natural Gas November Futures †	3.000		10/27/2015	5	(3)	(1)
Call - NYMEX Natural Gas November Futures †	3.400		10/27/2015	16	(17)	0
Call - NYMEX New York Harbor ULSD Financial February Futures †	2.100		02/29/2016	1	(4)	0
Call - NYMEX New York Harbor ULSD Financial February Futures †	250.000		02/29/2016	1	(2)	0
Call - NYMEX New York Harbor ULSD Financial January Futures †	2.100		01/29/2016	1	(4)	0
Call - NYMEX New York Harbor ULSD Financial January Futures †	250.000		01/29/2016	1	(2)	0
Call - NYMEX New York Harbor ULSD Financial March Futures †	2.100		03/31/2016	1	(4)	(1)
Call - NYMEX New York Harbor ULSD Financial March Futures †	250.000		03/31/2016	1	(2)	0
Call - NYMEX WTI Crude December Futures †	—	(1)	11/19/2015	2	0	0
Call - NYMEX WTI Crude December Futures †	0.250		11/19/2015	5	(1)	0
Put - NYMEX WTI Crude December Futures †	0.750		11/19/2015	2	0	0
Put - NYMEX WTI Crude December Futures †	1.000		11/19/2015	5	(1)	(1)
Call - NYMEX WTI Crude November Futures †	50.000		10/15/2015	9	(6)	(2)
Call - NYMEX WTI Crude November Futures †	—	(1)	10/19/2015	2	0	0
Call - NYMEX WTI Crude November Futures †	0.250		10/19/2015	5	(1)	0
Put - NYMEX WTI Crude November Futures †	0.750		10/19/2015	2	0	0
Put - NYMEX WTI Crude November Futures †	1.000		10/19/2015	5	(1)	0

Total Written Options					$(71)	$(18)

(1)	Strike Price determined when exercised based on predetermined terms.

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	6	$(2)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	44	(24)	2	0
90-Day Eurodollar March Futures	Short	03/2016	24	(17)	1	0
90-Day Eurodollar March Futures	Short	03/2017	40	(62)	2	0
Aluminum January Futures †	Short	01/2016	26	1	0	0
Arabica Coffee March Futures †	Short	03/2016	7	2	0	(1)
Brent Crude April Futures †	Long	02/2016	26	(52)	5	0
Brent Crude December Futures †	Short	11/2015	39	8	0	(7)
Brent Crude December Futures †	Long	10/2016	65	(177)	11	0
Brent Crude December Futures †	Short	10/2017	10	(4)	0	0
Brent Crude December Futures †	Long	10/2018	6	0	0	0
Brent Crude February Futures †	Short	01/2016	20	35	0	(4)
Brent Crude June Futures †	Short	04/2016	76	135	0	(15)
Brent Crude June Futures †	Short	04/2017	16	24	0	(1)
Brent Crude March Futures †	Long	01/2016	94	(365)	17	0
Brent Crude March Futures	Short	01/2016	2	28	0	0
Brent Crude March Futures †	Short	01/2017	15	100	0	(2)
Brent Crude September Futures †	Short	07/2016	15	88	0	(3)
Call Options Strike @ USD 83.000 on Brent Crude January Futures †	Long	12/2015	4	(5)	0	0
Cocoa March Futures †	Long	03/2016	11	(16)	0	(6)
Cocoa March Futures †	Long	03/2017	14	(21)	0	(9)
Cocoa September Futures †	Short	09/2016	6	9	4	0
Copper January Futures †	Long	01/2016	8	20	0	0
Corn March Futures †	Short	03/2016	19	(15)	1	0
Cotton No. 2 December Futures †	Short	12/2015	2	2	1	0
Cotton No. 2 March Futures †	Long	03/2016	10	(8)	0	(2)
EIA Flat Tax On-Highway Diesel Swap Contracts December Futures †	Short	12/2015	1	8	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts November Futures †	Short	11/2015	1	8	0	(1)
EIA Flat Tax On-Highway Diesel Swap Contracts October Futures †	Short	10/2015	1	8	0	(1)
Euro-BTP Italy Government Bond December Futures	Short	12/2015	1	(3)	0	(1)
Gas Oil January Futures †	Short	01/2016	3	3	0	0
Gold 100 oz. December Futures †	Short	12/2015	20	101	23	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap December Futures †	Long	12/2015	1	(8)	1	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap November Futures †	Long	11/2015	1	(7)	1	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap October Futures †	Long	10/2015	1	(7)	1	0
Hard Red Spring Wheat December Futures †	Long	12/2015	7	(2)	2	0
Henry Hub Natural Gas April Futures †	Long	03/2016	29	(61)	0	(13)
Henry Hub Natural Gas July Futures †	Long	06/2016	24	(54)	0	(9)
Henry Hub Natural Gas May Futures †	Long	04/2016	1	(1)	0	0
Henry Hub Natural Gas Swap April Futures †	Short	03/2016	11	8	1	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	3	(12)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	15	(35)	0	(2)
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	3	(12)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	15	(25)	0	(1)
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	3	(13)	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	9	(12)	0	(1)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	3	(12)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	9	(12)	0	(1)
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	3	(12)	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	57	(55)	0	(5)
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	3	(12)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	15	(37)	0	(2)
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	3	(12)	0	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	9	(13)	0	(1)
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	3	(12)	0	0
Henry Hub Natural Gas Swap May Futures †	Short	04/2016	1	0	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	3	(12)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	15	(31)	0	(1)
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	3	(12)	0	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	15	(34)	0	(2)
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	3	(12)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	15	(35)	0	(2)
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	3	(12)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2016	1	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	1	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2016	1	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2016	1	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	3	0	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	1	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	3	0	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	1	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2016	1	1	0	0
Natural Gas April Futures †	Long	03/2017	6	(12)	0	(2)
Natural Gas December Futures †	Long	11/2015	7	(4)	0	(4)
Natural Gas January Futures †	Short	12/2015	39	109	21	0
Natural Gas March Futures †	Short	02/2016	37	98	17	0
Natural Gas March Futures †	Short	02/2017	6	13	2	0
New York Harbor ULSD January Futures †	Short	12/2015	4	6	0	(2)
Nickel January Futures †	Long	01/2016	6	23	0	0
Platinum January Futures †	Long	01/2016	40	(171)	0	(18)
RBOB Gasoline November Futures †	Long	11/2016	1	(2)	0	0
Silver March Futures †	Short	03/2016	2	2	1	0
Soybean January Futures †	Long	01/2016	2	2	1	0
Soybean March Futures †	Long	03/2016	28	(57)	9	0
Soybean May Futures †	Long	05/2016	12	(51)	4	0
Soybean November Futures †	Short	11/2015	38	(38)	0	(15)
Soybean Oil January Futures †	Short	01/2016	2	1	1	0
Soybean Oil March Futures †	Long	03/2016	2	(7)	0	(1)
Sugar No. 11 March Futures †	Short	02/2016	38	21	0	(28)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	161	78	0	(6)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	246	306	0	(19)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	29	(58)	16	0
Wheat December Futures †	Long	12/2015	10	2	4	0
Wheat December Futures †	Short	12/2015	17	(6)	0	(8)
Wheat March Futures †	Short	03/2016	14	(16)	0	(6)
WTI Crude December Futures †	Short	11/2015	30	(5)	2	0
WTI Crude December Futures †	Long	11/2016	43	(68)	11	0
WTI Crude December Futures †	Short	11/2017	9	(2)	0	(3)
WTI Crude December Futures †	Short	11/2018	1	0	0	(1)
WTI Crude February Futures †	Short	01/2016	5	0	0	0
WTI Crude January Futures †	Long	12/2015	13	0	0	(1)
WTI Crude June Futures †	Long	05/2016	4	(58)	0	0
WTI Crude June Futures †	Short	05/2016	23	47	0	(2)
WTI Crude June Futures †	Short	05/2017	13	29	0	(3)
WTI Crude March Futures †	Short	02/2016	27	12	0	(1)
WTI Crude March Futures †	Long	02/2017	10	(18)	2	0
WTI Crude November Futures †	Short	10/2015	22	22	3	0
WTI Crude September Futures †	Long	08/2016	49	(269)	8	0
Zinc January Futures †	Long	01/2016	5	5	0	0

Total Futures Contracts				$(816)	$176	$(215)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$7,029	$204	$(213)	$25	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	100	0	0	0	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	6,600	35	(46)	1	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	900	4	0	0	(1)

				$243	$(259)	$26	$(1)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$48,300	$(612)	$(328)	$14	$0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		13,100	325	289	0	(17)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		25,700	799	620	0	(22)
Receive	3-Month USD-LIBOR	3.000	09/16/2025		7,400	(98)	(76)	2	0
Receive	3-Month USD-LIBOR	2.233	09/16/2025		2,300	(47)	(47)	2	0
Receive	3-Month USD-LIBOR	2.225	09/16/2025		1,300	(26)	(26)	1	0
Pay	3-Month USD-LIBOR	2.350	10/02/2025		4,700	(143)	(112)	0	(142)
Receive	3-Month USD-LIBOR †	2.500	12/16/2025		28,700	(1,146)	(1,409)	22	0
Receive	3-Month USD-LIBOR	2.670	07/13/2045		310	(10)	(15)	1	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		29,900	(1,196)	(2,248)	92	0
Receive	3-Month USD-LIBOR	2.570	02/10/2046		400	1	1	1	0
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	9,270	54	(53)	0	(22)
Pay	6-Month EUR-EURIBOR	1.500	03/16/2046		400	(6)	(86)	2	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	12,040	(166)	(340)	0	(76)
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		7,160	(393)	(422)	0	(127)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	69,300	(24)	(20)	12	0
Receive	28-Day MXN-TIIE	6.390	07/10/2025		36,400	(6)	(13)	0	(16)
Pay	28-Day MXN-TIIE	6.710	09/20/2029		10,300	(3)	(25)	4	0

						$(2,697)	$(4,310)	$153	$(422)

Total Swap Agreements						$(2,454)	$(4,569)	$179	$(423)

(5)	Unsettled variation margin liability of $1 for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $3,908 and cash of $4,968 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015		JPY	1,412,460		$11,800	$23	$0
	10/2015			$19,306	GBP	12,699	0	(96)
	10/2015			6,904	INR	444,693	0	(137)
	11/2015	†	EUR	71		$80	0	0
	11/2015		GBP	12,699		19,303	96	0
	11/2015			$661	EUR	595	4	0
	11/2015			400	GBP	258	0	(10)
	10/2016		BRL	12,400		$3,138	324	0
BPS	12/2015		MXN	109,059		6,409	0	(4)
CBK	10/2015		SGD	698		493	3	0
	10/2015			$1,477	SGD	2,117	10	0
	11/2015	†	EUR	63,350		$69,236	70	(1,664)
	11/2015		GBP	437		690	29	0
	11/2015			$5,742	EUR	5,135	24	(25)
	11/2015			640	GBP	418	0	(8)
	11/2015			5,442	INR	354,008	0	(82)
	12/2015		SGD	2,117		$1,473	0	(11)
	12/2015			$405	MXN	6,932	2	0
	01/2016		BRL	4,074		$1,220	225	0
DUB	10/2015			6,497		1,700	68	(8)
	10/2015		TWD	7,812		240	4	0
	10/2015			$1,635	BRL	6,497	3	0
	10/2015		ZAR	3,561		$283	27	0
	11/2015			$712	BRL	2,882	7	0
	11/2015			1,130	EUR	998	0	(14)
FBF	10/2015		JPY	182,558		$1,520	0	(2)
	10/2015		SGD	663		472	6	0
GLM	10/2015		BRL	11,161		2,809	0	(6)
	10/2015			$3,081	BRL	11,161	0	(266)
	11/2015		AUD	607		$428	3	0
	11/2015		COP	1,272,206		426	16	0
	11/2015	†	EUR	63		71	0	0
	11/2015	†	GBP	50		78	2	0
	11/2015		NZD	3,842		2,428	0	(21)
	11/2015			$878	EUR	784	0	(1)
	11/2015			2,288	GBP	1,489	0	(36)
HUS	10/2015		JPY	387,600		$3,245	14	0
	10/2015		KRW	1,907,165		1,677	70	0
	10/2015		SGD	756		530	0	(1)
	10/2015		TWD	7,814		240	4	0
	11/2015		INR	108,639		1,630	0	(19)
	11/2015			$1,777	EUR	1,570	0	(21)
JPM	10/2015		BRL	4,665		$1,277	100	0
	10/2015		KRW	95,376		80	0	0
	10/2015			$1,174	BRL	4,665	2	0
	11/2015	†	EUR	78		$88	1	0
	11/2015		GBP	483		739	9	0
	11/2015		INR	103,737		1,560	0	(15)
	11/2015	†		$300	CAD	395	0	(4)
	11/2015			2,651	EUR	2,350	0	(23)
	11/2015			1,942	GBP	1,272	0	(18)
	10/2016		BRL	2,900		$733	75	0
MSB	10/2015		PLN	1,794		477	5	0
	10/2015			$3,227	JPY	387,600	4	0
	11/2015		JPY	387,600		$3,229	0	(4)
NAB	10/2015	†		$14,894	EUR	13,048	0	(315)
NGF	10/2015		TWD	20,234		$610	0	(2)
SCX	10/2015		GBP	12,699		19,718	508	0
	10/2015		INR	110,990		1,670	0	(18)
	11/2015		GBP	458		699	6	0
UAG	10/2015		TWD	14,705		450	5	0
	10/2015			$469	PLN	1,798	4	0
	11/2015		CAD	396		$303	6	0
	11/2015	†	EUR	14		16	0	0
	11/2015		NZD	403		262	6	0
	11/2015			$1,417	EUR	1,266	0	(1)
	12/2015			505	MXN	8,620	2	0

Total Forward Foreign Currency Contracts							$1,767	$(2,832)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC CDX.IG-24 5-Year Index	Buy	2.000%	10/21/2015	$1,800	$0	$0
MYC	Put - OTC CDX.IG-24 5-Year Index	Buy	2.000	12/16/2015	5,900	1	1

						$1	$1

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Call - OTC EUR versus USD		$1.329	11/27/2015	EUR	9,800	$1	$0
	Put - OTC USD versus JPY	JPY	90.200	12/09/2015		$3,200	1	0

							$2	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	$1,800	$18	$0
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	22,400	28	3
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	02/08/2016	4,100	49	20
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	10,900	7	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	23,200	18	5
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	8,800	10	1
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	18,900	30	39
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	24,700	23	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	28,700	53	43
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	28,300	51	43
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065	10/05/2015	4,100	46	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	3,000	420	318
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	64,300	55	9

							$808	$487

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC Brent Crude January Futures †	$61.000	12/11/2015	$1	$3	$1
	Call - OTC Brent Crude November Futures †	63.000	10/12/2015	2	2	0
BPS	Put - OTC Natural Gas December Futures †	45.000	11/27/2015	27	1	1
	Put - OTC Natural Gas January Futures †	45.000	12/30/2015	30	1	1
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015	27	1	1
GST	Put - OTC Aluminum December Futures †	1,500.000	12/02/2015	0	1	2
SOG	Put - OTC Natural Gas December Futures †	44.000	11/27/2015	79	1	2
	Put - OTC Natural Gas December Futures †	45.000	11/27/2015	53	1	2
	Put - OTC Natural Gas January Futures †	44.000	12/30/2015	90	1	2
	Put - OTC Natural Gas January Futures †	45.000	12/30/2015	60	1	2
	Put - OTC Natural Gas November Futures †	44.000	10/29/2015	82	1	3
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015	55	1	3

					$15	$20

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 3.000% due 10/01/2045	$120.000	10/07/2015	$8,000	$0	$0

Total Purchased Options					$826	$508

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016		$3,500	$(148)	$(302)
GLM	Put - OTC EUR versus USD		$1.100	11/25/2015	EUR	1,490	(16)	(16)

							$(164)	$(318)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$700	$(6)	$(5)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	12,100	(108)	(12)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	(13)	(1)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	1,200	(1)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	(9)	(7)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,400	(63)	(34)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	(1)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	4,600	(52)	(65)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	2,000	(37)	(37)

						$(293)	$(162)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	$1,500	$(8)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	10/05/2015	600	(8)	0
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800	10/23/2015	5,400	(14)	(34)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/08/2016	4,100	(54)	(68)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016	25,200	(81)	(151)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	12,800	(48)	(68)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	18,900	(11)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	18,900	(19)	(22)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017	12,600	(420)	(226)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	10/05/2015	3,600	(21)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	10/05/2015	1,600	(25)	0
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	3,300	(13)	(18)

							$(722)	$(597)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DEU	Put - OTC WTI Crude December Futures †	$40.000	11/17/2015	$14	$(13)	$(12)
GST	Call - OTC Aluminum December Futures †	1,725.000	12/02/2015	0	(1)	(1)
	Call - OTC SPGCICP Index †	0.644	11/12/2015	1,000	(4)	0
MAC	Put - OTC Brent Crude December/January Futures Average †	58.000	11/27/2015	1	(2)	(9)
	Put - OTC Brent Crude December/January Futures Average †	59.000	11/27/2015	1	(2)	(10)
	Put - OTC Brent Crude January/February Futures Average †	58.000	12/30/2015	1	(2)	(9)
	Put - OTC Brent Crude January/February Futures Average †	59.000	12/30/2015	1	(2)	(10)
	Put - OTC Brent Crude November/December Futures Average †	58.000	10/29/2015	1	(3)	(10)
	Put - OTC Brent Crude November/December Futures Average †	59.000	10/29/2015	1	(2)	(11)

					$(31)	$(72)

Options on Exchange-Traded Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Gasoline December Futures	$ 160.000	11/24/2015	$42	$(3)	$(1)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	1.210	11/12/2015	$700	$(2)	$0
	Call - OTC SPGCICP Index †	0.656	12/11/2015	1,000	(4)	0
	Call - OTC SPGCNGP Index †	1.210	11/10/2015	1,400	(3)	0

					$(9)	$0

Total Written Options					$(1,222)	$(1,150)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	LLSBRT 2H15 †	$2.750	12/31/2015	1,000	$0	$(1)	$0	$(1)
	Receive	LLSBRT CAL15 †	8.150	12/31/2015	3,000	0	22	22	0
BPS	Receive	EURMARG CAL16 †	6.400	12/31/2016	13,000	0	(2)	0	(2)
	Receive	EUROBOBCO 2Q3Q16 †	9.000	09/30/2016	12,000	0	10	10	0
	Receive	EURTOP 1Q16 †	2.070	03/31/2016	14,000	0	(5)	0	(5)
	Receive	EURTOP 4Q15 †	2.070	12/31/2015	10,000	0	1	1	0
	Pay	GOLDLNPM Index †	1,224.700	11/18/2015	0	0	22	22	0
	Pay	GOLDLNPM Index †	1,103.500	09/14/2016	0	0	(2)	0	(2)
	Pay	LLSBRT 2H15 †	2.550	12/31/2015	1,000	0	(1)	0	(1)
	Receive	PLTMLNPM Index †	1,177.500	11/18/2015	0	0	(54)	0	(54)
	Receive	PLTMLNPM Index †	960.100	09/14/2016	0	0	(5)	0	(5)
CBK	Pay	LLSBRT 2H15 †	2.500	12/31/2015	0	0	0	0	0
GST	Receive	EURMARGIN CAL16 †	6.050	12/31/2016	1,000	0	0	0	0
	Receive	EURMARGIN CAL16 †	6.380	12/31/2016	1,000	0	0	0	0
	Receive	EURTOP 1Q16 †	1.940	03/31/2016	3,000	0	(1)	0	(1)
	Receive	EURTOP 1Q16 †	2.040	03/31/2016	3,000	0	(1)	0	(1)
	Receive	EURTOP 1Q16 †	2.150	03/31/2016	1,000	0	0	0	0
	Receive	EURTOP 4Q15 †	1.940	12/31/2015	3,000	0	1	1	0
	Receive	EURTOP 4Q15 †	2.040	12/31/2015	3,000	0	1	1	0
	Receive	EURTOP 4Q15 †	2.150	12/31/2015	1,000	0	0	0	0
	Pay	GOLDLNPM Index †	1,154.880	01/11/2016	0	0	8	8	0
	Pay	LLSBRT 2H15 †	3.000	12/31/2015	1,000	0	(1)	0	(1)
	Pay	LLSBRT 2H15 †	2.400	12/31/2015	0	0	0	0	0
	Receive	PLTMLNPM Index †	1,032.380	01/11/2016	0	0	(25)	0	(25)
JPM	Receive	EUROBOBCO 2Q3Q16 †	8.950	09/30/2016	3,000	0	3	3	0
	Pay	LLSBRT 2H15 †	2.300	12/31/2015	1,000	0	(1)	0	(1)
MAC	Receive	CUAC 1Q16 †	25.750	03/31/2016	69,000	0	8	8	0
	Receive	CUAC 1Q16 †	28.000	03/31/2016	117,000	0	11	11	0
	Receive	CUAC 1Q16 †	29.000	03/31/2016	117,000	0	10	10	0
	Receive	CUAC 1Q16 †	36.250	03/31/2016	42,000	0	1	1	0
	Receive	CUAC 1Q16 †	39.000	03/31/2016	36,000	0	0	0	0
	Receive	CUAC 4Q15 †	41.500	12/31/2015	165,000	0	3	3	0
	Pay	CUAC V5 †	45.500	10/30/2015	55,000	0	(1)	0	(1)
	Receive	CUAC X5 †	43.240	11/30/2015	55,000	0	0	0	0
MYC	Pay	LLSBRT CAL15 †	3.300	12/31/2015	0	0	(1)	0	(1)

						$0	$0	$101	$(101)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Cardinal Health, Inc.	(0.590%)	06/20/2017	0.074%	$400	$0	$(3)	$0	$(3)
GST	RPM International, Inc.	(1.500)	03/20/2018	0.384	1,000	0	(28)	0	(28)

						$0	$(31)	$0	$(31)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.860%	$4,300	$(75)	$97	$22	$0
CBK	Freeport-McMoRan, Inc.	1.000	09/20/2020	6.509	1,000	(165)	(54)	0	(219)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.472	600	(41)	34	0	(7)
	Sberbank of Russia Via SB Capital S.A.	1.000	03/20/2016	4.085	100	(6)	5	0	(1)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.472	400	(29)	24	0	(5)

						$(316)	$106	$22	$(232)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	600	$0	$41	$41	$0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		$300	0	(2)	0	(2)
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	800	4	43	47	0
	Pay	1-Year BRL-CDI	14.560	01/04/2021	BRL	1,400	0	(7)	0	(7)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$1,400	0	(32)	0	(32)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		1,700	0	(51)	0	(51)
	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		8,700	20	(564)	0	(544)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	1,500	0	21	21	0
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		1,400	0	73	73	0
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		700	0	47	47	0
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018	EUR	100	0	0	0	0
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		200	0	0	0	0
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	1,200	2	36	38	0
	Pay	1-Year BRL-CDI	13.450	01/04/2021	BRL	1,300	0	(17)	0	(17)
	Pay	1-Year BRL-CDI	14.500	01/04/2021		9,600	0	(51)	0	(51)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018	EUR	200	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	1.728	12/19/2015		$5,100	0	(99)	0	(99)
	Receive	3-Month USD-CPURNSA Index	0.070	12/22/2015		2,300	0	(4)	0	(4)
	Receive	3-Month USD-CPURNSA Index	1.485	11/19/2016		28,300	0	(600)	0	(600)
	Receive	3-Month USD-CPURNSA Index	1.480	11/20/2016		4,500	0	(95)	0	(95)
	Receive	3-Month USD-CPURNSA Index	1.473	11/21/2016		3,800	0	(80)	0	(80)
	Receive	3-Month USD-CPURNSA Index	1.845	11/29/2016		4,700	0	(145)	0	(145)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		1,200	0	(36)	0	(36)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		1,200	10	(157)	0	(147)
	Receive	3-Month USD-CPURNSA Index	2.560	05/08/2023		13,100	0	(1,647)	0	(1,647)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	300	0	16	16	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		100	0	14	14	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		100	0	7	7	0
	Pay	1-Year BRL-CDI	13.450	01/04/2021	BRL	1,300	0	(17)	0	(17)
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	200	0	0	0	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	2,360	0	38	38	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		500	2	28	30	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		5,000	(16)	173	157	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		300	0	4	4	0
	Pay	1-Year BRL-CDI	13.730	01/02/2018	BRL	14,000	(1)	(110)	0	(111)
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	100	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		$2,900	0	(169)	0	(169)
HUS	Receive	1-Year BRL-CDI	13.403	01/02/2018	BRL	14,000	0	130	130	0
	Pay	1-Year BRL-CDI	13.421	01/04/2021		4,600	0	(60)	0	(60)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		10,700	1	(137)	0	(136)
	Pay	1-Year BRL-CDI	14.500	01/04/2021		5,800	0	(31)	0	(31)
	Pay	1-Year BRL-CDI	14.560	01/04/2021		10,500	0	(52)	0	(52)
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		600	0	10	10	0
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		1,200	0	52	52	0
	Receive	3-Month USD-CPURNSA Index	1.533	11/07/2016		$13,500	1	(302)	0	(301)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018	EUR	400	0	0	0	0

							$23	$(3,726)	$731	$(4,434)

Total Return Swaps on Commodity and Equity Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	239,701	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$42,770	$(365)	$0	$(365)
BPS	Receive	BCOMF1T Index †	15,078	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	5,126	(37)	0	(37)
	Receive	BCOMTR Index †	55,777	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	9,952	(85)	0	(85)
CBK	Receive	BCOMF1T Index †	105	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	36	0	0	0
	Receive	BCOMTR Index †	346,347	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	35,737	(308)	0	(308)
FBF	Receive	BCOMTR Index †	128,716	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	22,967	(195)	0	(195)
GLM	Receive	BCOMF1T Index †	8,360	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	2,842	(21)	0	(21)
	Receive	BCOMTR Index †	244,867	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	41,691	(349)	0	(349)
JPM	Receive	BCOMCO1 Index †	7,525	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	1,903	25	25	0
	Pay	BCOMCOT Index †	3,576	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	1,933	(12)	0	(12)
	Receive	BCOMF1T Index †	672	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	228	(2)	0	(2)
	Receive	BCOMTR Index †	134,172	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	23,940	(204)	0	(204)
	Receive	JMABFNJ1 Index †	90,266	0.700%	02/16/2016	9,137	(79)	0	(79)
	Receive	JMABNICP Index †	15,262	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	6,771	42	42	0
MAC	Receive	BCOMTR Index †	314,619	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	26,506	(228)	0	(228)
MYC	Receive	BCOMTR Index †	850,016	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	162,495	(1,344)	0	(1,344)

							$(3,162)	$67	$(3,229)

(6)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	S&P GSCI Crude Oil Index (7)†	6.376%	11/17/2015	$150	$0	$(23)	$0	$(23)
	Receive	WTI Crude December Futures (7)†	4.203	11/17/2015	180	0	21	21	0
GST	Pay	GOLDLNPM Index (7)†	6.126	11/25/2015	170	0	7	7	0
	Pay	GOLDLNPM Index (7)†	7.784	03/24/2020	358	0	(2)	0	(2)
	Pay	GOLDLNPM Index (7)†	7.840	04/06/2020	178	0	(1)	0	(1)
	Pay	GOLDLNPM Index (7)†	7.840	04/09/2020	179	0	(1)	0	(1)
	Pay	GOLDLNPM Index (7)†	7.896	04/14/2020	178	0	(1)	0	(1)
	Pay	GOLDLNPM Index (7)†	7.981	04/22/2020	1,416	0	(6)	0	(6)
	Pay	GOLDLNPM Index (7)†	8.585	04/27/2020	1,024	0	1	1	0
	Pay	GOLDLNPM Index (7)†	8.703	04/28/2020	339	0	1	1	0
	Pay	GOLDLNPM Index (7)†	7.023	07/29/2020	943	0	2	2	0
	Pay	GOLDLNPM Index (7)†	7.840	09/09/2020	179	0	(2)	0	(2)
	Receive	SLVRLND Index (7)†	10.890	11/25/2015	130	0	(5)	0	(5)
JPM	Pay	GOLDLNPM Index (7)†	10.890	04/29/2020	303	0	7	7	0
	Pay	GOLDLNPM Index (7)†	11.156	05/07/2020	599	0	15	15	0
	Pay	GOLDLNPM Index (7)†	9.000	07/24/2020	333	0	1	1	0
MYC	Pay	GOLDLNPM Index (7)†	5.406	04/21/2016	910	0	23	23	0
	Receive	SLVRLND Index (7)†	9.151	04/21/2016	700	0	(10)	0	(10)

						$0	$27	$78	$(51)

Total Swap Agreements						$(293)	$(6,786)	$999	$(8,078)

(7)	Variance Swap

(k)	Securities with an aggregate market value of $10,764 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$25,832	$0	$25,832
Industrials	899	1,955	0	2,854
Utilities	0	5,067	0	5,067
U.S. Government Agencies	0	8,723	0	8,723
U.S. Treasury Obligations	0	455,550	0	455,550
Mortgage-Backed Securities	0	20,200	0	20,200
Asset-Backed Securities	0	17,224	0	17,224
Sovereign Issues	0	54,255	0	54,255
Short-Term Instruments
Certificates of Deposit	0	7,242	0	7,242
Repurchase Agreements	0	22,062	0	22,062
Japan Treasury Bills	0	13,338	0	13,338
U.S. Treasury Bills	0	27,760	0	27,760
	$899	$659,208	$0	$660,107

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,588	$0	$0	$13,588
Total Investments	$14,487	$659,208	$0	$673,695

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(12,787)	0	(12,787)
U.S. Treasury Obligations	0	(1,769)	0	(1,769)
	$0	$(14,556)	$0	$(14,556)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	181	186	0	367
Over the counter	0	3,257	17	3,274
	$181	$3,443	$17	$3,641

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(233)	(423)	0	(656)
Over the counter	(49)	(11,952)	(59)	(12,060)

	$(282)	$(12,375)	$(59)	$(12,716)
Totals	$14,386	$635,720	$(42)	$650,064

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.1%
AZERBAIJAN 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$800	$752

Total Azerbaijan (Cost $786)			752

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Ooredoo International Finance Ltd.
4.500% due 01/31/2043		$500	493

Total Bermuda (Cost $489)			493

BRAZIL 11.5%
CORPORATE BONDS & NOTES 7.3%
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$300	239
Banco do Brasil S.A.
3.875% due 10/10/2022		2,780	2,158
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	402
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,400	1,407
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020		500	496
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		1,500	1,192
BRF S.A.
3.950% due 05/22/2023		1,500	1,372
Caixa Economica Federal
4.500% due 10/03/2018		500	447
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,500	1,344
CSN Islands Corp.
6.875% due 09/21/2019		200	95
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	347
Petrobras Global Finance BV
2.694% due 03/17/2017		200	173
3.250% due 03/17/2017		700	619
5.750% due 01/20/2020		9,750	7,337
6.850% due 06/05/2115		1,000	635
7.875% due 03/15/2019		800	660
Samarco Mineracao S.A.
5.750% due 10/24/2023		400	341

			19,264

SOVEREIGN ISSUES 4.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		600	598
6.369% due 06/16/2018		840	815
6.500% due 06/10/2019		830	800
Brazil Government International Bond
5.000% due 01/27/2045		2,210	1,663
5.625% due 01/07/2041		50	41
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (c)	BRL	28,000	5,050
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		38	9
10.000% due 01/01/2021		8,000	1,635
10.000% due 01/01/2025		2,400	444

			11,055

Total Brazil (Cost $38,821)			30,319

CAYMAN ISLANDS 2.4%
CORPORATE BONDS & NOTES 2.4%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020	$800	824
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	600	647
CAR, Inc.
6.125% due 02/04/2020	400	398
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	400	438
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (c)	79	75
0.000% due 11/30/2025	381	280
0.000% due 05/15/2030 (c)	800	440
Lamar Funding Ltd.
3.958% due 05/07/2025	1,100	1,033
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034	1,000	972
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	738	267
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	1,495	390
6.750% due 10/01/2023	1,269	347
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (c)	81	78

Total Cayman Islands (Cost $8,541)		6,189

CHILE 3.6%
CORPORATE BONDS & NOTES 3.6%
Banco del Estado de Chile
4.125% due 10/07/2020	$700	736
Banco Santander Chile
3.875% due 09/20/2022	500	500
Celulosa Arauco y Constitucion S.A.
4.500% due 08/01/2024	300	296
5.000% due 01/21/2021	1,000	1,049
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	400	311
4.500% due 09/16/2025	1,300	1,251
4.875% due 11/04/2044	600	510
Corpbanca S.A.
3.875% due 09/22/2019	600	607
E.CL S.A.
5.625% due 01/15/2021	800	875
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	1,500	1,498
GNL Quintero S.A.
4.634% due 07/31/2029	800	789
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	1,000	965

		9,387

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042	150	129

Total Chile (Cost $9,625)		9,516

CHINA 1.1%
CORPORATE BONDS & NOTES 1.1%
CCCI Treasure Ltd.
3.500% due 04/21/2020 (d)	$800	785
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	600	622
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	700	730
4.875% due 05/17/2042	500	515
Three Gorges Finance Cayman Islands Ltd.
3.700% due 06/10/2025	300	307

Total China (Cost $2,892)		2,959

COLOMBIA 2.4%
CORPORATE BONDS & NOTES 2.1%
Ecopetrol S.A.
5.875% due 09/18/2023		$2,000	1,930
5.875% due 05/28/2045		1,900	1,444
7.375% due 09/18/2043		900	826
7.625% due 07/23/2019		1,300	1,433

			5,633

SOVEREIGN ISSUES 0.3%
Colombia Government International Bond
8.125% due 05/21/2024		300	368
10.375% due 01/28/2033		225	320
12.000% due 10/22/2015	COP	457,000	149

			837

Total Colombia (Cost $7,243)			6,470

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$400	350
4.375% due 04/30/2025		200	169
5.625% due 04/30/2043		400	303

Total Costa Rica (Cost $1,000)			822

DOMINICAN REPUBLIC 0.4%
SOVEREIGN ISSUES 0.4%
Dominican Republic International Bond
5.500% due 01/27/2025		$700	679
6.850% due 01/27/2045		400	387

Total Dominican Republic (Cost $1,126)			1,066

ECUADOR 0.1%
SOVEREIGN ISSUES 0.1%
Ecuador Government International Bond
10.500% due 03/24/2020		$300	226

Total Ecuador (Cost $322)			226

EL SALVADOR 2.0%
SOVEREIGN ISSUES 2.0%
El Salvador Government International Bond
5.875% due 01/30/2025		$3,300	2,871
6.375% due 01/18/2027		400	353
7.625% due 02/01/2041		360	320
7.650% due 06/15/2035		2,045	1,833

Total El Salvador (Cost $6,406)			5,377

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Federal Democratic Republic of Ethiopia
6.625% due 12/11/2024		$200	184

Total Ethiopia (Cost $200)			184

GABON 0.4%
SOVEREIGN ISSUES 0.4%
Gabonese Republic Government International Bond
6.375% due 12/12/2024		$1,202	1,000

Total Gabon (Cost $1,172)			1,000

GUATEMALA 0.7%
SOVEREIGN ISSUES 0.7%
Guatemala Government International Bond
4.875% due 02/13/2028		$610	596
5.750% due 06/06/2022		1,260	1,326

Total Guatemala (Cost $1,907)			1,922

HONG KONG 1.1%
CORPORATE BONDS & NOTES 1.1%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		$600	592
CNOOC Finance Ltd.
3.875% due 05/02/2022		700	708
CNOOC Finance USA LLC
3.500% due 05/05/2025		200	191
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		700	708
Nexen Energy ULC
6.400% due 05/15/2037		50	59
7.500% due 07/30/2039		450	601

Total Hong Kong (Cost $2,816)			2,859

HUNGARY 0.2%
CORPORATE BONDS & NOTES 0.2%
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020		$500	558

SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
5.375% due 02/21/2023		100	109

Total Hungary (Cost $597)			667

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
ICICI Bank Ltd.
4.750% due 11/25/2016		$500	517
ONGC Videsh Ltd.
2.500% due 05/07/2018		200	199
3.750% due 05/07/2023		200	196

Total India (Cost $875)			912

INDONESIA 8.8%
CORPORATE BONDS & NOTES 4.4%
Majapahit Holding BV
7.250% due 06/28/2017		$700	747
7.750% due 01/20/2020		1,540	1,717
7.875% due 06/29/2037		700	755
Pelabuhan Indonesia PT
4.250% due 05/05/2025		400	351
4.875% due 10/01/2024		500	466
5.375% due 05/05/2045		200	158
Pertamina Persero PT
4.300% due 05/20/2023		2,300	2,107
5.625% due 05/20/2043		500	391
6.000% due 05/03/2042		1,500	1,248
6.450% due 05/30/2044		4,300	3,751

			11,691

SOVEREIGN ISSUES 4.4%
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	300	322
4.625% due 04/15/2043		$1,700	1,428
6.625% due 02/17/2037		900	951
6.750% due 01/15/2044		2,100	2,234
6.875% due 03/09/2017		3,200	3,435
7.750% due 01/17/2038		100	118
11.625% due 03/04/2019		2,500	3,188

			11,676

Total Indonesia (Cost $24,598)			23,367

IRELAND 3.1%
CORPORATE BONDS & NOTES 3.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,100	1,206
Borets Finance Ltd.
7.625% due 09/26/2018	700	572
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	800	757
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022	300	260
6.604% due 02/03/2021	1,300	1,306
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	1,200	1,185
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	400	397
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017 (f)	400	403
6.025% due 07/05/2022	2,080	1,972
6.902% due 07/09/2020	200	202

Total Ireland (Cost $8,490)		8,260

ISRAEL 1.2%
CORPORATE BONDS & NOTES 0.9%
Israel Electric Corp. Ltd.
5.000% due 11/12/2024	$2,000	2,051
7.250% due 01/15/2019	300	339

		2,390

SOVEREIGN ISSUES 0.3%
Israel Government International Bond
4.500% due 01/30/2043	800	807

Total Israel (Cost $3,084)		3,197

IVORY COAST 0.2%
SOVEREIGN ISSUES 0.2%
Ivory Coast Government International Bond
5.375% due 07/23/2024	$600	527

Total Ivory Coast (Cost $590)		527

JAMAICA 0.2%
SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028	$200	202
7.875% due 07/28/2045	200	200

Total Jamaica (Cost $400)		402

KAZAKHSTAN 4.5%
CORPORATE BONDS & NOTES 3.4%
Intergas Finance BV
6.375% due 05/14/2017	$300	305
KazMunayGas National Co. JSC
4.400% due 04/30/2023	700	591
5.750% due 04/30/2043	1,000	727
6.000% due 11/07/2044	700	515
7.000% due 05/05/2020	5,200	5,281
Samruk-Energy JSC
3.750% due 12/20/2017	1,400	1,329
Zhaikmunai LLP
7.125% due 11/13/2019	300	243

		8,991

SOVEREIGN ISSUES 1.1%
Kazakhstan Government International Bond
3.875% due 10/14/2024 (f)	900	812
4.875% due 10/14/2044	800	638
5.125% due 07/21/2025	1,000	968
6.500% due 07/21/2045	400	377

		2,795

Total Kazakhstan (Cost $12,820)		11,786

LUXEMBOURG 6.6%
CORPORATE BONDS & NOTES 6.6%
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019		$200	202
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,800	1,561
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		2,580	2,544
6.510% due 03/07/2022		750	744
7.288% due 08/16/2037		460	442
9.250% due 04/23/2019		2,000	2,215
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		1,920	1,913
6.299% due 05/15/2017		1,640	1,665
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,223
5.717% due 06/16/2021		600	603
6.125% due 02/07/2022		3,500	3,567
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		600	631

Total Luxembourg (Cost $17,858)			17,310

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045		$200	186

Total Malaysia (Cost $198)			186

MEXICO 13.7%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		5,259	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 11.3%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	340
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$3,000	2,913
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,250	1,340
6.750% due 09/30/2022		500	542
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	200	212
6.125% due 05/05/2025		$700	639
Comision Federal de Electricidad
4.875% due 05/26/2021		900	935
4.875% due 01/15/2024		800	814
6.125% due 06/16/2045		600	567
Desarrolladora Homex S.A.B. de C.V.
9.750% due 03/25/2020 ^		125	8
Grupo Televisa S.A.B.
5.000% due 05/13/2045		200	182
Petroleos Mexicanos
4.875% due 01/24/2022		3,100	3,088
5.500% due 06/27/2044		1,940	1,567
5.750% due 03/01/2018		3,000	3,181
6.375% due 01/23/2045		500	452
6.500% due 06/02/2041		9,520	8,816
6.625% due 06/15/2038		700	642
8.000% due 05/03/2019		3,000	3,397
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	5

			29,640

SOVEREIGN ISSUES 2.4%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,000	926
4.600% due 01/23/2046		$1,108	990
4.750% due 03/08/2044		100	92
5.550% due 01/21/2045		2,520	2,596
5.750% due 10/12/2110		700	658
6.050% due 01/11/2040		548	602
7.250% due 12/15/2016	MXN	8,600	530

			6,394

Total Mexico (Cost $38,874)			36,034

MONGOLIA 0.6%
SOVEREIGN ISSUES 0.6%
Mongolia Government International Bond
4.125% due 01/05/2018		$1,000	928
5.125% due 12/05/2022		730	601

Total Mongolia (Cost $1,723)			1,529

MOROCCO 0.7%
SOVEREIGN ISSUES 0.7%
Morocco Government International Bond
4.250% due 12/11/2022		$1,800	1,825

Total Morocco (Cost $1,833)			1,825

NETHERLANDS 1.0%
CORPORATE BONDS & NOTES 1.0%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$1,400	953
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		300	284
6.950% due 07/10/2042		500	393
7.000% due 05/11/2016		1,000	1,013

Total Netherlands (Cost $3,232)			2,643

PANAMA 2.4%
SOVEREIGN ISSUES 2.4%
Panama Government International Bond
4.000% due 09/22/2024		$800	793
4.300% due 04/29/2053		2,600	2,217
8.875% due 09/30/2027		780	1,076
9.375% due 04/01/2029		1,553	2,242

Total Panama (Cost $6,117)			6,328

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Paraguay
4.625% due 01/25/2023		$500	494
6.100% due 08/11/2044		400	393

Total Paraguay (Cost $915)			887

PERU 0.6%
CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$200	202
Union Andina de Cementos SAA
5.875% due 10/30/2021		300	290

			492

SOVEREIGN ISSUES 0.4%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023		400	372
Peru Government International Bond
8.750% due 11/21/2033		394	557

			929

Total Peru (Cost $1,411)			1,421

PHILIPPINES 0.6%
CORPORATE BONDS & NOTES 0.6%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$1,300	1,690

Total Philippines (Cost $1,715)		1,690

QATAR 0.2%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc.
6.067% due 12/31/2033	$100	115
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	350	394

Total Qatar (Cost $443)		509

RUSSIA 2.3%
CORPORATE BONDS & NOTES 0.8%
SCF Capital Ltd.
5.375% due 10/27/2017	$700	684
Sibur Securities Ltd.
3.914% due 01/31/2018	1,000	977
VimpelCom Holdings BV
5.200% due 02/13/2019	400	393

		2,054

SOVEREIGN ISSUES 1.5%
Russia Government International Bond
4.500% due 04/04/2022	2,200	2,206
4.875% due 09/16/2023	400	404
5.625% due 04/04/2042	1,300	1,222
5.875% due 09/16/2043	200	194

		4,026

Total Russia (Cost $6,154)		6,080

SENEGAL 0.1%
SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021	$200	211

Total Senegal (Cost $212)		211

SLOVENIA 1.5%
SOVEREIGN ISSUES 1.5%
Slovenia Government International Bond
4.125% due 02/18/2019	$600	634
5.250% due 02/18/2024	2,900	3,201

Total Slovenia (Cost $3,498)		3,835

SOUTH AFRICA 2.2%
CORPORATE BONDS & NOTES 1.8%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	$500	472
6.500% due 04/15/2040	100	78
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021	2,000	1,885
6.750% due 08/06/2023	700	658
7.125% due 02/11/2025	1,000	945
Myriad International Holdings BV
5.500% due 07/21/2025	600	590

		4,628

SOVEREIGN ISSUES 0.4%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	300	322
4.665% due 01/17/2024		$100	100
5.375% due 07/24/2044		800	749

			1,171

Total South Africa (Cost $6,345)			5,799

SRI LANKA 0.6%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$500	479

SOVEREIGN ISSUES 0.4%
Sri Lanka Government International Bond
5.125% due 04/11/2019		500	495
6.250% due 07/27/2021		568	569

			1,064

Total Sri Lanka (Cost $1,568)			1,543

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Africa Finance Corp.
4.375% due 04/29/2020		$400	403

Total Supranational (Cost $396)			403

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	240
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$200	207

Total Sweden (Cost $464)			447

THAILAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Thai Oil PCL
3.625% due 01/23/2023		$430	426
4.875% due 01/23/2043		670	628

Total Thailand (Cost $1,079)			1,054

TRINIDAD AND TOBAGO 0.5%
CORPORATE BONDS & NOTES 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$992	964
9.750% due 08/14/2019		400	430

Total Trinidad and Tobago (Cost $1,421)			1,394

TURKEY 3.8%
CORPORATE BONDS & NOTES 0.5%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$400	408
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		391	382
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016		400	398

			1,188

SOVEREIGN ISSUES 3.3%
Turkey Government International Bond
4.875% due 04/16/2043		1,100	920
6.000% due 01/14/2041		600	587

6.750% due 05/30/2040	1,700	1,817
7.000% due 03/11/2019	1,500	1,651
7.250% due 03/05/2038	700	792
7.500% due 11/07/2019	1,400	1,576
8.000% due 02/14/2034	1,100	1,332

		8,675

Total Turkey (Cost $9,852)		9,863

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
DP World Ltd.
3.250% due 05/18/2020	$700	699
6.850% due 07/02/2037	400	425

Total United Arab Emirates (Cost $1,035)		1,124

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
HBOS PLC
6.750% due 05/21/2018	$400	442

Total United Kingdom (Cost $399)		442

UNITED STATES 2.0%
CORPORATE BONDS & NOTES 1.8%
California Resources Corp.
5.000% due 01/15/2020	$400	259
5.500% due 09/15/2021	400	246
CCO Safari LLC
4.908% due 07/23/2025	300	299
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	400	444
Rio Oil Finance Trust
6.250% due 07/06/2024	3,650	2,345
6.750% due 01/06/2027	1,450	900
Terraform Global Operating LLC
9.750% due 08/15/2022	300	241

		4,734

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
2.034% due 09/25/2045	12	12
Banc of America Commercial Mortgage Trust
5.733% due 06/10/2049	187	195
5.935% due 02/10/2051	139	148
Banc of America Mortgage Trust
2.630% due 02/25/2036 ^	4	4
Bear Stearns Adjustable Rate Mortgage Trust
2.551% due 01/25/2035	5	5
2.795% due 05/25/2047 ^	35	31
Citigroup Mortgage Loan Trust, Inc.
2.905% due 09/25/2037 ^	70	64
GSR Mortgage Loan Trust
2.742% due 01/25/2036 ^	13	12
Morgan Stanley Mortgage Loan Trust
2.247% due 06/25/2036	6	5
WaMu Mortgage Pass-Through Certificates Trust
2.387% due 02/25/2037 ^	43	38
Wells Fargo Mortgage-Backed Securities Trust
2.739% due 07/25/2036 ^	14	14

		528

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.536% due 03/01/2036	41	42

Total United States (Cost $7,427)		5,304

URUGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Uruguay Government International Bond
4.500% due 08/14/2024	$682	691
7.625% due 03/21/2036	400	496

Total Uruguay (Cost $1,090)		1,187

VENEZUELA 3.2%
CORPORATE BONDS & NOTES 1.5%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$2,610	1,186
5.375% due 04/12/2027	5,490	1,771
5.500% due 04/12/2037	3,050	962
8.500% due 11/02/2017	80	54
9.750% due 05/17/2035	250	93

		4,066

SOVEREIGN ISSUES 1.7%
Venezuela Government International Bond
7.000% due 03/31/2038	300	99
7.650% due 04/21/2025	1,130	378
7.750% due 10/13/2019	5,890	2,047
8.250% due 10/13/2024	3,850	1,309
9.000% due 05/07/2023	900	313
9.250% due 05/07/2028	750	257
9.375% due 01/13/2034	40	14

		4,417

Total Venezuela (Cost $18,444)		8,483

VIRGIN ISLANDS (BRITISH) 3.8%
CORPORATE BONDS & NOTES 3.8%
CNPC General Capital Ltd.
2.750% due 05/14/2019	$500	502
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	2,150	1,742
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,062	1,706
7.250% due 04/16/2044	200	152
Rosneft Finance S.A.
6.625% due 03/20/2017	1,700	1,757
7.500% due 07/18/2016	3,300	3,399
7.875% due 03/13/2018	600	632

Total Virgin Islands (British) (Cost $10,325)		9,890

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$500	358

Total Zambia (Cost $493)		358

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (e) 0.2%		403

U.S. TREASURY BILLS 1.0%
0.158% due 01/07/2016 - 02/11/2016 (b)(i)	$2,675	2,675

Total Short-Term Instruments (Cost $3,077)		3,078

Total Investments in Securities (Cost $282,398)		250,129

	SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	1,175,690	11,657

Total Short-Term Instruments (Cost $11,659)		11,657

Total Investments in Affiliates (Cost $11,659)		11,657

Total Investments 99.5% (Cost $294,057)		$261,786
Financial Derivative Instruments (g)(h) (1.0%) (Cost or Premiums, net $(1,534))		(2,665)
Other Assets and Liabilities, net 1.5%		4,017

Net Assets 100.0%		$263,138

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$403	U.S. Treasury Notes 1.875% due 06/30/2020	$(411)	$403	$403

Total Repurchase Agreements						$(411)	$403	$403

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(1.250%)	09/21/2015	09/18/2017	$(407)	$(407)
CFR	(1.000)	07/15/2015	07/14/2017	(755)	(753)

Total Reverse Repurchase Agreements					$(1,160)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $912 at a weighted average interest rate of (1.648%).

(f)	Securities with an aggregate market value of $1,125 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.EM-23 5-Year Index	1.000%	06/20/2020	$1,900	$(220)	$(53)	$23	$0
CDX.EM-24 5-Year Index	1.000	12/20/2020	9,400	(1,194)	(76)	58	0

Total Swap Agreements				$(1,414)	$(129)	$81	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $1,878 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015	KRW	445,498		$375	$0	$0
BPS	10/2015	BRL	23,150		5,827	0	(12)
	10/2015		$6,312	BRL	23,150	11	(484)
	11/2015	BRL	2,828		$695	0	(11)
	12/2015		$1,785	MXN	30,372	1	0
	07/2016	BRL	22,165		$5,610	473	0
BRC	10/2015		1,787		448	0	(3)
	10/2015		$450	BRL	1,788	1	0
CBK	11/2015	EUR	7,426		$8,094	0	(209)
	11/2015		$2,721	EUR	2,436	13	(10)
DUB	10/2015	BRL	6,436		$1,608	0	(16)
	10/2015		$1,620	BRL	6,436	3	0
	11/2015	TWD	42,540		$1,330	45	0
	11/2015		$1,333	BRL	5,395	13	0
	10/2016	BRL	6,298		$1,732	303	0
FBF	10/2015		3,024		825	62	0
	10/2015	SGD	960		682	8	0
	10/2015		$761	BRL	3,024	2	0
GLM	11/2015	COP	470,768		$158	6	0
	11/2015		$1,042	EUR	929	0	(3)
HUS	10/2015		673	SGD	960	1	0
	12/2015	SGD	960		$672	0	(2)
JPM	10/2015	BRL	11,903		3,306	304	0
	10/2015		$2,996	BRL	11,903	6	0
	11/2015		160	EUR	142	0	(1)
MSB	10/2015	JPY	25,600		$213	0	0
	10/2015		$213	JPY	25,600	0	0
	11/2015	JPY	25,600		$213	0	0
	02/2016	BRL	12,613		3,436	382	0
UAG	10/2015	THB	26,243		734	12	0
	11/2015		$244	EUR	213	0	(6)

Total Forward Foreign Currency Contracts						$1,646	$(757)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus MYR	MYR 4.300	11/16/2015	$400	$(7)	$(14)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$(1)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	(1)

						$(18)	$(2)

Total Written Options						$(25)	$(16)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
CBK	Turkey Government International Bond	(1.000%)	09/20/2020	3.050%	$300	$26	$2	$28	$0
GST	Turkey Government International Bond	(1.000)	09/20/2020	3.050	200	17	1	18	0

						$43	$3	$46	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	06/20/2020	4.728%	$300	$(18)	$(28)	$0	$(46)
	Colombia Government International Bond	1.000	06/20/2019	2.151	500	(1)	(19)	0	(20)
	Colombia Government International Bond	1.000	09/20/2020	2.426	300	(16)	(4)	0	(20)
	Indonesia Government International Bond	1.000	09/20/2020	2.577	400	(25)	(4)	0	(29)
	Peru Government International Bond	1.000	09/20/2020	1.930	200	(8)	(1)	0	(9)
	Qatar Government International Bond	1.000	03/20/2016	0.286	500	0	2	2	0
	Russia Government International Bond	1.000	09/20/2016	2.424	600	(8)	0	0	(8)
	South Africa Government International Bond	1.000	06/20/2019	2.555	1,300	(44)	(27)	0	(71)
	South Africa Government International Bond	1.000	09/20/2020	2.847	400	(22)	(11)	0	(33)
BRC	Brazil Government International Bond	1.000	12/20/2016	3.246	300	(4)	(4)	0	(8)
	Brazil Government International Bond	1.000	06/20/2019	4.653	200	(8)	(16)	0	(24)
	Colombia Government International Bond	1.000	06/20/2019	2.151	100	0	(4)	0	(4)
	Colombia Government International Bond	1.000	09/20/2020	2.426	400	(23)	(3)	0	(26)
	Export-Import Bank of China	1.000	09/20/2017	0.724	550	(19)	22	3	0
	Indonesia Government International Bond	1.000	03/20/2024	3.232	100	(14)	(1)	0	(15)
	Kazakhstan Government International Bond	1.000	09/20/2016	1.926	100	(1)	0	0	(1)
	Panama Government International Bond	1.000	06/20/2019	1.557	200	1	(5)	0	(4)
	Russia Government International Bond	1.000	09/20/2016	2.424	200	(4)	1	0	(3)
	Russia Government International Bond	1.000	12/20/2020	3.451	2,000	(250)	24	0	(226)
CBK	Brazil Government International Bond	1.000	03/20/2016	2.532	200	(1)	0	0	(1)
	Brazil Government International Bond	1.000	03/20/2021	4.790	1,300	(58)	(167)	0	(225)
	China Government International Bond	1.000	12/20/2016	0.462	100	(5)	6	1	0
	Colombia Government International Bond	1.000	06/20/2019	2.151	3,200	14	(144)	0	(130)
	Indonesia Government International Bond	1.000	03/20/2024	3.232	300	(41)	(4)	0	(45)
	Russia Government International Bond	1.000	03/20/2020	3.374	200	(32)	13	0	(19)
DUB	Brazil Government International Bond	1.000	03/20/2016	2.532	200	(1)	0	0	(1)
	Brazil Government International Bond	1.000	12/20/2016	3.246	100	(1)	(2)	0	(3)
	China Government International Bond	1.000	12/20/2016	0.462	500	(23)	27	4	0
	Colombia Government International Bond	1.000	09/20/2020	2.426	200	(11)	(2)	0	(13)
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.292	100	(1)	1	0	0
	Panama Government International Bond	1.000	06/20/2019	1.557	500	3	(13)	0	(10)
	Penerbangan Malaysia Bhd.	1.000	03/20/2020	2.016	200	(2)	(7)	0	(9)
	Qatar Government International Bond	1.000	03/20/2016	0.286	100	(1)	1	0	0
	Turkey Government International Bond	1.000	06/20/2021	3.203	100	(9)	(2)	0	(11)
FBF	China Government International Bond	1.000	12/20/2016	0.462	300	(15)	17	2	0
	Colombia Government International Bond	1.000	09/20/2020	2.426	200	(11)	(2)	0	(13)
	Export-Import Bank of China	1.000	12/20/2016	0.575	200	(19)	20	1	0
	Indonesia Government International Bond	1.000	06/20/2021	2.815	2,900	(188)	(79)	0	(267)
GST	Brazil Government International Bond	1.000	03/20/2016	2.532	300	0	(2)	0	(2)
	Brazil Government International Bond	1.000	12/20/2016	3.246	200	(3)	(2)	0	(5)
	Brazil Government International Bond	1.000	12/20/2018	4.572	600	(28)	(35)	0	(63)
	Brazil Government International Bond	1.000	06/20/2019	4.653	100	(4)	(8)	0	(12)
	Brazil Government International Bond	1.000	06/20/2020	4.728	200	(12)	(18)	0	(30)
	Colombia Government International Bond	1.000	09/20/2016	1.275	900	0	(2)	0	(2)
	Colombia Government International Bond	1.000	06/20/2019	2.151	3,200	10	(140)	0	(130)
	Indonesia Government International Bond	1.000	03/20/2024	3.232	100	(14)	(1)	0	(15)
	Panama Government International Bond	1.000	06/20/2019	1.557	100	1	(3)	0	(2)
	Russia Government International Bond	1.000	09/20/2016	2.424	100	(2)	1	0	(1)
	Russia Government International Bond	1.000	06/20/2017	2.694	400	(15)	4	0	(11)
HUS	Brazil Government International Bond	1.000	09/20/2016	2.983	100	0	(2)	0	(2)
	Colombia Government International Bond	1.000	06/20/2019	2.151	3,500	(25)	(117)	0	(142)
	Kazakhstan Government International Bond	1.000	09/20/2016	1.926	200	(2)	0	0	(2)
	Mexico Government International Bond	1.000	03/20/2021	1.821	800	(37)	4	0	(33)
	Panama Government International Bond	1.000	06/20/2019	1.557	200	1	(5)	0	(4)
	South Africa Government International Bond	1.000	03/20/2023	3.269	2,430	(214)	(132)	0	(346)
JPM	Brazil Government International Bond	1.000	09/20/2016	2.983	100	0	(2)	0	(2)
	Brazil Government International Bond	1.000	12/20/2019	4.714	1,000	(37)	(101)	0	(138)
	China Government International Bond	1.000	12/20/2016	0.462	400	(20)	23	3	0
	Colombia Government International Bond	1.000	06/20/2019	2.151	500	3	(23)	0	(20)
	Indonesia Government International Bond	1.000	06/20/2019	2.022	1,000	(22)	(14)	0	(36)
	Indonesia Government International Bond	1.000	09/20/2020	2.577	300	(19)	(2)	0	(21)
	Panama Government International Bond	1.000	06/20/2019	1.557	500	2	(12)	0	(10)
	Russia Government International Bond	1.000	06/20/2023	3.714	1,900	(146)	(176)	0	(322)
MYC	Brazil Government International Bond	1.000	03/20/2016	2.532	3,800	(38)	11	0	(27)
	Brazil Government International Bond	2.100	08/20/2016	2.864	250	0	(1)	0	(1)
	China Government International Bond	1.000	12/20/2016	0.462	1,200	(56)	64	8	0
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.292	100	(1)	1	0	0
RYL	China Government International Bond	1.000	06/20/2016	0.406	600	7	(4)	3	0
UAG	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.292	400	0	2	2	0
	Indonesia Government International Bond	1.000	06/20/2021	2.815	100	(7)	(2)	0	(9)

						$(1,544)	$(1,109)	$29	$(2,682)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	15.510%	07/01/2016	BRL	31,600	$8	$1	$9	$0
	Receive	1-Year BRL-CDI	10.910	01/02/2017		23,300	11	272	283	0
	Receive	1-Year BRL-CDI	12.255	01/02/2017		10,800	(13)	77	64	0
	Receive	1-Year BRL-CDI	13.900	01/02/2017		1,600	1	5	6	0
	Pay	1-Year BRL-CDI	15.230	01/02/2017		14,300	1	(10)	0	(9)
	Receive	1-Year BRL-CDI	12.360	01/02/2018		3,600	22	29	51	0
	Receive	1-Year BRL-CDI	11.680	01/04/2021		800	1	20	21	0
DUB	Pay	1-Year BRL-CDI	15.025	07/01/2016		32,700	0	(15)	0	(15)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		10,100	(13)	73	60	0
	Pay	1-Year BRL-CDI	15.230	01/02/2017		5,900	0	(4)	0	(4)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		12,700	36	(261)	0	(225)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		1,310	3	(22)	0	(19)
GLM	Pay	1-Year BRL-CDI	13.730	01/02/2018		8,800	(2)	(68)	0	(70)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		2,100	5	(35)	0	(30)
HUS	Receive	1-Year BRL-CDI	13.820	01/02/2017		24,800	(1)	107	106	0
	Pay	1-Year BRL-CDI	15.500	01/02/2018		12,200	(1)	(8)	0	(9)
JPM	Pay	1-Year BRL-CDI	8.650	01/02/2017		3,400	6	(103)	0	(97)
MYC	Pay	1-Year BRL-CDI	12.230	01/04/2021		500	(1)	(10)	0	(11)
UAG	Pay	1-Year BRL-CDI	8.200	01/02/2017		31,000	(80)	(918)	0	(998)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		9,880	9	(149)	0	(140)

							$(8)	$(1,019)	$600	$(1,627)

Total Swap Agreements							$(1,509)	$(2,125)	$675	$(4,309)

(i)	Securities with an aggregate market value of $2,675 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Azerbaijan
Sovereign Issues	$0	$752	$0	$752
Bermuda
Corporate Bonds & Notes	0	493	0	493
Brazil
Corporate Bonds & Notes	0	19,264	0	19,264
Sovereign Issues	0	11,055	0	11,055
Cayman Islands
Corporate Bonds & Notes	0	5,394	795	6,189
Chile
Corporate Bonds & Notes	0	9,387	0	9,387
Sovereign Issues	0	129	0	129
China
Corporate Bonds & Notes	0	2,959	0	2,959
Colombia
Corporate Bonds & Notes	0	5,633	0	5,633
Sovereign Issues	0	837	0	837
Costa Rica
Sovereign Issues	0	822	0	822
Dominican Republic
Sovereign Issues	0	1,066	0	1,066
Ecuador
Sovereign Issues	0	226	0	226
El Salvador
Sovereign Issues	0	5,377	0	5,377
Ethiopia
Sovereign Issues	0	184	0	184
Gabon
Sovereign Issues	0	1,000	0	1,000
Guatemala
Sovereign Issues	0	1,922	0	1,922
Hong Kong
Corporate Bonds & Notes	0	2,859	0	2,859
Hungary
Corporate Bonds & Notes	0	558	0	558
Sovereign Issues	0	109	0	109
India
Corporate Bonds & Notes	0	912	0	912
Indonesia
Corporate Bonds & Notes	0	11,691	0	11,691
Sovereign Issues	0	11,676	0	11,676
Ireland
Corporate Bonds & Notes	0	8,260	0	8,260
Israel
Corporate Bonds & Notes	0	2,390	0	2,390
Sovereign Issues	0	807	0	807
Ivory Coast
Sovereign Issues	0	527	0	527
Jamaica
Sovereign Issues	0	402	0	402
Kazakhstan
Corporate Bonds & Notes	0	8,991	0	8,991
Sovereign Issues	0	2,795	0	2,795
Luxembourg
Corporate Bonds & Notes	0	17,310	0	17,310
Malaysia
Corporate Bonds & Notes	0	186	0	186
Mexico
Corporate Bonds & Notes	0	29,640	0	29,640
Sovereign Issues	0	6,394	0	6,394
Mongolia
Sovereign Issues	0	1,529	0	1,529
Morocco
Sovereign Issues	0	1,825	0	1,825
Netherlands
Corporate Bonds & Notes	0	2,643	0	2,643
Panama
Sovereign Issues	0	6,328	0	6,328
Paraguay
Sovereign Issues	0	887	0	887
Peru
Corporate Bonds & Notes	0	492	0	492
Sovereign Issues	0	929	0	929
Philippines
Corporate Bonds & Notes	0	1,690	0	1,690
Qatar
Corporate Bonds & Notes	0	509	0	509
Russia
Corporate Bonds & Notes	0	2,054	0	2,054
Sovereign Issues	0	4,026	0	4,026
Senegal
Sovereign Issues	0	211	0	211
Slovenia
Sovereign Issues	0	3,835	0	3,835
South Africa
Corporate Bonds & Notes	0	4,628	0	4,628
Sovereign Issues	0	1,171	0	1,171
Sri Lanka
Corporate Bonds & Notes	0	479	0	479
Sovereign Issues	0	1,064	0	1,064
Supranational
Corporate Bonds & Notes	0	403	0	403
Sweden
Corporate Bonds & Notes	0	447	0	447
Thailand
Corporate Bonds & Notes	0	1,054	0	1,054
Trinidad and Tobago
Corporate Bonds & Notes	0	1,394	0	1,394
Turkey
Corporate Bonds & Notes	0	1,188	0	1,188
Sovereign Issues	0	8,675	0	8,675
United Arab Emirates
Corporate Bonds & Notes	0	1,124	0	1,124
United Kingdom
Corporate Bonds & Notes	0	442	0	442
United States
Corporate Bonds & Notes	0	4,734	0	4,734
Mortgage-Backed Securities	0	528	0	528
U.S. Government Agencies	0	42	0	42
Uruguay
Sovereign Issues	0	1,187	0	1,187
Venezuela
Corporate Bonds & Notes	0	4,066	0	4,066
Sovereign Issues	0	4,417	0	4,417
Virgin Islands (British)
Corporate Bonds & Notes	0	9,890	0	9,890
Zambia
Sovereign Issues	0	358	0	358
Short-Term Instruments
Repurchase Agreements	0	403	0	403
U.S. Treasury Bills	0	2,675	0	2,675
	$0	$249,334	$795	$250,129

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,657	$0	$0	$11,657

Total Investments	$11,657	$249,334	$795	$261,786

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	81	0	81
Over the counter	0	2,321	0	2,321
	$0	$2,402	$0	$2,402

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(5,082)	$0	$(5,082)

Totals	$11,657	$246,654	$795	$259,106

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.0%
AUSTRALIA 0.2%
MORTGAGE-BACKED SECURITIES 0.0%
Torrens Trust
2.470% due 10/19/2038	AUD	39	$27

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. Inflation Linked Bond
2.750% due 11/20/2025		123	103
Queensland Treasury Corp.
4.250% due 07/21/2023		600	458

			561

Total Australia (Cost $738)			588

BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
3.214% due 03/17/2020		$500	344
3.250% due 03/17/2017		300	265
8.375% due 12/10/2018		500	426

Total Brazil (Cost $1,209)			1,035

CANADA 0.7%
CORPORATE BONDS & NOTES 0.2%
Toronto-Dominion Bank
0.765% due 07/02/2019		$500	497

MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.044% due 07/01/2020	CAD	787	585

SOVEREIGN ISSUES 0.3%
Province of British Columbia
4.300% due 06/18/2042		100	89
Province of Ontario
3.450% due 06/02/2045		100	77
3.500% due 06/02/2024		600	492
6.200% due 06/02/2031		100	105

			763

Total Canada (Cost $1,992)			1,845

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
Atrium CDO Corp.
1.421% due 11/16/2022		$263	263
Gallatin CLO Ltd.
1.559% due 07/15/2023		200	200
OHA Credit Partners Ltd.
1.531% due 05/15/2023		600	600
Symphony CLO LP
1.383% due 01/09/2023		492	491

Total Cayman Islands (Cost $1,555)			1,554

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$200	207

Total China (Cost $203)			207

CYPRUS 0.4%
SOVEREIGN ISSUES 0.4%
Cyprus Government International Bond
3.750% due 11/01/2015	EUR	1,000	1,117

Total Cyprus (Cost $1,095)			1,117

DENMARK 7.4%
CORPORATE BONDS & NOTES 7.4%
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	21,900	3,307
1.000% due 10/01/2016		43,900	6,640
2.000% due 10/01/2015		26,000	3,894
2.000% due 01/01/2016		2,400	361
2.000% due 04/01/2016		2,600	393
3.000% due 10/01/2047		12,900	1,909
Realkredit Danmark A/S
2.000% due 01/01/2016		11,600	1,747
3.000% due 10/01/2047		4,200	622

Total Denmark (Cost $19,013)			18,873

FRANCE 5.4%
CORPORATE BONDS & NOTES 1.0%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,200	1,359
BPCE S.A.
4.500% due 03/15/2025		$500	482
Credit Agricole S.A.
0.881% due 06/12/2017		400	400
Dexia Credit Local S.A.
1.875% due 01/29/2020		250	250

			2,491

MORTGAGE-BACKED SECURITIES 0.4%
Infiniti SoPRANo
0.157% due 11/05/2019	EUR	931	972

SOVEREIGN ISSUES 4.0%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$400	434
France Government International Bond
0.250% due 07/25/2024 (b)	EUR	1,014	1,191
1.000% due 11/25/2018		900	1,039
1.750% due 11/25/2024		2,100	2,542
2.500% due 05/25/2030		600	768
3.250% due 05/25/2045		2,000	2,926
4.000% due 10/25/2038		200	319
4.500% due 04/25/2041		600	1,045

			10,264

Total France (Cost $14,438)			13,727

GERMANY 1.8%
CORPORATE BONDS & NOTES 1.3%
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	200	301
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	500	378
4.750% due 03/12/2019	NZD	1,200	809
5.500% due 03/29/2022	AUD	1,600	1,294
Symrise AG
4.125% due 10/25/2017	EUR	500	595

			3,377

SOVEREIGN ISSUES 0.5%
Republic of Germany
0.100% due 04/15/2023 (b)		103	121
4.000% due 01/04/2037		100	170
4.250% due 07/04/2039		500	906

			1,197

Total Germany (Cost $5,062)			4,574

GREECE 0.7%
CORPORATE BONDS & NOTES 0.4%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	283
National Bank of Greece S.A.
3.875% due 10/07/2016		700	724

			1,007

SOVEREIGN ISSUES 0.3%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	80,000	563
5.000% due 08/22/2016		25,000	190

			753

Total Greece (Cost $1,791)			1,760

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$200	202

Total Hong Kong (Cost $197)			202

IRELAND 1.6%
ASSET-BACKED SECURITIES 0.5%
Celf Loan Partners PLC
0.979% due 05/03/2023	GBP	800	1,166

CORPORATE BONDS & NOTES 0.8%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	1,000	1,164
4.875% due 10/28/2015		$600	602
5.125% due 03/16/2037		200	255

			2,021

MORTGAGE-BACKED SECURITIES 0.3%
DECO Series
1.200% due 04/27/2027	EUR	497	549
German Residential Funding Ltd.
1.117% due 08/27/2024		187	210

			759

Total Ireland (Cost $4,245)			3,946

ITALY 14.4%
ASSET-BACKED SECURITIES 0.0%
Alba SPV SRL
1.481% due 04/20/2040	EUR	53	60

CORPORATE BONDS & NOTES 0.7%
Banca Carige SpA
3.875% due 10/24/2018		600	734
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019		100	124
Banco Popolare SC
2.375% due 01/22/2018		500	557
3.500% due 03/14/2019		300	342

			1,757

MORTGAGE-BACKED SECURITIES 0.7%
Berica Residential MBS SRL
0.288% due 03/31/2048		121	132
Casa D’este Finance SRL
0.312% due 09/15/2040		166	182
Claris SRL
0.412% due 10/31/2060		418	456
Creso SRL
0.659% due 12/30/2060		726	815
Giovecca Mortgages SRL
0.581% due 04/23/2048		105	118

			1,703

SOVEREIGN ISSUES 13.0%
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024		1,700	2,030
3.250% due 09/01/2046		600	732
3.750% due 09/01/2024		3,600	4,717
4.000% due 02/01/2037		2,700	3,709
4.500% due 03/01/2024		4,700	6,449
4.750% due 08/01/2023		3,500	4,858
4.750% due 09/01/2028		500	725
5.000% due 03/01/2025		3,900	5,604
5.000% due 09/01/2040		1,100	1,731
5.500% due 09/01/2022		600	856
5.500% due 11/01/2022		500	714
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	1,121

			33,246

Total Italy (Cost $37,800)			36,766

JAPAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$200	199

Total Japan (Cost $200)			199

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Highlander Euro CDO BV
0.488% due 09/06/2022	EUR	534	592

Total Jersey, Channel Islands (Cost $589)			592

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
4.250% due 06/04/2018	EUR	650	795
Wind Acquisition Finance S.A.
7.000% due 04/23/2021		600	670

Total Luxembourg (Cost $1,445)			1,465

MEXICO 0.3%
SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	12,100	719

Total Mexico (Cost $908)			719

NETHERLANDS 0.9%
ASSET-BACKED SECURITIES 0.4%
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	93	103
Chapel BV
0.341% due 07/17/2066		233	246
Highlander Euro CDO BV
0.206% due 05/01/2023		212	232
Jubilee CDO BV
0.336% due 09/20/2022		200	222
Panther CDO BV
0.364% due 10/15/2084		172	183

			986

CORPORATE BONDS & NOTES 0.5%
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		$400	382
Rabobank Group
8.375% due 07/26/2016 (c)		600	621
8.400% due 06/29/2017 (c)		300	320

			1,323

Total Netherlands (Cost $2,393)			2,309

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.4%
Eksportfinans ASA
2.375% due 05/25/2016		$600	602
5.500% due 05/25/2016		400	409

			1,011

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
0.706% due 03/27/2017		400	402
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,800	244

			646

Total Norway (Cost $1,682)			1,657

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	300	312
4.750% due 01/15/2018		200	212
5.000% due 05/14/2019		100	105
5.000% due 05/21/2019		200	212

Total Portugal (Cost $935)			841

SLOVENIA 2.9%
SOVEREIGN ISSUES 2.9%
Slovenia Government International Bond
2.250% due 03/25/2022	EUR	500	596
4.125% due 02/18/2019		$1,500	1,587
4.375% due 01/18/2021	EUR	300	396
4.700% due 11/01/2016		800	938
4.750% due 05/10/2018		$1,400	1,493
5.250% due 02/18/2024		1,800	1,987
5.850% due 05/10/2023		300	344

Total Slovenia (Cost $7,343)			7,341

SPAIN 7.1%
CORPORATE BONDS & NOTES 0.2%
Banco Santander S.A.
6.250% due 09/11/2021 (c)	EUR	500	521
BPE Financiaciones S.A.
2.875% due 05/19/2016		100	113

			634

SOVEREIGN ISSUES 6.9%
Autonomous Community of Catalonia
4.300% due 11/15/2016		400	457
4.750% due 06/04/2018		300	354
4.950% due 02/11/2020		100	120
Autonomous Community of Madrid
4.125% due 05/21/2024		600	771
4.300% due 09/15/2026		400	523
Spain Government International Bond
2.150% due 10/31/2025		2,200	2,518
2.750% due 10/31/2024		7,250	8,743
3.300% due 07/30/2016		900	1,033
3.800% due 04/30/2024		750	975
5.150% due 10/31/2028		200	295
5.150% due 10/31/2044		1,200	1,897

			17,686

Total Spain (Cost $19,225)			18,320

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
European Investment Bank
0.500% due 06/21/2023	AUD	500	277
0.500% due 08/10/2023		400	218
6.500% due 08/07/2019		800	643

Total Supranational (Cost $1,265)			1,138

SWEDEN 0.3%
CORPORATE BONDS & NOTES 0.2%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,500	193
Swedbank AB
2.200% due 03/04/2020		$300	300
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	1,100	142

			635

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
4.250% due 03/12/2019		1,200	166

Total Sweden (Cost $907)			801

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
UBS AG
4.750% due 05/22/2023		$800	805
7.250% due 02/22/2022		1,100	1,147
7.625% due 08/17/2022		500	576

Total Switzerland (Cost $2,580)			2,528

UNITED KINGDOM 10.5%
ASSET-BACKED SECURITIES 0.1%
Motor PLC
0.674% due 08/25/2021		$157	157

CORPORATE BONDS & NOTES 2.4%
Barclays Bank PLC
7.625% due 11/21/2022		1,100	1,235
7.750% due 04/10/2023		500	536
Barclays PLC
3.650% due 03/16/2025		600	574
HBOS PLC
1.027% due 09/30/2016		1,200	1,199
6.750% due 05/21/2018		1,100	1,215
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (c)		600	606
Royal Bank of Scotland PLC
9.500% due 03/16/2022		300	328
Tesco PLC
6.125% due 02/24/2022	GBP	300	484

			6,177

MORTGAGE-BACKED SECURITIES 2.0%
Business Mortgage Finance PLC
0.966% due 02/15/2039		915	1,357
2.586% due 02/15/2041		455	671
Eurohome UK Mortgages PLC
0.738% due 06/15/2044		146	204
Eurosail PLC
0.747% due 06/10/2044		46	67
0.889% due 06/13/2045		257	384
Fosse Master Issuer PLC
2.684% due 10/18/2054		147	223
Granite Master Issuer PLC
0.556% due 12/20/2054		$100	99

Mansard Mortgages PLC
1.238% due 12/15/2049	GBP	263	379
Money Partners Securities PLC
0.968% due 03/15/2040		28	40
Newgate Funding PLC
0.746% due 12/01/2050		300	383
1.588% due 12/15/2050		362	500
RMAC Securities PLC
0.739% due 06/12/2044		626	846

			5,153

SOVEREIGN ISSUES 6.0%
United Kingdom Gilt
2.250% due 09/07/2023		500	795
3.250% due 01/22/2044		5,400	9,454
3.500% due 01/22/2045		1,500	2,748
4.250% due 12/07/2040		1,200	2,430

			15,427

Total United Kingdom (Cost $27,031)			26,914

UNITED STATES 19.7%
ASSET-BACKED SECURITIES 5.3%
Amortizing Residential Collateral Trust
0.774% due 07/25/2032		$1	1
0.894% due 10/25/2031		1	1
Amresco Residential Securities Corp. Mortgage Loan Trust
1.134% due 06/25/2029		1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.574% due 02/25/2036		818	555
Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036		831	549
0.454% due 03/25/2036		800	612
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^		643	571
0.334% due 06/25/2037		852	658
0.334% due 05/25/2047		651	511
0.334% due 06/25/2047 ^		664	520
0.484% due 07/25/2036		700	622
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032		1	1
First Alliance Mortgage Loan Trust
0.676% due 12/20/2027		1	1
HSI Asset Securitization Corp. Trust
0.454% due 04/25/2037		1,043	624
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.434% due 04/25/2037		790	494
0.644% due 08/25/2035		99	98
JPMorgan Mortgage Acquisition Trust
0.324% due 08/25/2036		719	627
Long Beach Mortgage Loan Trust
0.754% due 10/25/2034		12	12
Morgan Stanley ABS Capital, Inc. Trust
0.324% due 10/25/2036		226	177
Morgan Stanley Home Equity Loan Trust
0.424% due 04/25/2037		1,074	616
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		204	119
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.484% due 03/25/2036		700	542
NovaStar Mortgage Funding Trust
0.324% due 03/25/2037		1,009	659
Renaissance Home Equity Loan Trust
2.744% due 12/25/2032		545	515
5.294% due 01/25/2037		673	376
5.675% due 06/25/2037		1,076	543
5.731% due 11/25/2036		1,085	660
Residential Asset Mortgage Products Trust
0.419% due 12/25/2035		651	501
Residential Asset Securities Corp. Trust
0.694% due 07/25/2032 ^		2	2
Saxon Asset Securities Trust
1.944% due 12/25/2037		544	438
1.994% due 05/25/2031		647	560
SLM Student Loan Trust
0.795% due 10/25/2017		34	34
1.795% due 04/25/2023		404	405
Soundview Home Loan Trust
0.344% due 06/25/2037		115	70
Structured Asset Investment Loan Trust
0.324% due 07/25/2036		707	507
Wells Fargo Home Equity Asset-Backed Securities Trust
0.424% due 01/25/2037		800	556

			13,738

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.500% due 01/24/2023		600	597

CORPORATE BONDS & NOTES 4.0%
Ally Financial, Inc.
2.750% due 01/30/2017		800	796
2.967% due 07/18/2016		100	100
3.600% due 05/21/2018		400	396
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	200	237
Bank of America Corp.
6.100% due 03/17/2025 (c)		$400	390
6.400% due 08/28/2017		1,200	1,303
BellSouth Corp.
4.821% due 04/26/2021		600	612
CCO Safari LLC
4.464% due 07/23/2022		200	200
6.384% due 10/23/2035		600	609
Chesapeake Energy Corp.
3.539% due 04/15/2019		100	71
Citigroup, Inc.
5.950% due 05/15/2025 (c)		500	472
Goldman Sachs Group, Inc.
1.454% due 04/23/2020		400	401
International Lease Finance Corp.
6.750% due 09/01/2016		200	207
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	21
Metropolitan Life Global Funding
2.000% due 04/14/2020		300	298
Navient Corp.
5.500% due 01/15/2019		1,100	1,025
SABMiller Holdings, Inc.
4.950% due 01/15/2042		800	817
SLM Student Loan Trust
1.136% due 03/15/2038	GBP	700	952
Sprint Communications, Inc.
8.375% due 08/15/2017		$400	400
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,034

			10,341

MORTGAGE-BACKED SECURITIES 3.0%
American Home Mortgage Investment Trust
2.034% due 09/25/2045		64	62
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		858	736
Banc of America Mortgage Trust
2.630% due 02/25/2036 ^		121	108
Bear Stearns Adjustable Rate Mortgage Trust
2.515% due 03/25/2035		5	5
2.564% due 08/25/2033		4	4
2.680% due 03/25/2035		52	53
Bear Stearns ALT-A Trust
0.354% due 02/25/2034		71	65
2.655% due 11/25/2035 ^		45	34
2.697% due 09/25/2035		52	45
2.838% due 08/25/2036 ^		61	46
2.947% due 03/25/2036 ^		194	151
Bear Stearns Structured Products, Inc. Trust
2.641% due 12/26/2046		45	34
Citigroup Commercial Mortgage Trust
0.957% due 06/15/2033		400	398
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035		10	10
2.420% due 09/25/2035		17	17
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.385% due 09/25/2035 ^		584	506
Countrywide Alternative Loan Trust
0.426% due 03/20/2046		105	83
0.474% due 02/25/2037		87	70
1.199% due 12/25/2035		119	99
1.643% due 11/25/2035		20	17
5.250% due 06/25/2035 ^		15	14
Countrywide Home Loan Mortgage Pass-Through Trust
0.424% due 05/25/2035		41	35
0.514% due 03/25/2035		85	67
0.524% due 02/25/2035		10	9

2.448% due 11/25/2034	13	12
2.766% due 08/25/2034 ^	33	30
5.500% due 01/25/2035	589	601
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.863% due 02/25/2037 ^	221	119
DBUBS Mortgage Trust
0.322% due 11/10/2046 (a)	400	6
1.528% due 11/10/2046 (a)	717	13
GSR Mortgage Loan Trust
0.524% due 12/25/2034	96	87
2.673% due 04/25/2035	450	451
2.742% due 01/25/2036 ^	105	98
HarborView Mortgage Loan Trust
2.583% due 05/19/2033	5	5
IndyMac Mortgage Loan Trust
0.404% due 05/25/2046	744	637
0.434% due 07/25/2035	36	31
JPMorgan Mortgage Trust
2.144% due 07/27/2037	149	139
2.546% due 02/25/2036 ^	60	52
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030	9	9
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035	15	14
Morgan Stanley Bank of America Merrill Lynch Trust
1.594% due 12/15/2048 (a)	1,250	67
Morgan Stanley Capital Trust
0.354% due 07/12/2044	131	131
Morgan Stanley Mortgage Loan Trust
2.247% due 06/25/2036	69	67
Residential Accredit Loans, Inc. Trust
0.344% due 02/25/2047	44	25
0.374% due 06/25/2046	363	160
0.404% due 04/25/2046	625	326
Structured Adjustable Rate Mortgage Loan Trust
2.513% due 04/25/2034	10	10
Structured Asset Mortgage Investments Trust
0.404% due 05/25/2046	17	13
0.414% due 05/25/2036	128	96
0.414% due 09/25/2047	184	148
0.424% due 05/25/2045	30	27
0.796% due 07/19/2034	4	4
0.876% due 09/19/2032	3	3
0.916% due 03/19/2034	7	7
1.699% due 08/25/2047 ^	53	44
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	31
Thornburg Mortgage Securities Trust
1.444% due 06/25/2047 ^	63	56
5.750% due 06/25/2047	17	17
Wachovia Mortgage Loan Trust LLC
2.670% due 10/20/2035 ^	227	206
WaMu Mortgage Pass-Through Certificates Trust
0.504% due 01/25/2045	159	151
1.179% due 06/25/2046	60	56
1.199% due 02/25/2046	138	127
1.893% due 02/27/2034	7	7
2.029% due 12/25/2036 ^	324	285
2.155% due 03/25/2033	16	16
2.443% due 03/25/2035	95	95
2.450% due 04/25/2035	88	86
Washington Mutual Mortgage Pass-Through Certificates Trust
1.139% due 07/25/2046 ^	34	22
Wells Fargo Mortgage-Backed Securities Trust
2.597% due 03/25/2036 ^	315	307
2.619% due 03/25/2035	127	128
2.680% due 06/25/2035	35	35
2.696% due 04/25/2036	11	11
2.739% due 07/25/2036 ^	85	82

		7,819

MUNICIPAL BONDS & NOTES 0.1%
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	131

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.174% due 01/16/2018	900	20

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.314% due 03/25/2034		$9	9
0.344% due 08/25/2034		5	5
0.544% due 09/25/2042		23	23
0.624% due 11/25/2040		110	110
0.644% due 11/25/2040		174	175
0.774% due 06/25/2041		343	348
1.383% due 10/01/2044		23	23
2.004% due 12/01/2034		7	8
2.275% due 05/25/2035		20	21
2.552% due 11/01/2034		52	56
3.500% due 11/01/2021		93	101
5.480% due 07/01/2018		200	210
6.000% due 07/25/2044		15	17
Freddie Mac
0.707% due 12/15/2032		11	11
0.807% due 12/15/2037		33	34
1.383% due 10/25/2044		64	66
2.250% due 03/01/2035		6	6
2.350% due 04/01/2035		93	99
2.457% due 02/01/2029		5	5
Ginnie Mae
1.750% due 04/20/2028 - 06/20/2030		2	3
2.000% due 04/20/2030 - 05/20/2030		2	2
NCUA Guaranteed Notes
0.673% due 11/05/2020		1,230	1,236
0.763% due 12/08/2020		315	317
Tennessee Valley Authority
6.250% due 12/15/2017		400	447

			3,332

U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Bonds
1.750% due 05/15/2023		100	99
2.500% due 05/15/2024		100	104
5.250% due 02/15/2029		100	135
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022		422	412
0.125% due 07/15/2022		1,972	1,926
0.125% due 01/15/2023		2,378	2,296
0.125% due 07/15/2024		704	672
0.250% due 01/15/2025		9,572	9,190
2.375% due 01/15/2025		127	146

			14,980

Total United States (Cost $51,820)			50,958

SHORT-TERM INSTRUMENTS 1.3%
CERTIFICATES OF DEPOSIT 0.3%
Credit Suisse
0.669% due 01/28/2016		$400	400
Intesa Sanpaolo SpA
1.666% due 04/11/2016		300	301

			701

COMMERCIAL PAPER 0.9%
Weinberg Capital Ltd.
0.010% due 10/14/2015	EUR	2,000	2,235
REPURCHASE AGREEMENTS (d) 0.1%			288

Total Short-Term Instruments (Cost $3,244)			3,224

Total Investments in Securities (Cost $210,905)			205,200

	SHARES
INVESTMENTS IN AFFILIATES 19.9%
SHORT-TERM INSTRUMENTS 19.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.9%
PIMCO Short-Term Floating NAV Portfolio III	5,163,437	51,195

Total Short-Term Instruments (Cost $51,212)		51,195

Total Investments in Affiliates (Cost $51,212)		51,195

Total Investments 99.9% (Cost $262,117)		$256,395
Financial Derivative Instruments (e)(f) 1.4% (Cost or Premiums, net $(278))		3,380
Other Assets and Liabilities, net (1.3%)		(3,197)

Net Assets 100.0%		$256,578

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$288	U.S. Treasury Notes 1.875% due 06/30/2020	$(298)	$288	$288

Total Repurchase Agreements						$(298)	$288	$288

(1)	Includes accrued interest.

Short Sales:

Short Sales on U.S. Government Agencies*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2045	$3,000	$(3,184)	$(3,201)
Fannie Mae	4.500	10/01/2045	12,000	(12,986)	(13,012)

Total Short Sales				$(16,170)	$(16,213)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	41	$(58)	$2	$0
90-Day Eurodollar June Futures	Short	06/2016	23	(23)	1	0
90-Day Eurodollar March Futures	Short	03/2017	30	(45)	1	0
90-Day Eurodollar September Futures	Short	09/2016	49	(62)	2	0
Australia Government 3-Year Note December Futures	Long	12/2015	20	1	4	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	17	1	1	0
Euro-Bobl December Futures	Long	12/2015	176	55	4	(2)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	11	9	8	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	9	(5)	1	(1)
Euro-Buxl 30-Year Bond December Futures	Long	12/2015	9	51	3	(3)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2015	102	356	43	0
Euro-Schatz December Futures	Long	12/2015	84	9	0	(1)
Japan Government 10-Year Bond December Futures	Long	12/2015	24	44	24	(22)
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond December Futures	Long	11/2015	124	0	0	0
Put Options Strike @ EUR 128.250 on Euro-Bobl 10-Year Bond December Futures	Short	10/2015	44	10	1	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	90	33	0	(3)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	482	661	0	(38)
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2015	2	6	2	0
United Kingdom Long Gilt December Futures	Long	12/2015	40	63	15	(7)

Total Futures Contracts				$1,106	$112	$(77)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-24 5-Year Index	(1.000%)	06/20/2020	$5,400	$(29)	$52	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$3,168	$93	$(131)	$12	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	200	0	0	0	0

				$93	$(131)	$12	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	1.013%	01/23/2025	SEK	600	$(1)	$(1)	$0	$0
Pay	3-Month SEK-LIBOR	1.023	01/23/2025		500	(1)	(1)	0	0
Pay	3-Month SEK-LIBOR	1.033	01/23/2025		500	(1)	(1)	0	0
Pay	3-Month SEK-LIBOR	1.036	01/23/2025		600	(1)	(1)	0	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		$17,100	(531)	(309)	15	0
Receive	3-Month USD-LIBOR	1.250	12/16/2016		2,400	(16)	(7)	0	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		104,000	(517)	(491)	16	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		43,300	(548)	(358)	13	0
Receive	3-Month USD-LIBOR	2.038	08/31/2022		1,700	(31)	(31)	1	0
Receive	3-Month USD-LIBOR	2.000	08/31/2022		3,800	(60)	(53)	3	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		27,900	(884)	(1,005)	14	0
Receive	3-Month USD-LIBOR	2.300	01/13/2023		3,300	(108)	(95)	3	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		16,100	(644)	(729)	12	0
Pay	6-Month AUD-BBR-BBSW	3.250	12/17/2019	AUD	1,600	47	42	4	0
Pay	6-Month EUR-EURIBOR	0.493	03/16/2021	EUR	17,500	48	48	15	0
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026		1,600	(9)	9	4	0
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		2,700	43	(83)	0	(14)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	2,800	(34)	(26)	0	(1)
Receive	6-Month GBP-LIBOR	1.750	09/16/2018		5,600	(78)	(82)	0	(3)
Pay	6-Month GBP-LIBOR	1.750	03/16/2021		4,700	71	34	11	0
Pay	6-Month GBP-LIBOR	2.000	03/16/2026		500	7	8	3	0
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		2,800	(154)	(151)	0	(50)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	3,650,000	23	12	0	0
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		2,340,000	1,627	1,339	0	(47)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		150,000	33	9	0	(3)
Pay	6-Month JPY-LIBOR	1.500	12/20/2044		1,030,000	337	40	0	(20)
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	61,600	18	9	1	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		23,600	(6)	3	3	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		49,900	40	21	10	0
Pay	28-Day MXN-TIIE	5.620	11/09/2021		1,100	0	0	0	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		1,600	(1)	(1)	0	0

						$(1,331)	$(1,851)	$128	$(138)

Total Swap Agreements						$(1,267)	$(1,930)	$140	$(138)

Cash of $5,365 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015	BRL	666		$182	$14	$0
	10/2015	KRW	1,097,076		924	0	(1)
	10/2015		$168	BRL	666	0	0
	10/2015		24,785	GBP	16,302	0	(125)
	11/2015	GBP	16,212		$24,643	122	0
	12/2015	HKD	251		32	0	0
	04/2016	DKK	1,302		193	0	(3)
	07/2016		14,749		2,227	3	0
	09/2016	CNY	794		120	0	(1)
BPS	10/2015	DKK	4,180		634	8	0
	10/2015		$124	CNY	794	1	0
	10/2015		928	TWD	30,118	0	(17)
	11/2015		1,166	CNY	7,530	14	0
	12/2015	MXN	23,048		$1,354	0	(1)
	01/2016	DKK	7,675		1,194	42	0
	09/2016	CNY	7,530		1,139	0	(11)
BRC	10/2015		$1,451	INR	94,790	1	(9)
	10/2015		1,074	KRW	1,272,540	1	(2)
	10/2015		273	MYR	1,150	0	(11)
	11/2015	CNY	1,182		$180	0	(5)
	09/2016		1,729		260	0	(4)
CBK	10/2015	EUR	1,096		1,224	0	(1)
	10/2015		$2,496	DKK	16,705	6	0
	10/2015		2,252	EUR	2,016	1	0
	10/2015		1,248	SGD	1,788	9	0
	11/2015	DKK	16,705		$2,498	0	(6)
	11/2015		$388	JPY	46,500	0	0
	12/2015	SGD	1,788		$1,244	0	(9)
	09/2016	CNY	865		130	0	(2)
DUB	10/2015	BRL	4,188		1,052	0	(4)
	10/2015	DKK	10,228		1,582	50	0
	10/2015	MYR	423		98	2	0
	10/2015		$6,257	AUD	8,960	32	0
	10/2015		1,098	BRL	4,188	0	(41)
	11/2015	AUD	8,960		$6,247	0	(32)
	11/2015	BRL	862		216	1	0
	11/2015		$246	BRL	996	2	0
	12/2015	MXN	12,455		$735	3	0
	12/2015		$282	MXN	4,790	0	0
	01/2016	DKK	2,457		$382	13	0
FBF	10/2015	BRL	862		208	0	(9)
	10/2015	EUR	13,659		15,565	302	0
	10/2015	MYR	1,720		440	48	0
	10/2015	SGD	881		626	7	0
	10/2015		$217	BRL	862	0	0
	11/2015	CNY	1,072		$165	0	(2)
	12/2015		$953	MXN	16,426	13	0
GLM	10/2015	EUR	447		$511	11	0
	10/2015		$2,043	EUR	1,812	0	(19)
	10/2015		898	JPY	108,200	4	0
HUS	10/2015	BRL	677		$187	17	0
	10/2015	DKK	15,325		2,351	56	0
	10/2015	JPY	596,040		4,989	21	0
	10/2015	KRW	97,908		82	0	(1)
	10/2015	SGD	140		100	2	0
	10/2015		$170	BRL	677	0	0
	10/2015		300	KRW	356,550	1	0
	10/2015		416	MYR	1,723	0	(24)
	10/2015		153	TWD	4,968	0	(3)
	11/2015		351	CNY	2,254	2	0
	09/2016	CNY	864		$130	0	(2)
JPM	10/2015	AUD	2,303		1,612	0	(4)
	10/2015	BRL	4,754		1,296	97	0
	10/2015	CAD	1,140		865	11	0
	10/2015	DKK	13,029		1,964	12	0
	10/2015	EUR	2,260		2,572	46	0
	10/2015	KRW	2,285,876		1,954	27	0
	10/2015	MYR	8,981		2,150	105	0
	10/2015	NZD	1,365		867	0	(6)
	10/2015	SEK	4,100		486	0	(4)
	10/2015	SGD	613		444	13	0
	10/2015	TWD	56,690		1,742	27	0
	10/2015		$1,271	BRL	4,754	0	(72)
	10/2015		6,637	DKK	44,085	11	(46)
	10/2015		2,156	EUR	1,910	0	(22)
	10/2015		284	KRW	337,591	1	0
	10/2015		3,795	NZD	6,000	41	0
	10/2015		578	SGD	819	0	(2)
	10/2015		553	THB	20,086	0	0
	11/2015	CNY	21,606		$3,347	0	(40)
	11/2015	EUR	4,180		4,695	22	0
	11/2015	NZD	4,566		2,888	0	(24)
	11/2015		$2,180	CNY	14,076	27	0
	11/2015		1,669	INR	108,584	0	(25)
	01/2016	BRL	3,241		$1,100	308	0
	01/2016	DKK	1,545		236	4	0
	04/2016		1,298		193	0	(3)
	09/2016	CNY	14,076		2,129	0	(21)
	10/2016	DKK	44,085		6,707	47	(11)
MSB	10/2015		$9,885	EUR	8,833	0	(15)
	10/2015		650	INR	42,718	0	0
	10/2015		4,062	JPY	487,839	5	0
	11/2015	EUR	8,833		$9,890	15	0
	11/2015	JPY	487,840		4,064	0	(5)
	01/2016	DKK	2,530		387	7	0
NAB	10/2015	AUD	6,657		4,746	73	0
	10/2015	EUR	56,607		64,617	1,365	0
SCX	10/2015	GBP	16,302		25,312	652	0
	10/2015	MYR	127		30	1	0
	10/2015	NZD	5,197		3,353	30	0
	10/2015	SGD	973		705	21	0
UAG	10/2015	CAD	597		451	3	0
	10/2015	CNY	794		120	0	(5)
	10/2015	DKK	511		78	1	0
	10/2015	MYR	2,473		611	48	0
	10/2015	NOK	2,075		250	6	0
	10/2015	PLN	570		149	0	(1)
	10/2015	THB	65,676		1,840	32	0
	10/2015	TWD	19,416		600	12	0
	10/2015		$66,560	EUR	59,498	0	(77)
	10/2015		365	NZD	562	0	(5)
	11/2015	AUD	1,617		$1,135	2	0
	11/2015	EUR	59,498		66,591	77	0
	11/2015		$2,071	JPY	249,000	6	0
	07/2016	DKK	7,374		$1,111	0	(2)
	09/2016	CNY	2,254		341	0	(3)

Total Forward Foreign Currency Contracts						$3,964	$(738)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EUR versus USD		$1.090	12/04/2015	EUR	2,500	$40	$21
FBF	Call - OTC USD versus BRL	BRL	4.650	12/23/2015		$1,300	28	18
GLM	Put - OTC USD versus MXN	MXN	16.100	10/08/2015		1,300	12	0

							$80	$39

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	2,500	$41	$29

Total Purchased Options								$121	$68

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.700%	12/16/2015	EUR	5,600	$(6)	$(3)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	0.900	12/16/2015		5,600	(22)	(39)
JPM	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.650	12/16/2015		6,400	(12)	(3)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	12/16/2015		6,400	(21)	(47)

							$(61)	$(92)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	117.500	10/06/2015		$1,250	$(8)	$(1)
CBK	Put - OTC EUR versus USD		$1.050	12/04/2015	EUR	2,500	(16)	(6)
	Call - OTC EUR versus USD		1.154	12/04/2015		2,500	(24)	(16)
FBF	Call - OTC USD versus BRL	BRL	5.000	12/23/2015		$1,300	(14)	(9)
GLM	Put - OTC USD versus MXN	MXN	15.750	10/08/2015		1,300	(4)	0
	Put - OTC USD versus MXN		15.900	10/08/2015		1,300	(6)	0
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		500	(6)	(4)
JPM	Call - OTC USD versus CNY		6.600	02/05/2016		460	(5)	(4)
UAG	Put - OTC USD versus JPY	JPY	117.500	10/06/2015		1,450	(8)	(1)

							$(91)	$(41)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	3,000	$(11)	$(1)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		3,000	(26)	(76)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564	11/26/2015		1,000	(41)	(40)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	12/10/2015	GBP	1,700	(13)	(19)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250	12/10/2015		1,700	(11)	(5)

								$(102)	$(141)

Total Written Options								$(254)	$(274)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Universal Health Services, Inc.	(1.250%)	06/20/2016	0.141%		$1,000	$0	$(9)	$0	$(9)
	Wind Acquisition Finance S.A.	(5.000)	06/20/2021	4.209	EUR	600	(82)	55	0	(27)
BRC	Navient Corp.	(5.000)	03/20/2019	5.516		$1,100	(82)	98	16	0
	UBS AG	(1.000)	09/20/2022	1.829		750	23	16	39	0
CBK	SABMiller PLC	(1.000)	03/20/2020	0.609	EUR	400	(11)	3	0	(8)
	UBS AG	(1.000)	09/20/2022	1.829		$800	43	(1)	42	0
GST	SABMiller PLC	(1.000)	03/20/2020	0.609	EUR	400	(10)	2	0	(8)
MYC	UBS AG	(1.000)	03/20/2017	1.108		$850	(1)	2	1	0

							$(120)	$166	$98	$(52)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	4.615%	$300	$(15)	$(19)	$0	$(34)
	Brazil Government International Bond	1.000	09/20/2019	4.686	100	(3)	(10)	0	(13)
	France Government International Bond	0.250	03/20/2020	0.237	1,000	(7)	8	1	0
BRC	France Government International Bond	0.250	03/20/2020	0.237	300	(2)	2	0	0
	Russia Government International Bond	1.000	09/20/2016	2.424	500	(7)	0	0	(7)
CBK	Brazil Government International Bond	1.000	03/20/2019	4.615	100	(4)	(7)	0	(11)
	France Government International Bond	0.250	03/20/2020	0.237	200	(2)	2	0	0
	France Government International Bond	0.250	06/20/2020	0.256	200	(1)	1	0	0
DUB	Brazil Government International Bond	1.000	03/20/2019	4.615	300	(13)	(21)	0	(34)
	Italy Government International Bond	1.000	06/20/2019	0.900	100	(1)	1	0	0
GST	France Government International Bond	0.250	03/20/2020	0.237	1,600	(14)	15	1	0
	France Government International Bond	0.250	06/20/2020	0.256	200	(1)	1	0	0
	Greece Government International Bond	1.000	12/20/2015	37.167	100	(7)	(6)	0	(13)
HUS	Brazil Government International Bond	1.000	06/20/2019	4.653	100	(2)	(10)	0	(12)
	Brazil Government International Bond	1.000	09/20/2019	4.686	100	(3)	(10)	0	(13)
	France Government International Bond	0.250	03/20/2020	0.237	300	(2)	2	0	0
	Russia Government International Bond	1.000	09/20/2016	2.424	500	(6)	(1)	0	(7)
JPM	Brazil Government International Bond	1.000	03/20/2019	4.615	200	(8)	(15)	0	(23)
	France Government International Bond	0.250	03/20/2020	0.237	600	(4)	4	0	0
	France Government International Bond	0.250	06/20/2020	0.256	300	(2)	2	0	0
MYC	Brazil Government International Bond	1.000	03/20/2019	4.615	100	(4)	(7)	0	(11)
	Brazil Government International Bond	1.000	09/20/2019	4.686	100	(3)	(10)	0	(13)
	France Government International Bond	0.250	03/20/2020	0.237	700	(4)	5	1	0

						$(115)	$(73)	$3	$(191)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%)	12/20/2019	EUR	100	$4	$(1)	$3	$0
GST	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	06/20/2020		300	10	2	12	0

						$14	$1	$15	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	6,700	$7,386	$(21)	$217	$196	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		590	644	1	23	24	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		13,570	14,819	74	464	538	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		2,400	2,688	8	20	28	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		4,590	5,003	16	179	195	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		2,000	2,226	25	12	37	0
GLM	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	100	142	(34)	(5)	0	(39)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	EUR	300	336	1	3	4	0

							$70	$913	$1,022	$(39)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	100	$0	$10	$10	$0
BPS	Pay	1-Year BRL-CDI	13.730	01/02/2018	BRL	17,800	3	(144)	0	(141)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		4,700	0	(108)	0	(108)
CBK	Pay	1-Month GBP-UKRPI	3.495	05/15/2045	GBP	100	0	7	7	0
DUB	Pay	1-Month GBP-UKRPI	3.503	05/15/2045		100	0	7	7	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	6,000	0	(138)	0	(138)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		2,700	5	(62)	0	(57)
GLM	Pay	1-Month GBP-UKRPI	3.310	05/15/2030	GBP	300	0	12	12	0
	Pay	1-Month GBP-UKRPI	3.311	05/15/2030		200	0	8	8	0
	Pay	1-Month GBP-UKRPI	3.313	05/15/2030		100	0	4	4	0
	Pay	1-Month GBP-UKRPI	3.543	05/15/2045		100	0	10	10	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	3,300	(1)	(75)	0	(76)
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016		3,300	(1)	(5)	0	(6)
	Pay	1-Year BRL-CDI	13.730	01/02/2018		12,800	0	(102)	0	(102)
MYC	Pay	1-Month GBP-UKRPI	3.535	05/15/2045	GBP	250	0	23	23	0

							$6	$(553)	$81	$(628)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$6	$0	$2	$2	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	3	0	1	1	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	3	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	3	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	3	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	3	0	3	3	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	3	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	3	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	6	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	3	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	6	0	(3)	0	(3)

						$0	$14	$18	$(4)

Total Swap Agreements						$(145)	$468	$1,237	$(914)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$27	$0	$27
Sovereign Issues	0	561	0	561
Brazil
Corporate Bonds & Notes	0	1,035	0	1,035
Canada
Corporate Bonds & Notes	0	497	0	497
Mortgage-Backed Securities	0	585	0	585
Sovereign Issues	0	763	0	763
Cayman Islands
Asset-Backed Securities	0	1,554	0	1,554
China
Corporate Bonds & Notes	0	207	0	207
Cyprus
Sovereign Issues	0	1,117	0	1,117
Denmark
Corporate Bonds & Notes	0	18,873	0	18,873
France
Corporate Bonds & Notes	0	2,491	0	2,491
Mortgage-Backed Securities	0	972	0	972
Sovereign Issues	0	10,264	0	10,264
Germany
Corporate Bonds & Notes	0	3,377	0	3,377
Sovereign Issues	0	1,197	0	1,197
Greece
Corporate Bonds & Notes	0	1,007	0	1,007
Sovereign Issues	0	753	0	753
Hong Kong
Corporate Bonds & Notes	0	202	0	202
Ireland
Asset-Backed Securities	0	1,166	0	1,166
Corporate Bonds & Notes	0	2,021	0	2,021
Mortgage-Backed Securities	0	759	0	759
Italy
Asset-Backed Securities	0	60	0	60
Corporate Bonds & Notes	0	1,757	0	1,757
Mortgage-Backed Securities	0	1,703	0	1,703
Sovereign Issues	0	33,246	0	33,246
Japan
Corporate Bonds & Notes	0	199	0	199
Jersey, Channel Islands
Asset-Backed Securities	0	592	0	592
Luxembourg
Corporate Bonds & Notes	0	1,465	0	1,465
Mexico
Sovereign Issues	0	719	0	719
Netherlands
Asset-Backed Securities	0	986	0	986
Corporate Bonds & Notes	0	1,323	0	1,323
Norway
Corporate Bonds & Notes	0	1,011	0	1,011
Sovereign Issues	0	646	0	646
Portugal
Corporate Bonds & Notes	0	841	0	841
Slovenia
Sovereign Issues	0	7,341	0	7,341
Spain
Corporate Bonds & Notes	0	634	0	634
Sovereign Issues	0	17,686	0	17,686
Supranational
Corporate Bonds & Notes	0	1,138	0	1,138
Sweden
Corporate Bonds & Notes	0	635	0	635
Sovereign Issues	0	166	0	166
Switzerland
Corporate Bonds & Notes	0	2,528	0	2,528
United Kingdom
Asset-Backed Securities	0	157	0	157
Corporate Bonds & Notes	0	6,177	0	6,177
Mortgage-Backed Securities	0	5,153	0	5,153
Sovereign Issues	0	15,427	0	15,427
United States
Asset-Backed Securities	0	13,738	0	13,738
Bank Loan Obligations	0	597	0	597
Corporate Bonds & Notes	0	10,341	0	10,341
Mortgage-Backed Securities	0	7,785	34	7,819
Municipal Bonds & Notes	0	131	0	131
Preferred Securities	20	0	0	20
U.S. Government Agencies	0	3,332	0	3,332
U.S. Treasury Obligations	0	14,980	0	14,980
Short-Term Instruments
Certificates of Deposit	0	701	0	701
Commercial Paper	0	2,235	0	2,235
Repurchase Agreements	0	288	0	288
	$20	$205,146	$34	$205,200

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,195	$0	$0	$51,195

Total Investments	$51,215	$205,146	$34	$256,395

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,213)	$0	$(16,213)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	112	140	0	252
Over the counter	0	5,269	0	5,269
	$112	$5,409	$0	$5,521

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(138)	0	(215)
Over the counter	0	(1,926)	0	(1,926)

	$(77)	$(2,064)	$0	$(2,141)

Totals	$51,250	$192,278	$34	$243,562
There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7%
AUSTRALIA 1.7%
CORPORATE BONDS & NOTES 0.6%
Westpac Banking Corp.
1.850% due 11/26/2018		$200	$202

SOVEREIGN ISSUES 1.1%
New South Wales Treasury Corp. Inflation Linked Bond
2.750% due 11/20/2025	AUD	123	103
Queensland Treasury Corp.
4.250% due 07/21/2023		300	229

			332

Total Australia (Cost $611)			534

BRAZIL 2.0%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
3.250% due 03/17/2017		$300	266

SOVEREIGN ISSUES 1.2%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	2,100	388

Total Brazil (Cost $896)			654

CANADA 2.1%
CORPORATE BONDS & NOTES 1.3%
Toronto-Dominion Bank
0.765% due 07/02/2019		$400	398

MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.044% due 07/01/2020	CAD	98	73

SOVEREIGN ISSUES 0.6%
Province of Ontario
3.450% due 06/02/2045		100	77
6.200% due 06/02/2031		100	105

			182

Total Canada (Cost $692)			653

DENMARK 7.4%
CORPORATE BONDS & NOTES 7.4%
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	3,700	559
1.000% due 10/01/2016		3,400	514
2.000% due 10/01/2015		2,200	329
2.000% due 04/01/2016		3,200	484
3.000% due 10/01/2047		1,700	252
Realkredit Danmark A/S
2.000% due 01/01/2016		900	136
3.000% due 10/01/2047		500	74

Total Denmark (Cost $2,346)			2,348

FRANCE 9.3%
CORPORATE BONDS & NOTES 1.6%
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		$200	200
Credit Agricole S.A.
0.881% due 06/12/2017		300	300

			500

SOVEREIGN ISSUES 7.7%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		300	325
France Government International Bond
0.250% due 07/25/2024 (b)	EUR	51	60
1.000% due 11/25/2018		400	462
3.250% due 05/25/2045		300	439
4.000% due 10/25/2038		125	200
4.500% due 04/25/2041		500	871
France Treasury Notes
2.500% due 07/25/2016		100	114

			2,471

Total France (Cost $2,942)			2,971

GERMANY 2.9%
CORPORATE BONDS & NOTES 1.6%
KFW
6.000% due 08/20/2020	AUD	100	81
Landwirtschaftliche Rentenbank
5.500% due 03/29/2022		400	323
Symrise AG
4.125% due 10/25/2017	EUR	100	119

			523

SOVEREIGN ISSUES 1.3%
Republic of Germany
0.750% due 04/15/2018 (b)		212	244
4.250% due 07/04/2039		100	181

			425

Total Germany (Cost $1,058)			948

GREECE 0.5%
SOVEREIGN ISSUES 0.5%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	10,000	70
5.000% due 08/22/2016		10,000	76

Total Greece (Cost $185)			146

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		$100	100

Total Guernsey, Channel Islands (Cost $100)			100

HONG KONG 1.0%
CORPORATE BONDS & NOTES 1.0%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$300	304

Total Hong Kong (Cost $295)			304

IRELAND 1.1%
ASSET-BACKED SECURITIES 0.2%
Mercator CLO PLC
0.210% due 02/18/2024	EUR	50	56

CORPORATE BONDS & NOTES 0.9%
Depfa ACS Bank
4.875% due 10/28/2015		$100	101
4.875% due 05/21/2019	EUR	50	65
5.125% due 03/16/2037		$100	127

			293

Total Ireland (Cost $360)			349

ITALY 15.7%
CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA
3.875% due 10/24/2018	EUR	200	245

MORTGAGE-BACKED SECURITIES 0.9%
Berica Residential MBS SRL
0.288% due 03/31/2048		40	44
Claris SRL
0.412% due 10/31/2060		119	130
Giovecca Mortgages SRL
0.581% due 04/23/2048		105	118

			292

SOVEREIGN ISSUES 14.0%
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024		250	327
4.000% due 02/01/2037		500	687
4.500% due 05/01/2023		50	68
4.500% due 03/01/2024		500	686
4.750% due 08/01/2023		1,500	2,082
4.750% due 09/01/2028		300	435
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	187

			4,472

Total Italy (Cost $5,124)			5,009

MEXICO 0.8%
SOVEREIGN ISSUES 0.8%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	4,000	238

Total Mexico (Cost $300)			238

NETHERLANDS 0.4%
ASSET-BACKED SECURITIES 0.1%
Euro-Galaxy CLO BV
0.221% due 10/23/2021	EUR	33	36

CORPORATE BONDS & NOTES 0.3%
Rabobank Group
8.375% due 07/26/2016 (c)		$100	103

Total Netherlands (Cost $145)			139

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.3%
Eksportfinans ASA
5.500% due 05/25/2016		$100	102

Total Norway (Cost $102)			102

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
5.875% due 11/09/2015	EUR	100	112

Total Portugal (Cost $134)			112

SLOVENIA 2.8%
SOVEREIGN ISSUES 2.8%
Slovenia Government International Bond
4.125% due 02/18/2019		$300	317
4.375% due 01/18/2021	EUR	100	132
4.700% due 11/01/2016		200	235
5.250% due 02/18/2024		$200	221

Total Slovenia (Cost $930)			905

SPAIN 8.7%
CORPORATE BONDS & NOTES 1.4%
Bankia S.A.
3.500% due 12/14/2015	EUR	300	338
BPE Financiaciones S.A.
2.875% due 05/19/2016		100	113

			451

SOVEREIGN ISSUES 7.3%
Autonomous Community of Catalonia
4.950% due 02/11/2020		200	240
Autonomous Community of Madrid
4.125% due 05/21/2024		100	128
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	100	76
Spain Government International Bond
2.150% due 10/31/2025	EUR	250	286
2.750% due 10/31/2024		300	362
3.300% due 07/30/2016		100	115
3.800% due 04/30/2024		100	130
4.700% due 07/30/2041		100	147
5.150% due 10/31/2028		200	295
5.150% due 10/31/2044		100	158
5.400% due 01/31/2023 (e)		200	284
Xunta de Galicia
5.763% due 04/03/2017		100	120

			2,341

Total Spain (Cost $2,995)			2,792

SWEDEN 0.9%
CORPORATE BONDS & NOTES 0.5%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,000	129
Swedbank Hypotek AB
3.750% due 12/20/2017		300	39

			168

SOVEREIGN ISSUES 0.4%
Sweden Government International Bond
4.250% due 03/12/2019		900	124

Total Sweden (Cost $353)			292

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.6%
UBS AG
5.125% due 05/15/2024		$200	197

Total Switzerland (Cost $208)			197

UNITED KINGDOM 14.0%
ASSET-BACKED SECURITIES 0.3%
Motor PLC
0.674% due 08/25/2021		$94	94

CORPORATE BONDS & NOTES 1.6%
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	200	219
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	100	183
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$100	109

			511

MORTGAGE-BACKED SECURITIES 6.0%
Eurosail PLC
0.124% due 03/13/2045	EUR	63	67
0.125% due 12/10/2044		57	60
0.749% due 03/13/2045	GBP	126	181

Fosse Master Issuer PLC
2.684% due 10/18/2054		74	112
Granite Master Issuer PLC
0.356% due 12/20/2054		$111	110
0.556% due 12/20/2054		100	99
Granite Mortgages PLC
0.906% due 06/20/2044	GBP	18	28
Great Hall Mortgages PLC
0.470% due 06/18/2039		$52	47
Hercules Eclipse PLC
0.821% due 10/25/2018	GBP	63	93
Kensington Mortgage Securities PLC
0.134% due 06/14/2040	EUR	49	51
Leek Finance PLC
0.605% due 09/21/2038		$220	229
Mansard Mortgages PLC
1.238% due 12/15/2049	GBP	158	228
Newgate Funding PLC
1.588% due 12/15/2050		181	250
RMAC Securities PLC
0.114% due 06/12/2044	EUR	136	136
0.759% due 06/12/2044	GBP	158	213

			1,904

SOVEREIGN ISSUES 6.1%
United Kingdom Gilt
3.250% due 01/22/2044		900	1,576
3.500% due 01/22/2045		100	183
4.250% due 12/07/2040		100	202

			1,961

Total United Kingdom (Cost $4,263)			4,470

UNITED STATES 24.5%
ASSET-BACKED SECURITIES 1.6%
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035		$46	46
Renaissance Home Equity Loan Trust
2.744% due 12/25/2032		93	88
Saxon Asset Securities Trust
1.944% due 12/25/2037		91	73
SG Mortgage Securities Trust
0.344% due 10/25/2036		200	121
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	86	94
Structured Asset Investment Loan Trust
1.919% due 10/25/2034		$116	98

			520

BANK LOAN OBLIGATIONS 0.3%
Charter Communications Operating LLC
3.500% due 01/24/2023		100	100

CORPORATE BONDS & NOTES 1.9%
Ally Financial, Inc.
3.600% due 05/21/2018		100	99
Bank of America Corp.
6.100% due 03/17/2025 (c)		100	97
CCO Safari LLC
4.464% due 07/23/2022		100	100
Citigroup, Inc.
0.985% due 04/27/2018		100	100
International Lease Finance Corp.
6.750% due 09/01/2016		100	104
Wells Fargo & Co.
3.000% due 02/19/2025		100	96

			596

MORTGAGE-BACKED SECURITIES 5.8%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		172	147
Citigroup Commercial Mortgage Trust
0.957% due 06/15/2033		300	298
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035		17	17
Commercial Mortgage Trust
1.810% due 07/10/2046 (a)		737	23
2.377% due 07/10/2046 (a)		689	44

Credit Suisse Mortgage Capital Certificates
5.931% due 12/16/2049		156	161
DBUBS Mortgage Trust
0.322% due 11/10/2046 (a)		200	3
1.528% due 11/10/2046 (a)		358	6
First Horizon Mortgage Pass-Through Trust
2.702% due 05/25/2037 ^		49	39
HarborView Mortgage Loan Trust
0.496% due 02/19/2036		383	286
Impac CMB Trust
0.914% due 10/25/2034		97	83
IndyMac Mortgage Loan Trust
0.434% due 07/25/2035		33	29
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043		200	215
JPMorgan Mortgage Trust
2.546% due 02/25/2036 ^		30	26
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.067% due 08/15/2032		53	50
Merrill Lynch Mortgage Investors Trust
2.462% due 02/25/2035		17	17
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.073% due 08/12/2049		100	106
Morgan Stanley Bank of America Merrill Lynch Trust
1.594% due 12/15/2048 (a)		385	21
Royal Bank of Scotland Capital Funding Trust
6.230% due 12/16/2049		79	82
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^		19	19
Thornburg Mortgage Securities Trust
1.444% due 06/25/2047 ^		19	17
WaMu Commercial Mortgage Securities Trust
5.558% due 03/23/2045		118	120
Wells Fargo Mortgage-Backed Securities Trust
2.734% due 10/25/2035		37	38

			1,847

U.S. GOVERNMENT AGENCIES 5.8%
Fannie Mae
0.624% due 11/25/2040		55	55
0.644% due 11/25/2040		87	87
3.500% due 11/01/2045		200	208
4.000% due 10/01/2045		900	960
Freddie Mac
0.807% due 12/15/2037		17	17
NCUA Guaranteed Notes
0.573% due 11/06/2017		352	352
0.763% due 12/08/2020		127	128
Small Business Administration
5.980% due 05/01/2022		52	57

			1,864

U.S. TREASURY OBLIGATIONS 9.1%
U.S. Treasury Bonds
2.875% due 08/15/2045		100	100
3.000% due 05/15/2045		100	102
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (h)		105	103
0.125% due 07/15/2022 (h)		104	101
0.125% due 01/15/2023		1,241	1,198
0.250% due 01/15/2025		907	871
2.375% due 01/15/2025 (h)		380	438

			2,913

Total United States (Cost $7,900)			7,840

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (d) 0.3%			107

SHORT-TERM NOTES 1.0%
Czech Republic Ministry of Finance Bill
0.010% due 02/12/2016	CZK	8,000	330

Total Short-Term Instruments (Cost $438)			437

Total Investments in Securities (Cost $32,377)			31,540

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	154,053	1,527

Total Short-Term Instruments (Cost $1,528)		1,527

Total Investments in Affiliates (Cost $1,528)		1,527

Total Investments 103.5% (Cost $33,905)		$33,067
Financial Derivative Instruments (f)(g) (0.2%) (Cost or Premiums, net $(19))		(68)
Other Assets and Liabilities, net (3.3%)		(1,040)

Net Assets 100.0%		$31,959

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$107	U.S. Treasury Notes 1.875% due 06/30/2020	$(113)	$107	$107

Total Repurchase Agreements						$(113)	$107	$107

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	(0.110%)	08/06/2015	11/05/2015	EUR	(260)	$(291)

Total Sale-Buyback Transactions						$(291)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $2,552 at a weighted average interest rate of 0.084%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2045	$1,000	$(1,062)	$(1,067)
Fannie Mae	4.500	10/01/2045	1,700	(1,841)	(1,843)

Total Short Sales				$(2,903)	$(2,910)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Securities with an aggregate market value of $284 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.500	11/20/2015	5	$0	$0
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	20	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	49	1	1

				$1	$1

Total Purchased Options				$1	$1

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	6	$(8)	$0	$0
90-Day Eurodollar June Futures	Short	06/2016	4	(4)	0	0
90-Day Eurodollar March Futures	Short	03/2017	6	(9)	0	0
90-Day Eurodollar September Futures	Short	09/2016	9	(11)	0	0
Australia Government 3-Year Note December Futures	Long	12/2015	4	0	1	0
Australia Government 10-Year Bond December Futures	Short	12/2015	3	(2)	1	(3)
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	2	0	0	0
Canada Government 10-Year Bond December Futures	Short	12/2015	1	1	0	0
Euro-Bobl December Futures	Long	12/2015	17	7	1	0
Euro-BTP Italy Government Bond December Futures	Long	12/2015	2	1	1	0
Euro-Bund 10-Year Bond December Futures	Long	12/2015	1	0	1	0
Euro-Buxl 30-Year Bond December Futures	Long	12/2015	3	17	1	(1)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2015	6	22	3	0
Euro-Schatz December Futures	Long	12/2015	14	0	0	0
Put Options Strike @ EUR 110.900 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	14	0	0	0
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond December Futures	Long	11/2015	11	0	0	0
Put Options Strike @ EUR 128.250 on Euro-Bobl 10-Year Bond December Futures	Short	10/2015	3	1	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	7	1	0	0
U.S. Treasury 10-Year Note December Futures	Long	12/2015	69	94	0	(6)
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2015	2	6	1	0
United Kingdom Long Gilt December Futures	Long	12/2015	6	9	2	(1)

Total Futures Contracts				$125	$12	$(11)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-24 5-Year Index	(1.000%	)	06/20/2020	$800	$(4)	$7	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$500	$0	$2	$1	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	1.080%	01/26/2025	SEK	200	$0	$0	$0	$0
Pay	3-Month SEK-LIBOR	1.085	01/26/2025		200	0	0	0	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$9,700	(48)	(35)	2	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		4,600	(58)	(38)	1	0
Receive	3-Month USD-LIBOR	2.000	08/31/2022		400	(6)	(6)	0	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		5,800	(184)	(221)	3	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		4,000	(159)	(193)	3	0
Pay	6-Month EUR-EURIBOR	0.493	03/16/2021	EUR	1,800	5	5	2	0
Pay	6-Month EUR-EURIBOR	0.750	12/16/2025		100	(3)	4	0	0
Pay	6-Month EUR-EURIBOR	1.000	03/16/2026		400	(2)	2	1	0
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		800	13	(34)	0	(4)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	700	(9)	(3)	0	0
Receive	6-Month GBP-LIBOR	1.750	09/16/2018		1,100	(15)	(17)	0	(1)
Pay	6-Month GBP-LIBOR	1.750	03/16/2021		1,100	17	8	3	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		500	(7)	(14)	0	(3)
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		300	(17)	(16)	0	(5)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	490,000	3	2	0	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		20,000	(3)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2022		140,000	(15)	(11)	1	0
Pay	6-Month JPY-LIBOR	0.750	12/20/2024		170,000	40	12	0	(1)
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		590,000	410	452	0	(12)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		30,000	7	2	0	(1)
Pay	6-Month JPY-LIBOR	1.500	12/20/2044		30,000	10	10	0	(1)
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	10,600	3	2	0	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		3,400	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		6,900	5	3	1	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021		2,100	0	0	1	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		400	0	0	0	0
Pay	28-Day MXN-TIIE	6.000	07/18/2022		1,200	0	0	0	0

						$(14)	$(88)	$19	$(28)

Total Swap Agreements						$(18)	$(79)	$20	$(28)

Cash of $893 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2015		$1,711	SGD	2,316	$0	$(84)
BOA	10/2015	AUD	55		$39	0	0
	10/2015	BRL	84		23	2	0
	10/2015	CNY	264		40	0	(1)
	10/2015	GBP	22		34	0	0
	10/2015	KRW	150,416		127	0	0
	10/2015		$21	BRL	84	0	0
	10/2015		125	GBP	81	0	(2)
	10/2015		33	JPY	3,900	0	0
	10/2015		1,645	NOK	13,437	0	(66)
	10/2015		1,415	SEK	11,755	0	(11)
	04/2016	DKK	751		$111	0	(2)
	07/2016		1,212		183	0	0
	09/2016	CNY	264		40	0	0
BPS	10/2015	DKK	495		75	1	0
	10/2015		$41	CNY	264	0	0
	10/2015		91	TWD	2,952	0	(2)
	11/2015		141	CNY	913	2	0
	12/2015	MXN	5,522		$325	0	0
	09/2016	CNY	913		138	0	(1)
BRC	10/2015	BRL	283		71	0	0
	10/2015		$75	BRL	283	0	(4)
	10/2015		176	KRW	208,414	0	0
	10/2015		40	MYR	169	0	(2)
	09/2016	CNY	326		$49	0	(1)
CBK	10/2015	EUR	165		184	0	0
	10/2015	SGD	2,052		1,432	0	(10)
	10/2015		$101	AUD	143	0	(1)
	10/2015		626	DKK	4,190	2	0
	11/2015	DKK	4,190		$626	0	(2)
	11/2015		$350	INR	22,763	0	(5)
	11/2015		46	JPY	5,500	0	0
	12/2015		1,428	SGD	2,052	11	0
	02/2016	CZK	8,019		$333	2	0
	09/2016	CNY	160		24	0	0
DUB	10/2015	BRL	1,441		409	48	(2)
	10/2015	SEK	190		23	0	0
	10/2015		$368	BRL	1,440	1	(5)
	11/2015	BRL	133		$33	0	0
	11/2015		$168	BRL	679	2	0
	12/2015	MXN	1,643		$97	0	0
	12/2015		$36	MXN	611	0	0
	04/2016	BRL	805		$236	45	0
FBF	10/2015		133		32	0	(1)
	10/2015	EUR	4,208		4,795	93	0
	10/2015	JPY	46,600		389	0	0
	10/2015	MYR	233		60	7	0
	10/2015	SGD	117		83	1	0
	10/2015		$33	BRL	133	0	0
	11/2015	CNY	198		$31	0	0
	12/2015		$123	MXN	2,122	2	0
GLM	10/2015	AUD	77		$54	0	0
	10/2015	DKK	2,010		303	2	0
	10/2015	EUR	141		159	2	0
	10/2015	NOK	13,437		1,579	0	0
	10/2015		$2,376	AUD	3,304	0	(57)
	10/2015		273	EUR	244	0	(1)
	10/2015		90	INR	5,919	0	0
	10/2015		6,360	JPY	759,378	0	(30)
	11/2015	CNY	131		$20	0	(1)
	11/2015		$1,578	NOK	13,437	0	0
HUS	10/2015	BRL	102		$28	3	0
	10/2015	CHF	22		23	0	0
	10/2015	KRW	75,078		63	0	0
	10/2015	SGD	28		20	0	0
	10/2015		$26	BRL	102	0	0
	10/2015		1,695	KRW	1,928,921	0	(69)
	10/2015		1,267	NZD	1,967	0	(9)
	11/2015		51	CNY	329	0	0
	04/2016	DKK	1,738		$257	0	(4)
	09/2016	CNY	160		24	0	0
JPM	10/2015	AUD	408		286	0	(1)
	10/2015	BRL	1,557		405	13	(1)
	10/2015	CAD	4,130		3,099	5	0
	10/2015	DKK	1,786		269	2	0
	10/2015	EUR	163		187	5	0
	10/2015	KRW	225,679		194	3	0
	10/2015	MYR	698		171	12	0
	10/2015	NZD	182		116	0	(1)
	10/2015	SEK	11,405		1,352	0	(11)
	10/2015	SGD	83		60	2	0
	10/2015	TWD	7,877		242	4	0
	10/2015		$433	BRL	1,557	0	(40)
	10/2015		363	CAD	479	0	(4)
	10/2015		514	DKK	3,419	1	(3)
	10/2015		261	EUR	231	0	(3)
	10/2015		33	GBP	21	0	(1)
	10/2015		23	KRW	27,340	0	0
	10/2015		99	NZD	158	2	0
	10/2015		79	SGD	112	0	0
	10/2015		80	THB	2,906	0	0
	10/2015		64	TWD	2,079	0	(1)
	11/2015	EUR	423		$475	2	0
	11/2015		$3,037	CAD	4,048	0	(4)
	11/2015		264	CNY	1,706	3	0
	11/2015		340	EUR	303	0	(1)
	11/2015		1,353	SEK	11,405	11	0
	01/2016	BRL	589		$200	56	0
	01/2016	DKK	349		53	1	0
	01/2016		$308	DKK	2,045	0	(1)
	04/2016	DKK	749		$111	0	(2)
	09/2016	CNY	1,706		258	0	(3)
	10/2016	DKK	3,419		520	3	(1)
MSB	10/2015	CAD	62		47	0	0
	10/2015	JPY	716,678		5,967	0	(7)
	10/2015		$1,691	CHF	1,592	0	(58)
	10/2015		60	INR	3,943	0	0
	11/2015		5,970	JPY	716,678	7	0
	01/2016	DKK	571		$87	2	0
	05/2016	BRL	1,606		456	77	0
NAB	10/2015	AUD	2,908		2,037	0	(4)
	11/2015		$2,033	AUD	2,907	4	0
SCX	10/2015	GBP	254		$394	10	0
	10/2015	MYR	42		10	0	0
	10/2015	NZD	2,037		1,287	0	(15)
	10/2015	SGD	148		107	3	0
	11/2015	CNY	2,619		403	0	(8)
	11/2015		$1,284	NZD	2,037	15	0
TDM	10/2015		2,877	CAD	3,807	0	(25)
UAG	10/2015	CAD	94		$71	1	0
	10/2015	CHF	1,570		1,595	0	(16)
	10/2015	DKK	102		16	0	0
	10/2015	MYR	826		196	7	0
	10/2015	PLN	109		28	0	0
	10/2015	SEK	160		19	0	0
	10/2015	THB	8,897		249	4	0
	10/2015	TWD	2,524		78	2	0
	10/2015		$4,701	EUR	4,202	0	(5)
	10/2015		56	MYR	233	0	(3)
	10/2015		61	NZD	94	0	(1)
	11/2015	AUD	94		$66	0	0
	11/2015	EUR	4,202		4,703	5	0
	11/2015		$1,597	CHF	1,570	16	0
	11/2015		166	JPY	20,000	0	0
	07/2016	DKK	2,525		$380	0	(1)
	09/2016	CNY	329		50	0	(1)

Total Forward Foreign Currency Contracts						$504	$(595)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EUR versus USD		$1.090	12/04/2015	EUR	300	$5	$2
FBF	Call - OTC USD versus BRL	BRL	4.650	12/23/2015		$200	4	3
GLM	Put - OTC USD versus MXN	MXN	16.100	10/08/2015		200	2	0
JPM	Call - OTC USD versus JPY	JPY	149.600	11/25/2015		6,100	1	0

							$12	$5

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	700	$11	$8

Total Purchased Options								$23	$13

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.700%	12/16/2015	EUR	800	$(1)	$0
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	0.900	12/16/2015		800	(3)	(6)
JPM	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.650	12/16/2015		800	(1)	0
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	12/16/2015		800	(3)	(6)

							$(8)	$(12)

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	117.500	10/06/2015		$150	$(1)	$0
CBK	Put - OTC EUR versus USD		$1.050	12/04/2015	EUR	300	(2)	(1)
	Call - OTC EUR versus USD		1.154	12/04/2015		300	(3)	(2)
FBF	Call - OTC USD versus BRL	BRL	5.000	12/23/2015		$200	(2)	(1)
GLM	Put - OTC USD versus MXN	MXN	15.750	10/08/2015		200	(1)	0
	Put - OTC USD versus MXN		15.900	10/08/2015		200	(1)	0
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		100	(1)	(1)
JPM	Call - OTC USD versus CNY		6.600	02/05/2016		90	(1)	(1)
UAG	Put - OTC USD versus JPY	JPY	117.500	10/06/2015		150	(1)	0

							$(13)	$(6)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	500	$(2)	$0
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		500	(4)	(12)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564	11/26/2015		300	(12)	(12)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	12/10/2015	GBP	200	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250	12/10/2015		200	(1)	(1)

								$(21)	$(27)

Total Written Options								$(42)	$(45)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Ally Financial, Inc.	(5.000%	)	06/20/2018	1.632%	$100	$(8)	$0	$0	$(8)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	4.615%		$200	$(9)	$(14)	$0	$(23)
	France Government International Bond	0.250	03/20/2020	0.237		100	(1)	1	0	0
BRC	France Government International Bond	0.250	03/20/2020	0.237		100	(1)	1	0	0
	Russia Government International Bond	1.000	09/20/2016	2.424		100	(1)	0	0	(1)
CBK	Brazil Government International Bond	1.000	03/20/2019	4.615		100	(4)	(8)	0	(12)
GST	France Government International Bond	0.250	03/20/2020	0.237		400	(4)	5	1	0
	Greece Government International Bond	1.000	12/20/2015	36.531	EUR	100	(5)	(9)	0	(14)
HUS	Brazil Government International Bond	1.000	09/20/2019	4.686		$100	(3)	(10)	0	(13)
	Russia Government International Bond	1.000	09/20/2016	2.424		100	(1)	0	0	(1)
JPM	France Government International Bond	0.250	03/20/2020	0.237		200	(1)	1	0	0
MYC	France Government International Bond	0.250	03/20/2020	0.237		100	(1)	1	0	0

							$(31)	$(32)	$1	$(64)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	1,000	$1,107	$2	$23	$25	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		140	153	0	6	6	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		1,200	1,310	17	31	48	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		900	1,008	3	7	10	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		340	371	7	7	14	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		700	779	8	5	13	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		200	224	1	1	2	0

							$38	$80	$118	$0

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	1-Month GBP-UKRPI	3.310%	05/15/2030	GBP	100	$0	$4	$4	$0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	600	0	(1)	0	(1)
MYC	Pay	1-Month GBP-UKRPI	3.535	05/15/2045	GBP	100	0	10	10	0

							$0	$13	$14	$(1)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$1	$0	$0	$0	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	1	0	1	1	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	1	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	1	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	1	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	1	0	(1)	0	(1)

						$0	$1	$2	$(1)

Total Swap Agreements						$(1)	$62	$135	$(74)

(h)	Securities with an aggregate market value of $270 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$202	$0	$202
Sovereign Issues	0	332	0	332
Brazil
Corporate Bonds & Notes	0	266	0	266
Sovereign Issues	0	388	0	388
Canada
Corporate Bonds & Notes	0	398	0	398
Mortgage-Backed Securities	0	73	0	73
Sovereign Issues	0	182	0	182
Denmark
Corporate Bonds & Notes	0	2,348	0	2,348
France
Corporate Bonds & Notes	0	500	0	500
Sovereign Issues	0	2,471	0	2,471
Germany
Corporate Bonds & Notes	0	523	0	523
Sovereign Issues	0	425	0	425
Greece
Sovereign Issues	0	146	0	146
Guernsey, Channel Islands
Corporate Bonds & Notes	0	100	0	100
Hong Kong
Corporate Bonds & Notes	0	304	0	304
Ireland
Asset-Backed Securities	0	56	0	56
Corporate Bonds & Notes	0	293	0	293
Italy
Corporate Bonds & Notes	0	245	0	245
Mortgage-Backed Securities	0	292	0	292
Sovereign Issues	0	4,472	0	4,472
Mexico
Sovereign Issues	0	238	0	238
Netherlands
Asset-Backed Securities	0	36	0	36
Corporate Bonds & Notes	0	103	0	103
Norway
Corporate Bonds & Notes	0	102	0	102
Portugal
Corporate Bonds & Notes	0	112	0	112
Slovenia
Sovereign Issues	0	905	0	905
Spain
Corporate Bonds & Notes	0	451	0	451
Sovereign Issues	0	2,341	0	2,341
Sweden
Corporate Bonds & Notes	0	168	0	168
Sovereign Issues	0	124	0	124
Switzerland
Corporate Bonds & Notes	0	197	0	197
United Kingdom
Asset-Backed Securities	0	94	0	94
Corporate Bonds & Notes	0	511	0	511
Mortgage-Backed Securities	0	1,904	0	1,904
Sovereign Issues	0	1,961	0	1,961
United States
Asset-Backed Securities	0	520	0	520
Bank Loan Obligations	0	100	0	100
Corporate Bonds & Notes	0	596	0	596
Mortgage-Backed Securities	0	1,686	161	1,847
U.S. Government Agencies	0	1,864	0	1,864
U.S. Treasury Obligations	0	2,913	0	2,913
Short-Term Instruments
Repurchase Agreements	0	107	0	107
Short-Term Notes	0	330	0	330
	$0	$31,379	$161	$31,540

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,527	$0	$0	$1,527

Total Investments	$1,527	$31,379	$161	$33,067

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,910)	$0	$(2,910)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	21	0	33
Over the counter	0	652	0	652
	$12	$673	$0	$685

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(28)	0	(39)
Over the counter	(8)	(706)	0	(714)

	$(19)	$(734)	$0	$(753)

Totals	$1,520	$28,408	$161	$30,089
There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Portfolio

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000s	)	MARKET VALUE (000s	)
INVESTMENTS IN SECURITIES 104.3%
AUSTRALIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Telstra Corp. Ltd.
3.125% due 04/07/2025		$100		$98

Total Australia (Cost $100)				98

BELGIUM 0.9%
CORPORATE BONDS & NOTES 0.9%
KBC Bank NV
8.000% due 01/25/2023		$1,800		1,972

Total Belgium (Cost $1,885)				1,972

BRAZIL 3.7%
CORPORATE BONDS & NOTES 0.7%
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		$600		538
Petrobras Global Finance BV
6.250% due 03/17/2024		1,200		879

				1,417

SOVEREIGN ISSUES 3.0%
Brazil Government International Bond
5.000% due 01/27/2045		500		376
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	5,200		1,268
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		40		8
10.000% due 01/01/2025		25,500		4,715

				6,367

Total Brazil (Cost $11,650)				7,784

CANADA 4.1%
MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.044% due 07/01/2020	CAD	688		512

SOVEREIGN ISSUES 3.9%
Canada Housing Trust
2.400% due 12/15/2022		5,600		4,400
Province of Ontario
2.500% due 09/10/2021		$3,800		3,901

				8,301

Total Canada (Cost $9,955)				8,813

CAYMAN ISLANDS 0.7%
ASSET-BACKED SECURITIES 0.3%
OHA Credit Partners Ltd.
1.531% due 05/15/2023		$600		600

CONVERTIBLE BONDS & NOTES 0.1%
NB Finance Ltd.
3.500% due 12/06/2015		200		199

CORPORATE BONDS & NOTES 0.3%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		280		73
6.750% due 10/01/2023		634		174

Tencent Holdings Ltd.
3.375% due 05/02/2019		400	407

			654

Total Cayman Islands (Cost $2,039)			1,453

CZECH REPUBLIC 0.5%
SOVEREIGN ISSUES 0.5%
Czech Republic Government International Bond
0.380% due 10/27/2016	CZK	26,400	1,092

Total Czech Republic (Cost $1,098)			1,092

DENMARK 8.7%
CORPORATE BONDS & NOTES 8.7%
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	33,500	5,059
1.000% due 10/01/2016		38,700	5,853
2.000% due 10/01/2015		36,800	5,511
3.000% due 10/01/2047		10,600	1,569
Realkredit Danmark A/S
2.000% due 01/01/2016		5,000	753

Total Denmark (Cost $18,811)			18,745

FRANCE 4.6%
CORPORATE BONDS & NOTES 1.8%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	700	793
BPCE S.A.
4.625% due 07/11/2024		$1,000	977
Credit Agricole S.A.
7.500% due 06/23/2026 (d)	GBP	500	731
Dexia Credit Local S.A.
1.250% due 10/18/2016		$1,100	1,106
Numericable SFR S.A.S.
5.625% due 05/15/2024	EUR	200	222

			3,829

SOVEREIGN ISSUES 2.8%
Caisse d’Amortissement de la Dette Sociale
1.375% due 11/25/2024		300	350
Caisse Francaise de Financement Local
5.250% due 02/16/2017		$800	849
France Government International Bond
0.250% due 07/25/2024 (c)	EUR	1,166	1,369
1.000% due 11/25/2018		580	670
2.500% due 05/25/2030		1,100	1,407
3.250% due 05/25/2045		1,000	1,463

			6,108

Total France (Cost $10,676)			9,937

GERMANY 3.8%
CORPORATE BONDS & NOTES 0.5%
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	100	76
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		$1,000	1,000

			1,076

SOVEREIGN ISSUES 3.3%
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	5,938	6,839
4.250% due 07/04/2039		200	362

			7,201

Total Germany (Cost $9,779)			8,277

GREECE 0.5%
CORPORATE BONDS & NOTES 0.4%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	900	850

SOVEREIGN ISSUES 0.1%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	32,000	225

Total Greece (Cost $1,239)			1,075

HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.6%
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$1,200	1,213

Total Hong Kong (Cost $1,210)			1,213

INDONESIA 1.4%
SOVEREIGN ISSUES 1.4%
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	400	429
5.625% due 05/15/2023	IDR	1,924,000	103
6.625% due 05/15/2033		805,000	40
6.750% due 01/15/2044		$500	532
8.250% due 06/15/2032	IDR	14,687,000	865
8.375% due 03/15/2034		16,907,000	1,005

Total Indonesia (Cost $4,186)			2,974

IRELAND 2.1%
ASSET-BACKED SECURITIES 0.2%
Celf Low Levered Partners PLC
0.259% due 03/04/2024	EUR	343	376
LightPoint Pan-European CLO PLC
0.228% due 01/31/2022		19	21

			397

CORPORATE BONDS & NOTES 1.7%
Bank of Ireland
10.000% due 07/30/2016		1,500	1,768
Depfa ACS Bank
3.875% due 11/14/2016		300	349
4.875% due 10/28/2015		$200	201
4.875% due 05/21/2019	EUR	300	390
5.500% due 04/25/2016		$500	513
5.750% due 03/28/2017		400	427

			3,648

MORTGAGE-BACKED SECURITIES 0.2%
German Residential Funding Ltd.
1.117% due 08/27/2024	EUR	373	420

Total Ireland (Cost $4,746)			4,465

ITALY 8.0%
ASSET-BACKED SECURITIES 0.1%
Alba SPV SRL
1.481% due 04/20/2040	EUR	214	239

CORPORATE BONDS & NOTES 0.3%
Banca Carige SpA
3.875% due 10/24/2018		300	367
Banco Popolare SC
3.500% due 03/14/2019		300	342

			709

MORTGAGE-BACKED SECURITIES 1.2%
Claris SRL
0.412% due 10/31/2060		1,373	1,498
Creso SRL
0.659% due 12/30/2060		985	1,106
F-E Mortgages SRL
0.292% due 12/15/2043		58	64

			2,668

SOVEREIGN ISSUES 6.4%
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (c)		1,507	1,777
4.000% due 02/01/2037		1,950	2,678
4.500% due 03/01/2024		1,100	1,509
5.000% due 03/01/2025		4,300	6,179
5.500% due 09/01/2022		200	286
5.500% due 11/01/2022		350	500
Italy Government International Bond
6.000% due 08/04/2028	GBP	500	934

			13,863

Total Italy (Cost $18,133)			17,479

JAPAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$200	199

Total Japan (Cost $200)			199

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		$900	835
Matterhorn Telecom S.A.
3.875% due 05/01/2022	EUR	200	200
Telecom Italia Finance S.A.
7.750% due 01/24/2033		200	287

Total Luxembourg (Cost $1,451)			1,322

MALAYSIA 0.2%
SOVEREIGN ISSUES 0.2%
Malaysia Government International Bond
3.418% due 08/15/2022	MYR	350	76
3.492% due 03/31/2020		50	11
3.502% due 05/31/2027		200	41
3.580% due 09/28/2018		600	137
4.012% due 09/15/2017		800	184

Total Malaysia (Cost $654)			449

MEXICO 0.8%
CORPORATE BONDS & NOTES 0.5%
BBVA Bancomer S.A.
6.750% due 09/30/2022		$900	976

SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	700	648

Total Mexico (Cost $1,697)			1,624

NETHERLANDS 4.7%
ASSET-BACKED SECURITIES 0.5%
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	155	171
Highlander Euro CDO BV
0.206% due 05/01/2023		265	290
Malin CLO BV
0.171% due 05/07/2023		456	505
Panther CDO BV
0.364% due 10/15/2084		172	183

			1,149

CORPORATE BONDS & NOTES 4.2%
Bank Nederlandse Gemeenten NV
0.375% due 01/14/2022		2,300	2,562

ING Bank NV
2.625% due 12/05/2022		$3,000	3,046
Rabobank Group
8.375% due 07/26/2016 (d)		800	827
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	1,300	1,583
Vonovia Finance BV
3.200% due 10/02/2017		$900	921

			8,939

Total Netherlands (Cost $10,162)			10,088

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S
1.450% due 03/21/2019		$200	200

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,100	149

Total Norway (Cost $365)			349

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
3.250% due 07/25/2025	PLN	3,100	845

Total Poland (Cost $921)			845

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	300	312
5.000% due 04/23/2019		100	106
5.000% due 05/21/2019		300	317
5.000% due 05/23/2019		100	106

Total Portugal (Cost $967)			841

SLOVENIA 3.2%
SOVEREIGN ISSUES 3.2%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	300	373
3.500% due 03/23/2017		209	244
4.125% due 01/26/2020		100	129
4.375% due 01/18/2021		250	330
4.700% due 11/01/2016		1,900	2,230
5.500% due 10/26/2022		$2,000	2,253
5.850% due 05/10/2023		1,100	1,262

Total Slovenia (Cost $6,834)			6,821

SOUTH AFRICA 0.2%
SOVEREIGN ISSUES 0.2%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	200	215
5.375% due 07/24/2044		$300	281

Total South Africa (Cost $564)			496

SOUTH KOREA 0.7%
SOVEREIGN ISSUES 0.7%
Korea Treasury Bond
3.500% due 03/10/2017	KRW	564,400	489
3.750% due 06/10/2022		366,900	346
4.000% due 12/10/2031		127,000	134
5.750% due 09/10/2018		529,100	500

Total South Korea (Cost $1,485)			1,469

SPAIN 4.2%
ASSET-BACKED SECURITIES 0.2%
IM Grupo Banco Popular FTPYME FTA
0.044% due 09/21/2039	EUR	442	490

CORPORATE BONDS & NOTES 0.4%
Banco Santander S.A.
6.250% due 09/11/2021 (d)		400	417
BPE Financiaciones S.A.
2.500% due 02/01/2017		200	228
2.875% due 05/19/2016		200	226

			871

SOVEREIGN ISSUES 3.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018		475	561
4.950% due 02/11/2020		1,400	1,678
Autonomous Community of Madrid
1.826% due 04/30/2025		200	215
4.688% due 03/12/2020		200	258
Spain Government International Bond
1.400% due 01/31/2020		10	11
2.150% due 10/31/2025		1,250	1,430
2.750% due 10/31/2024		1,650	1,990
3.800% due 04/30/2024		650	845
5.150% due 10/31/2044		100	158
Xunta de Galicia
5.763% due 04/03/2017		450	543

			7,689

Total Spain (Cost $9,644)			9,050

SWEDEN 0.9%
CORPORATE BONDS & NOTES 0.4%
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$400	400
Swedbank AB
2.200% due 03/04/2020		400	399

			799

SOVEREIGN ISSUES 0.5%
Sweden Government International Bond
2.500% due 05/12/2025	SEK	8,000	1,114

Total Sweden (Cost $1,931)			1,913

SWITZERLAND 2.1%
CORPORATE BONDS & NOTES 2.1%
Credit Suisse
0.984% due 01/29/2018		$1,500	1,496
UBS AG
5.125% due 05/15/2024		550	542
7.250% due 02/22/2022		2,350	2,450

Total Switzerland (Cost $4,536)			4,488

UNITED KINGDOM 13.9%
BANK LOAN OBLIGATIONS 0.3%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		$673	665

CORPORATE BONDS & NOTES 6.3%
Barclays Bank PLC
7.625% due 11/21/2022		1,600	1,796
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	700	829
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	300	483
FCE Bank PLC
5.125% due 11/16/2015		100	152
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		$600	575

LBG Capital PLC
3.064% due 03/12/2020	EUR	1,400	1,581
15.000% due 12/21/2019		450	742
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	912
5.125% due 03/07/2025		1,100	2,025
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)		500	766
Pizzaexpress Financing PLC
6.625% due 08/01/2021		100	154
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$1,000	1,092
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (d)	GBP	500	755
Tesco Corporate Treasury Services PLC
1.375% due 07/01/2019	EUR	1,600	1,712

			13,574

MORTGAGE-BACKED SECURITIES 3.4%
Alba PLC
0.774% due 11/25/2042	GBP	472	650
Bluestone Securities PLC
0.787% due 06/09/2044		333	477
Darrowby PLC
2.285% due 02/20/2044		167	256
Eurosail PLC
1.539% due 06/13/2045		600	895
Gemgarto
3.534% due 05/14/2045		94	145
Gosforth Funding PLC
1.386% due 11/18/2049		160	242
Great Hall Mortgages PLC
0.470% due 06/18/2039		$311	285
Leek Finance PLC
0.866% due 12/21/2037	GBP	428	684
Leofric PLC
2.287% due 05/26/2050		153	232
Nemus Arden PLC
0.816% due 02/15/2020		735	1,090
Newgate Funding PLC
0.718% due 12/15/2050		472	684
RMAC PLC
1.009% due 12/12/2036		316	443
RMAC Securities PLC
0.759% due 06/12/2044		395	533
Southern Pacific Financing PLC
0.767% due 06/10/2043		463	675

			7,291

SOVEREIGN ISSUES 3.9%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		1,600	2,628
3.250% due 01/22/2044		2,300	4,027
3.500% due 01/22/2045		1,000	1,832

			8,487

Total United Kingdom (Cost $30,986)			30,017

UNITED STATES 30.1%
ASSET-BACKED SECURITIES 6.4%
Accredited Mortgage Loan Trust
0.324% due 02/25/2037		$100	96
0.474% due 04/25/2036		300	263
Argent Securities Trust
0.344% due 07/25/2036		436	187
0.354% due 05/25/2036		746	283
Asset-Backed Securities Corp. Home Equity Loan Trust
1.289% due 02/25/2035		699	570
Bear Stearns Asset-Backed Securities Trust
0.514% due 01/25/2047		296	280
Citigroup Mortgage Loan Trust, Inc.
0.454% due 03/25/2036		800	612
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^		619	549
0.334% due 07/25/2037 ^		489	415
0.434% due 03/25/2036		595	537
0.524% due 07/25/2036		481	402
0.579% due 11/25/2035		103	99
4.469% due 04/25/2036		200	203
4.978% due 07/25/2036		166	166

Countrywide Asset-Backed Certificates Trust
0.914% due 07/25/2034		352	334
1.444% due 07/25/2035		700	518
Credit-Based Asset Servicing and Securitization LLC
3.988% due 03/25/2037 ^		344	210
First Franklin Mortgage Loan Trust
1.469% due 07/25/2034		265	230
GSAA Home Equity Trust
0.644% due 08/25/2037		117	107
GSAMP Trust
0.584% due 01/25/2036		500	418
HSI Asset Securitization Corp. Trust
0.604% due 01/25/2036		800	601
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.434% due 04/25/2037		395	247
JPMorgan Mortgage Acquisition Trust
0.324% due 08/25/2036		651	569
MASTR Asset-Backed Securities Trust
0.404% due 05/25/2037		500	370
Morgan Stanley ABS Capital, Inc. Trust
0.424% due 10/25/2036		757	474
Morgan Stanley Home Equity Loan Trust
0.294% due 04/25/2037		968	545
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		56	50
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.484% due 03/25/2036		700	542
NovaStar Mortgage Funding Trust
0.324% due 03/25/2037		822	537
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.439% due 01/25/2036		200	181
People’s Choice Home Loan Securities Trust
1.139% due 05/25/2035 ^		600	443
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037		384	215
5.731% due 11/25/2036		904	550
Residential Asset Securities Corp. Trust
0.444% due 04/25/2037		400	367
0.594% due 12/25/2035		700	672
Structured Asset Investment Loan Trust
1.919% due 10/25/2034		232	195
Structured Asset Securities Corp. Mortgage Loan Trust
0.354% due 03/25/2036		114	110
Wachovia Mortgage Loan Trust
0.854% due 10/25/2035		200	189
Wells Fargo Home Equity Asset-Backed Securities Trust
0.424% due 01/25/2037		800	556

			13,892

CORPORATE BONDS & NOTES 4.5%
Ally Financial, Inc.
3.600% due 05/21/2018		1,100	1,089
BellSouth Corp.
4.821% due 04/26/2021		600	612
California Resources Corp.
5.500% due 09/15/2021		400	246
CCO Safari LLC
4.464% due 07/23/2022		500	501
6.384% due 10/23/2035		600	609
Citigroup, Inc.
5.950% due 05/15/2025 (d)		600	566
Ford Motor Credit Co. LLC
5.750% due 02/01/2021		200	225
International Lease Finance Corp.
5.750% due 05/15/2016		400	406
JPMorgan Chase & Co.
2.750% due 06/23/2020		1,100	1,110
JPMorgan Chase Bank N.A.
0.749% due 06/02/2017		1,600	1,597
Navient Corp.
5.000% due 12/15/2015	HKD	1,000	130
New York Life Global Funding
1.125% due 03/01/2017		$100	100
Reynolds American, Inc.
2.300% due 06/12/2018		800	809
Rio Oil Finance Trust
6.250% due 07/06/2024		500	321
Sprint Communications, Inc.
6.000% due 12/01/2016		600	592
Wells Fargo & Co.
3.000% due 02/19/2025		300	290
WM Covered Bond Program
4.000% due 11/26/2016	EUR	350	406

			9,609

MORTGAGE-BACKED SECURITIES 2.4%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	$858	736
Banc of America Funding Trust
0.426% due 04/20/2047 ^	319	252
6.000% due 07/25/2037 ^	160	128
Chase Mortgage Finance Trust
2.622% due 03/25/2037 ^	150	127
Citigroup Mortgage Loan Trust, Inc.
5.353% due 04/25/2037 ^	161	142
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.385% due 09/25/2035 ^	608	527
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036 ^	113	105
Credit Suisse Mortgage Capital Certificates
2.703% due 02/26/2036	138	134
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.750% due 08/25/2036 ^	227	184
Deutsche ALT-A Securities, Inc.
0.344% due 02/25/2047	407	292
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	157	137
GreenPoint Mortgage Funding Trust
0.654% due 06/25/2045	139	122
IndyMac Mortgage Loan Trust
2.485% due 11/25/2035	219	189
JPMorgan Alternative Loan Trust
2.531% due 12/25/2035 ^	586	501
3.033% due 12/25/2036	145	134
Merrill Lynch Mortgage Investors Trust
2.656% due 03/25/2036 ^	282	190
Morgan Stanley Mortgage Loan Trust
3.031% due 09/25/2035 ^	172	141
4.502% due 05/25/2036 ^	185	145
PHH Alternative Mortgage Trust
6.000% due 05/25/2037 ^	156	139
Prime Mortgage Trust
6.000% due 06/25/2036 ^	130	117
Residential Accredit Loans, Inc. Trust
0.324% due 02/25/2037	177	154
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	127	116
6.000% due 06/25/2037 ^	119	111
Structured Adjustable Rate Mortgage Loan Trust
0.414% due 06/25/2037	187	162
Structured Asset Mortgage Investments Trust
0.424% due 02/25/2036	64	55
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035	164	163

		5,203

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
3.000% due 11/01/2045	3,000	3,036
3.500% due 11/01/2045	2,300	2,395
4.000% due 11/01/2045	1,700	1,811
Ginnie Mae
3.500% due 12/01/2045	400	417
4.000% due 11/01/2045	900	958

		8,617

U.S. TREASURY OBLIGATIONS 12.8%
U.S. Treasury Bonds
2.125% due 05/15/2025 (j)	1,500	1,510
2.875% due 08/15/2045 (f)	800	800
3.625% due 02/15/2044 (j)	3,000	3,452
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	8,043	7,856
0.125% due 07/15/2024	6,634	6,341
0.250% due 01/15/2025	6,751	6,481
2.375% due 01/15/2025 (h)	1,013	1,168

		27,608

Total United States (Cost $65,269)		64,929

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$200	201

Total Virgin Islands (British) (Cost $199)			201

SHORT-TERM INSTRUMENTS 1.9%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo SpA
1.666% due 04/11/2016		$1,400	1,402

REPURCHASE AGREEMENTS (e) 0.2%			481

SHORT-TERM NOTES 0.7%
Czech Republic Ministry of Finance Bill
0.010% due 12/04/2015	CZK	37,000	1,522

U.S. TREASURY BILLS 0.4%
0.086% due 01/07/2016 - 02/11/2016 (a)(j)		$796	796

Total Short-Term Instruments (Cost $4,210)			4,201

Total Investments in Securities (Cost $237,582)			224,679

		SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III		168,811	1,674

Total Short-Term Instruments (Cost $1,674)			1,674

Total Investments in Affiliates (Cost $1,674)			1,674

Total Investments 105.1% (Cost $239,256)			$226,353
Financial Derivative Instruments (g)(i) 0.5% (Cost or Premiums, net $(640))			1,033
Other Assets and Liabilities, net (5.6%)			(12,043)

Net Assets 100.0%			$215,343

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$481	U.S. Treasury Notes 1.875% due 06/30/2020	$(493)	$481	$481

Total Repurchase Agreements						$(493)	$481	$481

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.220%	10/01/2015	10/08/2015	$(801)	$(801)

Total Reverse Repurchase Agreements					$(801)

(2)	As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $955 at a weighted average interest rate of 0.209%.

Short Sales:

Short Sales on U.S. Government Agencies*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	10/01/2045	$4,400	$(4,765)	$(4,771)

Total Short Sales				$(4,765)	$(4,771)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $800 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$110.000	11/20/2015	27	$0	$0

Total Purchased Options				$0	$0

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	21	$(30)	$1	$0
90-Day Eurodollar June Futures	Short	06/2016	2	(2)	0	0
90-Day Eurodollar March Futures	Short	03/2017	14	(22)	1	0
90-Day Eurodollar September Futures	Short	09/2016	16	(20)	1	0
Australia Government 10-Year Bond December Futures	Long	12/2015	4	3	3	(1)
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	16	1	1	0
Canada Government 10-Year Bond December Futures	Short	12/2015	21	24	4	(3)
Euro-Bobl December Futures	Long	12/2015	291	89	6	(3)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	20	55	11	0
Euro-Bund 10-Year Bond December Futures	Long	12/2015	22	56	3	0
Euro-Buxl 30-Year Bond December Futures	Short	12/2015	2	(5)	1	(1)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2015	5	18	2	0
Euro-Schatz December Futures	Short	12/2015	94	(7)	1	0
Japan Government 10-Year Bond December Futures	Long	12/2015	3	7	3	(2)
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond December Futures	Long	11/2015	267	0	0	0
Put Options Strike @ EUR 128.250 on Euro-Bobl 10-Year Bond December Futures	Short	10/2015	18	4	1	0
Put Options Strike @ EUR 136.000 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	22	0	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	62	8	0	(2)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	415	542	0	(32)
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2015	1	3	1	0
United Kingdom Long Gilt December Futures	Short	12/2015	10	(16)	2	(4)

Total Futures Contracts				$708	$42	$(48)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$4,653	$136	$(191)	$17	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020		200	0	0	0	0
iTraxx Senior 24 5-Year Index	1.000	12/20/2020	EUR	3,900	11	(6)	3	0

					$147	$(197)	$20	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	1.013%	01/23/2025	SEK	3,000	$(6)	$(6)	$0	$(1)
Pay	3-Month SEK-LIBOR	1.023	01/23/2025		2,400	(4)	(4)	0	0
Pay	3-Month SEK-LIBOR	1.033	01/23/2025		2,500	(4)	(4)	0	0
Pay	3-Month SEK-LIBOR	1.036	01/23/2025		2,900	(5)	(5)	0	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		$2,200	(68)	(46)	2	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		89,800	(447)	(396)	13	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		25,900	(328)	(214)	8	0
Receive	3-Month USD-LIBOR	2.000	08/31/2022		800	(13)	(11)	1	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		36,200	(1,146)	(1,337)	18	0
Receive	3-Month USD-LIBOR	2.300	01/13/2023		3,100	(101)	(89)	3	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		13,400	(534)	(552)	10	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		2,400	96	159	0	(7)
Pay	6-Month AUD-BBR-BBSW	3.250	12/17/2019	AUD	700	21	18	2	0
Pay	6-Month AUD-BBR-BBSW	3.750	12/17/2019		3,300	148	80	8	0
Pay	6-Month EUR-EURIBOR	0.500	03/16/2021	EUR	4,900	15	35	4	0
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026		3,200	19	(18)	0	(8)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		6,100	99	61	0	(31)
Receive	6-Month GBP-LIBOR	0.970	02/13/2016	GBP	11,900	(34)	(8)	0	0
Receive	6-Month GBP-LIBOR	0.950	02/19/2016		10,800	(29)	(20)	0	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		9,900	(121)	(57)	0	(4)
Receive	6-Month GBP-LIBOR	1.750	09/16/2018		6,200	(87)	(91)	0	(4)
Pay	6-Month GBP-LIBOR	1.750	03/16/2021		8,100	122	58	19	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		3,500	(48)	(99)	0	(22)
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		3,000	(165)	(141)	0	(53)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	3,270,000	21	11	0	0
Receive	6-Month JPY-LIBOR	0.500	09/18/2020		140,000	(18)	(48)	0	0
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		1,560,000	(193)	(99)	5	0
Pay	6-Month JPY-LIBOR	0.750	12/20/2024		540,000	126	38	0	(5)
Pay	6-Month JPY-LIBOR	1.500	12/20/2044		350,000	114	136	0	(7)
Pay	28-Day MXN-TIIE	5.010	10/10/2019	MXN	73,700	(18)	9	10	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		100,000	(6)	(27)	29	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		10,700	(3)	(9)	3	0
Pay	28-Day MXN-TIIE	5.620	11/09/2021		7,000	(3)	(3)	2	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		2,100	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	6.000	07/18/2022		7,800	3	3	3	0

						$(2,598)	$(2,677)	$141	$(142)

Total Swap Agreements						$(2,451)	$(2,874)	$161	$(142)

(h)	Securities with an aggregate market value of $611 and cash of $5,092 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2015		$1,553	SGD	2,101	$0	$(76)
BOA	10/2015	KRW	1,003,966		$846	0	(1)
	10/2015		$1,241	CZK	30,985	33	0
	10/2015		21,424	GBP	14,092	0	(106)
	11/2015	GBP	14,092		$21,421	106	0
	12/2015	CZK	37,042		1,535	11	0
	12/2015		$1,407	HKD	10,909	0	0
	01/2016	BRL	5,200		$1,759	489	0
	07/2016	DKK	12,830		1,937	2	0
	09/2016	CNY	794		120	0	(1)
BPS	10/2015	CAD	6,041		4,583	57	0
	10/2015	DKK	36,333		5,526	84	0
	10/2015		$124	CNY	794	1	0
	10/2015		465	TWD	15,078	0	(9)
	11/2015		1,093	CNY	7,059	13	0
	12/2015		4,312	MXN	73,374	2	0
	09/2016	CNY	7,059		$1,068	0	(10)
BRC	10/2015		$995	KRW	1,178,784	1	(2)
	10/2015		267	MYR	1,125	0	(11)
	09/2016	CNY	3,499		$526	0	(9)
CBK	10/2015	AUD	5,804		4,103	29	0
	10/2015	DKK	4,075		609	0	(2)
	10/2015	EUR	921		1,029	0	(1)
	10/2015	SGD	538		375	0	(3)
	10/2015		$2,127	DKK	14,235	5	0
	10/2015		158	EUR	141	0	0
	10/2015		1,655	ILS	6,243	0	(63)
	11/2015	DKK	14,235		$2,128	0	(5)
	11/2015	EUR	15,593		17,000	0	(434)
	11/2015	GBP	944		1,471	43	0
	11/2015		$1,850	EUR	1,642	3	(16)
	12/2015		374	SGD	538	3	0
	04/2016	BRL	2,556		$736	129	0
	05/2016		8,532		2,444	433	0
	09/2016	CNY	1,749		263	0	(4)
DUB	10/2015	BRL	59,445		15,446	576	(125)
	10/2015	ILS	6,243		1,587	0	(5)
	10/2015		$2,672	AUD	3,826	14	0
	10/2015		14,998	BRL	59,445	30	(34)
	10/2015		2,051	ZAR	25,806	0	(195)
	11/2015	AUD	3,826		$2,667	0	(13)
	11/2015	BRL	796		199	0	0
	11/2015		$11,703	BRL	47,363	113	0
	11/2015		1,969	CHF	1,931	15	0
	12/2015	MXN	11,614		$685	2	0
	12/2015		$1,588	ILS	6,243	5	0
	12/2015		245	MXN	4,161	0	0
	04/2016	BRL	11,565		$3,398	650	0
	07/2016	DKK	6,600		1,015	19	0
FBF	10/2015	BRL	796		192	0	(9)
	10/2015	INR	140,788		2,101	0	(42)
	10/2015	SGD	789		561	6	0
	10/2015		$200	BRL	796	0	0
	10/2015		700	MYR	2,734	0	(77)
	12/2015		2,378	MXN	40,666	13	0
GLM	10/2015	DKK	3,725		$562	5	0
	10/2015		$2,257	AUD	3,139	0	(54)
	10/2015		147	EUR	131	0	0
	10/2015		645	INR	42,406	0	0
	10/2015		647	JPY	78,000	3	0
	10/2015		269	KRW	319,254	0	0
	10/2015		600	RON	2,363	0	(3)
	10/2015		112	TWD	3,700	0	0
	10/2015		288	ZAR	3,829	0	(13)
	11/2015	ILS	353	EUR	83	3	0
	11/2015		$1,767	COP	5,281,056	0	(65)
	11/2015		1,616	EUR	1,449	8	(4)
	11/2015		948	GBP	611	0	(23)
	11/2015		116	NOK	955	0	(4)
	12/2015		268	MXN	4,571	1	0
HUS	10/2015	BRL	625		$173	15	0
	10/2015	CHF	1,653		1,718	22	0
	10/2015	KRW	182,682		153	0	(1)
	10/2015		$157	BRL	625	0	0
	10/2015		15,866	JPY	1,895,411	0	(67)
	10/2015		4,411	KRW	5,028,454	1	(172)
	10/2015		378	MYR	1,564	0	(22)
	10/2015		1,301	PHP	59,339	0	(33)
	10/2015		84	THB	3,060	0	0
	10/2015		512	TWD	16,630	0	(9)
	11/2015	CNY	1,511		$230	0	(7)
	11/2015		$235	CNY	1,511	2	0
	11/2015		263	SEK	2,280	10	0
	12/2015		1,323	CLP	902,130	0	(36)
	09/2016	CNY	1,749		$263	0	(4)
JPM	10/2015	AUD	1,161		813	0	(2)
	10/2015	BRL	58,454		14,789	74	(29)
	10/2015	DKK	7,040		1,058	3	0
	10/2015	EUR	938		1,074	26	0
	10/2015	GBP	598		924	19	0
	10/2015	JPY	25,900		217	1	0
	10/2015	KRW	1,659,383		1,423	24	0
	10/2015	MYR	4,666		1,144	81	0
	10/2015	NZD	4,780		3,031	0	(24)
	10/2015	SEK	10,510		1,246	0	(9)
	10/2015	SGD	557		403	12	0
	10/2015	TWD	50,964		1,566	24	0
	10/2015		$16,216	BRL	58,454	0	(1,472)
	10/2015		5,037	CAD	6,713	0	(7)
	10/2015		5,846	DKK	38,961	16	(27)
	10/2015		1,075	EUR	951	0	(13)
	10/2015		243	KRW	288,854	1	0
	10/2015		765	NZD	1,219	14	0
	10/2015		1,969	PLN	7,400	0	(23)
	10/2015		594	SGD	842	0	(2)
	10/2015		1,469	THB	52,999	0	(9)
	11/2015	CAD	6,713		$5,036	7	0
	11/2015	CNY	20,253		3,137	0	(37)
	11/2015	EUR	2,704		3,038	15	0
	11/2015	GBP	564		878	25	0
	11/2015		$2,043	CNY	13,194	25	0
	11/2015		249	EUR	222	0	(1)
	01/2016	BRL	4,124		$1,400	393	0
	01/2016	DKK	1,894		290	5	0
	01/2016		$628	DKK	4,170	0	(2)
	09/2016	CNY	13,194		$1,996	0	(19)
	10/2016	CZK	26,675		1,127	12	0
	10/2016	DKK	38,961		5,908	28	(15)
MSB	10/2015	GBP	5,929		9,094	125	0
	10/2015		$250	INR	16,430	0	0
	10/2015		2,317	JPY	278,289	3	0
	10/2015		404	PLN	1,531	0	(1)
	11/2015	JPY	278,289		$2,318	0	(3)
	11/2015		$271	CNY	1,730	0	0
	11/2015		999	PEN	3,294	8	0
	01/2016	DKK	3,101		$475	9	0
	05/2016	BRL	28,011		7,950	1,348	0
NAB	10/2015		$2,575	EUR	2,256	0	(54)
SCX	10/2015	GBP	7,565		$11,747	303	0
	10/2015	IDR	3,359,772		238	9	0
	10/2015	JPY	2,225,800		18,556	2	0
	10/2015	MYR	245		58	2	0
	10/2015	SGD	1,060		768	23	0
	10/2015		$44	IDR	637,183	0	0
	10/2015		2,881	TWD	89,477	0	(174)
	11/2015		6,792	INR	442,670	0	(90)
	11/2015		2,499	TRY	7,525	0	(53)
SOG	10/2015	DKK	14,240		$2,127	0	(5)
	10/2015		$2,852	DKK	18,440	0	(91)
	10/2015		553	IDR	7,960,988	0	(12)
	10/2015		58	MYR	242	0	(2)
	10/2015		459	RON	1,872	14	0
UAG	10/2015	CAD	672		$507	4	0
	10/2015	CNY	794		120	0	(5)
	10/2015	DKK	613		93	2	0
	10/2015	EUR	42,361		47,742	408	0
	10/2015	MYR	5,578		1,320	50	0
	10/2015	NOK	1,905		229	6	0
	10/2015	THB	20,067		564	12	0
	10/2015	TWD	17,313		535	11	0
	10/2015		$45,577	EUR	40,741	0	(53)
	10/2015		1,206	INR	77,643	0	(25)
	10/2015		375	NZD	578	0	(5)
	11/2015	AUD	977		$686	1	0
	11/2015	BRL	9,502		2,362	0	(9)
	11/2015	EUR	40,741		45,598	52	0
	11/2015		$1,019	EUR	888	0	(26)
	11/2015		2,240	JPY	269,300	6	0
	07/2016	DKK	14,277		$2,169	18	(2)
	09/2016	CNY	1,511		229	0	(2)

Total Forward Foreign Currency Contracts						$6,178	$(4,073)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EUR versus USD		$1.090	12/04/2015	EUR	2,200	$35	$19
FBF	Call - OTC USD versus BRL	BRL	4.650	12/23/2015		$1,200	26	17
GLM	Put - OTC USD versus MXN	MXN	16.100	10/08/2015		3,000	26	0
JPM	Call - OTC USD versus JPY	JPY	149.600	11/25/2015		15,400	2	0

							$89	$36

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GST	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	09/01/2016	EUR	4,500	$68	$94

Total Purchased Options								$157	$130

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.700%	12/16/2015	EUR	4,800	$(6)	$(2)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	0.900	12/16/2015		4,800	(19)	(34)
JPM	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.650	12/16/2015		5,500	(10)	(3)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	12/16/2015		5,500	(18)	(40)

							$(53)	$(79)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	117.500	10/06/2015		$1,050	$(6)	$(1)
CBK	Put - OTC EUR versus USD		$1.050	12/04/2015	EUR	2,200	(14)	(5)
	Call - OTC EUR versus USD		1.154	12/04/2015		2,200	(21)	(14)
FBF	Call - OTC USD versus BRL	BRL	5.000	12/23/2015		$1,200	(13)	(8)
GLM	Put - OTC USD versus MXN	MXN	15.750	10/08/2015		3,000	(10)	0
	Put - OTC USD versus MXN		15.900	10/08/2015		3,000	(15)	0
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		600	(7)	(5)
JPM	Call - OTC USD versus CNY		6.600	02/05/2016		540	(6)	(5)
UAG	Put - OTC USD versus JPY	JPY	117.500	10/06/2015		1,250	(7)	(1)

							$(99)	$(39)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	3,100	$(11)	$(1)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		3,100	(27)	(79)
GST	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.493	09/01/2016		1,800	(68)	(125)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	12/10/2015	GBP	1,400	(10)	(15)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250	12/10/2015		1,400	(9)	(5)

								$(125)	$(225)

Total Written Options								$(277)	$(343)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UBS AG	(1.000%	)	03/20/2017	1.108%	$500	$1	$0	$1	$0
BRC	UBS AG	(1.000)		03/20/2017	1.108	600	0	1	1	0

							$1	$1	$2	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2019	4.714%		$1,200	$(33)	$(132)	$0	$(165)
	France Government International Bond	0.250	03/20/2020	0.237		1,000	(7)	8	1	0
	Indonesia Government International Bond	1.000	12/20/2019	2.212		1,400	(27)	(40)	0	(67)
	South Africa Government International Bond	1.000	03/20/2019	2.496		300	(14)	(1)	0	(15)
	South Africa Government International Bond	1.000	09/20/2019	2.606		1,200	(33)	(38)	0	(71)
BPS	Indonesia Government International Bond	1.000	12/20/2019	2.212		2,200	(42)	(63)	0	(105)
	Petrobras International Finance Co.	1.000	09/20/2019	10.431		1,200	(62)	(284)	0	(346)
	South Africa Government International Bond	1.000	03/20/2019	2.496		600	(28)	(1)	0	(29)
BRC	France Government International Bond	0.250	03/20/2020	0.237		300	(2)	2	0	0
	Greece Government International Bond	1.000	06/20/2016	28.406		200	(11)	(26)	0	(37)
	Indonesia Government International Bond	1.000	09/20/2019	2.124		800	(10)	(23)	0	(33)
	Russia Government International Bond	1.000	09/20/2016	2.424		800	(11)	0	0	(11)
	South Africa Government International Bond	1.000	12/20/2019	2.650		3,700	(152)	(87)	0	(239)
CBK	France Government International Bond	0.250	03/20/2020	0.237		400	(4)	4	0	0
	France Government International Bond	0.250	06/20/2020	0.256		100	(1)	1	0	0
	South Africa Government International Bond	1.000	03/20/2019	2.496		400	(18)	(2)	0	(20)
DUB	Indonesia Government International Bond	1.000	12/20/2019	2.212		500	(10)	(14)	0	(24)
FBF	Export-Import Bank of China	1.000	12/20/2016	0.575		100	(10)	11	1	0
GST	Brazil Government International Bond	1.000	12/20/2019	4.714		1,100	(31)	(121)	0	(152)
	France Government International Bond	0.250	03/20/2020	0.237		2,000	(18)	19	1	0
	France Government International Bond	0.250	06/20/2020	0.256		300	(2)	2	0	0
	Greece Government International Bond	1.000	12/20/2015	36.531	EUR	500	(24)	(45)	0	(69)
	Greece Government International Bond	1.000	12/20/2016	23.368		$200	(15)	(33)	0	(48)
	Indonesia Government International Bond	1.000	12/20/2019	2.212		900	(17)	(26)	0	(43)
HUS	Brazil Government International Bond	1.000	09/20/2019	4.686		300	(3)	(36)	0	(39)
	France Government International Bond	0.250	03/20/2020	0.237		300	(2)	2	0	0
	Russia Government International Bond	1.000	09/20/2016	2.424		800	(9)	(2)	0	(11)
JPM	France Government International Bond	0.250	03/20/2020	0.237		800	(6)	7	1	0
	France Government International Bond	0.250	06/20/2020	0.256		200	(1)	1	0	0
	Indonesia Government International Bond	1.000	09/20/2019	2.124		400	(5)	(12)	0	(17)
	Russia Gvernment International Bond	1.000	09/20/2016	2.424		700	(10)	1	0	(9)
MYC	Brazil Government International Bond	1.000	03/20/2019	4.615		2,000	(75)	(152)	0	(227)
	Export-Import Bank of China	1.000	09/20/2016	0.561		100	(3)	3	0	0
	France Government International Bond	0.250	03/20/2020	0.237		300	(2)	2	0	0
UAG	Export-Import Bank of China	1.000	06/20/2016	0.537		200	(4)	5	1	0

							$(702)	$(1,070)	$5	$(1,777)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019	EUR	200	$7	$(1)	$6	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	8,900	$9,846	$(20)	$246	$226	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		700	764	1	28	29	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		5,963	6,511	68	168	236	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		3,900	4,368	16	29	45	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		4,020	4,382	46	125	171	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		4,400	4,898	58	24	82	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		900	1,008	3	8	11	0

							$172	$628	$800	$0

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	200	$3	$16	$19	$0
BRC	Pay	3-Month ZAR-JIBAR	7.500	09/17/2019	ZAR	15,000	(3)	(2)	0	(5)
CBK	Pay	1-Month GBP-UKRPI	3.495	05/15/2045	GBP	100	0	7	7	0
GLM	Pay	1-Month GBP-UKRPI	3.310	05/15/2030		200	0	8	8	0
	Pay	1-Month GBP-UKRPI	3.311	05/15/2030		200	0	8	8	0
	Pay	1-Month GBP-UKRPI	3.313	05/15/2030		200	0	8	8	0
	Pay	1-Month GBP-UKRPI	3.543	05/15/2045		100	0	10	10	0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	4,200	(1)	(7)	0	(8)
MYC	Pay	1-Month GBP-UKRPI	3.535	05/15/2045	GBP	350	3	30	33	0

							$2	$78	$93	$(13)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$5	$0	$1	$1	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	3	0	1	1	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	3	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	3	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	2	0	1	1	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	2	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	3	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	3	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	5	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	3	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	4	0	(2)	0	(2)

						$0	$12	$15	$(3)

Total Swap Agreements						$(520)	$(352)	$921	$(1,793)

(j)	Securities with an aggregate market value of $2,622 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$98	$0	$98
Belgium
Corporate Bonds & Notes	0	1,972	0	1,972
Brazil
Corporate Bonds & Notes	0	1,417	0	1,417
Sovereign Issues	0	6,367	0	6,367
Canada
Mortgage-Backed Securities	0	512	0	512
Sovereign Issues	0	8,301	0	8,301
Cayman Islands
Asset-Backed Securities	0	600	0	600
Convertible Bonds & Notes	0	199	0	199
Corporate Bonds & Notes	0	654	0	654
Czech Republic
Sovereign Issues	0	1,092	0	1,092
Denmark
Corporate Bonds & Notes	0	18,745	0	18,745
France
Corporate Bonds & Notes	0	3,829	0	3,829
Sovereign Issues	0	6,108	0	6,108
Germany
Corporate Bonds & Notes	0	1,076	0	1,076
Sovereign Issues	0	7,201	0	7,201
Greece
Corporate Bonds & Notes	0	850	0	850
Sovereign Issues	0	225	0	225
Hong Kong
Corporate Bonds & Notes	0	1,213	0	1,213
Indonesia
Sovereign Issues	0	2,974	0	2,974
Ireland
Asset-Backed Securities	0	397	0	397
Corporate Bonds & Notes	0	3,648	0	3,648
Mortgage-Backed Securities	0	420	0	420
Italy
Asset-Backed Securities	0	239	0	239
Corporate Bonds & Notes	0	709	0	709
Mortgage-Backed Securities	0	2,668	0	2,668
Sovereign Issues	0	13,863	0	13,863
Japan
Corporate Bonds & Notes	0	199	0	199
Luxembourg
Corporate Bonds & Notes	0	1,322	0	1,322
Malaysia
Sovereign Issues	0	449	0	449
Mexico
Corporate Bonds & Notes	0	976	0	976
Sovereign Issues	0	648	0	648
Netherlands
Asset-Backed Securities	0	1,149	0	1,149
Corporate Bonds & Notes	1,583	7,356	0	8,939
Norway
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	149	0	149
Poland
Sovereign Issues	0	845	0	845
Portugal
Corporate Bonds & Notes	0	841	0	841
Slovenia
Sovereign Issues	0	6,821	0	6,821
South Africa
Sovereign Issues	0	496	0	496
South Korea
Sovereign Issues	0	1,469	0	1,469
Spain
Asset-Backed Securities	0	490	0	490
Corporate Bonds & Notes	0	871	0	871
Sovereign Issues	0	7,689	0	7,689
Sweden
Corporate Bonds & Notes	0	799	0	799
Sovereign Issues	0	1,114	0	1,114
Switzerland
Corporate Bonds & Notes	0	4,488	0	4,488
United Kingdom
Bank Loan Obligations	0	665	0	665
Corporate Bonds & Notes	0	13,574	0	13,574
Mortgage-Backed Securities	0	7,291	0	7,291
Sovereign Issues	0	8,487	0	8,487
United States
Asset-Backed Securities	0	13,892	0	13,892
Corporate Bonds & Notes	0	9,609	0	9,609
Mortgage-Backed Securities	0	5,203	0	5,203
U.S. Government Agencies	0	8,617	0	8,617
U.S. Treasury Obligations	0	27,608	0	27,608
Virgin Islands (British)
Corporate Bonds & Notes	0	201	0	201
Short-Term Instruments
Certificates of Deposit	0	1,402	0	1,402
Repurchase Agreements	0	481	0	481
Short-Term Notes	0	1,522	0	1,522
U.S. Treasury Bills	0	796	0	796
	$1,583	$223,096	$0	$224,679

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,674	$0	$0	$1,674

Total Investments	$3,257	$223,096	$0	$226,353

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,771)	$0	$(4,771)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	42	161	0	203
Over the counter	0	7,229	0	7,229
	$42	$7,390	$0	$7,432

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(48)	(142)	0	(190)
Over the counter	0	(6,209)	0	(6,209)
	$(48)	$(6,351)	$0	$(6,399)

Totals	$3,251	$219,364	$0	$222,615

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.8%
AUSTRALIA 0.5%
MORTGAGE-BACKED SECURITIES 0.1%
Puma Global Trust
0.473% due 02/21/2038		$79	$79
Torrens Trust
2.470% due 10/19/2038	AUD	117	82

			161

SOVEREIGN ISSUES 0.4%
New South Wales Treasury Corp.
4.000% due 05/20/2026		600	459
Queensland Treasury Corp.
4.250% due 07/21/2023		800	611

			1,070

Total Australia (Cost $1,520)			1,231

BERMUDA 1.2%
BANK LOAN OBLIGATIONS 1.2%
Rise Ltd.
4.750% due 01/31/2021		$2,973	3,061

Total Bermuda (Cost $2,991)			3,061

BRAZIL 2.1%
CORPORATE BONDS & NOTES 0.7%
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$200	199
Banco Votorantim S.A.
5.250% due 02/11/2016		100	100
CSN Islands Corp.
6.875% due 09/21/2019		200	95
Petrobras Global Finance BV
3.214% due 03/17/2020		1,100	756
4.875% due 03/17/2020		1,000	735

			1,885

SOVEREIGN ISSUES 1.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	5,900	1,206
10.000% due 01/01/2025		12,900	2,385

			3,591

Total Brazil (Cost $7,996)			5,476

CANADA 1.1%
MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.044% due 07/01/2020	CAD	885	658

SOVEREIGN ISSUES 0.8%
Province of Ontario
3.450% due 06/02/2045		400	307
3.500% due 06/02/2024		2,200	1,806

			2,113

Total Canada (Cost $3,144)			2,771

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
Gallatin CLO Ltd.
1.559% due 07/15/2023		$800	799
Golden Knight CDO Ltd.
0.529% due 04/15/2019		110	110

Octagon Investment Partners Ltd.
1.574% due 05/05/2023		760	759

Total Cayman Islands (Cost $1,669)			1,668

CYPRUS 0.4%
SOVEREIGN ISSUES 0.4%
Cyprus Government International Bond
3.750% due 11/01/2015	EUR	1,000	1,117

Total Cyprus (Cost $1,095)			1,117

DENMARK 7.0%
CORPORATE BONDS & NOTES 7.0%
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2016	DKK	13,000	1,970
Nykredit Realkredit A/S
1.000% due 07/01/2016		18,700	2,824
1.000% due 10/01/2016		28,400	4,295
2.000% due 10/01/2015		13,800	2,067
2.000% due 04/01/2016		14,800	2,239
3.000% due 10/01/2047		9,400	1,391
Realkredit Danmark A/S
1.000% due 04/01/2016		12,700	1,913
2.000% due 01/01/2016		6,900	1,039
3.000% due 10/01/2047		3,500	518

Total Denmark (Cost $18,163)			18,256

FRANCE 5.4%
SOVEREIGN ISSUES 5.4%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$1,700	1,844
France Government International Bond
0.250% due 07/25/2024 (b)	EUR	1,875	2,203
1.750% due 11/25/2024		400	484
3.250% due 05/25/2045		1,600	2,341
4.500% due 04/25/2041		4,100	7,143

Total France (Cost $14,136)			14,015

GERMANY 3.4%
CORPORATE BONDS & NOTES 2.0%
FMS Wertmanagement AoeR
2.750% due 06/03/2016	EUR	3,600	4,101
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	151
5.375% due 04/23/2024	NZD	500	355
Symrise AG
4.125% due 10/25/2017	EUR	600	714

			5,321

SOVEREIGN ISSUES 1.4%
Free State of Bavaria
3.500% due 01/27/2016		749	846
Republic of Germany
4.250% due 07/04/2039		800	1,449
State of Berlin
3.000% due 03/29/2016		1,100	1,248

			3,543

Total Germany (Cost $10,047)			8,864

GREECE 0.4%
CORPORATE BONDS & NOTES 0.1%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	300	310

SOVEREIGN ISSUES 0.3%
Republic of Greece Government International Bond
5.000% due 08/22/2016	JPY	90,000	683

Total Greece (Cost $1,229)			993

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$336	351

Total Guernsey, Channel Islands (Cost $336)			351

IRELAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	200	233
4.875% due 05/21/2019		700	912
5.125% due 03/16/2037		$900	1,145
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	825

Total Ireland (Cost $3,374)			3,115

ITALY 11.8%
CORPORATE BONDS & NOTES 0.6%
Banca Carige SpA
3.875% due 10/24/2018	EUR	1,200	1,467

			1,467

MORTGAGE-BACKED SECURITIES 0.5%
Casa D’este Finance SRL
0.312% due 09/15/2040		331	363
Claris SRL
0.412% due 10/31/2060		955	1,042

			1,405

SOVEREIGN ISSUES 10.7%
Italy Buoni Poliennali Del Tesoro
3.250% due 09/01/2046		100	122
3.750% due 09/01/2024		4,600	6,027
4.000% due 02/01/2037		4,200	5,769
4.500% due 05/01/2023		2,150	2,931
4.500% due 03/01/2024		1,000	1,372
4.750% due 08/01/2023		6,100	8,466
5.000% due 03/01/2025		800	1,150
5.000% due 09/01/2040		900	1,416
5.500% due 11/01/2022		450	643

			27,896

Total Italy (Cost $32,253)			30,768

JAPAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$300	298

Total Japan (Cost $300)			298

MEXICO 0.2%
SOVEREIGN ISSUES 0.2%
Mexico Government International Bond
8.000% due 06/11/2020	MXN	7,000	464

Total Mexico (Cost $474)			464

NETHERLANDS 1.0%
ASSET-BACKED SECURITIES 0.1%
Panther CDO BV
0.364% due 10/15/2084	EUR	343	366

CORPORATE BONDS & NOTES 0.9%
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)		2,100	2,432

Total Netherlands (Cost $3,334)			2,798

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.5%
Eksportfinans ASA
2.375% due 05/25/2016		$200	200
5.500% due 05/25/2016		500	511
5.500% due 06/26/2017		600	633

			1,344

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,600	216

Total Norway (Cost $1,543)			1,560

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	400	416
5.000% due 05/14/2019		600	629

Total Portugal (Cost $1,235)			1,045

SLOVENIA 2.9%
SOVEREIGN ISSUES 2.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,100	1,163
4.125% due 01/26/2020	EUR	4,600	5,912
5.850% due 05/10/2023		$500	574

Total Slovenia (Cost $8,056)			7,649

SOUTH KOREA 0.4%
SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
6.460% due 02/27/2017	MXN	5,000	299
Republic of Korea
7.125% due 04/16/2019		$700	828

Total South Korea (Cost $1,157)			1,127

SPAIN 3.9%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (c)	EUR	400	430
BPE Financiaciones S.A.
2.875% due 05/19/2016		100	113

			543

SOVEREIGN ISSUES 3.7%
Autonomous Community of Catalonia
4.950% due 02/11/2020		1,000	1,199
Autonomous Community of Madrid
4.688% due 03/12/2020		500	644
Spain Government International Bond
2.150% due 10/31/2025		750	858
2.750% due 10/31/2024		3,750	4,522
3.800% due 04/30/2024		800	1,040
5.150% due 10/31/2044		800	1,265

			9,528

Total Spain (Cost $10,431)			10,071

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
European Investment Bank
0.500% due 07/21/2023	AUD	600	332
6.500% due 08/07/2019		900	723

Total Supranational (Cost $1,166)			1,055

SWITZERLAND 0.9%
CORPORATE BONDS & NOTES 0.9%
UBS AG
4.750% due 05/22/2023		$1,400	1,409
5.125% due 05/15/2024		1,000	985

Total Switzerland (Cost $2,482)			2,394

UNITED ARAB EMIRATES 0.6%
SOVEREIGN ISSUES 0.6%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,400	1,650

Total United Arab Emirates (Cost $1,469)			1,650

UNITED KINGDOM 6.7%
CORPORATE BONDS & NOTES 2.6%
Barclays Bank PLC
7.750% due 04/10/2023		$400	429
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	200	219
HBOS PLC
1.032% due 09/06/2017		$700	696
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	600	1,095
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$2,600	2,839
Tesco PLC
6.125% due 02/24/2022	GBP	950	1,534

			6,812

SOVEREIGN ISSUES 4.1%
United Kingdom Gilt
2.750% due 09/07/2024		300	495
3.250% due 01/22/2044		2,100	3,676
3.500% due 01/22/2045		2,100	3,848
4.250% due 12/07/2040		1,300	2,632

			10,651

Total United Kingdom (Cost $17,430)			17,463

UNITED STATES 34.7%
ASSET-BACKED SECURITIES 3.2%
Amortizing Residential Collateral Trust
0.774% due 07/25/2032		$1	1
0.894% due 10/25/2031		1	1
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,431	1,596
Countrywide Asset-Backed Certificates
0.594% due 08/25/2034		154	147
Countrywide Asset-Backed Certificates Trust
0.644% due 04/25/2036		1,000	881
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036		23	13
EMC Mortgage Loan Trust
0.649% due 05/25/2043		337	331
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		176	100
JPMorgan Mortgage Acquisition Trust
0.474% due 03/25/2047		1,632	902
Morgan Stanley ABS Capital, Inc. Trust
0.304% due 03/25/2037		1,265	645
0.444% due 08/25/2036		3,061	1,930
0.994% due 07/25/2037		706	692
NovaStar Mortgage Funding Trust
0.324% due 03/25/2037		1,084	707
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037		480	268
SACO, Inc.
0.594% due 04/25/2035		9	8
Securitized Asset-Backed Receivables LLC Trust
0.244% due 12/25/2036		9	5

Structured Asset Securities Corp. Mortgage Loan Trust
1.699% due 04/25/2035	17	16
Washington Mutual Asset-Backed Certificates Trust
0.254% due 10/25/2036	47	24

		8,268

CORPORATE BONDS & NOTES 3.3%
Ally Financial, Inc.
3.600% due 05/21/2018	1,100	1,089
Bank of America Corp.
5.750% due 12/01/2017	200	216
Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,000	1,120
BellSouth Corp.
4.821% due 04/26/2021	800	817
CCO Safari LLC
4.464% due 07/23/2022	900	901
6.384% due 10/23/2035	700	710
Chesapeake Energy Corp.
3.539% due 04/15/2019	100	71
Citigroup, Inc.
0.985% due 04/27/2018	700	698
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	520	551
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018	683	718
International Lease Finance Corp.
5.750% due 05/15/2016	500	508
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	100	111
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	800	85
SABMiller Holdings, Inc.
4.950% due 01/15/2042	400	408
Southwestern Energy Co.
7.500% due 02/01/2018	100	107
UAL Pass-Through Trust
10.400% due 05/01/2018	351	377

		8,487

MORTGAGE-BACKED SECURITIES 9.9%
Adjustable Rate Mortgage Trust
2.763% due 09/25/2035	24	21
American Home Mortgage Assets Trust
0.384% due 05/25/2046 ^	355	262
0.404% due 10/25/2046	577	388
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	1,144	981
Banc of America Funding Trust
2.693% due 02/20/2036	362	360
3.000% due 10/20/2046 ^	143	108
5.500% due 01/25/2036	529	556
BCAP LLC Trust
0.364% due 01/25/2037 ^	327	264
5.250% due 04/26/2037	1,516	1,407
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	93	94
2.459% due 05/25/2034	12	12
2.515% due 03/25/2035	31	31
2.531% due 10/25/2033	14	15
2.564% due 08/25/2033	16	16
2.655% due 05/25/2034	46	45
2.795% due 05/25/2047 ^	416	374
3.182% due 11/25/2034	10	10
Bear Stearns ALT-A Trust
2.655% due 11/25/2035 ^	179	135
2.697% due 09/25/2035	157	134
2.838% due 08/25/2036 ^	244	184
Bear Stearns Structured Products, Inc. Trust
2.641% due 12/26/2046	134	101
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.374% due 07/25/2036	85	77
Citigroup Commercial Mortgage Trust
0.957% due 06/15/2033	1,600	1,590
5.899% due 12/10/2049	400	401
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035	50	50
2.570% due 10/25/2035 ^	1,238	1,229
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.385% due 09/25/2035 ^	754	653
Countrywide Alternative Loan Trust
0.364% due 01/25/2037 ^	523	506
0.396% due 02/20/2047 ^	282	210

0.411% due 12/20/2046	574	429
0.426% due 03/20/2046	174	139
0.426% due 07/20/2046 ^	348	263
0.474% due 02/25/2037	219	176
0.544% due 05/25/2037 ^	89	55
1.643% due 11/25/2035	41	33
2.183% due 11/25/2035	41	34
4.979% due 11/25/2035 ^	347	282
5.250% due 06/25/2035 ^	30	27
6.000% due 04/25/2037 ^	74	55
6.000% due 02/25/2047	803	707
6.250% due 08/25/2037 ^	41	35
6.500% due 06/25/2036 ^	200	164
Countrywide Home Loan Mortgage Pass-Through Trust
0.424% due 05/25/2035	97	82
0.484% due 04/25/2035	28	23
0.514% due 03/25/2035	119	95
0.524% due 02/25/2035	10	9
0.794% due 03/25/2035	533	483
0.954% due 09/25/2034	10	10
2.330% due 02/20/2036	514	448
2.448% due 11/25/2034	25	24
2.610% due 05/25/2047	148	127
2.745% due 11/19/2033	19	19
2.766% due 08/25/2034 ^	7	6
5.500% due 10/25/2035	137	133
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	143	86
Credit Suisse First Boston Mortgage Securities Corp.
2.580% due 08/25/2033	22	22
6.500% due 04/25/2033	1	1
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	380	319
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	1	1
GreenPoint Mortgage Funding Trust
0.464% due 11/25/2045	12	10
GSR Mortgage Loan Trust
1.860% due 03/25/2033	11	11
2.334% due 06/25/2034	6	5
2.702% due 09/25/2035	282	284
HarborView Mortgage Loan Trust
0.956% due 02/19/2034	1	1
1.049% due 12/19/2036 ^	180	151
2.583% due 05/19/2033	23	23
IndyMac Mortgage Loan Trust
2.574% due 09/25/2035 ^	296	254
JPMorgan Mortgage Trust
1.993% due 11/25/2033	12	12
2.617% due 01/25/2037	377	333
2.620% due 07/25/2035	140	143
2.672% due 02/25/2035	11	11
2.686% due 07/25/2035	165	165
Luminent Mortgage Trust
0.434% due 04/25/2036	642	423
MASTR Adjustable Rate Mortgages Trust
2.511% due 05/25/2034	806	785
MASTR Alternative Loan Trust
0.594% due 03/25/2036	54	13
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030	9	9
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036	136	126
0.444% due 08/25/2036	14	13
2.182% due 02/25/2033	17	16
2.481% due 02/25/2036	99	97
Merrill Lynch Mortgage-Backed Securities Trust
2.916% due 04/25/2037 ^	12	11
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.433% due 10/25/2035	25	24
Residential Accredit Loans, Inc. Trust
0.344% due 02/25/2047	176	100
0.374% due 06/25/2046	467	206
0.404% due 04/25/2046	197	103
6.000% due 12/25/2036 ^	608	506
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	169	158
RiverView HECM Trust
0.254% due 07/25/2047	1,127	1,063
Structured Adjustable Rate Mortgage Loan Trust
2.513% due 04/25/2034	38	39
2.560% due 02/25/2034	16	16
2.737% due 09/25/2034	39	39
Structured Asset Mortgage Investments Trust
0.384% due 07/25/2046	551	438
0.404% due 05/25/2046	120	95

0.414% due 05/25/2036	553	417
0.414% due 09/25/2047	551	443
0.466% due 07/19/2035	288	280
0.474% due 02/25/2036	638	521
0.796% due 07/19/2034	4	4
0.916% due 03/19/2034	7	7
Suntrust Alternative Loan Trust
0.844% due 12/25/2035 ^	1,304	1,014
WaMu Mortgage Pass-Through Certificates Trust
0.464% due 12/25/2045	62	60
0.504% due 01/25/2045	9	9
0.514% due 01/25/2045	9	9
0.899% due 02/25/2047 ^	478	385
1.583% due 08/25/2042	6	6
1.798% due 01/25/2037 ^	36	31
2.026% due 12/25/2036 ^	7	6
2.159% due 07/25/2046	223	202
2.233% due 06/25/2037 ^	93	81
2.290% due 12/25/2036 ^	55	50
2.385% due 02/25/2033	130	129
2.433% due 03/25/2034	38	39
2.560% due 06/25/2033	12	13
Washington Mutual Mortgage Pass-Through Certificates Trust
1.139% due 07/25/2046 ^	69	44
6.000% due 06/25/2037 ^	1,407	1,237
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	532	486
Wells Fargo Mortgage-Backed Securities Trust
2.696% due 04/25/2036	23	23

		25,680

MUNICIPAL BONDS & NOTES 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,180	1,906

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.124% due 03/15/2017	500	11
2.174% due 01/16/2018	3,100	70

		81

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
0.314% due 03/25/2034	$9	9
0.344% due 08/25/2034	5	5
0.559% due 01/25/2017	571	571
1.880% due 10/01/2034	3	3
2.004% due 12/01/2034	7	8
2.552% due 11/01/2034	52	56
3.000% due 08/01/2042 - 08/01/2043	327	333
3.500% due 11/01/2045	400	417
4.500% due 10/01/2045	400	434
5.500% due 05/01/2047	27	29
6.000% due 07/25/2044	30	34
Freddie Mac
0.474% due 09/25/2031	25	24
1.383% due 10/25/2044	53	55
2.432% due 04/01/2037	64	68
2.457% due 02/01/2029	5	5
6.000% due 04/15/2036	505	574
Ginnie Mae
1.625% due 11/20/2024	2	2
6.000% due 09/20/2038	20	21

		2,648

U.S. TREASURY OBLIGATIONS 16.6%
U.S. Treasury Bonds
1.750% due 05/15/2023	100	99
2.500% due 05/15/2024 (h)	200	209
2.875% due 08/15/2045	1,000	1,000
3.000% due 05/15/2045	800	820
3.125% due 02/15/2042	400	421
4.250% due 05/15/2039	100	126

4.375% due 05/15/2040	200	257
5.250% due 02/15/2029	400	537
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2024	2,111	2,018
0.250% due 01/15/2025	9,169	8,803
1.750% due 01/15/2028	2,278	2,523
2.000% due 01/15/2026	1,455	1,635
2.375% due 01/15/2025	506	584
2.500% due 01/15/2029	1,656	1,991
3.875% due 04/15/2029	377	521
U.S. Treasury Notes
2.125% due 01/31/2021 (f)(h)	8,900	9,187
2.375% due 12/31/2020 (f)	12,100	12,654

		43,385

Total United States (Cost $87,102)		90,455

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$100	100

Total Virgin Islands (British) (Cost $104)		100

SHORT-TERM INSTRUMENTS 7.8%
CERTIFICATES OF DEPOSIT 0.7%
Intesa Sanpaolo SpA
1.666% due 04/11/2016	$1,700	1,703

REPURCHASE AGREEMENTS (d) 0.2%		591

SHORT-TERM NOTES 6.8%
Fannie Mae
0.264% due 02/02/2016 - 02/17/2016	3,400	3,398
Federal Home Loan Bank
0.137% due 01/19/2016	400	400
0.183% due 01/25/2016	800	800
0.193% due 01/22/2016 - 02/08/2016	2,900	2,898
0.200% due 01/27/2016	1,600	1,599
0.213% due 01/27/2016	400	400
0.238% due 01/14/2016	300	300
0.244% due 01/25/2016 - 01/26/2016	5,200	5,198
0.254% due 01/11/2016	1,400	1,399
Freddie Mac
0.183% due 02/03/2016	600	600
0.254% due 01/27/2016	600	600

		17,592

U.S. TREASURY BILLS 0.1%
0.092% due 01/07/2016 (h)	211	211

Total Short-Term Instruments (Cost $20,089)		20,097

Total Investments in Securities (Cost $254,325)		249,912

Total Investments 95.8% (Cost $254,325)		$249,912
Financial Derivative Instruments (e)(g) 1.2% (Cost or Premiums, net $(206))		3,125
Other Assets and Liabilities, net 3.0%		7,727

Net Assets 100.0%		$260,764

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$591	U.S. Treasury Notes 1.875% due 06/30/2020	$(606)	$591	$591

Total Repurchase Agreements						$(606)	$591	$591

(1)	Includes accrued interest.

The average amount of borrowing outstanding during the period ended September 30, 2015 was $95 at a weighted average interest rate of 0.203%.

Short Sales:

Short Sales on U.S. Government Agencies*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2045	$100	$(106)	$(107)
Fannie Mae	4.500	10/01/2045	6,000	(6,488)	(6,506)
Fannie Mae	5.500	10/01/2045	22,000	(24,587)	(24,578)

Total Short Sales				$(31,181)	$(31,191)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$107.500	11/20/2015	150	$1	$3

Total Purchased Options				$1	$3

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	12	$(17)	$0	$0
90-Day Eurodollar June Futures	Short	06/2016	1	(1)	0	0
90-Day Eurodollar March Futures	Short	03/2017	9	(14)	0	0
90-Day Eurodollar September Futures	Short	09/2016	10	(13)	0	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	19	1	1	0
Canada Government 10-Year Bond December Futures	Short	12/2015	27	31	6	(4)
Euro-Bobl December Futures	Long	12/2015	167	42	5	(2)
Euro-BTP Italy Government Bond December Futures	Short	12/2015	16	(5)	0	(6)
Euro-Bund 10-Year Bond December Futures	Long	12/2015	41	58	9	0
Euro-Buxl 30-Year Bond December Futures	Long	12/2015	12	68	4	(3)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2015	13	48	5	0
Euro-Schatz December Futures	Long	12/2015	51	3	0	(1)
Japan Government 10-Year Bond December Futures	Short	12/2015	2	1	1	0
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond December Futures	Long	11/2015	106	0	0	0
Put Options Strike @ EUR 128.250 on Euro-Bobl 10-Year Bond December Futures	Short	10/2015	22	5	1	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	93	12	0	(3)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	723	968	0	(58)
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2015	1	3	1	0
United Kingdom Long Gilt December Futures	Long	12/2015	28	44	11	(5)

Total Futures Contracts				$1,234	$44	$(82)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-25 5-Year Index	(5.000% )	12/20/2020		$100	$0	$0	$0	$0
CDX.IG-24 5-Year Index	(1.000)	06/20/2020		5,700	(30)	55	0	0
iTraxx Europe 23 5-Year Index	(1.000)	06/20/2020	EUR	13,400	(111)	31	0	(4)

					$(141)	$86	$0	$(4)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	1.013%	01/23/2025	SEK	700	$(1)	$(1)	$0	$0
Pay	3-Month SEK-LIBOR	1.023	01/23/2025		600	(1)	(1)	0	0
Pay	3-Month SEK-LIBOR	1.033	01/23/2025		600	(1)	(1)	0	0
Pay	3-Month SEK-LIBOR	1.036	01/23/2025		700	(1)	(1)	0	0
Pay	3-Month SEK-LIBOR	1.080	01/26/2025		1,400	(2)	(2)	0	0
Pay	3-Month SEK-LIBOR	1.085	01/26/2025		1,600	(2)	(2)	0	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$139,700	(695)	(644)	21	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		65,300	(2,068)	(2,304)	32	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		18,200	(727)	(772)	13	0
Pay	3-Month USD-LIBOR	2.500	12/16/2035		4,800	23	366	0	(11)
Pay	3-Month USD-LIBOR	2.750	12/16/2045		5,600	224	443	0	(18)
Pay	6-Month AUD-BBR-BBSW	4.000	06/18/2019	AUD	2,600	126	12	6	0
Pay	6-Month EUR-EURIBOR	0.500	03/16/2021	EUR	12,000	38	86	11	0
Pay	6-Month EUR-EURIBOR	3.250	09/21/2021		3,800	569	514	4	0
Pay	6-Month EUR-EURIBOR	2.500	03/21/2023		16,100	1,360	1,480	19	0
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026		13,900	80	(80)	0	(33)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		8,200	132	174	0	(41)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018	GBP	6,100	(75)	(24)	0	(2)
Receive	6-Month GBP-LIBOR	1.750	09/16/2018		9,200	(129)	(137)	0	(5)
Pay	6-Month GBP-LIBOR	1.750	03/16/2021		5,100	77	36	12	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026		1,400	(19)	(40)	0	(9)
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		2,400	(132)	(127)	0	(43)
Pay	6-Month JPY-LIBOR	0.150	03/22/2018	JPY	4,110,000	26	14	0	(1)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		2,330,000	(289)	(114)	8	0
Pay	6-Month JPY-LIBOR	0.750	12/20/2024		1,440,000	336	102	0	(13)
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		2,890,000	2,009	2,070	0	(57)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		240,000	53	14	0	(5)
Pay	6-Month JPY-LIBOR	1.500	12/20/2044		220,000	72	77	0	(4)
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	88,000	26	14	1	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		65,500	(16)	8	9	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		67,700	55	30	13	0

						$1,048	$1,190	$149	$(242)

Total Swap Agreements						$907	$1,276	$149	$(246)

(f)	Securities with an aggregate market value of $6,070 and cash of $1,688 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(4)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015	BRL	3,209		$877	$68	$0
	10/2015	KRW	1,221,231		1,029	0	(1)
	10/2015	$	808	BRL	3,209	2	0
	04/2016	DKK	6,359		$943	0	(14)
	07/2016		18,891		2,853	3	0
BPS	10/2015		12,349		1,878	29	0
	10/2015	$	1,098	TWD	35,634	0	(20)
	11/2015	DKK	1,880		$282	0	0
	11/2015	$	1,272	CNY	8,215	15	0
	12/2015	MXN	25,346		$1,489	0	(1)
	09/2016	CNY	8,215		1,243	0	(12)
BRC	10/2015	$	1,244	KRW	1,473,867	1	(2)
	10/2015		347	MYR	1,462	0	(14)
	11/2015	CNY	788		$120	0	(3)
	09/2016		1,982		298	0	(5)
CBK	10/2015	AUD	764		540	4	0
	10/2015	EUR	1,422		1,588	0	(1)
	10/2015	$	1,384	SGD	1,984	9	0
	11/2015	GBP	1,220		$1,901	55	0
	11/2015	$	703	BRL	2,898	20	0
	11/2015		336	JPY	40,300	0	0
	12/2015	SGD	1,984		$1,380	0	(11)
	05/2016	BRL	5,993		1,716	304	0
	09/2016	CNY	991		149	0	(2)
DUB	10/2015	BRL	24,248		6,576	474	(15)
	10/2015	$	6,147	BRL	24,248	11	(42)
	11/2015		2,930		11,777	12	(4)
	12/2015	MXN	13,904		$820	3	0
	12/2015	$	308	MXN	5,231	0	0
	04/2016	BRL	5,833		$1,714	328	0
	04/2016	$	500	CNY	2,965	0	(43)
FBF	10/2015	BRL	995		$240	0	(11)
	10/2015	JPY	136,300		1,136	0	0
	10/2015	MYR	1,913		489	54	0
	10/2015	SGD	965		686	8	0
	10/2015	$	250	BRL	995	1	0
	11/2015	CNY	1,771		$273	0	(4)
	12/2015	$	1,059	MXN	18,249	14	0
GLM	10/2015	BRL	7,400		$2,794	927	0
	10/2015	$	1,863	BRL	7,400	4	0
	10/2015		1,196	EUR	1,059	0	(13)
	10/2015		820	INR	53,931	1	0
	10/2015		2,678	JPY	322,800	13	0
	11/2015	NOK	1,845		$224	7	0
	11/2015	$	10,245	GBP	6,568	0	(311)
	11/2015		1,803	JPY	216,700	5	0
	11/2015		1,008	SEK	8,800	44	0
HUS	10/2015	BRL	779		$216	19	0
	10/2015	KRW	216,114		181	0	(1)
	10/2015	TWD	48,740		1,502	27	0
	10/2015	$	196	BRL	779	0	0
	10/2015		135	EUR	120	0	(1)
	10/2015		54,853	JPY	6,552,895	0	(230)
	10/2015		339	KRW	402,902	1	0
	10/2015		464	MYR	1,921	0	(26)
	10/2015		173	TWD	5,617	0	(3)
	11/2015	CNY	2,374		$366	0	(5)
	11/2015	$	767	CNY	4,933	5	0
	04/2016	DKK	28,413		$4,201	0	(74)
	09/2016	CNY	991		149	0	(2)
JPM	10/2015	AUD	2,503		1,752	0	(5)
	10/2015	BRL	33,413		8,410	0	(18)
	10/2015	DKK	857		131	2	0
	10/2015	EUR	1,200		1,374	33	0
	10/2015	KRW	2,500,912		2,139	31	0
	10/2015	MYR	9,905		2,371	115	0
	10/2015	NZD	1,502		954	0	(6)
	10/2015	SGD	1,879		1,361	41	0
	10/2015	TWD	30,573		937	12	0
	10/2015	$	8,966	BRL	33,413	85	(623)
	10/2015		1,251	CAD	1,649	0	(15)
	10/2015		4,294	DKK	28,499	6	(32)
	10/2015		1,575	EUR	1,393	0	(19)
	10/2015		321	KRW	381,573	1	0
	10/2015		971	NZD	1,546	18	0
	10/2015		607	SGD	860	0	(2)
	10/2015		611	THB	22,193	0	0
	11/2015	CNY	23,571		$3,651	0	(43)
	11/2015	DKK	10,915		1,645	9	0
	11/2015	EUR	3,528		3,964	20	0
	11/2015	$	2,378	CNY	15,356	29	0
	11/2015		1,163	EUR	1,037	0	(4)
	11/2015		2,740	INR	178,237	0	(42)
	01/2016	BRL	5,597		$1,900	533	0
	01/2016	DKK	2,591		396	7	0
	01/2016	$	1,540	DKK	10,225	0	(6)
	04/2016	CNY	13,826		$2,150	18	0
	04/2016	DKK	6,341		941	0	(13)
	04/2016	$	1,830	CNY	10,861	0	(155)
	09/2016	CNY	15,356		$2,323	0	(22)
	10/2016	DKK	28,499		4,340	34	(6)
MSB	10/2015	INR	12,164		185	0	0
	10/2015	JPY	6,739,395		56,115	0	(63)
	10/2015	$	560	INR	36,803	0	0
	10/2015		120	MYR	527	0	0
	11/2015		204	CNY	1,302	0	0
	11/2015		56,138	JPY	6,739,395	62	0
	01/2016	DKK	4,243		$649	12	0
	05/2016	BRL	19,674		5,584	947	0
SCX	10/2015	MYR	495		117	4	0
	10/2015	NZD	4,932		3,182	29	0
SOG	10/2015	$	1,591	DKK	10,285	0	(51)
UAG	10/2015	BRL	3,400		$1,319	461	0
	10/2015	CAD	843		636	4	0
	10/2015	DKK	868		132	2	0
	10/2015	MYR	2,708		669	52	0
	10/2015	PLN	862		225	0	(2)
	10/2015	THB	72,734		2,038	35	0
	10/2015	TWD	7,410		229	5	0
	10/2015	$	856	BRL	3,400	2	0
	10/2015		357	NZD	551	0	(5)
	11/2015	AUD	1,491		$1,047	2	0
	09/2016	CNY	4,933		746	0	(7)

Total Forward Foreign Currency Contracts						$5,079	$(2,010)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EUR versus USD		$1.090	12/04/2015	EUR	2,700	$44	$23
FBF	Call - OTC USD versus BRL	BRL	4.650	12/23/2015		$1,500	32	21
GLM	Put - OTC USD versus MXN	MXN	16.100	10/08/2015		1,500	13	0
JPM	Call - OTC USD versus JPY	JPY	149.600	11/25/2015		50,000	5	0

							$94	$44

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	5,700	$94	$66

Total Purchased Options								$188	$110

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.700%	12/16/2015	EUR	6,100	$(7)	$(3)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	0.900	12/16/2015		6,100	(24)	(43)
JPM	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.650	12/16/2015		7,100	(13)	(3)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	12/16/2015		7,100	(23)	(52)

							$(67)	$(101)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	117.500	10/06/2015		$1,350	$(8)	$(1)
CBK	Put - OTC EUR versus USD		$1.050	12/04/2015	EUR	2,700	(17)	(7)
	Call - OTC EUR versus USD		1.154	12/04/2015		2,700	(26)	(17)
FBF	Call - OTC USD versus BRL	BRL	5.000	12/23/2015		$1,500	(16)	(10)
GLM	Put - OTC USD versus MXN	MXN	15.750	10/08/2015		1,500	(5)	0
	Put - OTC USD versus MXN		15.900	10/08/2015		1,500	(8)	0
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		800	(9)	(7)
JPM	Call - OTC USD versus CNY		6.600	02/05/2016		740	(8)	(6)
UAG	Put - OTC USD versus JPY	JPY	117.500	10/06/2015		1,650	(10)	(1)

							$(107)	$(49)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	3,900	$(14)	$(2)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		3,900	(34)	(99)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564	11/26/2015		2,300	(94)	(92)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	12/10/2015	GBP	1,800	(13)	(19)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250	12/10/2015		1,800	(12)	(6)

								$(167)	$(218)

Total Written Options								$(341)	$(368)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	WPP Group PLC	(3.750%)	06/20/2017	0.266%	GBP	1,000	$0	$(93)	$0	$(93)
GST	UST, Inc.	(0.720)	03/20/2018	0.078		$1,000	0	(16)	0	(16)
MYC	SABMiller PLC	(1.000)	03/20/2020	0.609	EUR	600	(18)	6	0	(12)
	UBS AG	(1.000)	03/20/2017	1.108		$2,400	(4)	7	3	0
RYL	Cleveland Electric Illuminating Co.	(0.940)	06/20/2017	0.307		1,000	0	(11)	0	(11)
UAG	Mohawk Industries, Inc.	(1.550)	03/20/2016	0.076		1,000	0	(7)	0	(7)

							$(22)	$(114)	$3	$(139)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	France Government International Bond	0.250%	03/20/2020	0.237%		$1,500	$(11)	$12	$1	$0
	Springleaf Finance Corp.	(1.370)	12/20/2017	1.869		100	0	1	1	0
BRC	Brazil Government International Bond	1.000	03/20/2023	5.057		800	(43)	(143)	0	(186)
	France Government International Bond	0.250	03/20/2020	0.237		400	(3)	3	0	0
CBK	Brazil Government International Bond	1.000	03/20/2016	2.532		1,400	(13)	3	0	(10)
	France Government International Bond	0.250	03/20/2020	0.237		600	(5)	5	0	0
	France Government International Bond	0.250	06/20/2020	0.256		100	(1)	1	0	0
	Spain Government International Bond	1.000	03/20/2019	0.779		9,800	(175)	252	77	0
GST	Chesapeake Energy Corp.	5.000	06/20/2019	12.216		200	(13)	(26)	0	(39)
	France Government International Bond	0.250	03/20/2020	0.237		2,600	(24)	26	2	0
	France Government International Bond	0.250	06/20/2020	0.256		300	(2)	2	0	0
	Greece Government International Bond	1.000	12/20/2015	36.531	EUR	1,000	(51)	(88)	0	(139)
HUS	France Government International Bond	0.250	03/20/2020	0.237		$300	(2)	2	0	0
JPM	France Government International Bond	0.250	03/20/2020	0.237		1,100	(8)	9	1	0
	France Government International Bond	0.250	06/20/2020	0.256		200	(1)	1	0	0
	Russia Government International Bond	1.000	09/20/2016	2.424		1,000	(14)	0	0	(14)
MYC	Brazil Government International Bond	1.000	06/20/2019	4.653		1,000	(22)	(100)	0	(122)
	France Government International Bond	0.250	03/20/2020	0.237		400	(3)	3	0	0
	Spain Government International Bond	1.000	03/20/2019	0.779		1,200	(24)	33	9	0

							$(415)	$(4)	$91	$(510)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 23 5-Year Index	(1.000%)	06/20/2020	EUR	100	$3	$1	$4	$0
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000)	12/20/2019		2,000	81	(20)	61	0
GST	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	06/20/2020		400	14	2	16	0

						$98	$(17)	$81	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	5,600	$6,179	$(6)	$164	$158	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		930	1,014	1	37	38	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		9,900	10,811	123	269	392	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		8,300	9,296	31	66	97	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		3,220	3,510	77	60	137	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		7,000	7,792	92	38	130	0
GLM	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	200	265	(49)	(10)	0	(59)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	EUR	1,500	1,680	5	14	19	0

							$274	$638	$971	$(59)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	300	$3	$26	$29	$0
BPS	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	5,200	5	(115)	0	(110)
CBK	Pay	1-Month GBP-UKRPI	3.495	05/15/2045	GBP	150	0	10	10	0
GLM	Pay	1-Month GBP-UKRPI	3.310	05/15/2030		250	0	10	10	0
	Pay	1-Month GBP-UKRPI	3.311	05/15/2030		250	0	10	10	0
	Pay	1-Month GBP-UKRPI	3.313	05/15/2030		200	0	8	8	0
	Pay	1-Month GBP-UKRPI	3.543	05/15/2045		200	1	19	20	0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	5,700	(1)	(10)	0	(11)
MYC	Pay	1-Month GBP-UKRPI	3.535	05/15/2045	GBP	300	3	25	28	0

							$11	$(17)	$115	$(121)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$7	$0	$2	$2	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450	08/16/2016	3	0	1	1	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650	08/16/2016	3	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700	08/16/2016	4	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800	08/16/2016	3	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000	08/16/2016	3	0	3	3	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250	08/16/2016	3	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450	08/16/2016	3	0	2	2	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550	08/16/2016	7	0	3	3	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900	08/16/2016	4	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200	08/16/2016	6	0	(3)	0	(3)

						$0	$15	$19	$(4)

Total Swap Agreements						$(54)	$501	$1,280	$(833)

(h)	Securities with an aggregate market value of $1,391 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$161	$0	$161
Sovereign Issues	0	1,070	0	1,070
Bermuda
Bank Loan Obligations	0	0	3,061	3,061
Brazil
Corporate Bonds & Notes	0	1,885	0	1,885
Sovereign Issues	0	3,591	0	3,591
Canada
Mortgage-Backed Securities	0	658	0	658
Sovereign Issues	0	2,113	0	2,113
Cayman Islands
Asset-Backed Securities	0	1,668	0	1,668
Cyprus
Sovereign Issues	0	1,117	0	1,117
Denmark
Corporate Bonds & Notes	0	18,256	0	18,256
France
Sovereign Issues	0	14,015	0	14,015
Germany
Corporate Bonds & Notes	0	5,321	0	5,321
Sovereign Issues	0	3,543	0	3,543
Greece
Corporate Bonds & Notes	0	310	0	310
Sovereign Issues	0	683	0	683
Guernsey, Channel Islands
Corporate Bonds & Notes	0	351	0	351
Ireland
Corporate Bonds & Notes	0	3,115	0	3,115
Italy
Corporate Bonds & Notes	0	1,467	0	1,467
Mortgage-Backed Securities	0	1,405	0	1,405
Sovereign Issues	0	27,896	0	27,896
Japan
Corporate Bonds & Notes	0	298	0	298
Mexico
Sovereign Issues	0	464	0	464
Netherlands
Asset-Backed Securities	0	366	0	366
Corporate Bonds & Notes	0	2,432	0	2,432
Norway
Corporate Bonds & Notes	0	1,344	0	1,344
Sovereign Issues	0	216	0	216
Portugal
Corporate Bonds & Notes	0	1,045	0	1,045
Slovenia
Sovereign Issues	0	7,649	0	7,649
South Korea
Sovereign Issues	0	1,127	0	1,127
Spain
Corporate Bonds & Notes	0	543	0	543
Sovereign Issues	0	9,528	0	9,528
Supranational
Corporate Bonds & Notes	0	1,055	0	1,055
Switzerland
Corporate Bonds & Notes	0	2,394	0	2,394
United Arab Emirates
Sovereign Issues	0	1,650	0	1,650
United Kingdom
Corporate Bonds & Notes	0	6,812	0	6,812
Sovereign Issues	0	10,651	0	10,651
United States
Asset-Backed Securities	0	8,268	0	8,268
Corporate Bonds & Notes	0	8,487	0	8,487
Mortgage-Backed Securities	0	24,516	1,164	25,680
Municipal Bonds & Notes	0	1,906	0	1,906
Preferred Securities	81	0	0	81
U.S. Government Agencies	0	2,648	0	2,648
U.S. Treasury Obligations	0	43,385	0	43,385
Virgin Islands (British)
Corporate Bonds & Notes	0	100	0	100
Short-Term Instruments
Certificates of Deposit	0	1,703	0	1,703
Repurchase Agreements	0	591	0	591
Short-Term Notes	0	17,592	0	17,592
U.S. Treasury Bills	0	211	0	211

Total Investments	$81	$245,606	$4,225	$249,912

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(31,191)	$0	$(31,191)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	44	152	0	196
Over the counter	0	6,469	0	6,469
	$44	$6,621	$0	$6,665

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(82)	(246)	0	(328)
Over the counter	0	(3,211)	0	(3,211)

	$(82)	$(3,457)	$0	$(3,539)

Totals	$43	$217,579	$4,225	$221,847

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 12/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Bermuda
Bank Loan Obligations	$3,159	$0	$ (155)	$(2)	$(1)	$60	$0	$0	$3,061	$60
United States
Corporate Bonds & Notes	1,319	0	(159)	(6)	(2)	(57)	0	(1,095)	0	0
Mortgage-Backed Securities	1,420	0	(261)	1	7	(3)	0	0	1,164	(10)

Totals	$5,898	$0	$(575)	$(7)	$4	$0	$0	$(1,095)	$4,225	$50

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bermuda
Bank Loan Obligations	$3,061	Proxy Pricing	Base Price	101.25
United States
Mortgage-Backed Securities	1,063	Proxy Pricing	Base Price	94.30
	101	Third Party Vendor	Broker Quote	75.75

Total	$4,225

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

September 30, 2015 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (c) 0.1%		$481

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.4%
0.165% due 01/14/2016 - 02/04/2016 (a)(e)	$2,115	2,115

Total Short-Term Instruments (Cost $2,595)		2,596

Total Investments in Securities (Cost $2,595)		2,596

	SHARES
INVESTMENTS IN AFFILIATES 97.7%
MUTUAL FUNDS (b) 89.9%
PIMCO Emerging Markets Bond Fund	1,761,175	16,502
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,540,163	16,326
PIMCO Global Advantage® Strategy Bond Fund	2,222,103	21,821
PIMCO Global Dividend Fund	6,129,501	39,168
PIMCO Income Fund	2,260,986	27,335
PIMCO Investment Grade Corporate Bond Fund	2,651,788	27,260
PIMCO RAE Fundamental PLUS EMG Fund	3,822,657	27,714
PIMCO RAE Fundamental PLUS International Fund	2,244,491	16,654
PIMCO RAE Fundamental PLUS Small Fund	2,667,373	27,554
PIMCO Real Return Fund	2,562,477	27,239
PIMCO Short-Term Fund	8,403,870	81,686
PIMCO StocksPLUS® Fund	3,180,438	27,670
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	4,115,280	27,860
PIMCO StocksPLUS® International Fund (Unhedged)	5,140,985	27,761
PIMCO Total Return Fund IV	7,889,632	81,816

Total Mutual Funds (Cost $557,655)		494,366

SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	4,300,057	42,635

Total Short-Term Instruments (Cost $42,640)		42,635

Total Investments in Affiliates (Cost $600,295)		537,001

Total Investments 98.2% (Cost $602,890)		$539,597
Financial Derivative Instruments (d) 1.6% (Cost or Premiums, net $4,249)		8,657
Other Assets and Liabilities, net 0.2%		1,309

Net Assets 100.0%		$549,563

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$481	U.S. Treasury Notes 1.875% due 06/30/2020	$(493)	$481	$481

Total Repurchase Agreements						$(493)	$481	$481

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,300.000	06/17/2016	470	$899	$801
Put - CBOE S&P 500 Index	1,475.000	06/17/2016	470	1,068	1,533
Put - CBOE S&P 500 Index	1,700.000	06/17/2016	470	2,282	3,410

				$4,249	$5,744

Total Purchased Options				$4,249	$5,744

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	1,357	$(3,268)	$2,913	$0

Total Futures Contracts				$(3,268)	$2,913	$0

(e)	Securities with an aggregate market value of $2,115 and cash of $8,166 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$481	$0	$481
U.S. Treasury Bills	0	2,115	0	2,115
	$0	$2,596	$0	$2,596

Investments in Affiliates, at Value
Mutual Funds	494,366	0	0	494,366
Short-Term Instruments
Central Funds Used for Cash Management Purposes	42,635	0	0	42,635

	$537,001	$0	$0	$537,001

Total Investments	$537,001	$2,596	$0	$539,597

Financial Derivative Instruments - Assets

Exchange-traded or centrally cleared	$2,913	$5,744	$0	$8,657

Totals	$539,914	$8,340	$0	$548,254

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Allocation Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.5%
CORPORATE BONDS & NOTES 9.9%
BANKING & FINANCE 8.9%
Ally Financial, Inc.
2.750% due 01/30/2017		$4,400	$4,378
5.500% due 02/15/2017		1,600	1,644
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	1,300	1,562
Banco Santander S.A.
6.250% due 09/11/2021 (e)		9,500	9,903
Bankia S.A.
0.181% due 01/25/2016		200	223
3.500% due 01/17/2019		2,700	3,120
4.375% due 02/14/2017		300	350
Barclays Bank PLC
7.625% due 11/21/2022		$8,300	9,317
7.750% due 04/10/2023		1,400	1,501
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	400	439
8.000% due 12/15/2020 (e)		2,300	2,722
BPCE S.A.
4.625% due 07/11/2024		$5,100	4,983
Caifu Holdings Ltd.
8.750% due 01/24/2020		1,000	975
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	200	223
7.875% due 01/23/2024 (e)		$2,500	2,494
Credit Suisse AG
6.500% due 08/08/2023		3,400	3,670
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		800	802
Evergrande Real Estate Group Ltd.
12.000% due 02/17/2020		700	699
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,306
3.500% due 07/10/2019		2,500	2,528
4.750% due 08/15/2017		800	830
International Lease Finance Corp.
5.750% due 05/15/2016		675	686
8.750% due 03/15/2017		6,100	6,573
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	1,900	2,910
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	100	103
Navient Corp.
6.250% due 01/25/2016		$489	494
Rabobank Group
8.375% due 07/26/2016 (e)		3,000	3,102
8.400% due 06/29/2017 (e)		1,500	1,601
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		200	200
Springleaf Finance Corp.
5.400% due 12/01/2015		200	200
UniCredit SpA
6.750% due 09/10/2021 (e)	EUR	1,800	1,896
8.000% due 06/03/2024 (e)		$3,160	3,023

			76,457

INDUSTRIALS 1.0%
DISH DBS Corp.
7.125% due 02/01/2016		1,900	1,917
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,700	3,504
MGM Resorts International
7.500% due 06/01/2016		$900	927
7.625% due 01/15/2017		700	735
10.000% due 11/01/2016		100	107

Sunac China Holdings Ltd.
8.750% due 12/05/2019		1,100	1,086

			8,276

Total Corporate Bonds & Notes (Cost $87,612)			84,733

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
3.000% due 10/01/2045		7,000	7,098

Total U.S. Government Agencies (Cost $7,081)			7,098

U.S. TREASURY OBLIGATIONS 49.5%
U.S. Treasury Bonds
2.500% due 02/15/2045		31,810	29,313
2.875% due 08/15/2045		6,900	6,902
3.000% due 11/15/2044 (h)		1,900	1,942
3.000% due 05/15/2045 (h)		3,480	3,565
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018		2,891	2,889
0.125% due 04/15/2019 (k)		13,444	13,408
0.125% due 04/15/2020 (h)		43,851	43,614
0.125% due 07/15/2022 (m)		965	943
0.125% due 01/15/2023 (m)		103	100
0.125% due 07/15/2024 (m)		1,709	1,633
0.250% due 01/15/2025 (m)		907	871
0.375% due 07/15/2025 (h)		5,837	5,694
0.625% due 07/15/2021 (h)		37,167	37,734
0.625% due 01/15/2024		2,659	2,651
0.750% due 02/15/2042 (m)		422	371
0.750% due 02/15/2045		10,672	9,286
1.375% due 02/15/2044		16,067	16,350
1.875% due 07/15/2019 (k)(m)		671	717
2.125% due 02/15/2040		6,890	8,144
2.125% due 02/15/2041 (k)		8,064	9,587
2.375% due 01/15/2025		5,545	6,392
2.500% due 07/15/2016 (m)		839	853
2.500% due 01/15/2029		7,859	9,446
U.S. Treasury Notes
1.500% due 05/31/2020 (h)		34,500	34,813
1.625% due 04/30/2019 (h)(k)(m)		30,200	30,757
1.625% due 06/30/2020 (h)		16,100	16,308
1.750% due 03/31/2022 (h)(m)		42,500	42,630
1.875% due 05/31/2022 (h)		23,100	23,324
2.000% due 07/31/2022 (h)		10,400	10,581
2.125% due 12/31/2021 (h)(k)		40,800	41,915
2.125% due 06/30/2022 (h)(m)		7,000	7,184
2.750% due 02/15/2024 (h)(k)(m)		2,400	2,552

Total U.S. Treasury Obligations (Cost $427,896)			422,469

MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Assets Trust
0.384% due 09/25/2046		1,527	1,091
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	872	695
Marche Mutui SRL
0.342% due 02/25/2055		586	641
0.381% due 10/27/2065		330	369
2.231% due 01/27/2064		1,399	1,591
Residential Accredit Loans, Inc. Trust
0.374% due 06/25/2046		$350	154
Structured Adjustable Rate Mortgage Loan Trust
4.872% due 01/25/2036 ^		1,287	1,000

Total Mortgage-Backed Securities (Cost $5,398)			5,541

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.344% due 07/25/2036		1,067	951

Total Asset-Backed Securities (Cost $851)			951

SOVEREIGN ISSUES 11.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	193
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	28,700	6,254
0.000% due 01/01/2019 (c)		6,900	1,071
Denmark Government International Bond
0.100% due 11/15/2023 (d)	DKK	14,601	2,263
France Government International Bond
0.250% due 07/25/2018 (d)	EUR	2,698	3,107

Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)		12,929	15,934
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	55,138	3,456
4.000% due 11/08/2046 (d)		17,938	1,133
4.500% due 12/04/2025 (d)		84,901	5,690
Republic of Germany
0.750% due 04/15/2018 (d)	EUR	2,280	2,626
Republic of Greece Government International Bond
4.750% due 04/17/2019		600	587
Slovenia Government International Bond
5.250% due 02/18/2024		$1,800	1,987
5.850% due 05/10/2023		2,400	2,754
Spain Government International Bond
2.150% due 10/31/2025	EUR	1,700	1,945
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	28,270	46,430
0.125% due 03/22/2058 (d)		111	252
0.125% due 03/22/2068 (d)		238	615
0.375% due 03/22/2062 (d)		483	1,266

Total Sovereign Issues (Cost $101,164)			97,563

	SHARES
COMMON STOCKS 9.8%
CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)		12,011	6

FINANCIALS 7.5%
Bank of America Corp.		411,740	6,415
Citigroup, Inc.		128,812	6,390
Fifth Third Bancorp		338,250	6,396
HCC Insurance Holdings, Inc.		40,999	3,176
JPMorgan Chase & Co.		105,742	6,447
M&T Bank Corp.		54,325	6,625
PartnerRe Ltd.		23,902	3,320
PNC Financial Services Group, Inc.		73,095	6,520
StanCorp Financial Group, Inc. (j)		25,273	2,886
Symetra Financial Corp. (j)		105,395	3,335
U.S. Bancorp		158,091	6,483
Wells Fargo & Co.		126,221	6,482

			64,475

HEALTH CARE 0.8%
IPC Healthcare, Inc. (a)		41,723	3,242
Thoratec Corp. (a)		50,963	3,224

			6,466

INDUSTRIALS 0.5%
Precision Castparts Corp.		18,080	4,153
INFORMATION TECHNOLOGY 0.2%
Altera Corp.		30,651	1,535

MATERIALS 0.8%
Cytec Industries, Inc.		44,787	3,307
Sigma-Aldrich Corp. (j)		25,668	3,566

			6,873

Total Common Stocks (Cost $84,105)			83,508

EXCHANGE-TRADED FUNDS 2.1%
iShares MSCI EAFE ETF		229,737	13,169
Vanguard FTSE Emerging Markets ETF		130,917	4,332

Total Exchange-Traded Funds (Cost $20,413)			17,501

REAL ESTATE INVESTMENT TRUSTS 1.7%
FINANCIALS 1.7%
American Capital Agency Corp. (j)		759,427	14,201

Total Real Estate Investment Trusts (Cost $15,081)			14,201

SHORT-TERM INSTRUMENTS 7.6%
REPURCHASE AGREEMENTS (g) 7.1%		60,660

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.2%
Fannie Mae
0.264% due 02/02/2016	$1,800	1,799

U.S. TREASURY BILLS 0.3%
0.097% due 11/19/2015 - 02/18/2016 (b)(h)(m) †	2,498	2,498

Total Short-Term Instruments (Cost $64,955)		64,957

Total Investments in Securities (Cost $814,556)		798,522

	SHARES
INVESTMENTS IN AFFILIATES 36.6%
MUTUAL FUNDS (f) 33.9%
PIMCO Capital Securities and Financials Fund	996,401	9,695
PIMCO Emerging Markets Corporate Bond Fund	948,985	9,148
PIMCO Income Fund	13,256,292	160,269
PIMCO Mortgage Opportunities Fund	1,812,358	20,117
PIMCO StocksPLUS® Fund	9,321,566	81,098
PIMCO TRENDS Managed Futures Strategy Fund	911,534	9,243

Total Mutual Funds (Cost $300,895)		289,570

EXCHANGE-TRADED FUNDS 2.7%
PIMCO Diversified Income Active Exchange-Traded Fund	285,800	13,348
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	224,100	8,955

Total Exchange-Traded Funds (Cost $25,084)		22,303

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11,034	109

Total Short-Term Instruments (Cost $109)		109

Total Investments in Affiliates (Cost $326,088)		311,982

Total Investments 130.1% (Cost $1,140,644)		$1,110,504
Financial Derivative Instruments (i)(l) 0.0% (Cost or Premiums, net $5,542)		740
Other Assets and Liabilities, net (30.2%)		(257,921)

Net Assets 100.0%		$853,323

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.250%		09/30/2015	10/01/2015	$1,100	Fannie Mae 3.500% due 07/01/2045	$(729)	$1,100	$1,100
						U.S. Treasury Notes 1.625% due 04/30/2019	(408)
DEU	0.250	†	09/30/2015	10/01/2015	12,000	U.S. Treasury Notes 2.000% due 09/30/2020	(5,011)	12,000	12,000
						U.S. Treasury Notes 2.000% due 09/30/2020	(7,260)
GSC	0.290	†	09/30/2015	10/01/2015	7,100	Freddie Mac 3.500% due 09/01/2042	(1,859)	7,100	7,100
						Freddie Mac 3.500% due 09/01/2042	(5,475)
MSC	0.270	†	09/30/2015	10/01/2015	12,900	U.S. Treasury Bonds 3.750% due 11/15/2043	(13,179)	12,900	12,900
SAL	0.280	†	09/30/2015	10/01/2015	$16,400	U.S. Treasury Notes 2.750% due 02/15/2024	(16,765)	16,400	16,400
SCX	0.100		09/30/2015	10/01/2015	5,212	U.S. Treasury Notes 2.000% due 07/31/2022	(5,223)	5,212	5,212
SSB	0.000		09/30/2015	10/01/2015	248	U.S. Treasury Notes 1.875% due 06/30/2020	(262)	248	248
TDM	0.280		09/30/2015	10/01/2015	5,700	U.S. Treasury Bonds 3.000% due 11/15/2044	(5,891)	5,700	5,700

Total Repurchase Agreements							$(62,062)	$60,660	$60,660

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.550%	09/16/2015	10/07/2015	$(799)	$(799)
	0.600	09/17/2015	10/01/2015	(553)	(553)
	0.830	09/28/2015	10/05/2015	(3,640)	(3,641)
DEU	0.250	10/01/2015	10/16/2015	(2,126)	(2,126)
GRE	0.600	09/18/2015	10/02/2015	(5,473)	(5,474)
IND	0.280	09/29/2015	10/13/2015	(1,894)	(1,894)
	0.300	09/30/2015	10/29/2015	(14,496)	(14,496)
	0.310	09/28/2015	10/05/2015	(1,955)	(1,955)
	0.310	09/30/2015	11/02/2015	(5,670)	(5,670)
JPS	0.250	09/09/2015	10/09/2015	(3,537)	(3,537)
	0.390	08/31/2015	10/05/2015	(6,322)	(6,324)
SCX	0.350	08/20/2015	10/20/2015	(8,421)	(8,425)
	0.350	08/21/2015	10/21/2015	(34,673)	(34,686)
	0.360	09/24/2015	10/08/2015	(3,228)	(3,229)
	0.370	08/24/2015	10/05/2015	(1,950)	(1,951)
	0.370	08/25/2015	10/26/2015	(37,200)	(37,214)
	0.370	08/26/2015	10/26/2015	(37,075)	(37,089)
	0.370	09/24/2015	10/08/2015	(1,119)	(1,119)
	0.380	09/04/2015	10/15/2015	(3,366)	(3,367)
	0.390	09/09/2015	10/09/2015	(1,061)	(1,061)
	0.400	09/08/2015	10/08/2015	(5,119)	(5,120)
	0.400	09/08/2015	10/02/2015	(20,890)	(20,896)
	0.400	09/28/2015	10/13/2015	(6,254)	(6,254)
	0.400	10/02/2015	10/08/2015	(9,548)	(9,548)
SGY	0.230	10/01/2015	10/16/2015	(1,372)	(1,372)

Total Reverse Repurchase Agreements					$(217,800)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.550%	09/23/2015	10/06/2015	$(7,693)	$(7,695)
	0.620	09/23/2015	10/06/2015	(5,634)	(5,636)
GSC	0.310	09/16/2015	10/07/2015	(6,740)	(6,745)
	0.360	09/09/2015	10/09/2015	(26,529)	(26,551)
	0.550	09/25/2015	10/02/2015	(6,580)	(6,581)
	0.680	09/25/2015	10/02/2015	(709)	(709)
TDM	0.490	09/16/2015	10/07/2015	(1,517)	(1,517)
	0.560	09/17/2015	10/01/2015	(1,718)	(1,719)
UBS	0.530	09/23/2015	10/07/2015	(101)	(101)

Total Sale-Buyback Transactions					$(57,254)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $164,247 at a weighted average interest rate of 0.201%.
(3)	Payable for sale-buyback transactions includes $19 of deferred price drop.

Short Sales*:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$27,000	$(27,135)	$(27,379)
Fannie Mae	3.500	10/01/2045	6,000	(6,223)	(6,262)
Fannie Mae	3.500	11/01/2045	2,000	(2,070)	(2,083)
Fannie Mae	4.000	10/01/2045	13,000	(13,807)	(13,870)
Fannie Mae	4.000	11/01/2045	16,000	(16,976)	(17,040)
Fannie Mae	4.500	10/01/2045	19,000	(20,561)	(20,603)

Total Short Sales				$(86,772)	$(87,237)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $264,970 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$110.000	11/20/2015	33	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.500	11/20/2015	13	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/20/2015	15	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.500	11/20/2015	304	3	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/20/2015	32	0	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	312	3	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.500	11/20/2015	28	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	328	3	5
Put - CME 90-Day Eurodollar December Futures	99.375	12/14/2015	1,498	91	9

				$100	$22

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,675.000	10/16/2015	122	$90	$0

Total Purchased Options				$190	$22

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX WTI Crude November Futures †	$50.000	10/15/2015	154	$(201)	$(42)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$32.000	10/16/2015	3,973	$(108)	$(226)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,825.000	10/16/2015	90	$(198)	$(98)
Put - CBOE S&P 500 Index	1,850.000	10/16/2015	43	(37)	(70)
Put - EUREX EURO STOXX 50 Index	3,000.000	10/16/2015	240	(101)	(124)
Call - EUREX EURO STOXX 50 Index	3,800.000	10/16/2015	122	(41)	0
Put - EUREX EURO STOXX 50 Index	2,950.000	12/18/2015	253	(291)	(293)

				$(668)	$(585)

Total Written Options				$(977)	$(853)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	27	$(9)	$1	$0
90-Day Eurodollar December Futures	Short	12/2016	371	(200)	14	0
90-Day Eurodollar June Futures	Short	06/2016	179	(183)	7	0
90-Day Eurodollar March Futures	Short	03/2016	200	(133)	7	0
90-Day Eurodollar September Futures	Short	09/2016	209	(268)	8	0
Aluminum January Futures †	Short	01/2016	83	3	0	0
Arabica Coffee March Futures †	Short	03/2016	22	3	0	(4)
Brent Crude February Futures †	Short	01/2016	21	27	0	(4)
Cocoa March Futures †	Long	03/2016	59	(64)	0	(38)
Copper January Futures †	Long	01/2016	25	64	0	0
Corn March Futures †	Short	03/2016	62	(48)	3	0
Cotton No. 2 March Futures †	Long	03/2016	24	(26)	0	(5)
E-mini S&P 500 Index December Futures	Long	12/2015	1,361	(2,795)	2,327	0
Euro STOXX 50 December Futures	Long	12/2015	1,455	(1,568)	1,057	(114)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	40	143	23	0
FTSE 100 Index December Futures	Long	12/2015	226	(279)	439	(152)
Gas Oil January Futures †	Short	01/2016	9	8	1	0
Gold 100 oz. December Futures †	Short	12/2015	93	150	108	0
Gold 100 oz. February Futures †	Long	02/2016	2	1	0	(2)
Hang Seng China Enterprises Index October Futures	Long	10/2015	243	(179)	254	(520)
Henry Hub Natural Gas April Futures †	Long	03/2016	44	(52)	0	(19)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	87	(138)	0	(9)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	138	(162)	0	(13)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	138	(69)	0	(12)
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	30	(17)	0	(4)
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	32	(19)	0	(4)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	138	(166)	0	(13)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	87	(128)	0	(8)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	32	(21)	0	(4)
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	90	(146)	0	(9)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	132	(117)	0	(12)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	138	(155)	0	(13)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	132	(153)	0	(13)
Natural Gas January Futures †	Short	12/2015	47	86	25	0
Natural Gas March Futures †	Short	02/2016	44	53	21	0
New York Harbor ULSD January Futures †	Short	12/2015	14	23	0	(5)
Nickel January Futures †	Long	01/2016	18	70	0	0
Nikkei 225 Index December Futures	Long	12/2015	115	(388)	175	(343)
Nikkei Index 400 December Futures	Long	12/2015	2,562	(742)	545	(1,143)
Platinum January Futures †	Long	01/2016	116	(495)	0	(52)
Silver March Futures †	Short	03/2016	7	6	2	0
Soybean January Futures †	Long	01/2016	14	(9)	4	0
Sugar No. 11 March Futures †	Short	02/2016	120	(2)	0	(88)
U.S. Treasury 5-Year Note December Futures	Short	12/2015	21	(27)	1	0
U.S. Treasury 10-Year Note December Futures	Long	12/2015	1,664	2,176	0	(130)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	171	(480)	96	0
Volatility S&P 500 Index January Futures	Short	01/2016	106	(74)	37	0
VSTOXX Mini January Futures	Long	01/2016	952	196	27	(21)
Wheat March Futures †	Short	03/2016	43	(52)	0	(19)
WTI Crude December Futures †	Short	11/2015	78	188	6	0
WTI Crude December Futures †	Long	11/2016	78	(119)	16	0
WTI Crude February Futures †	Short	01/2016	16	0	0	0
WTI Crude January Futures †	Short	12/2015	14	(1)	1	0
WTI Crude June Futures †	Long	05/2016	14	4	1	0
WTI Crude March Futures †	Short	02/2016	99	21	0	(4)
WTI Crude September Futures †	Long	08/2016	99	(22)	17	0
Zinc January Futures †	Long	01/2016	17	16	0	0

Total Futures Contracts				$(6,268)	$5,223	$(2,777)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$32,472	$948	$(851)	$114	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	500	0	1	2	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	7,900	42	(79)	0	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	700	3	0	0	0

				$993	$(929)	$116	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		$22,400	$(557)	$(7)	$0	$(7)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		53,900	(1,707)	(1,971)	26	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		60,000	1,864	1,448	0	(52)
Receive	3-Month USD-LIBOR	3.000	09/16/2025		31,600	(418)	(324)	8	0
Receive	3-Month USD-LIBOR	2.233	09/16/2025		8,000	(164)	(164)	8	0
Receive	3-Month USD-LIBOR	2.225	09/16/2025		2,900	(57)	(57)	3	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		90,500	(3,556)	(2,042)	84	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		53,100	(2,123)	(2,810)	163	0
Receive	6-Month EUR-EURIBOR	0.500	03/16/2021	EUR	23,200	(73)	(31)	0	(21)
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026		13,900	80	(116)	0	(62)
Pay	6-Month EUR-EURIBOR	1.500	03/16/2046		9,300	(150)	107	47	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	42,550	(585)	(1,082)	0	(256)
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		15,250	(837)	(662)	0	(270)
Receive	6-Month JPY-LIBOR	1.000	03/20/2024	JPY	1,450,000	(603)	(267)	10	0
Receive	28-Day MXN-TIIE	7.030	06/28/2035	MXN	86,800	23	23	0	(42)

						$(8,863)	$(7,955)	$349	$(710)

Total Swap Agreements						$(7,870)	$(8,884)	$465	$(710)

(4)	Unsettled variation margin liability of $(32) for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $13,833 have been pledged as collateral as of September 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $27,721 and cash of $6,305 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2015		$3,383	SGD	4,579	$0	$(166)
BOA	10/2015	BRL	27,792		$7,540	530	0
	10/2015	EUR	3,088		3,471	20	0
	10/2015	NZD	12,551		8,044	20	0
	10/2015		$6,996	BRL	27,792	15	0
	10/2015		18,762	GBP	12,341	0	(93)
	10/2015		925	RUB	61,204	9	0
	10/2015		1,892	THB	67,980	0	(20)
	11/2015	GBP	15,846		$24,230	262	0
	11/2015	RUB	61,204		913	0	(6)
	11/2015		$1,151	EUR	1,035	7	0
	11/2015		3,455	INR	227,893	0	(4)
	12/2015	HKD	120,263		$15,514	0	(3)
	12/2015		$1,118	HKD	8,668	0	0
	10/2016	BRL	14,800		$3,755	397	0
BPS	10/2015		$2,621	AUD	3,746	6	0
	10/2015		633	BRL	2,395	0	(31)
	10/2015		2,523	GBP	1,650	0	(28)
	10/2015		1,325	MXN	22,521	6	0
	11/2015	JPY	236,600		$1,964	0	(9)
CBK	10/2015	SGD	4,385		3,099	18	0
	10/2015		$1,178	ILS	4,444	0	(45)
	11/2015	AUD	308		$216	1	0
	11/2015	CNY	20,659		3,170	0	(68)
	11/2015	EUR	58,306		64,076	285	(1,401)
	11/2015	GBP	3,164		4,844	59	0
	11/2015	JPY	290,200		2,421	0	0
	11/2015		$27,537	EUR	24,658	113	(79)
	01/2016	BRL	4,462		$1,336	246	0
DUB	10/2015		4,656		1,172	0	(2)
	10/2015	HUF	52,212		184	0	(2)
	10/2015	ILS	4,444		1,129	0	(4)
	10/2015	TWD	13,346		410	6	0
	10/2015		$1,162	BRL	4,656	12	0
	10/2015	ZAR	48,010		$3,815	362	0
	11/2015	BRL	4,656		1,150	0	(11)
	11/2015		$12,386	EUR	10,941	0	(153)
	12/2015		1,130	ILS	4,444	4	0
FBF	10/2015	KRW	10,041,272		$8,820	355	0
	10/2015	MYR	7,945		2,033	223	0
	10/2015	SGD	3,046		2,170	30	0
	10/2015		$12	RUB	800	0	0
	11/2015	CNY	7,105		$1,096	0	(16)
	11/2015		$2,148	GBP	1,407	0	(20)
	12/2015	MXN	209,919		$12,331	0	(11)
GLM	10/2015	BRL	52,389		13,186	0	(28)
	10/2015	THB	78,363		2,214	56	0
	10/2015		$11,048	AUD	15,366	0	(263)
	10/2015		14,468	BRL	52,389	0	(1,254)
	10/2015		2,491	CAD	3,317	0	(6)
	10/2015		914	INR	61,026	16	0
	10/2015		1,626	PLN	6,119	0	(17)
	11/2015	COP	2,762,803		$926	36	0
	11/2015	GBP	1,978		3,104	113	0
	11/2015	JPY	385,600		3,198	0	(18)
	11/2015		$1,435	EUR	1,264	0	(22)
	11/2015		2,808	GBP	1,818	0	(59)
	11/2015		2,817	JPY	345,100	61	0
	11/2015		603	NOK	5,005	0	(16)
	11/2015		6,907	SEK	60,295	304	0
HUS	10/2015	JPY	349,904		$2,918	1	0
	10/2015	PHP	24,581		539	14	0
	10/2015	SGD	3,422		2,400	0	(4)
	10/2015	TWD	182,254		5,874	359	0
	10/2015		$51,467	JPY	6,148,345	0	(216)
	10/2015		7,966	NZD	12,551	57	0
	10/2015		1,860	RUB	124,639	43	0
	11/2015	CNY	10,032		$1,540	0	(32)
	11/2015	NZD	12,551		7,948	0	(57)
	11/2015		$8,219	EUR	7,262	0	(99)
	12/2015	CLP	732,502		$1,074	29	0
	01/2016	PEN	4,907		1,463	0	(15)
JPM	10/2015	BRL	29,252		8,082	704	0
	10/2015	CAD	22,585		16,947	23	0
	10/2015	CHF	672		694	4	0
	10/2015	KRW	596,100		500	0	(3)
	10/2015		$7,363	BRL	29,252	16	0
	10/2015		97	HUF	26,895	0	(1)
	10/2015		2,460	NZD	3,886	22	0
	10/2015		3,386	TWD	109,706	0	(66)
	11/2015	CAD	4,961		$3,727	10	0
	11/2015	CHF	2,304		2,447	80	0
	11/2015	EUR	1,758		1,964	0	(1)
	11/2015	INR	51,790		780	0	(6)
	11/2015		$16,943	CAD	22,584	0	(23)
	11/2015		1,148	DKK	7,745	13	0
	11/2015		13,517	EUR	11,983	0	(119)
	11/2015		3,812	GBP	2,506	0	(22)
	11/2015		1,591	JPY	192,800	17	0
	11/2015		5,827	NZD	9,221	51	0
	04/2016	BRL	1,200		$360	75	0
	10/2016		13,900		3,512	358	0
MSB	10/2015	RUB	185,843		2,848	10	0
	10/2015		$304	RUB	20,798	13	0
	11/2015	JPY	181,400		$1,513	0	0
NAB	10/2015	AUD	15,366		10,764	0	(21)
	11/2015		$10,745	AUD	15,366	21	0
NGF	10/2015	TWD	58,048		$1,750	0	(7)
SCX	10/2015	GBP	12,341		19,163	494	0
	10/2015	IDR	5,432,012		384	15	0
	10/2015	INR	106,994		1,610	0	(18)
	10/2015		$6,643	INR	427,886	0	(132)
	11/2015	CNY	32,522		$5,050	0	(48)
	11/2015	JPY	155,700		1,289	0	(10)
	11/2015	TRY	5,280		1,754	37	0
	09/2016	CNY	14,962		2,270	0	(14)
SOG	10/2015	CZK	3,285		132	0	(3)
	10/2015	INR	120,243		1,810	0	(20)
	10/2015		$844	NOK	7,015	0	(20)
	11/2015	INR	125,302		$1,880	0	(22)
	11/2015		$1,398	CAD	1,855	0	(8)
TDM	10/2015		17,069		22,584	0	(146)
UAG	10/2015	PLN	6,997		$1,825	0	(15)
	10/2015	TWD	106,204		3,250	36	0
	11/2015	EUR	3,221		3,697	96	0
	11/2015	JPY	324,500		2,703	0	(3)
	11/2015		$19,617	CHF	19,238	150	0
	11/2015		6,199	EUR	5,538	0	(6)
	11/2015		927	GBP	602	0	(17)

Total Forward Foreign Currency Contracts						$6,320	$(5,029)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus JPY	JPY	139.000	11/30/2015	$30,000	$3	$3
GLM	Put - OTC USD versus CNH	CNH	6.244	05/12/2016	49,340	228	176

						$231	$179

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Cost	Market Value
JPM	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	$7,800	$0	$50

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$78,100	$1,353	$317
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065	10/05/2015	3,900	39	0
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	84,600	103	11
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200	07/29/2016	23,800	1,032	3
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	39,100	25	9
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	109,500	88	22
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	53,400	2,114	643
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	50,000	58	6
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	50,000	80	104
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	53,200	49	7
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	130,700	242	196
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	129,300	231	196
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	98,800	2,084	401
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	512
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065	10/05/2015	9,600	107	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	14,400	2,016	1,527
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	275,000	234	38

							$11,666	$3,992

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
GST	Put - OTC Aluminum December Futures †	$1,500.000	12/02/2015	$2	$29	$38

Total Purchased Options					$11,926	$4,259

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016		$19,600	$(828)	$(1,694)
GLM	Put - OTC EUR versus USD		$1.100	11/25/2015	EUR	6,970	(76)	(74)

							$(904)	$(1,768)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		$2,600	$(2)	$0
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,300	(286)	(152)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$1,100	(8)	(2)
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		7,800	0	(8)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		10,700	(121)	(151)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		4,500	(83)	(83)

							$(500)	$(396)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015		$3,400	$(18)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	10/05/2015		1,500	(20)	0
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 10/12/2020)	6-Month GBP-LIBOR	Receive	2.400	10/12/2015	GBP	29,500	(182)	(295)
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800	10/23/2015		$24,800	(66)	(158)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016		60,100	(192)	(361)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016		42,400	(159)	(226)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016		50,000	(30)	(27)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016		50,000	(50)	(58)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017		60,500	(2,017)	(1,086)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	10/05/2015		8,400	(50)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	10/05/2015		3,600	(56)	0
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016		18,600	(72)	(99)

								$(2,912)	$(2,310)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DEU	Put - OTC WTI Crude December Futures †	$40.000	11/17/2015	$31	$(28)	$(28)
GST	Call - OTC Aluminum December Futures †	1,725.000	12/02/2015	2	(34)	(18)

					$(62)	$(46)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 10/01/2045	$99.875	10/07/2015	$7,000	$(27)	$0
	Call - OTC Fannie Mae 3.500% due 10/01/2045	103.531	10/07/2015	15,000	(87)	(128)
JPM	Put - OTC Fannie Mae 3.000% due 10/01/2045	99.578	10/07/2015	6,000	(20)	0
	Call - OTC Fannie Mae 3.000% due 10/01/2045	100.930	10/07/2015	12,000	(47)	(70)
	Call - OTC Fannie Mae 3.500% due 10/01/2045	104.094	10/07/2015	6,000	(16)	(23)

					$(197)	$(221)

Total Written Options					$(4,575)	$(4,741)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	GOLDLNPM Index †	$1,170.500	11/18/2015	2,000	$0	$126	$126	$0
	Receive	PLTMLNPM Index †	1,100.000	11/18/2015	2,000	0	(442)	0	(442)
GST	Pay	GOLDLNPM Index †	1,124.600	08/31/2016	8,000	0	48	48	0
	Pay	GOLDLNPM Index †	1,114.200	09/01/2016	1,000	0	(5)	0	(5)
	Receive	PLTMLNPM Index †	1,005.000	08/31/2016	8,000	0	(689)	0	(689)
	Receive	PLTMLNPM Index †	998.950	09/01/2016	1,000	0	(111)	0	(111)
MAC	Receive	CUAC 4Q15 †	29.000	12/31/2015	1,644,000	0	237	237	0
	Pay	CUAC V5 †	44.000	10/30/2015	126,000	0	(5)	0	(5)
	Pay	CUAC V5 †	45.500	10/30/2015	168,000	0	(4)	0	(4)
	Pay	CUAC V5 †	47.100	10/30/2015	128,000	0	(1)	0	(1)
	Pay	CUAC V5 †	48.750	10/30/2015	126,000	0	1	1	0
	Receive	CUAC X5 †	42.000	11/30/2015	126,000	0	2	2	0
	Receive	CUAC X5 †	43.000	11/30/2015	128,000	0	1	1	0
	Receive	CUAC X5 †	43.240	11/30/2015	168,000	0	1	1	0
	Receive	CUAC X5 †	45.750	11/30/2015	126,000	0	(3)	0	(3)

						$0	$(844)	$416	$(1,260)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Italy Government International Bond	1.000%	12/20/2016	0.407%	$4,000	$(21)	$51	$30	$0
CBK	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.469	7,200	(134)	220	86	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	6.509	3,700	(613)	(198)	0	(811)
	Indonesia Government International Bond	1.000	12/20/2019	2.212	4,200	(101)	(99)	0	(200)
DUB	Indonesia Government International Bond	1.000	12/20/2019	2.212	6,200	(141)	(154)	0	(295)
	Italy Government International Bond	1.000	12/20/2016	0.407	4,000	(20)	50	30	0
	Spain Government International Bond	1.000	12/20/2016	0.370	4,000	(4)	36	32	0
JPM	Freeport-McMoRan, Inc.	1.000	09/20/2020	6.509	700	(113)	(40)	0	(153)
MYC	Freeport-McMoRan, Inc.	1.000	09/20/2020	6.509	200	(32)	(12)	0	(44)
	Spain Government International Bond	1.000	12/20/2016	0.370	5,400	(2)	46	44	0

						$(1,181)	$(100)	$222	$(1,503)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year BRL-CDI	11.680%	01/04/2021	BRL	26,800	$188	$527	$715	$0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		$200	0	(2)	0	(2)
BPS	Pay	1-Year BRL-CDI	14.560	01/04/2021	BRL	29,900	(2)	(145)	0	(147)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$17,100	0	(391)	0	(391)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	2,300	0	32	32	0
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		1,600	0	83	83	0
	Pay	1-Year BRL-CDI	13.730	01/02/2018	BRL	11,200	1	(90)	0	(89)
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018	EUR	100	0	0	0	0
DUB	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	1,200	0	38	38	0
	Pay	1-Month GBP-UKRPI	3.363	08/15/2030		11,900	0	498	498	0
	Pay	1-Year BRL-CDI	13.730	01/02/2018	BRL	64,000	(97)	(412)	0	(509)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		38,000	(7)	(477)	0	(484)
	Pay	1-Year BRL-CDI	14.500	01/04/2021		42,300	0	(226)	0	(226)
	Receive	3-Month EUR-EXT-CPI Index	0.320	08/15/2017	EUR	5,900	0	16	16	0
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018		200	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	0.070	12/22/2015		$11,100	0	(17)	0	(17)
	Receive	3-Month USD-CPURNSA Index	1.485	11/19/2016		6,700	0	(142)	0	(142)
	Receive	3-Month USD-CPURNSA Index	1.480	11/20/2016		11,100	0	(234)	0	(234)
	Receive	3-Month USD-CPURNSA Index	1.473	11/21/2016		9,500	0	(199)	0	(199)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	600	0	32	32	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		3,200	(96)	450	354	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		100	0	14	14	0
	Pay	1-Year BRL-CDI	13.450	01/04/2021	BRL	5,900	1	(76)	0	(75)
	Pay	1-Year BRL-CDI	14.560	01/04/2021		24,100	0	(119)	0	(119)
	Receive	3-Month EUR-EXT-CPI Index	0.615	09/15/2018	EUR	200	0	0	0	0
GLM	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	8,300	(21)	282	261	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		900	0	13	13	0
	Receive	1-Year BRL-CDI	11.680	01/04/2021	BRL	200	1	4	5	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	100	0	0	0	0
HUS	Receive	1-Year BRL-CDI	13.403	01/02/2018	BRL	75,200	0	701	701	0
	Receive	1-Year BRL-CDI	12.230	01/04/2021		5,800	2	121	123	0
	Pay	1-Year BRL-CDI	13.421	01/04/2021		21,900	0	(283)	0	(283)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		51,300	6	(659)	0	(653)
	Pay	1-Year BRL-CDI	14.500	01/04/2021		27,600	(2)	(145)	0	(147)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	2,700	0	118	118	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		25,850	84	1,441	1,525	0
	Receive	1-Year BRL-CDI	11.680	01/04/2021	BRL	10,600	101	182	283	0
	Pay	3-Month USD-CPURNSA Index	2.058	05/12/2025		$20,200	0	755	755	0
UAG	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018	EUR	3,500	0	(3)	0	(3)

							$159	$1,687	$5,566	$(3,720)

Total Return Swaps on Equity and Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	TPNBNK Index	12,691,374	1-Month USD-LIBOR plus a specified spread	05/18/2016	JPY	2,637,395	$(753)	$0	$(753)
	Receive	KOSPI Index	N/A	3-Month USD-LIBOR plus a specified spread	12/10/2015	KRW	10,035,986	0	0	0
	Receive	TWSE Index	109,200	3-Month USD-LIBOR plus a specified spread	10/21/2015	TWD	901,027	(392)	0	(392)
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043		$11,973	(12)	0	(12)
JPM	Receive	EURO STOXX Banks Index	110,954	1-Month USD-LIBOR plus a specified spread	05/16/2016	EUR	15,302	(829)	0	(829)

								$(1,986)	$0	$(1,986)

(5)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P GSCI Crude Oil Index (6)	8.851%	06/16/2017	$1,232	$0	$6	$6	$0
GST	Pay	GOLDLNPM Index (6)†	7.023	07/29/2020	6,226	0	13	13	0
	Pay	S&P 500 Index (6)	7.156	12/18/2015	15,424	0	813	813	0
	Pay	S&P GSCI Crude Oil Index (6)	12.076	06/16/2017	1,232	0	34	34	0
JPM	Pay	GOLDLNPM Index (6)†	11.156	05/07/2020	5,240	0	133	133	0
	Pay	GOLDLNPM Index (6)†	9.000	07/24/2020	2,667	0	5	5	0
SOG	Pay	Nikkei 225 Index (6)	1.850	12/09/2016	2,812,830	0	(58)	0	(58)
	Pay	Nikkei 225 Index (6)	2.000	12/09/2016	5,851,410	0	(88)	0	(88)

						$0	$858	$1,004	$(146)

Total Swap Agreements						$(1,022)	$(385)	$7,208	$(8,615)

(6)	Variance Swap

(m)	Securities with an aggregate market value of $9,304 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$76,457	$0	$76,457
Industrials	0	8,276	0	8,276
U.S. Government Agencies	0	7,098	0	7,098
U.S. Treasury Obligations	0	422,469	0	422,469
Mortgage-Backed Securities	0	5,541	0	5,541
Asset-Backed Securities	0	951	0	951
Sovereign Issues	0	97,563	0	97,563
Common Stocks
Consumer Discretionary	6	0	0	6
Financials	64,475	0	0	64,475
Health Care	6,466	0	0	6,466
Industrials	4,153	0	0	4,153
Information Technology	1,535	0	0	1,535
Materials	6,873	0	0	6,873
Exchange-Traded Funds	17,501	0	0	17,501
Real Estate Investment Trusts
Financials	14,201	0	0	14,201
Short-Term Instruments
Repurchase Agreements	0	60,660	0	60,660
Short-Term Notes	0	1,799	0	1,799
U.S. Treasury Bills	0	2,498	0	2,498
	$115,210	$683,312	$0	$798,522

Investments in Affiliates, at Value
Mutual Funds	289,570	0	0	289,570
Exchange-Traded Funds	22,303	0	0	22,303
Short-Term Instruments
Central Funds Used for Cash Management Purposes	109	0	0	109

	$311,982	$0	$0	$311,982

Total Investments	$427,192	$683,312	$0	$1,110,504

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(87,237)	$0	$(87,237)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,232	478	0	5,710
Over the counter	0	17,787	0	17,787
	$5,232	$18,265	$0	$23,497

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,819)	(1,521)	0	(4,340)
Over the counter	(111)	(18,128)	(146)	(18,385)

	$(2,930)	$(19,649)	$(146)	$(22,725)

Totals	$429,494	$594,691	$(146)	$1,024,039

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Volatility Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.8%
CORPORATE BONDS & NOTES 10.1%
BANKING & FINANCE 8.3%
Ally Financial, Inc.
2.750% due 01/30/2017		$300	$298
5.500% due 02/15/2017		300	308
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	500	601
Banco Santander S.A.
6.250% due 09/11/2021 (d)		700	730
Bankia S.A.
3.500% due 01/17/2019		400	462
Barclays Bank PLC
7.625% due 11/21/2022		$400	449
7.750% due 04/10/2023		400	429
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	200	237
BPCE S.A.
4.625% due 07/11/2024		$300	293
CIT Group, Inc.
5.000% due 05/15/2017		200	205
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		400	399
8.125% due 09/19/2033		200	219
Credit Suisse AG
6.500% due 08/08/2023		200	216
Evergrande Real Estate Group Ltd.
12.000% due 02/17/2020		300	299
General Motors Financial Co., Inc.
2.625% due 07/10/2017		200	200
2.750% due 05/15/2016		200	201
3.500% due 07/10/2019		200	202
4.750% due 08/15/2017		100	104
HBOS PLC
1.027% due 09/30/2016		200	200
International Lease Finance Corp.
5.750% due 05/15/2016		100	102
8.750% due 03/15/2017		300	323
KBC Bank NV
8.000% due 01/25/2023		200	219
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	200	306
Rabobank Group
8.375% due 07/26/2016 (d)		$900	931
8.400% due 06/29/2017 (d)		100	107

			8,040

INDUSTRIALS 1.3%
HCA, Inc.
6.500% due 02/15/2016		400	406
MGM Resorts International
10.000% due 11/01/2016		400	429
Sunac China Holdings Ltd.
8.750% due 12/05/2019		300	296
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	106

			1,237

UTILITIES 0.5%
AT&T, Inc.
0.747% due 03/30/2017		100	100

Sprint Communications, Inc.
9.125% due 03/01/2017		400	406

			506

Total Corporate Bonds & Notes (Cost $10,144)			9,783

U.S. GOVERNMENT AGENCIES 1.1%
Fannie Mae
3.000% due 10/01/2045		1,000	1,014

Total U.S. Government Agencies (Cost $1,012)			1,014

U.S. TREASURY OBLIGATIONS 42.4%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)		2,490	2,295
2.875% due 08/15/2045 (g)		920	920
3.000% due 11/15/2044		200	204
3.000% due 05/15/2045 (g)		350	359
U.S. Treasury Floating Rate Notes
0.089% due 04/30/2017 †		100	100
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018		206	206
0.125% due 04/15/2019		815	812
0.125% due 04/15/2020		3,618	3,598
0.125% due 07/15/2022		145	142
0.125% due 01/15/2023		103	100
0.125% due 07/15/2024		201	192
0.250% due 01/15/2025		101	97
0.375% due 07/15/2025 (g)		906	884
0.625% due 01/15/2024		1,023	1,020
0.750% due 02/15/2045		1,297	1,129
1.250% due 07/15/2020		1,094	1,150
1.375% due 02/15/2044		1,126	1,146
2.125% due 02/15/2040		206	244
2.125% due 02/15/2041		148	176
2.375% due 01/15/2025		4,672	5,385
2.500% due 07/15/2016		95	96
2.500% due 01/15/2029		1,267	1,523
U.S. Treasury Notes
1.500% due 05/31/2020 (g)		3,500	3,532
1.625% due 04/30/2019 (j)(l)		1,900	1,935
1.625% due 06/30/2020		1,600	1,621
1.750% due 03/31/2022 (g)(l)		5,300	5,316
1.875% due 05/31/2022		2,200	2,221
2.000% due 07/31/2022 (g)		800	814
2.125% due 12/31/2021 (g)		2,900	2,979
2.125% due 06/30/2022 (l)		700	719

Total U.S. Treasury Obligations (Cost $41,062)			40,915

MORTGAGE-BACKED SECURITIES 0.3%
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	54	44
Marche Mutui SRL
0.342% due 02/25/2055		51	56
0.381% due 10/27/2065		35	39
2.231% due 01/27/2064		122	138

Total Mortgage-Backed Securities (Cost $278)			277

ASSET-BACKED SECURITIES 0.8%
Countrywide Asset-Backed Certificates
0.424% due 05/25/2037		$651	407
Lehman XS Trust
0.994% due 10/25/2035		83	78
Morgan Stanley ABS Capital, Inc. Trust
0.324% due 10/25/2036		310	243

Total Asset-Backed Securities (Cost $718)			728

SOVEREIGN ISSUES 9.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	193
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (b)	BRL	3,100	676
0.000% due 01/01/2019 (b)		700	109
France Government International Bond
0.250% due 07/25/2018 (c)	EUR	104	119
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)		1,686	2,078
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	4,169	261
4.000% due 11/08/2046 (c)		2,200	139

4.500% due 12/04/2025 (c)		14,802	992
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	212	244
Slovenia Government International Bond
5.850% due 05/10/2023		$200	230
Spain Government International Bond
2.150% due 10/31/2025	EUR	200	229
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	2,240	3,679
0.125% due 03/22/2068 (c)		41	107
0.375% due 03/22/2062 (c)		44	115

Total Sovereign Issues (Cost $9,468)			9,171

	SHARES
COMMON STOCKS 9.7%
CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)		5,992	3

FINANCIALS 7.5%
Bank of America Corp.		46,209	720
Citigroup, Inc.		14,456	717
Fifth Third Bancorp		37,961	718
HCC Insurance Holdings, Inc.		4,345	337
JPMorgan Chase & Co.		11,867	724
M&T Bank Corp.		6,096	743
PartnerRe Ltd.		2,768	384
PNC Financial Services Group, Inc.		8,204	732
StanCorp Financial Group, Inc. (i)		2,687	307
Symetra Financial Corp. (i)		12,199	386
U.S. Bancorp (i)		17,743	728
Wells Fargo & Co.		14,166	727

			7,223

HEALTH CARE 0.7%
IPC Healthcare, Inc. (a)(i)		4,844	376
Thoratec Corp. (a)		5,401	342

			718

INDUSTRIALS 0.6%
Precision Castparts Corp.		2,469	567

INFORMATION TECHNOLOGY 0.2%
Altera Corp.		3,248	163

MATERIALS 0.7%
Cytec Industries, Inc.		5,198	384
Sigma-Aldrich Corp. (i)		2,495	346

			730

Total Common Stocks (Cost $9,529)			9,404

EXCHANGE-TRADED FUNDS 1.7%
iShares MSCI EAFE ETF		17,190	985
Vanguard FTSE Emerging Markets ETF		19,614	649

Total Exchange-Traded Funds (Cost $1,892)			1,634

REAL ESTATE INVESTMENT TRUSTS 1.5%
FINANCIALS 1.5%
American Capital Agency Corp. (i)		79,669	1,490

Total Real Estate Investment Trusts (Cost $1,582)			1,490

SHORT-TERM INSTRUMENTS 5.7%
REPURCHASE AGREEMENTS (f) 0.7%		676

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 5.0%
Federal Home Loan Bank
0.127% due 01/07/2016 †	$100	100
0.137% due 01/19/2016 †	4,700	4,698

		4,798

Total Short-Term Instruments (Cost $5,474)		5,474

Total Investments in Securities (Cost $81,159)		79,890

	SHARES
INVESTMENTS IN AFFILIATES 29.1%
MUTUAL FUNDS (e) 27.4%
PIMCO Capital Securities and Financials Fund	100,647	979
PIMCO Emerging Markets Corporate Bond Fund	95,197	918
PIMCO Income Fund	1,114,996	13,480
PIMCO Mortgage Opportunities Fund	180,324	2,002
PIMCO StocksPLUS® Fund	929,063	8,083
PIMCO TRENDS Managed Futures Strategy Fund	101,957	1,034

Total Mutual Funds (Cost $27,802)		26,496

EXCHANGE-TRADED FUNDS 1.4%
PIMCO Diversified Income Active Exchange-Traded Fund	15,200	710
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	15,900	635

Total Exchange-Traded Funds (Cost $1,526)		1,345

SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	33,123	328

Total Short-Term Instruments (Cost $328)		328

Total Investments in Affiliates (Cost $29,656)		28,169

Total Investments 111.9% (Cost $110,815)		$108,059
Financial Derivative Instruments (h)(k) (0.4%) (Cost or Premiums, net $21)		(352)
Other Assets and Liabilities, net (11.5%)		(11,156)

Net Assets 100.0%		$96,551

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio IV, Ltd., which is a 100% owned subsidiary of the Portfolio.

(a)	Security did not produce income within the last twelve months.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	†	09/30/2015	10/01/2015	$676	U.S. Treasury Notes 0.625% - 1.875% due 02/15/2017 - 06/30/2020	$694	$676	$676

Total Repurchase Agreements							$694	$676	$676

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.400%	08/25/2015	10/06/2015	$(1,438)	$(1,439)
	0.450	08/28/2015	10/09/2015	(402)	(402)
	0.550	09/15/2015	10/06/2015	(501)	(501)
	0.550	09/16/2015	10/07/2015	(299)	(299)
	0.820	09/28/2015	10/05/2015	(453)	(453)
	1.000	09/29/2015	10/05/2015	(392)	(392)
	1.000	09/30/2015	10/07/2015	(882)	(882)
GRE	0.480	09/30/2015	10/01/2015	(1,715)	(1,715)
	0.480	10/01/2015	10/09/2015	(807)	(807)
	0.520	09/14/2015	10/05/2015	(1,610)	(1,611)
	0.600	09/18/2015	10/02/2015	(4,397)	(4,398)
JPS	0.420	09/23/2015	10/07/2015	(910)	(910)
	0.550	09/18/2015	10/02/2015	(349)	(349)

Total Reverse Repurchase Agreements					$(14,158)

(2)	As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $4,676 at a weighted average interest rate of 0.224%.

Short Sales:

Short Sales on U.S. Government Agencies*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$3,000	$(3,015)	$(3,042)
Fannie Mae	3.500	11/01/2045	1,000	(1,035)	(1,041)
Fannie Mae	4.000	10/01/2045	3,000	(3,182)	(3,201)
Fannie Mae	4.500	10/01/2045	2,000	(2,166)	(2,169)

Total Short Sales				$(9,398)	$(9,453)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $13,044 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	162	$8	$1

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,675.000	10/16/2015	13	$9	$0

Total Purchased Options				$17	$1

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$32.000	10/16/2015	444	$(12)	$(25)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,825.000	10/16/2015	10	$(22)	$(11)
Put - CBOE S&P 500 Index	1,850.000	10/16/2015	5	(4)	(8)
Put - EUREX EURO STOXX 50 Index	3,000.000	10/16/2015	27	(11)	(14)
Call - EUREX EURO STOXX 50 Index	3,800.000	10/16/2015	13	(5)	0
Put - EUREX EURO STOXX 50 Index	2,950.000	12/18/2015	28	(32)	(33)

				$(74)	$(66)

Total Written Options				$(86)	$(91)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	2	$(1)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	35	(19)	1	0
90-Day Eurodollar June Futures	Short	06/2016	7	(7)	0	0
90-Day Eurodollar March Futures	Short	03/2016	17	(11)	1	0
90-Day Eurodollar September Futures	Short	09/2016	19	(24)	1	0
E-mini S&P 500 Index December Futures	Long	12/2015	9	(27)	15	0
Euro STOXX 50 December Futures	Long	12/2015	153	(165)	111	(12)
Euro-Bobl December Futures	Long	12/2015	1	1	0	0
Euro-BTP Italy Government Bond December Futures	Long	12/2015	9	25	5	0
FTSE 100 Index December Futures	Long	12/2015	22	(27)	43	(14)
Gold 100 oz. December Futures †	Short	12/2015	4	(5)	5	0
Hang Seng China Enterprises Index October Futures	Long	10/2015	27	(20)	28	(58)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	6	(4)	0	(1)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	6	0	0	(1)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	6	(5)	0	(1)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	6	(3)	0	(1)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	6	(4)	0	(1)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	6	(4)	0	(1)
Mini MSCI Emerging Markets Index December Futures	Long	12/2015	17	(10)	20	0
Nikkei 225 Index December Futures	Long	12/2015	13	(44)	20	(38)
Nikkei Index 400 December Futures	Long	12/2015	294	(85)	63	(131)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	28	3	0	(1)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	142	158	0	(11)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	12	(1)	7	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	7	14	0	(4)
Volatility S&P 500 Index January Futures	Short	01/2016	12	(8)	4	0
VSTOXX Mini January Futures	Long	01/2016	105	22	3	(2)
WTI Crude December Futures †	Short	11/2015	2	5	0	0
WTI Crude December Futures †	Long	11/2016	2	(3)	1	0

Total Futures Contracts				$(249)	$328	$(277)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$3,564	$99	$(93)	$12	$0
CDX.IG-25 5-Year Index	1.000	12/20/2020	800	3	0	0	0

				$102	$(93)	$12	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		$6,600	$164	$94	$0	$(9)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		3,600	(114)	(144)	2	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		4,000	124	97	0	(3)
Receive	3-Month USD-LIBOR	3.000	09/16/2025		3,400	(45)	(35)	1	0
Receive	3-Month USD-LIBOR	2.233	09/16/2025		800	(16)	(16)	1	0
Receive	3-Month USD-LIBOR	2.225	09/16/2025		300	(6)	(6)	0	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		10,800	(422)	(199)	11	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		5,000	(200)	(282)	15	0
Receive	6-Month EUR-EURIBOR	0.500	03/16/2021	EUR	3,100	(10)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026		500	3	(3)	0	(2)
Pay	6-Month EUR-EURIBOR	1.500	03/16/2046		400	(6)	10	2	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	3,820	(52)	(100)	0	(23)
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		1,580	(87)	(81)	0	(28)
Receive	6-Month JPY-LIBOR	1.000	03/20/2024	JPY	140,000	(58)	(26)	1	0
Receive	28-Day MXN-TIIE	7.030	06/28/2035	MXN	10,700	4	3	0	(5)

						$(721)	$(689)	$33	$(71)

Total Swap Agreements						$(619)	$(782)	$45	$(71)

(i)	Securities with an aggregate market value of $1,583 have been pledged as collateral as of September 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $887 and cash of $1,553 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(4)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2015		$260	SGD	353	$0	$(13)
BOA	10/2015		63	RUB	4,196	1	0
	10/2015		99	THB	3,557	0	(1)
	11/2015	GBP	217		$339	10	0
	11/2015	RUB	4,196		63	0	0
	12/2015	HKD	11,977		1,545	0	0
	12/2015		$124	HKD	958	0	0
	10/2016	BRL	1,600		$406	43	0
BPS	11/2015	JPY	30,200		251	0	(1)
	12/2015	MXN	25,156		1,478	0	(1)
BRC	11/2015	CNY	1,805		280	0	(3)
CBK	10/2015	SGD	328		232	1	0
	10/2015		$487	SGD	698	3	0
	11/2015	CNY	3,519		$540	0	(12)
	11/2015	EUR	5,007		5,524	36	(111)
	11/2015	JPY	33,100		276	0	0
	11/2015		$2,826	EUR	2,524	10	(13)
	12/2015	SGD	698		$486	0	(4)
	01/2016	BRL	453		136	25	0
DUB	10/2015		6,518		1,627	0	(17)
	10/2015	TWD	3,580		110	2	0
	10/2015		$1,641	BRL	6,518	3	0
	10/2015	ZAR	3,570		$284	27	0
	11/2015		$1,611	BRL	6,518	15	0
	11/2015		1,003	EUR	886	0	(12)
FBF	10/2015	BRL	1,141		$310	22	0
	10/2015	MYR	625		160	17	0
	10/2015	SGD	338		241	3	0
	10/2015		$287	BRL	1,141	1	0
	11/2015	CNY	595		$92	0	(1)
	11/2015		$273	GBP	179	0	(3)
GLM	10/2015	BRL	6,350		$1,598	0	(4)
	10/2015	THB	4,717		133	3	0
	10/2015		$1,445	AUD	2,010	0	(34)
	10/2015		1,753	BRL	6,350	0	(151)
	10/2015		80	PLN	301	0	(1)
	11/2015	COP	166,520		$56	2	0
	11/2015	EUR	122		136	0	0
	11/2015	GBP	579		894	19	0
	11/2015	JPY	41,300		342	0	(2)
	11/2015		$128	AUD	184	0	0
	11/2015		290	JPY	35,400	6	0
	11/2015		137	NOK	1,125	0	(5)
	11/2015		588	SEK	5,130	26	0
HUS	10/2015	KRW	990,236		$871	36	0
	10/2015	PHP	5,229		115	3	0
	10/2015	SGD	385		270	0	0
	10/2015	TWD	16,516		528	29	0
	10/2015		$5,410	JPY	646,287	0	(23)
	10/2015		137	RUB	9,180	3	0
	11/2015		902	EUR	797	0	(11)
	12/2015	CLP	81,347		$119	3	0
	01/2016	PEN	217		65	0	(1)
JPM	10/2015	BRL	3,668		923	0	(2)
	10/2015	CAD	2,726		2,046	3	0
	10/2015	KRW	309,972		260	0	(1)
	10/2015		$1,019	BRL	3,668	0	(94)
	10/2015		206	TWD	6,674	0	(4)
	11/2015	CAD	374		$281	1	0
	11/2015	CHF	139		148	5	0
	11/2015	EUR	240		268	0	0
	11/2015	INR	6,644		100	0	(1)
	11/2015		$2,045	CAD	2,726	0	(3)
	11/2015		248	DKK	1,670	3	0
	11/2015		1,462	EUR	1,296	0	(13)
	11/2015		317	GBP	209	0	(1)
	11/2015		278	INR	18,096	0	(4)
	11/2015		181	JPY	21,900	2	0
	04/2016	BRL	6,439		$2,010	481	0
	10/2016		1,500		379	39	0
MSB	10/2015	RUB	13,376		205	1	0
	11/2015	JPY	20,800		173	0	0
NAB	10/2015	AUD	2,010		1,408	0	(3)
	11/2015		$1,406	AUD	2,010	3	0
NGF	10/2015	TWD	6,634		$200	0	(1)
SCX	10/2015	IDR	567,448		40	2	0
	10/2015	INR	11,963		180	0	(2)
	10/2015		$2,059	CAD	2,726	0	(17)
	11/2015	CNY	1,610		$250	0	(2)
	11/2015	JPY	17,700		147	0	(1)
	11/2015	TRY	410		136	3	0
	09/2016	CNY	1,845		280	0	(2)
SOG	10/2015	INR	13,286		200	0	(2)
	11/2015		12,663		190	0	(2)
	11/2015		$156	CAD	207	0	(1)
UAG	10/2015	BRL	2,360		$640	45	0
	10/2015	PLN	392		102	0	(1)
	10/2015	TWD	11,764		360	4	0
	10/2015		$594	BRL	2,360	1	0
	10/2015		872	INR	56,153	0	(18)
	11/2015	EUR	321		$368	9	0
	11/2015	JPY	35,500		296	0	0
	11/2015		$2,028	CHF	1,989	15	0
	11/2015		436	EUR	390	0	0
	11/2015		117	GBP	76	0	(2)

Total Forward Foreign Currency Contracts						$966	$(601)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC USD versus CNH	CNH	6.244	05/12/2016	$4,987	$23	$18

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Cost	Market Value
JPM	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	$800	$0	$5

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,800	$49	$11
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065	10/05/2015	500	5	0
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	8,700	11	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	29,400	25	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200	07/29/2016	1,000	43	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	12,600	8	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	12,000	10	2
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	1,900	75	23
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	4,800	6	1
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	4,000	6	8
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	5,700	5	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	14,600	27	22
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	14,500	26	22
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,600	76	15
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	500	21	6
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065	10/05/2015	1,000	11	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	1,100	154	117

							$558	$236

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.000% due 11/01/2045	$112.250	11/05/2015	$3,000	$0	$0

Total Purchased Options					$581	$259

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016		$1,900	$(80)	$(164)
GLM	Put - OTC EUR versus USD		$1.100	11/25/2015	EUR	780	(9)	(8)

							$(89)	$(172)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	$200	$0	$0
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	700	(32)	(17)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	100	(1)	0
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	800	0	(1)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	1,000	(11)	(14)

						$(44)	$(32)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015		$400	$(2)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	10/05/2015		200	(3)	0
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 10/12/2020)	6-Month GBP-LIBOR	Receive	2.400	10/12/2015	GBP	4,000	(25)	(40)
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800	10/23/2015		$2,700	(7)	(17)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016		6,700	(22)	(40)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016		5,200	(20)	(28)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016		4,000	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016		4,000	(4)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017		4,600	(153)	(82)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	10/05/2015		900	(5)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	10/05/2015		400	(6)	0
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016		1,600	(6)	(9)

								$(255)	$(223)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 10/01/2045	$99.875	10/07/2015	$1,000	$(4)	$0
	Call - OTC Fannie Mae 3.500% due 10/01/2045	103.531	10/07/2015	2,000	(11)	(17)
JPM	Call - OTC Fannie Mae 3.000% due 10/01/2045	100.930	10/07/2015	1,000	(4)	(6)
	Call - OTC Fannie Mae 3.500% due 10/01/2045	104.094	10/07/2015	1,000	(3)	(4)

					$(22)	$(27)

Total Written Options					$(410)	$(454)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	GOLDLNPM Index †	$1,170.500	11/18/2015	1,000	$0	$49	$49	$0
	Receive	PLTMLNPM Index †	1,100.000	11/18/2015	1,000	0	(173)	0	(173)
GST	Pay	GOLDLNPM Index †	1,124.600	08/31/2016	1,000	0	5	5	0
	Pay	GOLDLNPM Index †	1,114.200	09/01/2016	0	0	(1)	0	(1)
	Receive	PLTMLNPM Index †	1,005.000	08/31/2016	1,000	0	(69)	0	(69)
	Receive	PLTMLNPM Index †	998.950	09/01/2016	0	0	(17)	0	(17)

						$0	$(206)	$54	$(260)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%	$200	$(34)	$(10)	$0	$(44)
BRC	Italy Government International Bond	1.000	12/20/2016	0.407	200	(1)	2	1	0
CBK	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.469	100	(2)	3	1	0
	Freeport-McMoRan, Inc.	1.000	09/20/2020	6.509	300	(50)	(16)	0	(66)
	Indonesia Government International Bond	1.000	12/20/2019	2.212	300	(7)	(7)	0	(14)
DUB	Indonesia Government International Bond	1.000	12/20/2019	2.212	500	(11)	(13)	0	(24)
	Italy Government International Bond	1.000	12/20/2016	0.407	200	(1)	2	1	0
	Spain Government International Bond	1.000	12/20/2016	0.370	200	0	2	2	0
MYC	Spain Government International Bond	1.000	12/20/2016	0.370	200	0	2	2	0

						$(106)	$(35)	$7	$(148)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.350%	08/15/2030	GBP	1,500	$(5)	$63	$58	$0
	Receive	1-Year BRL-CDI	11.680	01/04/2021	BRL	300	2	6	8	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		$100	0	(1)	0	(1)
BPS	Pay	1-Year BRL-CDI	14.560	01/04/2021	BRL	700	0	(3)	0	(3)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	400	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		100	0	5	5	0
DUB	Pay	1-Year BRL-CDI	13.450	01/04/2021	BRL	4,200	(1)	(53)	0	(54)
	Pay	1-Year BRL-CDI	14.500	01/04/2021		4,900	0	(26)	0	(26)
	Receive	3-Month EUR-EXT-CPI Index	0.320	08/15/2017	EUR	1,600	0	4	4	0
	Receive	3-Month USD-CPURNSA Index	0.070	12/22/2015		$800	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.485	11/19/2016		3,600	0	(76)	0	(76)
	Receive	3-Month USD-CPURNSA Index	1.480	11/20/2016		900	0	(19)	0	(19)
	Receive	3-Month USD-CPURNSA Index	1.473	11/21/2016		700	0	(15)	0	(15)
	Pay	3-Month USD-CPURNSA Index	2.065	05/12/2025		2,000	0	76	76	0
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	100	0	5	5	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		100	0	14	14	0
	Pay	1-Year BRL-CDI	13.730	01/02/2018	BRL	2,300	0	(18)	0	(18)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		600	0	(8)	0	(8)
GLM	Pay	1-Month GBP-UKRPI	3.325	08/15/2030	GBP	1,000	(3)	35	32	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		100	0	2	2	0
	Pay	1-Year BRL-CDI	13.730	01/02/2018	BRL	7,500	(1)	(59)	0	(60)
	Receive	1-Year BRL-CDI	11.680	01/04/2021		1,700	12	33	45	0
HUS	Receive	1-Year BRL-CDI	13.403	01/02/2018		9,800	0	91	91	0
	Receive	1-Year BRL-CDI	12.230	01/04/2021		100	0	2	2	0
	Pay	1-Year BRL-CDI	13.421	01/04/2021		2,400	0	(31)	0	(31)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		5,600	1	(72)	0	(71)
	Pay	1-Year BRL-CDI	14.500	01/04/2021		2,900	0	(15)	0	(15)
	Pay	1-Year BRL-CDI	14.560	01/04/2021		5,300	0	(26)	0	(26)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	300	0	13	13	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		2,800	9	156	165	0
	Receive	1-Year BRL-CDI	11.680	01/04/2021	BRL	1,200	11	21	32	0
RYL	Receive	3-Month USD-CPURNSA Index	1.550	11/05/2016		$1,200	0	(27)	0	(27)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018	EUR	100	0	0	0	0

							$25	$82	$558	$(451)

Total Return Swaps on Equity and Interest Rate Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Asset	Liability
BOA	Receive	TPNBNK Index	1,338,899	1-Month USD-LIBOR plus a specified spread	05/18/2016	JPY	278,237	$(79)	$0	$(79)
	Receive	TWSE Index	12,000	3-Month USD-LIBOR plus a specified spread	10/21/2015	TWD	99,014	(43)	0	(43)
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043		$945	(4)	0	(4)
JPM	Receive	EURO STOXX Banks Index	12,459	1-Month USD-LIBOR plus a specified spread	05/16/2016	EUR	1,718	(91)	0	(91)

								$(217)	$0	$(217)

(5)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index (6)†	7.023%	07/29/2020	$1,321	$0	$3	$3	$0
	Pay	S&P 500 Index (6)	7.156	12/18/2015	224	0	12	12	0
JPM	Pay	GOLDLNPM Index (6)†	9.000	07/24/2020	333	0	1	1	0
SOG	Pay	Nikkei 225 Index (6)	1.850	12/09/2016	230,660	0	(5)	0	(5)
	Pay	Nikkei 225 Index (6)	2.000	12/09/2016	474,991	0	(7)	0	(7)

						$0	$4	$16	$(12)

Total Swap Agreements						$(81)	$(372)	$635	$(1,088)

(6)	Variance Swap

(l)	Securities with an aggregate market value of $347 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,040	$0	$8,040
Industrials	0	1,237	0	1,237
Utilities	0	506	0	506
U.S. Government Agencies	0	1,014	0	1,014
U.S. Treasury Obligations	0	40,915	0	40,915
Mortgage-Backed Securities	0	277	0	277
Asset-Backed Securities	0	728	0	728
Sovereign Issues	0	9,171	0	9,171
Common Stocks
Consumer Discretionary	3	0	0	3
Financials	7,223	0	0	7,223
Health Care	718	0	0	718
Industrials	567	0	0	567
Information Technology	163	0	0	163
Materials	730	0	0	730
Exchange-Traded Funds	1,634	0	0	1,634
Real Estate Investment Trusts
Financials	1,490	0	0	1,490
Short-Term Instruments
Repurchase Agreements	0	676	0	676
Short-Term Notes	0	4,798	0	4,798
	$12,528	$67,362	$0	$79,890

Investments in Affiliates, at Value
Mutual Funds	26,496	0	0	26,496
Exchange-Traded Funds	1,345	0	0	1,345
Short-Term Instruments
Central Funds Used for Cash Management Purposes	328	0	0	328

	$28,169	$0	$0	$28,169

Total Investments	$40,697	$67,362	$0	$108,059

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,453)	$0	$(9,453)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	329	45	0	374
Over the counter	0	1,860	0	1,860
	$329	$1,905	$0	$2,234

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(277)	(162)	0	(439)
Over the counter	0	(2,131)	(12)	(2,143)

	$(277)	$(2,293)	$(12)	$(2,582)

Totals	$40,749	$57,521	$(12)	$98,258
There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.4%
BANK LOAN OBLIGATIONS 0.3%
Beacon Roofing Supply, Inc.
TBD% due 07/27/2016		$3,250	$3,235

Total Bank Loan Obligations (Cost $3,250)			3,235

CORPORATE BONDS & NOTES 91.9%
BANKING & FINANCE 11.1%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		1,500	1,477
4.500% due 05/15/2021		3,000	3,004
5.000% due 10/01/2021		1,000	1,023
Ally Financial, Inc.
4.125% due 03/30/2020		750	744
4.625% due 03/30/2025		1,000	948
4.750% due 09/10/2018		1,000	1,023
5.125% due 09/30/2024		2,000	1,982
6.250% due 12/01/2017		1,000	1,053
7.500% due 09/15/2020		2,795	3,179
8.000% due 03/15/2020		1,607	1,852
8.000% due 11/01/2031		401	478
Argos Merger Sub, Inc.
7.125% due 03/15/2023		2,625	2,661
Bank of America Corp.
6.250% due 09/05/2024 (d)		2,000	1,957
Barclays Bank PLC
7.625% due 11/21/2022		1,000	1,122
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	2,000	2,367
8.250% due 12/15/2018 (d)		$750	783
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		1,000	1,008
CBRE Services, Inc.
5.000% due 03/15/2023		1,000	1,007
CIT Group, Inc.
5.000% due 08/15/2022		7,000	7,009
5.250% due 03/15/2018		2,500	2,575
5.500% due 02/15/2019		1,500	1,560
Corrections Corp. of America
4.625% due 05/01/2023		1,500	1,447
5.000% due 10/15/2022		500	504
Credit Agricole S.A.
6.625% due 09/23/2019 (d)		1,500	1,447
7.875% due 01/23/2024 (d)		5,500	5,486
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		3,500	3,292
7.500% due 12/11/2023 (d)		1,000	1,044
Crown Castle International Corp.
4.875% due 04/15/2022		1,000	1,042
5.250% due 01/15/2023		2,000	2,123
Denali Borrower LLC
5.625% due 10/15/2020		6,000	6,252
ESH Hospitality, Inc.
5.250% due 05/01/2025		1,500	1,481
FelCor Lodging LP
6.000% due 06/01/2025		500	503
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		1,250	1,312
HSBC Holdings PLC
6.375% due 03/30/2025 (d)		2,500	2,391
HUB International Ltd.
7.875% due 10/01/2021		2,500	2,394
ING Groep NV
6.500% due 04/16/2025 (d)		750	716
International Lease Finance Corp.
5.875% due 08/15/2022		1,000	1,067
6.250% due 05/15/2019		2,000	2,135
8.750% due 03/15/2017		2,000	2,155
Interval Acquisition Corp.
5.625% due 04/15/2023		1,000	990
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,250	1,236
7.700% due 09/17/2025 (d)		750	734
iStar, Inc.
5.000% due 07/01/2019		1,500	1,432

Jefferies Finance LLC
6.875% due 04/15/2022		1,500	1,372
7.375% due 04/01/2020		2,000	1,938
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		7,500	7,678
Navient Corp.
4.875% due 06/17/2019		2,000	1,825
5.000% due 06/15/2018		450	431
5.000% due 10/26/2020		1,000	841
5.875% due 10/25/2024		2,500	1,969
6.125% due 03/25/2024		3,500	2,809
8.000% due 03/25/2020		1,000	960
8.450% due 06/15/2018		2,000	2,061
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		1,000	1,038
7.250% due 12/15/2021		1,500	1,526
PHH Corp.
6.375% due 08/15/2021		750	679
Provident Funding Associates LP
6.750% due 06/15/2021		500	476
Quicken Loans, Inc.
5.750% due 05/01/2025		2,000	1,902
RHP Hotel Properties LP
5.000% due 04/15/2023		1,500	1,500
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		2,100	2,121
7.648% due 09/30/2031 (d)		1,000	1,250
Societe Generale S.A.
6.000% due 01/27/2020 (d)		1,500	1,389
7.875% due 12/18/2023 (d)		2,500	2,447
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		250	256
Springleaf Finance Corp.
6.900% due 12/15/2017		2,000	2,095
Standard Chartered PLC
6.500% due 04/02/2020 (d)		1,500	1,400
UniCredit SpA
8.000% due 06/03/2024 (d)		2,860	2,736
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	900	1,381

			124,075

INDUSTRIALS 72.1%
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023		$1,000	1,008
Accudyne Industries Borrower
7.750% due 12/15/2020		3,000	2,617
Activision Blizzard, Inc.
5.625% due 09/15/2021		1,000	1,055
6.125% due 09/15/2023		3,000	3,195
ADT Corp.
3.500% due 07/15/2022		3,500	3,115
4.125% due 06/15/2023		2,500	2,262
4.875% due 07/15/2042		1,000	725
6.250% due 10/15/2021		2,000	2,072
AECOM
5.750% due 10/15/2022		625	631
5.875% due 10/15/2024		1,000	1,010
Aguila S.A.
7.875% due 01/31/2018		2,500	2,528
Air Medical Merger Sub Corp.
6.375% due 05/15/2023		3,000	2,745
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,055
Alcoa, Inc.
5.125% due 10/01/2024		1,500	1,421
Aleris International, Inc.
7.625% due 02/15/2018		2,000	1,955
7.875% due 11/01/2020		750	731
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,750	2,421
Allegion PLC
5.875% due 09/15/2023		750	771
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		1,000	1,030
Alliance Data Systems Corp.
5.375% due 08/01/2022		750	733
6.375% due 04/01/2020		1,250	1,277
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		3,000	2,925
Altice Financing S.A.
6.625% due 02/15/2023		5,000	4,812
Altice Finco S.A.
7.625% due 02/15/2025		2,000	1,870

Altice Luxembourg S.A.
7.625% due 02/15/2025		3,000	2,636
7.750% due 05/15/2022		5,000	4,562
AMC Networks, Inc.
4.750% due 12/15/2022		2,000	1,892
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		2,000	1,990
Amsted Industries, Inc.
5.000% due 03/15/2022		2,000	1,980
5.375% due 09/15/2024		1,000	978
Anixter, Inc.
5.125% due 10/01/2021		500	498
5.500% due 03/01/2023		500	494
Antero Resources Corp.
5.125% due 12/01/2022		2,000	1,730
5.375% due 11/01/2021		1,000	885
6.000% due 12/01/2020		1,000	930
Ashland, Inc.
4.750% due 08/15/2022		4,000	3,740
6.875% due 05/15/2043		1,250	1,169
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,215
Audatex North America, Inc.
6.125% due 11/01/2023		1,250	1,261
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		1,000	1,056
Axiall Corp.
4.875% due 05/15/2023		1,000	844
B&G Foods, Inc.
4.625% due 06/01/2021		2,000	1,932
Ball Corp.
5.250% due 07/01/2025		1,500	1,484
Baytex Energy Corp.
5.125% due 06/01/2021		750	600
5.625% due 06/01/2024		750	596
Belden, Inc.
5.250% due 07/15/2024		1,000	930
5.500% due 09/01/2022		2,000	1,945
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016		1,500	1,483
Blue Coat Holdings, Inc.
8.375% due 06/01/2023		1,000	1,003
BMC Software Finance, Inc.
8.125% due 07/15/2021		2,000	1,624
Boise Cascade Co.
6.375% due 11/01/2020		750	776
Bombardier, Inc.
5.500% due 09/15/2018		1,000	870
7.500% due 03/15/2025		2,000	1,510
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		1,000	714
Boyd Gaming Corp.
6.875% due 05/15/2023		500	510
Brakes Capital
7.125% due 12/15/2018	GBP	750	1,176
Bristow Group, Inc.
6.250% due 10/15/2022		$400	346
Building Materials Corp. of America
5.375% due 11/15/2024		4,000	3,970
6.000% due 10/15/2025 (a)		1,000	1,015
6.750% due 05/01/2021		2,000	2,137
Burger King Worldwide, Inc.
6.000% due 04/01/2022		4,000	4,070
Cable One, Inc.
5.750% due 06/15/2022		750	741
Cablevision Systems Corp.
5.875% due 09/15/2022		2,000	1,520
California Resources Corp.
5.500% due 09/15/2021		3,000	1,845
6.000% due 11/15/2024		4,000	2,415
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		3,000	2,998
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023		1,000	883
Cascades, Inc.
5.500% due 07/15/2022		750	715
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		1,250	1,325
CCO Holdings LLC
5.125% due 02/15/2023		3,000	2,775
5.125% due 05/01/2023		2,000	1,846
5.250% due 09/30/2022		5,000	4,700
5.375% due 05/01/2025		1,000	914
5.750% due 09/01/2023		2,750	2,623
5.750% due 01/15/2024		1,000	958
5.875% due 05/01/2027		1,000	930
6.625% due 01/31/2022		1,000	1,010

Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,000	948
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	2,651
6.375% due 09/15/2020		1,650	1,563
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,000	1,208
CHC Helicopter S.A.
9.250% due 10/15/2020		$2,250	1,271
Chemours Co.
6.625% due 05/15/2023		1,500	1,013
7.000% due 05/15/2025		1,000	660
Chemtura Corp.
5.750% due 07/15/2021		1,500	1,489
Chesapeake Energy Corp.
4.875% due 04/15/2022		3,000	1,972
5.750% due 03/15/2023		6,000	3,943
Churchill Downs, Inc.
5.375% due 12/15/2021		500	508
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,518
7.625% due 03/15/2020		3,000	3,019
CNH Industrial Capital LLC
3.375% due 07/15/2019		500	479
3.625% due 04/15/2018		2,000	1,954
Coeur Mining, Inc.
7.875% due 02/01/2021		1,000	605
Cogent Communications Group, Inc.
5.375% due 03/01/2022		1,000	973
Columbus International, Inc.
7.375% due 03/30/2021		1,250	1,298
CommScope Technologies Finance LLC
6.000% due 06/15/2025		1,250	1,202
CommScope, Inc.
5.000% due 06/15/2021		1,000	981
5.500% due 06/15/2024		1,750	1,678
Community Health Systems, Inc.
5.125% due 08/01/2021		2,000	2,040
6.875% due 02/01/2022		3,000	3,071
7.125% due 07/15/2020		2,000	2,085
8.000% due 11/15/2019		2,000	2,086
Concho Resources, Inc.
5.500% due 04/01/2023		1,500	1,433
6.500% due 01/15/2022		1,750	1,726
Concordia Healthcare Corp.
7.000% due 04/15/2023		1,500	1,313
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,000	678
Constellation Brands, Inc.
4.250% due 05/01/2023		2,000	1,997
6.000% due 05/01/2022		1,000	1,095
Constellium NV
5.750% due 05/15/2024		1,000	765
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		80	80
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		3,000	2,959
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,101
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		10,000	8,625
Crown Americas LLC
4.500% due 01/15/2023		2,000	1,975
CSC Holdings LLC
5.250% due 06/01/2024		2,000	1,582
7.625% due 07/15/2018		1,000	1,053
7.875% due 02/15/2018		1,000	1,055
8.625% due 02/15/2019		1,000	1,033
CST Brands, Inc.
5.000% due 05/01/2023		1,250	1,247
Darling Ingredients, Inc.
5.375% due 01/15/2022		3,000	2,951
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025		3,000	2,887
5.125% due 07/15/2024		3,000	2,952
5.750% due 08/15/2022		3,000	3,131
Dean Foods Co.
6.500% due 03/15/2023		1,750	1,781
Denbury Resources, Inc.
4.625% due 07/15/2023		1,000	545
5.500% due 05/01/2022		1,000	598
Digicel Group Ltd.
7.125% due 04/01/2022		2,000	1,735
8.250% due 09/30/2020		1,000	930

Digicel Ltd.
6.000% due 04/15/2021	1,000	913
DISH DBS Corp.
5.000% due 03/15/2023	5,000	4,200
5.125% due 05/01/2020	1,000	930
5.875% due 07/15/2022	5,000	4,425
5.875% due 11/15/2024	2,000	1,705
6.750% due 06/01/2021	1,000	958
DJO Finance LLC
10.750% due 04/15/2020	500	503
DJO Finco, Inc.
8.125% due 06/15/2021	1,500	1,466
Dollar Tree, Inc.
5.250% due 03/01/2020	750	773
5.750% due 03/01/2023	2,000	2,085
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,250	1,138
Dynegy, Inc.
6.750% due 11/01/2019	3,000	3,022
7.375% due 11/01/2022	2,000	2,025
7.625% due 11/01/2024	2,000	2,030
Eagle Spinco, Inc.
4.625% due 02/15/2021	3,500	2,975
Endo Finance LLC
5.375% due 01/15/2023	3,000	2,891
5.750% due 01/15/2022	3,500	3,456
6.000% due 07/15/2023	1,750	1,737
6.000% due 02/01/2025	2,000	1,962
Energizer Holdings, Inc.
5.500% due 06/15/2025	1,000	976
EnPro Industries, Inc.
5.875% due 09/15/2022	1,125	1,136
Envision Healthcare Corp.
5.125% due 07/01/2022	2,000	1,985
Era Group, Inc.
7.750% due 12/15/2022	750	720
Fiat Chrysler Automobiles NV
5.250% due 04/15/2023	2,500	2,344
First Data Corp.
6.750% due 11/01/2020	2,275	2,383
8.250% due 01/15/2021	4,000	4,165
12.625% due 01/15/2021	3,000	3,416
First Quality Finance Co., Inc.
4.625% due 05/15/2021	1,500	1,403
First Quantum Minerals Ltd.
6.750% due 02/15/2020	1,140	770
7.000% due 02/15/2021	2,500	1,631
7.250% due 05/15/2022	1,000	623
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	500	491
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	2,000	1,300
8.250% due 11/01/2019	750	605
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	750	752
4.750% due 10/15/2024	1,250	1,239
5.625% due 07/31/2019	1,000	1,071
5.875% due 01/31/2022	1,250	1,347
FTS International, Inc.
6.250% due 05/01/2022	875	276
Gardner Denver, Inc.
6.875% due 08/15/2021	9,000	8,010
Gates Global LLC
6.000% due 07/15/2022	4,000	3,240
GCI, Inc.
6.875% due 04/15/2025	750	758
General Cable Corp.
5.750% due 10/01/2022	1,250	1,081
Geo Group, Inc.
5.125% due 04/01/2023	1,000	993
Getty Images, Inc.
7.000% due 10/15/2020	3,000	893
GLP Capital LP
5.375% due 11/01/2023	1,500	1,530
Graphic Packaging International, Inc.
4.875% due 11/15/2022	500	500
Griffon Corp.
5.250% due 03/01/2022	3,000	2,861
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	2,000	1,990
Gulfport Energy Corp.
6.625% due 05/01/2023	1,000	925
7.750% due 11/01/2020	1,500	1,481
H&E Equipment Services, Inc.
7.000% due 09/01/2022	750	731

Halcon Resources Corp.
8.625% due 02/01/2020	1,000	835
HCA Holdings, Inc.
6.250% due 02/15/2021	4,000	4,270
HCA, Inc.
4.750% due 05/01/2023	5,000	5,030
5.000% due 03/15/2024	2,500	2,512
5.375% due 02/01/2025	2,000	1,990
5.875% due 05/01/2023	1,750	1,820
7.190% due 11/15/2015	180	181
7.500% due 02/15/2022	4,000	4,530
8.000% due 10/01/2018	2,000	2,265
HD Supply, Inc.
5.250% due 12/15/2021	1,500	1,513
7.500% due 07/15/2020	4,000	4,180
11.000% due 04/15/2020	2,000	2,225
Hearthside Group Holdings LLC
6.500% due 05/01/2022	3,000	2,790
Hertz Corp.
5.875% due 10/15/2020	1,000	1,000
6.250% due 10/15/2022	500	504
6.750% due 04/15/2019	2,000	2,040
7.375% due 01/15/2021	1,500	1,556
Hexion, Inc.
6.625% due 04/15/2020	1,500	1,283
8.875% due 02/01/2018	1,000	797
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	3,500	3,631
Hologic, Inc.
5.250% due 07/15/2022	750	759
Horizon Pharma Financing, Inc.
6.625% due 05/01/2023	1,000	886
Hospira, Inc.
5.800% due 08/12/2023	1,000	1,160
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	450	485
7.625% due 06/15/2021	1,000	1,075
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	750	768
Huntsman International LLC
4.875% due 11/15/2020	2,000	1,748
5.125% due 11/15/2022	1,500	1,290
iHeartCommunications, Inc.
9.000% due 03/01/2021	2,500	2,094
IHS, Inc.
5.000% due 11/01/2022	625	602
Immucor, Inc.
11.125% due 08/15/2019	1,000	1,035
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	4,000	3,310
6.625% due 12/15/2022	2,500	1,962
7.250% due 10/15/2020	2,000	1,842
7.500% due 04/01/2021	3,500	3,242
Intelsat Luxembourg S.A.
7.750% due 06/01/2021	1,500	981
8.125% due 06/01/2023	2,000	1,310
Interactive Data Corp.
5.875% due 04/15/2019	2,250	2,261
International Game Technology PLC
6.250% due 02/15/2022	1,500	1,403
6.500% due 02/15/2025	1,500	1,358
Italics Merger Sub, Inc.
7.125% due 07/15/2023	500	479
Jarden Corp.
7.500% due 05/01/2017	1,500	1,609
JMC Steel Group, Inc.
8.250% due 03/15/2018	2,000	1,370
Kinetic Concepts, Inc.
10.500% due 11/01/2018	3,000	3,148
12.500% due 11/01/2019	2,000	2,127
KLX, Inc.
5.875% due 12/01/2022	3,500	3,422
L Brands, Inc.
5.625% due 02/15/2022	1,250	1,327
Lamar Media Corp.
5.000% due 05/01/2023	1,000	990
5.875% due 02/01/2022	500	522
Land O’ Lakes, Inc.
6.000% due 11/15/2022	1,000	1,055
Laredo Petroleum, Inc.
5.625% due 01/15/2022	1,000	900
7.375% due 05/01/2022	1,000	973
Level 3 Financing, Inc.
5.125% due 05/01/2023	1,250	1,197
5.375% due 05/01/2025	1,000	953

LifePoint Health, Inc.
5.500% due 12/01/2021	2,000	2,022
LIN Television Corp.
5.875% due 11/15/2022	750	746
Live Nation Entertainment, Inc.
7.000% due 09/01/2020	1,000	1,035
LKQ Corp.
4.750% due 05/15/2023	1,500	1,451
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	3,500	3,043
5.500% due 04/15/2025	1,000	895
5.625% due 10/15/2023	1,000	914
5.750% due 08/01/2022	3,000	2,906
Manitowoc Co., Inc.
5.875% due 10/15/2022	1,250	1,334
8.500% due 11/01/2020	2,000	2,095
Masonite International Corp.
5.625% due 03/15/2023	1,000	1,025
Matador Resources Co.
6.875% due 04/15/2023	500	483
MCE Finance Ltd.
5.000% due 02/15/2021	2,000	1,770
MGM Resorts International
6.000% due 03/15/2023	2,500	2,431
6.625% due 12/15/2021	5,000	5,150
6.750% due 10/01/2020	4,000	4,150
7.625% due 01/15/2017	2,000	2,100
7.750% due 03/15/2022	2,000	2,137
8.625% due 02/01/2019	1,500	1,654
MPH Acquisition Holdings LLC
6.625% due 04/01/2022	3,000	3,007
MSCI, Inc.
5.250% due 11/15/2024	500	508
5.750% due 08/15/2025	1,000	1,010
Multi-Color Corp.
6.125% due 12/01/2022	1,000	1,028
Murphy Oil USA, Inc.
6.000% due 08/15/2023	1,250	1,284
NBTY, Inc.
9.000% due 10/01/2018	1,500	1,537
NCR Corp.
4.625% due 02/15/2021	1,500	1,442
5.000% due 07/15/2022	2,000	1,902
5.875% due 12/15/2021	500	492
6.375% due 12/15/2023	500	492
NCSG Crane & Heavy Haul Services, Inc.
9.500% due 08/15/2019	1,000	585
Neptune Finco Corp.
6.625% due 10/15/2025 (a)	1,000	1,008
10.125% due 01/15/2023 (a)	750	758
NeuStar, Inc.
4.500% due 01/15/2023	400	341
Newfield Exploration Co.
5.375% due 01/01/2026	3,000	2,760
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021	750	731
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021	2,000	1,997
Nielsen Finance LLC
4.500% due 10/01/2020	1,000	1,006
5.000% due 04/15/2022	1,750	1,700
Norbord, Inc.
6.250% due 04/15/2023	1,000	983
Novelis, Inc.
8.750% due 12/15/2020	3,500	3,387
Numericable SFR S.A.S.
4.875% due 05/15/2019	2,750	2,667
Numericable-SFR S.A.S.
6.000% due 05/15/2022	5,000	4,831
6.250% due 05/15/2024	4,000	3,870
NXP BV
4.125% due 06/15/2020	1,000	1,005
5.750% due 03/15/2023	3,000	3,127
Oasis Petroleum, Inc.
6.500% due 11/01/2021	1,000	793
6.875% due 03/15/2022	2,000	1,580
6.875% due 01/15/2023	750	585
Oshkosh Corp.
5.375% due 03/01/2025	625	630
Outfront Media Capital LLC
5.250% due 02/15/2022	500	501
5.625% due 02/15/2024	1,000	1,018
5.875% due 03/15/2025	1,000	1,021
Party City Holdings, Inc.
6.125% due 08/15/2023	1,250	1,266

Penn National Gaming, Inc.
5.875% due 11/01/2021		1,500	1,521
Perstorp Holding AB
8.750% due 05/15/2017		3,000	3,090
11.000% due 08/15/2017		1,250	1,294
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		2,500	2,544
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		2,000	2,020
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		2,000	1,970
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021		1,500	1,595
7.500% due 04/15/2021		1,000	1,048
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		3,000	2,955
Pinnacle Operating Corp.
9.000% due 11/15/2020		500	486
Platform Specialty Products Corp.
6.500% due 02/01/2022		5,000	4,325
Ply Gem Industries, Inc.
6.500% due 02/01/2022		3,000	2,891
Post Holdings, Inc.
6.000% due 12/15/2022		2,500	2,403
6.750% due 12/01/2021		3,500	3,509
7.375% due 02/15/2022		2,000	2,042
7.750% due 03/15/2024		1,000	1,028
8.000% due 07/15/2025		750	774
Prestige Brands, Inc.
5.375% due 12/15/2021		2,750	2,695
8.125% due 02/01/2020		500	526
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	500	478
PVH Corp.
4.500% due 12/15/2022		$2,500	2,431
Qualitytech LP
5.875% due 08/01/2022		2,000	2,007
Quintiles Transnational Corp.
4.875% due 05/15/2023		1,500	1,489
Range Resources Corp.
4.875% due 05/15/2025		1,000	894
5.000% due 08/15/2022		1,000	890
5.000% due 03/15/2023		2,000	1,779
5.750% due 06/01/2021		500	474
Regency Energy Partners LP
4.500% due 11/01/2023		1,500	1,389
5.500% due 04/15/2023		1,500	1,459
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		5,000	5,062
6.875% due 02/15/2021		1,500	1,551
7.875% due 08/15/2019		1,000	1,041
8.250% due 02/15/2021		3,000	3,007
9.875% due 08/15/2019		1,000	1,037
Rice Energy, Inc.
6.250% due 05/01/2022		500	448
7.250% due 05/01/2023		1,000	943
Rite Aid Corp.
6.125% due 04/01/2023		2,000	1,992
Rockies Express Pipeline LLC
5.625% due 04/15/2020		2,250	2,194
6.000% due 01/15/2019		1,500	1,481
6.875% due 04/15/2040		500	464
RSI Home Products, Inc.
6.500% due 03/15/2023		1,000	1,005
Ryland Group, Inc.
5.375% due 10/01/2022		1,000	1,015
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		750	699
5.625% due 04/15/2023		2,500	2,256
5.750% due 05/15/2024		5,000	4,475
Sable International Finance Ltd.
8.750% due 02/01/2020		1,000	1,054
Sabre GLBL, Inc.
5.375% due 04/15/2023		1,500	1,485
Sally Holdings LLC
5.750% due 06/01/2022		1,500	1,571
Sanchez Energy Corp.
6.125% due 01/15/2023		2,500	1,687
SandRidge Energy, Inc.
7.500% due 03/15/2021 ^		500	113
7.500% due 02/15/2023 ^		500	110
SBA Communications Corp.
4.875% due 07/15/2022		2,500	2,462
5.625% due 10/01/2019		500	517
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,034

Schaeffler Finance BV
4.250% due 05/15/2021		3,000	2,895
4.750% due 05/15/2021		3,000	2,970
4.750% due 05/15/2023		1,250	1,213
Schaeffler Holding Finance BV
6.250% due 11/15/2019 (b)		1,750	1,862
6.750% due 11/15/2022 (b)		4,000	4,320
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		3,500	3,618
Scientific Games International, Inc.
6.250% due 09/01/2020		1,250	903
7.000% due 01/01/2022		1,000	993
10.000% due 12/01/2022		1,500	1,313
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	521
Sealed Air Corp.
4.875% due 12/01/2022		500	496
5.125% due 12/01/2024		1,000	983
5.250% due 04/01/2023		1,500	1,511
5.500% due 09/15/2025		1,000	1,018
Sensata Technologies BV
4.875% due 10/15/2023		2,250	2,157
5.000% due 10/01/2025		1,000	938
5.625% due 11/01/2024		1,250	1,252
Serta Simmons Bedding LLC
8.125% due 10/01/2020		2,500	2,634
Seventy Seven Operating LLC
6.625% due 11/15/2019		1,000	630
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	1,750	2,009
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$3,000	2,850
Sinclair Television Group, Inc.
5.625% due 08/01/2024		1,500	1,369
6.125% due 10/01/2022		1,000	995
Sirius XM Radio, Inc.
5.375% due 04/15/2025		3,000	2,872
Smithfield Foods, Inc.
6.625% due 08/15/2022		3,000	3,172
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	611
SoftBank Group Corp.
4.500% due 04/15/2020		2,000	1,942
Sophia LP
9.750% due 01/15/2019		2,000	2,151
Spectrum Brands, Inc.
5.750% due 07/15/2025		1,500	1,538
6.125% due 12/15/2024		1,000	1,035
6.375% due 11/15/2020		500	531
6.625% due 11/15/2022		2,500	2,656
Springs Industries, Inc.
6.250% due 06/01/2021		3,000	2,985
Starz LLC
5.000% due 09/15/2019		1,500	1,496
Steel Dynamics, Inc.
5.125% due 10/01/2021		1,000	953
5.500% due 10/01/2024		500	460
6.125% due 08/15/2019		500	514
6.375% due 08/15/2022		500	494
Suburban Propane Partners LP
5.750% due 03/01/2025		1,000	953
7.375% due 08/01/2021		182	191
Sun Products Corp.
7.750% due 03/15/2021		2,000	1,710
SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,034
7.625% due 11/15/2020		1,500	1,562
Sunoco LP
5.500% due 08/01/2020		2,000	1,980
T-Mobile USA, Inc.
6.000% due 03/01/2023		1,250	1,209
6.250% due 04/01/2021		2,000	1,998
6.375% due 03/01/2025		2,000	1,915
6.625% due 11/15/2020		1,000	1,019
6.625% due 04/01/2023		3,000	2,977
6.731% due 04/28/2022		2,500	2,500
6.836% due 04/28/2023		2,000	1,985
TEGNA, Inc.
4.875% due 09/15/2021		500	491
5.500% due 09/15/2024		1,000	975
Teine Energy Ltd.
6.875% due 09/30/2022		750	644
Tempur Sealy International, Inc.
5.625% due 10/15/2023		1,250	1,255
Tenet Healthcare Corp.
4.375% due 10/01/2021		2,000	1,960

4.500% due 04/01/2021		5,000	4,944
5.000% due 03/01/2019		2,250	2,185
6.000% due 10/01/2020		1,000	1,058
6.750% due 06/15/2023		1,000	995
8.000% due 08/01/2020		1,500	1,552
8.125% due 04/01/2022		1,000	1,065
Terex Corp.
6.000% due 05/15/2021		1,100	1,070
Tesoro Logistics LP
5.875% due 10/01/2020		391	381
6.250% due 10/15/2022		1,500	1,470
Time, Inc.
5.750% due 04/15/2022		1,750	1,645
TransDigm, Inc.
5.500% due 10/15/2020		2,000	1,916
6.000% due 07/15/2022		2,500	2,344
6.500% due 07/15/2024		4,000	3,779
TreeHouse Foods, Inc.
4.875% due 03/15/2022		2,000	1,915
Tribune Media Co.
5.875% due 07/15/2022		1,500	1,459
Trinseo Materials Operating S.C.A.
6.750% due 05/01/2022		1,000	963
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	940
Tronox Finance LLC
6.375% due 08/15/2020		1,500	960
7.500% due 03/15/2022		1,000	635
Tullow Oil PLC
6.250% due 04/15/2022		2,000	1,410
United Rentals North America, Inc.
4.625% due 07/15/2023		4,000	3,890
5.500% due 07/15/2025		1,250	1,173
6.125% due 06/15/2023		500	501
7.625% due 04/15/2022		2,250	2,402
8.250% due 02/01/2021		692	732
Unitymedia GmbH
6.125% due 01/15/2025		1,000	973
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		3,000	2,827
5.500% due 01/15/2023		2,500	2,506
5.750% due 01/15/2023	EUR	135	159
Univar USA, Inc.
6.750% due 07/15/2023		$1,000	933
Univision Communications, Inc.
5.125% due 05/15/2023		3,000	2,865
5.125% due 02/15/2025		4,500	4,230
6.750% due 09/15/2022		1,357	1,410
8.500% due 05/15/2021		2,000	2,087
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,388
6.750% due 03/15/2023		2,000	2,405
6.750% due 03/15/2023	CHF	1,000	1,106
UPCB Finance Ltd.
5.375% due 01/15/2025		$1,000	945
7.250% due 11/15/2021		1,125	1,195
USG Corp.
5.500% due 03/01/2025		1,250	1,252
5.875% due 11/01/2021		2,500	2,606
Valeant Pharmaceuticals International, Inc.
5.500% due 03/01/2023		1,250	1,188
5.625% due 12/01/2021		3,000	2,857
5.875% due 05/15/2023		1,750	1,682
6.125% due 04/15/2025		3,250	3,121
6.375% due 10/15/2020		1,000	997
6.750% due 08/15/2021		2,000	2,025
7.000% due 10/01/2020		1,000	1,023
7.250% due 07/15/2022		3,000	3,094
7.500% due 07/15/2021		3,000	3,097
VeriSign, Inc.
4.625% due 05/01/2023		2,000	1,955
5.250% due 04/01/2025		1,000	995
Videotron Ltd.
5.375% due 06/15/2024		1,250	1,234
Vista Outdoor, Inc.
5.875% due 10/01/2023		2,000	2,040
WhiteWave Foods Co.
5.375% due 10/01/2022		1,000	1,040
Whiting Petroleum Corp.
5.750% due 03/15/2021		3,000	2,611
6.250% due 04/01/2023		2,000	1,740
Wind Acquisition Finance S.A.
4.750% due 07/15/2020		3,000	2,977
7.375% due 04/23/2021		3,000	2,970
Wise Metals Group LLC
8.750% due 12/15/2018		1,000	965

Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	522
WPX Energy, Inc.
5.250% due 09/15/2024	1,000	810
7.500% due 08/01/2020	750	690
8.250% due 08/01/2023	875	796
WR Grace & Co-Conn
5.125% due 10/01/2021	1,000	990
5.625% due 10/01/2024	900	885
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,000	830
5.375% due 03/15/2022	2,500	2,312
5.500% due 03/01/2025	2,500	2,153
Wynn Macau Ltd.
5.250% due 10/15/2021	2,000	1,746
XPO Logistics, Inc.
6.500% due 06/15/2022	3,250	2,760
7.875% due 09/01/2019	2,250	2,202
Zebra Technologies Corp.
7.250% due 10/15/2022	2,000	2,135
ZF North America Capital, Inc.
4.750% due 04/29/2025	2,500	2,294
Ziggo Bond Finance BV
5.875% due 01/15/2025	2,000	1,837

		807,534

UTILITIES 8.7%
AES Corp.
3.324% due 06/01/2019	1,500	1,429
7.375% due 07/01/2021	2,250	2,346
8.000% due 06/01/2020	1,500	1,702
Blue Racer Midstream LLC
6.125% due 11/15/2022	2,000	1,910
Calpine Corp.
5.375% due 01/15/2023	4,000	3,750
5.750% due 01/15/2025	3,000	2,816
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	981
7.250% due 12/01/2020	500	521
EP Energy LLC
9.375% due 05/01/2020	2,000	1,730
Frontier Communications Corp.
6.875% due 01/15/2025	3,000	2,441
7.125% due 03/15/2019	1,125	1,108
10.500% due 09/15/2022	500	488
11.000% due 09/15/2025	1,250	1,213
Genesis Energy LP
5.625% due 06/15/2024	1,000	865
6.000% due 05/15/2023	1,250	1,106
6.750% due 08/01/2022	2,000	1,887
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,043
MarkWest Energy Partners LP
4.500% due 07/15/2023	2,500	2,307
4.875% due 12/01/2024	1,000	920
4.875% due 06/01/2025	1,000	922
5.500% due 02/15/2023	750	730
Midwest Generation LLC
8.560% due 01/02/2016	45	45
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,340
NRG Energy, Inc.
6.250% due 07/15/2022	2,250	2,059
6.250% due 05/01/2024	1,000	888
6.625% due 03/15/2023	1,500	1,388
7.625% due 01/15/2018	3,000	3,165
7.875% due 05/15/2021	1,000	1,019
8.250% due 09/01/2020	2,250	2,322
NSG Holdings LLC
7.750% due 12/15/2025	1,482	1,634
Parsley Energy LLC
7.500% due 02/15/2022	500	488
PBF Logistics LP
6.875% due 05/15/2023	500	436
Petrobras Global Finance BV
6.250% due 03/17/2024	250	183
6.750% due 01/27/2041	250	161
Red Oak Power LLC
8.540% due 11/30/2019	593	631
Rose Rock Midstream LP
5.625% due 11/15/2023	500	438
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	2,182
6.900% due 05/01/2019	3,000	2,647
8.750% due 03/15/2032	3,000	2,340

Sprint Communications, Inc.
6.000% due 11/15/2022	4,500	3,397
7.000% due 03/01/2020	1,500	1,507
9.000% due 11/15/2018	1,500	1,579
Sprint Corp.
7.125% due 06/15/2024	3,500	2,702
7.250% due 09/15/2021	3,000	2,464
7.625% due 02/15/2025	1,500	1,165
7.875% due 09/15/2023	2,000	1,624
Summit Midstream Holdings LLC
5.500% due 08/15/2022	1,250	1,081
Talen Energy Supply LLC
4.625% due 07/15/2019	3,000	2,745
6.500% due 06/01/2025	1,000	861
Targa Resources Partners LP
4.125% due 11/15/2019	750	677
4.250% due 11/15/2023	2,000	1,670
5.000% due 01/15/2018	1,000	958
5.250% due 05/01/2023	2,000	1,785
6.375% due 08/01/2022	375	360
6.625% due 10/01/2020	1,000	980
Telecom Italia Capital S.A.
6.375% due 11/15/2033	1,000	963
Telecom Italia SpA
5.303% due 05/30/2024	5,100	5,004
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,181	1,241
Terraform Global Operating LLC
9.750% due 08/15/2022	500	401
TerraForm Power Operating LLC
5.875% due 02/01/2023	2,000	1,775
6.125% due 06/15/2025	500	434
Virgin Media Finance PLC
5.750% due 01/15/2025	1,000	943
6.000% due 10/15/2024	1,500	1,449
6.375% due 04/15/2023	2,000	1,997
Williams Partners LP
4.875% due 05/15/2023	2,000	1,853

		97,196

Total Corporate Bonds & Notes (Cost $1,089,184)		1,028,805

MORTGAGE-BACKED SECURITIES 0.2%
Bear Stearns ALT-A Trust
4.139% due 11/25/2036 ^	697	533
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	7	7
Countrywide Alternative Loan Trust
0.446% due 05/20/2046 ^	109	85
Countrywide Home Loan Mortgage Pass-Through Trust
0.514% due 03/25/2035	69	53
2.548% due 05/20/2036 ^	390	348
GSR Mortgage Loan Trust
2.926% due 04/25/2035	9	8
IndyMac Mortgage Loan Trust
6.000% due 07/25/2037	525	474
WaMu Mortgage Pass-Through Certificates Trust
2.026% due 12/25/2036 ^	419	373
2.398% due 09/25/2036 ^	27	25
Washington Mutual Mortgage Pass-Through Certificates Trust
1.169% due 05/25/2046	37	28

Total Mortgage-Backed Securities (Cost $1,370)		1,934

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.264% due 01/25/2037 ^	94	43

Total Asset-Backed Securities (Cost $63)		43

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (e) 0.0%		277

U.S. TREASURY BILLS 0.0%
0.144% due 01/14/2016 - 02/11/2016 (c)(h)	392	392

Total Short-Term Instruments (Cost $669)		669

Total Investments in Securities (Cost $1,094,536)		1,034,686

	SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	7,184,460	71,234

Total Short-Term Instruments (Cost $71,245)		71,234

Total Investments in Affiliates (Cost $71,245)		71,234

Total Investments 98.8% (Cost $1,165,781)		$1,105,920
Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $0)		(222)
Other Assets and Liabilities, net 1.2%		13,970

Net Assets 100.0%		$1,119,668

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$277	U.S. Treasury Notes 1.875% due 06/30/2020	$(283)	$277	$277

Total Repurchase Agreements						$(283)	$277	$277

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$24,250	$1,155	$(278)	$80	$0

Total Swap Agreements				$1,155	$(278)	$80	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $1,713 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	11/2015	EUR	11,660		$12,709	$0	$(328)
DUB	11/2015	CHF	1,152		1,175	0	(9)
GLM	11/2015	GBP	1,570		2,408	34	0
JPM	11/2015		$1,887	EUR	1,689	1	0

Total Forward Foreign Currency Contracts						$35	$(337)

(h)	Securities with an aggregate market value of $392 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$3,235	$3,235
Corporate Bonds & Notes
Banking & Finance	0	124,075	0	124,075
Industrials	0	807,534	0	807,534
Utilities	0	97,150	46	97,196
Mortgage-Backed Securities	0	1,934	0	1,934
Asset-Backed Securities	0	43	0	43
Short-Term Instruments
Repurchase Agreements	0	277	0	277
U.S. Treasury Bills	0	392	0	392
	$0	$1,031,405	$3,281	$1,034,686

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$71,234	$0	$0	$71,234

Total Investments	$71,234	$1,031,405	$3,281	$1,105,920

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	80	0	80
Over the counter	0	35	0	35
	$0	$115	$0	$115

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(337)	$0	$(337)

Totals	$71,234	$1,031,183	$3,281	$1,105,698

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.2%
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.3%
Private Export Funding Corp.
5.000% due 12/15/2016	$500	$527

INDUSTRIALS 0.3%
Vessel Management Services, Inc.
3.432% due 08/15/2036	668	693

Total Corporate Bonds & Notes (Cost $1,168)		1,220

U.S. GOVERNMENT AGENCIES 14.5%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030 (b)	3,200	2,223
0.254% due 07/25/2037	28	26
0.644% due 08/25/2021	3	3
0.794% due 08/25/2022	1	1
1.094% due 04/25/2032	5	6
2.249% due 01/01/2033	7	8
4.250% due 05/25/2037	71	80
4.500% due 06/25/2019	80	83
5.000% due 04/25/2032 - 08/25/2033	339	385
5.500% due 12/25/2035	110	131
5.625% due 07/15/2037	400	546
6.080% due 09/01/2028	64	87
6.500% due 07/25/2031	154	178
6.625% due 11/15/2030	1,000	1,447
Federal Housing Administration
6.896% due 07/01/2020	78	74
Financing Corp.
0.000% due 09/26/2019 (b)	1,500	1,411
10.700% due 10/06/2017	650	778
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,800	1,591
0.607% due 01/15/2033	11	11
0.907% due 02/15/2027	4	4
1.207% due 02/15/2021	6	6
1.383% due 10/25/2044	43	44
3.000% due 04/15/2053	1,240	1,090
4.000% due 06/15/2032 - 09/15/2044	3,797	4,113
5.400% due 03/17/2021	1,000	1,018
5.500% due 08/15/2030 - 02/15/2034	558	628
5.625% due 11/23/2035	600	604
6.750% due 03/15/2031	200	293
7.000% due 07/15/2023 - 12/01/2031	15	18
8.250% due 06/01/2016	350	368
Ginnie Mae
2.000% due 08/20/2030	5	5
3.500% due 01/20/2044	643	648
6.000% due 08/20/2033	1,397	1,601
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023 (b)	1,800	1,491
5.500% due 04/26/2024	400	496
Overseas Private Investment Corp.
4.736% due 03/15/2022	228	251
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030 (b)	4,000	2,972
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	2,017
Resolution Funding Corp. Strips
0.000% due 04/15/2028 - 04/15/2029 (b)	3,200	2,214
Small Business Administration
5.240% due 08/01/2023	124	136
5.290% due 12/01/2027	208	232
Tennessee Valley Authority
4.625% due 09/15/2060	400	440
Tennessee Valley Authority Strips
0.000% due 05/01/2030 (b)	800	479

Total U.S. Government Agencies (Cost $27,759)		30,237

U.S. TREASURY OBLIGATIONS 92.0%
U.S. Treasury Bonds
2.500% due 05/15/2024	16,400	17,093

2.750% due 08/15/2042	3,300	3,221
2.750% due 11/15/2042 (e)	33,100	32,261
3.000% due 11/15/2044	1,300	1,329
3.000% due 05/15/2045	400	410
3.125% due 11/15/2041 (e)	5,800	6,122
3.125% due 02/15/2042 (e)	25,200	26,542
3.125% due 02/15/2043 (e)	11,150	11,686
3.375% due 05/15/2044 (e)	34,400	37,783
3.875% due 08/15/2040	1,300	1,550
4.375% due 11/15/2039 (e)	16,800	21,570
4.500% due 08/15/2039 (e)	4,900	6,398
4.625% due 02/15/2040	1,200	1,596
5.500% due 08/15/2028	700	955
6.000% due 02/15/2026	1,900	2,599
6.125% due 11/15/2027	1,000	1,420
6.500% due 11/15/2026	1,000	1,435
U.S. Treasury Inflation Protected Securities (c)
0.750% due 02/15/2042	951	835
0.750% due 02/15/2045	1,926	1,675
1.375% due 02/15/2044	1,331	1,355
2.000% due 01/15/2026	240	270
3.625% due 04/15/2028	295	392
U.S. Treasury Strips
0.000% due 05/15/2031 (b)	200	133
0.000% due 05/15/2032 (b)	100	64
0.000% due 11/15/2032 (b)	3,300	2,078
0.000% due 02/15/2033 (b)	1,700	1,062
0.000% due 05/15/2033 (b)	700	433
0.000% due 08/15/2033 (b)	500	306
0.000% due 11/15/2033 (b)	3,000	1,826
0.000% due 05/15/2034 (b)	1,600	955
0.000% due 05/15/2040 (b)	550	266
0.000% due 08/15/2040 (b)	6,650	3,182
0.000% due 11/15/2042 (b)	5,400	2,381

Total U.S. Treasury Obligations (Cost $183,761)		191,183

MORTGAGE-BACKED SECURITIES 1.3%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	688	700
Bear Stearns Adjustable Rate Mortgage Trust
2.511% due 04/25/2033	75	75
2.578% due 04/25/2033	13	13
2.725% due 01/25/2034	12	12
2.753% due 10/25/2035	38	38
2.833% due 02/25/2034	20	19
Countrywide Alternative Loan Trust
0.404% due 05/25/2035	70	58
Countrywide Home Loan Mortgage Pass-Through Trust
0.514% due 03/25/2035	125	96
Credit Suisse First Boston Mortgage Securities Corp.
2.285% due 07/25/2033	20	20
2.600% due 11/25/2032	6	6
First Republic Mortgage Loan Trust
0.557% due 11/15/2031	79	76
HarborView Mortgage Loan Trust
0.346% due 03/19/2037	64	55
0.436% due 05/19/2035	55	46
2.744% due 07/19/2035 ^	30	26
Impac CMB Trust
5.012% due 09/25/2034	233	230
JPMorgan Mortgage Trust
2.620% due 07/25/2035	193	196
MASTR Asset Securitization Trust
5.500% due 09/25/2033	32	33
Residential Accredit Loans, Inc. Trust
0.594% due 01/25/2033	1	1
0.594% due 03/25/2033	5	5
6.000% due 06/25/2036	88	72
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	8	8
Sequoia Mortgage Trust
0.566% due 07/20/2033	90	85
Structured Adjustable Rate Mortgage Loan Trust
0.414% due 05/25/2037	143	117
Structured Asset Mortgage Investments Trust
0.876% due 09/19/2032	77	76
1.056% due 10/19/2033	39	36
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	260	266
WaMu Mortgage Pass-Through Certificates Trust
1.199% due 08/25/2046	308	258
1.583% due 08/25/2042	3	3
2.159% due 10/25/2046	77	72

Washington Mutual Mortgage Pass-Through Certificates Trust
2.166% due 02/25/2033	2	1
2.225% due 02/25/2033	2	2
2.245% due 05/25/2033	6	6

Total Mortgage-Backed Securities (Cost $2,847)		2,707

ASSET-BACKED SECURITIES 0.4%
Bear Stearns Asset-Backed Securities Trust
1.194% due 11/25/2042	51	49
L.A. Arena Funding LLC
7.656% due 12/15/2026	42	47
Renaissance Home Equity Loan Trust
0.694% due 12/25/2033	25	24
1.074% due 08/25/2033	4	4
SLM Student Loan Trust
1.795% due 04/25/2023	628	630
Specialty Underwriting & Residential Finance Trust
0.874% due 01/25/2034	12	10

Total Asset-Backed Securities (Cost $767)		764

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.2%		398

U.S. TREASURY BILLS 0.2%
0.157% due 02/11/2016 (a)	341	341

Total Short-Term Instruments (Cost $739)		739

Total Investments in Securities (Cost $217,041)		226,850

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	137,381	1,362

Total Short-Term Instruments (Cost $1,362)		1,362

Total Investments in Affiliates (Cost $1,362)		1,362

Total Investments 109.8% (Cost $218,403)		$228,212
Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $(28))		(7)
Other Assets and Liabilities, net (9.8%)		(20,368)

Net Assets 100.0%		$207,837

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$398	U.S. Treasury Notes 1.875% due 06/30/2020	$(411)	$398	$398

Total Repurchase Agreements						$(411)	$398	$398

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.520%	09/11/2015	10/13/2015	$(964)	$(965)
BPG	0.280	10/01/2015	10/06/2015	(123,586)	(123,637)
GSC	0.500	09/10/2015	10/13/2015	(14,217)	(14,236)
	0.560	09/15/2015	10/06/2015	(1,845)	(1,846)
	0.560	09/21/2015	10/05/2015	(971)	(971)
MSC	0.580	09/17/2015	10/01/2015	(568)	(569)
	0.590	09/18/2015	10/02/2015	(1,041)	(1,041)

Total Sale-Buyback Transactions					$(143,265)

(2)	As of September 30, 2015, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended September 30, 2015 was $29,068 at a weighted average interest rate of 0.280%.
(3)	Payable for Sale-buyback transactions include $60 of deferred price drop.

(e)	Securities with an aggregate market value of $142,363 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 10-Year Note December Futures	Long	12/2015	10	$1	$0	$(1)

Total Futures Contracts				$1	$0	$(1)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$4,600	$(126)	$(105)	$3	$0
Pay	3-Month USD-LIBOR	2.350	10/02/2025	1,100	(33)	(26)	0	(33)
Receive	3-Month USD-LIBOR	2.500	12/16/2025	3,500	(141)	(194)	2	0

Total Swap Agreements					$(300)	$(325)	$5	$(33)

Cash of $563 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$900	$79	$31
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	1,300	110	44
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	900	79	31

Total Purchased Options							$268	$106

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(22)	$(3)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$1,900	$(79)	$(23)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	2,900	(116)	(35)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	1,900	(79)	(23)

							$(274)	$(81)

Total Written Options							$(296)	$(84)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$527	$0	$527
Industrials	0	693	0	693
U.S. Government Agencies	0	30,163	74	30,237
U.S. Treasury Obligations	0	191,183	0	191,183
Mortgage-Backed Securities	0	2,707	0	2,707
Asset-Backed Securities	0	764	0	764
Short-Term Instruments
Repurchase Agreements	0	398	0	398
U.S. Treasury Bills	0	341	0	341
	$0	$226,776	$74	$226,850

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,362	$0	$0	$1,362

Total Investments	$1,362	$226,776	$74	$228,212

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5	$0	$5
Over the counter	0	106	0	106
	$0	$111	$0	$111

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(33)	0	(34)
Over the counter	0	(84)	0	(84)

	$(1)	$(117)	$0	$(118)

Totals	$1,361	$226,770	$74	$228,205
There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.2%
BANK LOAN OBLIGATIONS 0.3%
Chrysler Group LLC
3.500% due 05/24/2017		$2,961	$2,956
HCA, Inc.
2.944% due 03/31/2017		2,962	2,963

Total Bank Loan Obligations (Cost $5,937)			5,919

CORPORATE BONDS & NOTES 46.3%
BANKING & FINANCE 27.3%
ABN AMRO Bank NV
1.800% due 06/04/2018		4,300	4,300
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		3,800	3,753
Ally Financial, Inc.
2.750% due 01/30/2017		6,360	6,328
3.125% due 01/15/2016		2,200	2,195
3.250% due 02/13/2018		3,300	3,255
3.500% due 07/18/2016		3,400	3,413
6.250% due 12/01/2017		2,000	2,105
American Tower Corp.
2.800% due 06/01/2020		7,400	7,393
Banco Popolare SC
3.500% due 03/14/2019	EUR	9,700	11,071
Bank of America Corp.
1.097% due 09/15/2026		$900	780
2.650% due 04/01/2019		1,200	1,215
5.650% due 05/01/2018		8,000	8,732
6.500% due 08/01/2016		6,500	6,790
6.875% due 11/15/2018		2,700	3,080
Bank of America N.A.
0.637% due 06/15/2017		23,900	23,747
Bankia S.A.
0.181% due 01/25/2016	EUR	2,000	2,231
BB&T Corp.
1.004% due 01/15/2020		$5,100	5,067
BBVA Bancomer S.A.
4.500% due 03/10/2016		6,100	6,176
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		2,500	2,501
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,500	1,636
BPCE S.A.
0.894% due 11/18/2016		500	501
0.936% due 06/23/2017		400	399
1.386% due 03/06/2017	GBP	2,300	3,490
1.625% due 02/10/2017		$2,100	2,108
Caterpillar Financial Services Corp.
2.250% due 12/01/2019		1,300	1,306
CIT Group, Inc.
4.250% due 08/15/2017		7,100	7,206
5.000% due 05/15/2017		9,700	9,936
Citigroup, Inc.
0.985% due 04/27/2018		18,200	18,147
1.177% due 07/30/2018		12,000	12,001
1.350% due 03/10/2017		2,500	2,496
Credit Agricole S.A.
1.302% due 06/10/2020		11,700	11,710
Dexia Credit Local S.A.
0.691% due 11/07/2016		4,500	4,506
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,066
2.375% due 05/25/2016		$6,000	6,016
5.500% due 05/25/2016		5,700	5,824
5.500% due 06/26/2017		3,000	3,164
First Horizon National Corp.
5.375% due 12/15/2015		900	908
Ford Motor Credit Co. LLC
0.761% due 11/08/2016		7,500	7,457
1.237% due 06/15/2018		6,000	5,929
1.239% due 11/04/2019		5,500	5,339
1.700% due 05/09/2016		2,100	2,106
2.375% due 01/16/2018		5,224	5,233
3.000% due 06/12/2017		2,700	2,744
5.750% due 02/01/2021		600	675
8.000% due 12/15/2016		2,600	2,796

General Motors Financial Co., Inc.
1.643% due 04/10/2018		4,600	4,598
1.849% due 01/15/2020		3,900	3,858
3.000% due 09/25/2017		5,000	5,057
3.200% due 07/13/2020		7,000	6,923
4.750% due 08/15/2017		2,000	2,076
Goldman Sachs Group, Inc.
1.421% due 11/15/2018		1,292	1,301
1.454% due 04/23/2020		20,000	20,074
1.497% due 04/30/2018		5,200	5,248
1.537% due 09/15/2020		2,500	2,503
1.925% due 11/29/2023		1,700	1,713
6.000% due 06/15/2020		2,000	2,300
7.500% due 02/15/2019		600	702
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		400	408
HBOS PLC
1.027% due 09/30/2016		4,155	4,151
HSBC Bank PLC
0.961% due 05/15/2018		500	499
HSBC Finance Corp.
0.754% due 06/01/2016		7,000	6,988
HSBC USA, Inc.
0.924% due 11/13/2019		12,900	12,788
2.375% due 11/13/2019		3,800	3,794
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		7,000	6,980
Industrial Bank of Korea
2.375% due 07/17/2017		2,200	2,232
3.750% due 09/29/2016		3,400	3,488
ING Bank NV
2.050% due 08/17/2018		4,000	4,021
International Lease Finance Corp.
2.287% due 06/15/2016		5,500	5,486
5.750% due 05/15/2016		3,535	3,592
6.250% due 05/15/2019		2,250	2,402
Intesa Sanpaolo SpA
2.375% due 01/13/2017		9,400	9,436
3.125% due 01/15/2016		9,645	9,697
JPMorgan Chase & Co.
0.774% due 11/18/2016		5,800	5,799
0.834% due 03/01/2018		3,000	2,984
1.068% due 05/30/2017	GBP	6,300	9,406
1.249% due 01/23/2020		$4,100	4,117
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,000	1,081
KEB Hana Bank
4.000% due 11/03/2016		1,600	1,646
Kookmin Bank
1.170% due 01/27/2017		10,000	10,045
LeasePlan Corp. NV
2.500% due 05/16/2018		300	301
3.000% due 10/23/2017		1,200	1,222
Lloyds Bank PLC
0.859% due 05/14/2018		8,000	7,960
2.000% due 08/17/2018		6,900	6,930
Macquarie Bank Ltd.
1.414% due 07/29/2020		8,900	8,940
Metropolitan Life Global Funding
1.300% due 04/10/2017		3,600	3,610
MUFG Americas Holdings Corp.
0.881% due 02/09/2018		3,500	3,506
MUFG Union Bank N.A.
0.704% due 05/05/2017		6,600	6,579
Navient Corp.
6.000% due 01/25/2017		1,500	1,511
6.250% due 01/25/2016		1,407	1,422
8.780% due 09/15/2016	MXN	49,700	2,954
Nordea Bank AB
1.174% due 09/17/2018		$4,900	4,922
Novo Banco S.A.
2.625% due 05/08/2017	EUR	3,500	3,638
5.875% due 11/09/2015		6,900	7,691
Pacific Life Global Funding
2.315% due 06/02/2018		$3,500	3,395
Pricoa Global Funding
1.350% due 08/18/2017		23,600	23,538
QNB Finance Ltd.
3.125% due 11/16/2015		9,200	9,228
Rabobank Group
0.609% due 11/23/2016		3,300	3,301
Santander Bank N.A.
1.216% due 01/12/2018		6,200	6,184
Shinhan Bank
0.934% due 04/08/2017		13,600	13,595

Springleaf Finance Corp.
6.500% due 09/15/2017		4,900	5,096
Sumitomo Mitsui Banking Corp.
0.869% due 01/16/2018		12,300	12,249
Synchrony Financial
1.530% due 02/03/2020		5,600	5,536
UBS AG
0.884% due 06/01/2017		6,500	6,498
Wachovia Corp.
0.659% due 10/15/2016		5,000	4,993
WEA Finance LLC
1.750% due 09/15/2017		1,000	994
Wells Fargo & Co.
1.175% due 07/22/2020		3,000	3,013

			558,030

INDUSTRIALS 13.0%
Actavis Funding SCS
1.416% due 03/12/2018		1,700	1,695
1.591% due 03/12/2020		5,300	5,256
2.450% due 06/15/2019		300	301
Actavis, Inc.
1.875% due 10/01/2017		2,800	2,794
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		4,300	4,275
Amgen, Inc.
2.125% due 05/15/2017		3,695	3,743
2.200% due 05/22/2019		2,700	2,711
2.500% due 11/15/2016		2,400	2,438
Anglo American Capital PLC
2.625% due 04/03/2017		200	191
Barrick Gold Corp.
6.950% due 04/01/2019		300	336
BAT International Finance PLC
0.847% due 06/15/2018		9,200	9,188
1.850% due 06/15/2018		1,600	1,608
Becton Dickinson and Co.
0.787% due 06/15/2016		10,500	10,498
1.800% due 12/15/2017		2,100	2,110
2.675% due 12/15/2019		900	912
Boston Scientific Corp.
2.850% due 05/15/2020		1,300	1,301
5.125% due 01/12/2017		1,500	1,567
Canadian Natural Resources Ltd.
0.702% due 03/30/2016		1,100	1,098
1.750% due 01/15/2018		1,200	1,187
Cardinal Health, Inc.
1.950% due 06/15/2018		1,000	1,002
CCO Safari LLC
3.579% due 07/23/2020		3,700	3,676
4.464% due 07/23/2022		600	601
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,401
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015		400	402
ConocoPhillips Co.
1.221% due 05/15/2022		3,500	3,492
Cox Communications, Inc.
9.375% due 01/15/2019		400	477
Daimler Finance North America LLC
0.682% due 03/10/2017		11,400	11,313
0.749% due 03/02/2018		2,700	2,669
2.000% due 08/03/2018		6,000	5,915
2.375% due 08/01/2018		900	902
DISH DBS Corp.
4.625% due 07/15/2017		4,700	4,703
Dominion Gas Holdings LLC
2.500% due 12/15/2019		2,300	2,328
Freeport-McMoRan, Inc.
2.300% due 11/14/2017		2,200	1,989
General Mills, Inc.
0.594% due 01/29/2016		8,900	8,896
Georgia-Pacific LLC
2.539% due 11/15/2019		4,400	4,426
5.400% due 11/01/2020		2,400	2,693
Gilead Sciences, Inc.
1.850% due 09/04/2018		2,300	2,317
2.350% due 02/01/2020		800	805
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,300	1,231
4.500% due 12/06/2016	JPY	29,000	207
Hewlett Packard Enterprise Co.
2.066% due 10/05/2017 (a)		$4,100	4,100
2.450% due 10/05/2017 (a)		5,900	5,897

Humana, Inc.
7.200% due 06/15/2018		1,200	1,367
Hyundai Capital America
1.450% due 02/06/2017		950	950
1.875% due 08/09/2016		300	301
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		1,250	1,250
Intel Corp.
2.450% due 07/29/2020		800	811
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		500	492
9.000% due 02/01/2019		300	355
Kinder Morgan, Inc.
3.050% due 12/01/2019		4,000	3,931
7.000% due 06/15/2017		1,500	1,600
7.250% due 06/01/2018		400	442
KLA-Tencor Corp.
2.375% due 11/01/2017		500	503
3.375% due 11/01/2019		150	154
Korea National Oil Corp.
4.000% due 10/27/2016		7,200	7,416
Kraft Heinz Foods Co.
2.000% due 07/02/2018		2,300	2,305
Kroger Co.
0.819% due 10/17/2016		5,600	5,598
Lowe’s Cos., Inc.
0.936% due 09/14/2018		1,200	1,205
Medtronic, Inc.
1.137% due 03/15/2020		6,300	6,274
1.375% due 04/01/2018		2,900	2,897
Merck & Co., Inc.
0.686% due 02/10/2020		5,700	5,661
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		1,400	1,561
MGM Resorts International
6.875% due 04/01/2016		500	509
7.500% due 06/01/2016		7,700	7,931
10.000% due 11/01/2016		400	429
Mylan, Inc.
2.550% due 03/28/2019		2,100	2,071
NBCUniversal Enterprise, Inc.
0.826% due 04/15/2016		100	100
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016		800	800
1.800% due 03/15/2018		200	201
1.950% due 09/12/2017		400	405
2.350% due 03/04/2019		200	203
Pearson Dollar Finance PLC
6.250% due 05/06/2018		600	659
Pioneer Natural Resources Co.
6.875% due 05/01/2018		300	329
QUALCOMM, Inc.
3.000% due 05/20/2022		4,600	4,540
Reynolds American, Inc.
2.300% due 06/12/2018		1,800	1,821
Rock-Tenn Co.
4.450% due 03/01/2019		400	426
SABMiller Holdings, Inc.
2.200% due 08/01/2018		1,300	1,313
2.450% due 01/15/2017		500	507
3.750% due 01/15/2022		200	205
SABMiller PLC
6.500% due 07/15/2018		300	335
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		6,000	6,089
Southern Natural Gas Co. LLC
5.900% due 04/01/2017		300	316
Southwest Airlines Co.
2.750% due 11/06/2019		6,300	6,426
Southwestern Energy Co.
3.300% due 01/23/2018		700	688
4.050% due 01/23/2020		2,800	2,787
Telefonica Emisiones S.A.U.
0.976% due 06/23/2017		13,000	12,959
5.375% due 02/02/2018	GBP	1,300	2,107
6.421% due 06/20/2016		$1,600	1,657
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		6,600	6,599
Time Warner Cable, Inc.
5.850% due 05/01/2017		700	741
6.750% due 07/01/2018		1,800	2,004
8.750% due 02/14/2019		1,100	1,293
UnitedHealth Group, Inc.
0.744% due 01/17/2017		1,700	1,700
1.400% due 12/15/2017		1,000	999
1.450% due 07/17/2017		1,800	1,809
1.900% due 07/16/2018		1,800	1,819

Volkswagen Group of America Finance LLC
0.773% due 11/20/2017	7,500	6,969
1.250% due 05/23/2017	1,500	1,449
2.450% due 11/20/2019	4,200	3,929
Walgreens Boots Alliance, Inc.
0.774% due 05/18/2016	4,500	4,498
1.750% due 11/17/2017	1,700	1,707
Whirlpool Corp.
1.650% due 11/01/2017	1,100	1,104
Woodside Finance Ltd.
3.650% due 03/05/2025	950	863

		265,020

UTILITIES 6.0%
AES Corp.
3.324% due 06/01/2019	600	572
AT&T, Inc.
0.747% due 03/30/2017	6,800	6,774
1.257% due 06/30/2020	12,300	12,212
2.950% due 05/15/2016	900	911
3.000% due 06/30/2022	2,200	2,150
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	700	627
Consumers Energy Co.
6.700% due 09/15/2019	200	235
Dayton Power & Light Co.
1.875% due 09/15/2016	1,000	1,001
DTE Energy Co.
2.400% due 12/01/2019	3,700	3,727
Electricite de France S.A.
6.500% due 01/26/2019	100	115
Exelon Corp.
1.550% due 06/09/2017	900	899
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,500	1,588
KT Corp.
1.750% due 04/22/2017	3,700	3,707
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	2,300	2,342
Orange S.A.
2.750% due 09/14/2016	2,500	2,540
Petrobras Global Finance BV
1.953% due 05/20/2016	1,800	1,701
2.000% due 05/20/2016	2,000	1,927
2.694% due 03/17/2017	6,400	5,520
3.250% due 03/17/2017	1,500	1,327
3.500% due 02/06/2017	1,200	1,070
4.875% due 03/17/2020	4,400	3,234
5.750% due 01/20/2020	2,000	1,505
7.875% due 03/15/2019	2,200	1,814
Plains All American Pipeline LP
8.750% due 05/01/2019	700	836
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	11,000	10,857
Sprint Communications, Inc.
9.125% due 03/01/2017	14,800	15,027
Verizon Communications, Inc.
0.733% due 06/09/2017	7,000	6,975
2.086% due 09/14/2018	15,800	16,257
2.500% due 09/15/2016	8,641	8,762
2.550% due 06/17/2019	4,655	4,719
2.625% due 02/21/2020	900	906
3.650% due 09/14/2018	100	105

		121,942

Total Corporate Bonds & Notes (Cost $958,865)		944,992

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.5%
University of California Revenue Bonds, Series 2011
0.697% due 07/01/2041	10,600	10,600

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	9,525	9,511

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	346	345

Total Municipal Bonds & Notes (Cost $20,479)		20,456

U.S. GOVERNMENT AGENCIES 17.5%
Fannie Mae
0.254% due 12/25/2036 - 07/25/2037		606	574
0.544% due 09/25/2042 - 03/25/2044		422	421
0.694% due 12/25/2022		53	53
0.994% due 04/25/2023		55	57
1.000% due 01/25/2043		453	447
1.044% due 02/25/2023		3	3
1.094% due 05/25/2022		5	5
1.107% due 06/17/2027		32	33
1.383% due 07/01/2042 - 06/01/2043		330	339
1.433% due 09/01/2041		214	220
1.583% due 09/01/2040		1	1
2.054% due 11/01/2035		51	53
2.196% due 09/01/2035		369	391
2.201% due 07/01/2035		56	59
4.000% due 11/01/2045		162,000	172,530
4.320% due 12/01/2036		18	19
4.500% due 03/01/2018 - 11/01/2045		137,453	148,871
4.528% due 09/01/2034		11	12
5.000% due 05/01/2027 - 04/25/2033		258	285
5.500% due 12/01/2027 - 12/01/2028		908	1,014
5.763% due 12/25/2042		8	9
6.000% due 03/01/2017 - 01/01/2039		3,757	4,274
6.500% due 04/01/2036		118	135
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020		1,538	1,574
Federal Housing Administration
7.430% due 10/01/2020		1	1
Freddie Mac
0.234% due 12/25/2036		775	773
0.454% due 08/25/2031		137	134
0.607% due 06/15/2018		9	9
1.383% due 02/25/2045		284	294
2.000% due 11/15/2026		10,066	10,224
2.486% due 09/01/2035		375	399
2.504% due 07/01/2035		130	137
5.000% due 05/01/2024 - 12/01/2041		611	673
5.500% due 12/01/2022 - 08/15/2030		1	1
6.500% due 07/25/2043		59	70
9.350% due 08/15/2044		5,595	6,700
Ginnie Mae
0.652% due 06/20/2065		3,836	3,826
1.925% due 02/20/2041		976	982
6.000% due 09/15/2017		282	290
Small Business Administration
5.600% due 09/01/2028		443	498

Total U.S. Government Agencies (Cost $354,711)			356,390

U.S. TREASURY OBLIGATIONS 16.5%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (g)		174,167	174,060
0.125% due 04/15/2019 (i)		118,146	117,825
0.625% due 07/15/2021		22,660	23,006
0.750% due 02/15/2042 (k)		1,901	1,669
1.125% due 01/15/2021		10,364	10,784
1.250% due 07/15/2020 (i)(k)		4,158	4,371
1.375% due 02/15/2044		5,837	5,940

Total U.S. Treasury Obligations (Cost $343,833)			337,655

MORTGAGE-BACKED SECURITIES 8.5%
ACAEC Trust
0.287% due 06/15/2024	EUR	19	21
Adjustable Rate Mortgage Trust
2.763% due 09/25/2035		$987	871
Aire Valley Mortgages PLC
0.565% due 09/20/2066		2,186	2,088
Alba PLC
2.838% due 12/16/2042	GBP	1,286	1,949
American Home Mortgage Investment Trust
2.314% due 10/25/2034		$228	228
2.534% due 02/25/2045		154	154
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046		2,082	2,138
5.733% due 04/10/2049		2,510	2,635
Banc of America Funding Trust
0.474% due 07/25/2037		1,122	966
2.914% due 01/20/2047 ^		440	374

Banc of America Mortgage Trust
2.676% due 07/25/2034		731	748
2.789% due 05/25/2033		410	416
2.803% due 08/25/2034		2,134	2,113
6.500% due 10/25/2031		6	7
BCAP LLC Trust
0.335% due 09/26/2035		471	467
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		1,126	1,133
2.511% due 04/25/2033		4	4
2.515% due 03/25/2035		1,288	1,306
2.595% due 02/25/2033		1	1
2.725% due 01/25/2034		20	20
2.754% due 01/25/2035		3,681	3,612
2.913% due 01/25/2035		188	184
2.916% due 07/25/2034		299	291
Bear Stearns ALT-A Trust
0.354% due 02/25/2034		447	411
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		337	352
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036		1,049	869
2.641% due 12/26/2046		580	439
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.474% due 01/25/2035		73	67
Citigroup Commercial Mortgage Trust
5.899% due 12/10/2049		3,500	3,699
6.349% due 12/10/2049		822	878
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		9	10
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035		180	179
2.708% due 08/25/2035 ^		681	506
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		14,838	15,318
5.488% due 01/15/2046		2,440	2,443
Countrywide Alternative Loan Trust
0.374% due 05/25/2047		564	479
6.000% due 10/25/2033		13	14
Countrywide Home Loan Mortgage Pass-Through Trust
2.330% due 02/20/2036		548	478
2.448% due 11/25/2034		616	585
2.506% due 02/20/2035		928	922
2.553% due 11/20/2034		1,295	1,247
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,615	3,738
5.448% due 01/15/2049		10	10
5.855% due 03/15/2039		10,686	10,819
5.998% due 06/15/2038		4,554	4,621
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		1	1
Credit Suisse Mortgage Capital Certificates
2.726% due 09/27/2036		4,236	4,253
2.864% due 09/26/2047		557	551
DBRR Trust
0.853% due 02/25/2045		25	25
Deco Pan Europe Ltd.
0.191% due 04/27/2018	EUR	566	627
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		$269	268
Eurosail PLC
0.125% due 12/10/2044	EUR	171	181
1.289% due 09/13/2045	GBP	1,076	1,569
1.539% due 06/13/2045		9,300	13,871
Extended Stay America Trust
2.958% due 12/05/2031		$500	505
First Horizon Alternative Mortgage Securities Trust
2.203% due 09/25/2034		1,251	1,228
First Horizon Mortgage Pass-Through Trust
2.625% due 02/25/2035		2,241	2,243
2.726% due 08/25/2035		328	294
Fosse Master Issuer PLC
2.684% due 10/18/2054	GBP	221	335
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		$6,938	7,274
GMAC Mortgage Corp. Loan Trust
2.774% due 11/19/2035		227	203
Granite Master Issuer PLC
0.356% due 12/20/2054		1,633	1,627
0.416% due 12/20/2054		254	253
0.828% due 12/20/2054	GBP	265	399
Granite Mortgages PLC
0.361% due 01/20/2044	EUR	29	32
0.964% due 01/20/2044	GBP	25	38
0.966% due 09/20/2044		171	258
Great Hall Mortgages PLC
0.470% due 06/18/2039		$2,228	2,040

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		1,607	1,669
GS Mortgage Securities Trust
5.560% due 11/10/2039		2,163	2,223
GSR Mortgage Loan Trust
2.702% due 09/25/2035		740	745
2.786% due 09/25/2034		163	155
HarborView Mortgage Loan Trust
0.436% due 05/19/2035		123	103
2.682% due 07/19/2035		648	581
Hercules Eclipse PLC
0.821% due 10/25/2018	GBP	3,046	4,531
Hilton USA Trust
1.204% due 11/05/2030		$1,971	1,969
Impac CMB Trust
1.194% due 07/25/2033		165	159
Infinity Classico
0.166% due 02/15/2024	EUR	846	931
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		$3,072	3,159
5.397% due 05/15/2045		512	525
5.420% due 01/15/2049		559	580
5.794% due 02/12/2051		3,678	3,899
5.882% due 02/15/2051		1,300	1,369
JPMorgan Commercial Mortgage-Backed Securities Trust
5.703% due 03/18/2051		2,147	2,228
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		30	26
Juno Eclipse Ltd.
0.152% due 11/20/2022	EUR	1,938	2,128
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		$1,416	1,460
MASTR Asset Securitization Trust
5.500% due 09/25/2033		6	6
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035		230	218
0.854% due 09/25/2029		1,275	1,276
1.197% due 10/25/2035		146	139
1.937% due 01/25/2029		1	1
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,821
Morgan Stanley Capital Trust
5.587% due 03/12/2044		930	930
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.474% due 12/25/2035		743	669
0.504% due 04/25/2035		3,220	3,174
Prime Mortgage Trust
0.594% due 02/25/2034		9	9
Residential Funding Mortgage Securities, Inc. Trust
3.161% due 09/25/2035 ^		1,028	822
Structured Adjustable Rate Mortgage Loan Trust
1.597% due 01/25/2035		298	239
2.520% due 08/25/2034		468	465
2.560% due 02/25/2034		322	321
2.569% due 08/25/2035		280	263
Structured Asset Mortgage Investments Trust
0.474% due 02/25/2036		177	145
0.876% due 09/19/2032		4	4
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^		44	44
Ulysses European Loan Conduit PLC
0.741% due 07/25/2017	GBP	2,700	3,962
Vulcan European Loan Conduit Ltd.
0.256% due 05/15/2017	EUR	322	356
Wachovia Bank Commercial Mortgage Trust
0.417% due 04/15/2047		$9,800	9,542
5.421% due 04/15/2047		125	125
5.749% due 07/15/2045		1,187	1,218
WaMu Mortgage Pass-Through Certificates Trust
0.464% due 12/25/2045		140	135
0.534% due 01/25/2045		973	921
0.929% due 01/25/2047		345	315
1.399% due 11/25/2042		54	51
1.583% due 08/25/2042		131	125
1.599% due 06/25/2042		32	31
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041		10	9
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 03/25/2035		292	297
2.619% due 12/25/2034		353	349
2.622% due 01/25/2035		422	427
2.651% due 03/25/2036		407	406
2.722% due 09/25/2034		6,192	6,364

Total Mortgage-Backed Securities (Cost $176,361)			172,504

ASSET-BACKED SECURITIES 11.7%
ACE Securities Corp. Home Equity Loan Trust
0.254% due 10/25/2036		113	64
1.094% due 12/25/2034		1,518	1,391
Ally Auto Receivables Trust
0.680% due 07/17/2017		5,489	5,488
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.694% due 09/25/2035		7,100	6,386
Amortizing Residential Collateral Trust
0.774% due 07/25/2032		13	12
Ares European CLO BV
0.256% due 08/15/2024	EUR	894	991
Asset-Backed Funding Certificates Trust
0.869% due 06/25/2035		$10,799	10,363
Asset-Backed Securities Corp. Home Equity Loan Trust
0.744% due 09/25/2034		33	33
1.857% due 03/15/2032		122	117
Atrium CDO Corp.
1.421% due 11/16/2022		3,680	3,684
Avoca CLO PLC
0.259% due 01/16/2023	EUR	222	247
Bear Stearns Asset-Backed Securities Trust
1.194% due 10/25/2037		$2,212	2,083
Cadogan Square CLO BV
0.278% due 08/12/2022	EUR	435	485
0.279% due 01/17/2023		1,208	1,335
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$5,200	5,201
Carlyle High Yield Partners Ltd.
0.512% due 04/19/2022		795	770
Cavalry CLO Ltd.
1.659% due 01/16/2024		10,200	10,172
Celf Loan Partners PLC
0.429% due 12/15/2021	EUR	1,486	1,645
CIFC Funding Ltd.
1.587% due 01/19/2023		$6,048	6,057
1.682% due 12/05/2024		4,800	4,798
Citigroup Mortgage Loan Trust, Inc.
0.674% due 09/25/2035 ^		6,200	5,893
Countrywide Asset-Backed Certificates
0.374% due 09/25/2036		2,557	2,526
0.674% due 12/25/2031		32	24
0.894% due 12/25/2033		1,705	1,635
0.994% due 03/25/2033		1,276	1,186
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032		7	7
Doral CLO Ltd.
1.532% due 05/26/2023		7,599	7,601
Duane Street CLO Ltd.
0.539% due 11/14/2021		390	385
Educational Services of America, Inc.
1.344% due 09/25/2040		1,940	1,951
Elm CLO Ltd.
1.689% due 01/17/2023		7,863	7,878
Equity One Mortgage Pass-Through Trust
0.754% due 11/25/2032		4	4
First Franklin Mortgage Loan Trust
0.914% due 05/25/2035		300	294
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		4,900	4,899
Four Corners CLO Ltd.
0.565% due 01/26/2020		1,143	1,136
Franklin CLO Ltd.
0.597% due 06/15/2018		552	550
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		4,689	4,689
Galaxy CLO Ltd.
1.623% due 08/20/2022		1,100	1,100
GE-WMC Mortgage Securities Trust
0.234% due 08/25/2036		16	10
Goldentree Loan Opportunities Ltd.
0.982% due 10/18/2021		770	767
GSAMP Trust
0.584% due 01/25/2036		1,067	892
Halcyon Structured Asset Management European CLO BV
0.289% due 01/25/2023	EUR	595	662
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		$5,500	5,485
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	71	80

Inwood Park CDO Ltd.
0.512% due 01/20/2021		$3,084	3,084
JPMorgan Mortgage Acquisition Corp.
0.374% due 02/25/2036		774	744
0.424% due 05/25/2035		8,405	8,203
Jubilee CDO BV
0.282% due 08/21/2021	EUR	202	224
0.828% due 10/15/2019		1,582	1,766
LCM LP
1.486% due 07/14/2022		$3,470	3,467
1.547% due 10/19/2022		5,100	5,096
Leopard CLO BV
0.254% due 07/24/2023	EUR	1,649	1,832
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		$5,400	5,385
Madison Park Funding Ltd.
1.587% due 06/15/2022		726	725
Massachusetts Educational Financing Authority
1.245% due 04/25/2038		587	589
Mercator CLO PLC
0.210% due 02/18/2024	EUR	1,381	1,533
Merrill Lynch Mortgage Investors Trust
0.394% due 08/25/2036		$169	169
Motor PLC
0.794% due 06/25/2022		10,000	9,995
MT Wilson CLO Ltd.
0.516% due 07/11/2020		728	729
Navient Private Education Loan Trust
1.407% due 12/15/2028		2,100	2,116
Octagon Investment Partners Ltd.
0.534% due 04/23/2020		644	644
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035		1,371	1,389
Panther CDO BV
0.304% due 03/20/2084	EUR	6,984	7,489
Prospero CLO BV
0.221% due 10/20/2022		377	421
Queen Street CLO BV
0.246% due 08/15/2024		1,165	1,300
RAAC Trust
0.674% due 03/25/2037		$717	695
Renaissance Home Equity Loan Trust
0.694% due 12/25/2033		3,707	3,554
Residential Asset Securities Corp. Trust
0.514% due 01/25/2036		4,662	4,561
1.079% due 01/25/2034		4,670	4,198
SLC Student Loan Trust
0.437% due 09/15/2026		4,900	4,739
0.451% due 11/15/2021		10,398	10,352
SLM Private Credit Student Loan Trust
0.517% due 03/15/2024		1,017	1,010
0.527% due 12/15/2023		651	644
SLM Private Education Loan Trust
0.957% due 10/16/2023		1,098	1,098
1.257% due 06/15/2023		933	933
1.307% due 12/15/2021		80	80
SLM Student Loan Trust
0.385% due 10/25/2024		4,622	4,516
1.795% due 04/25/2023		543	545
South Carolina Student Loan Corp.
1.074% due 03/02/2020		1,577	1,585
Specialty Underwriting & Residential Finance Trust
0.584% due 12/25/2036		4,800	3,973
SpringCastle America Funding LLC
2.700% due 05/25/2023		7,827	7,840
Stone Tower CLO Ltd.
0.519% due 04/17/2021		836	825
Structured Asset Investment Loan Trust
0.899% due 03/25/2034		681	637
1.169% due 10/25/2033		976	948
Sunrise SRL
0.467% due 08/27/2031	EUR	903	1,008
Symphony CLO LP
1.589% due 04/16/2022		$993	993
Symphony CLO Ltd.
1.564% due 07/23/2023		4,100	4,102
Voya CLO Ltd.
1.589% due 10/15/2022		4,800	4,800
1.609% due 10/15/2022		5,300	5,296
Wells Fargo Home Equity Asset-Backed Securities Trust
0.454% due 05/25/2036		1,100	1,037
Wood Street CLO BV
0.305% due 11/22/2021	EUR	378	421

Total Asset-Backed Securities (Cost $236,856)			238,266

SOVEREIGN ISSUES 9.2%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		2,200	2,121
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	3,188
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	250,300	61,018
0.000% due 04/01/2016 (d)		97,700	22,995
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		36,100	6,675
Export-Import Bank of Korea
1.036% due 01/14/2017		$4,600	4,609
1.184% due 09/17/2016		700	702
1.250% due 11/20/2015		8,700	8,706
Korea Development Bank
0.920% due 01/22/2017		800	800
3.250% due 03/09/2016		6,300	6,361
3.250% due 09/20/2016		1,500	1,531
3.875% due 05/04/2017		1,200	1,245
Korea Housing Finance Corp.
3.500% due 12/15/2016		1,500	1,537
Korea Land & Housing Corp.
1.875% due 08/02/2017		500	503
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	3,186	200
5.000% due 06/16/2016 (e)		6,903	423
8.500% due 12/13/2018		733,500	48,127
Province of Ontario
1.000% due 07/22/2016		$2,800	2,811
1.100% due 10/25/2017		13,600	13,623

Total Sovereign Issues (Cost $221,383)			187,175

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.2%
CERTIFICATES OF DEPOSIT 0.8%
Intesa Sanpaolo SpA
1.666% due 04/11/2016		$14,600	14,625
Itau Unibanco Holding S.A.
1.605% due 06/21/2016		2,200	2,203

			16,828

REPURCHASE AGREEMENTS (f) 0.1%			1,618

MEXICO TREASURY BILLS 0.2%
3.620% due 05/26/2016	MXN	81,000	4,687

U.S. TREASURY BILLS 0.1%
0.083% due 12/31/2015 - 02/18/2016 (c)(k)		$2,038	2,038

Total Short-Term Instruments (Cost $25,401)			25,171

Total Investments in Securities (Cost $2,343,826)			2,288,528

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	1,296,113	12,851

Total Short-Term Instruments (Cost $12,852)		12,851

Total Investments in Affiliates (Cost $12,852)		12,851

Total Investments 112.8% (Cost $2,356,678)		$2,301,379
Financial Derivative Instruments (h)(j) 2.0% (Cost or Premiums, net $(1,688))		40,804
Other Assets and Liabilities, net (14.8%)		(301,920)

Net Assets 100.0%		$2,040,263

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,618	U.S. Treasury Notes 1.875% due 06/30/2020	$(1,655)	$1,618	$1,618

Total Repurchase Agreements						$(1,655)	$1,618	$1,618

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.550%	09/22/2015	10/06/2015	$(25,916)	$(25,919)

Total Reverse Repurchase Agreements					$(25,919)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.350%	08/10/2015	10/09/2015	$(6,199)	$(6,204)

Total Sale-Buyback Transactions					$(6,204)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $32,640 at a weighted average interest rate of 0.283%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.000%	10/01/2045	$100	$(110)	$(110)
Fannie Mae	6.000	10/01/2045	3,000	(3,387)	(3,392)
Freddie Mac	5.000	10/01/2045	500	(549)	(548)

Total Short Sales				$(4,046)	$(4,050)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $32,089 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2017	467	$(604)	$18	$0
90-Day Eurodollar March Futures	Short	03/2018	53	(90)	2	0
Euro-Schatz December Futures	Long	12/2015	1,509	159	0	(20)
U.S. Treasury 2-Year Note December Futures	Long	12/2015	526	353	0	(33)
U.S. Treasury 5-Year Note December Futures	Short	12/2015	458	(58)	49	0
U.S. Treasury 10-Year Note December Futures	Short	12/2015	397	(35)	31	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	1,968	(1,551)	0	(74)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	57	(45)	0	(2)

Total Futures Contracts				$(1,871)	$100	$(129)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$23,067	$673	$(869)	$83	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	600	0	1	1	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	116,500	620	(1,155)	5	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	17,000	61	(6)	0	(4)

				$1,354	$(2,029)	$89	$(4)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		$58,300	$(1,592)	$(1,324)	$35	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		251,400	(6,359)	(7,450)	165	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		104,800	2,603	2,967	0	(81)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		28,200	(1,102)	(1,009)	28	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		7,600	(315)	(471)	24	0
Receive	6-Month GBP-LIBOR	1.880	10/05/2017	GBP	8,100	(227)	(28)	0	(2)
Receive	6-Month GBP-LIBOR	1.837	10/06/2017		1,300	(35)	(35)	0	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		37,600	(459)	(205)	0	(13)
Pay	28-Day MXN-TIIE	3.960	05/16/2016	MXN	931,900	121	121	5	0
Pay	28-Day MXN-TIIE	5.250	06/11/2018		15,300	15	(6)	1	0
Pay	28-Day MXN-TIIE	5.500	06/11/2018		18,800	26	(6)	1	0
Pay	28-Day MXN-TIIE	4.955	06/24/2019		360,000	(53)	(53)	40	0
Pay	28-Day MXN-TIIE	5.280	10/02/2019		370,000	148	148	49	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		354,500	(88)	(88)	47	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		667,100	539	221	131	0
Pay	28-Day MXN-TIIE	5.575	03/16/2022		224,800	(173)	(173)	74	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		52,600	(58)	3	21	0

						$(7,009)	$(7,388)	$621	$(96)

Total Swap Agreements						$(5,655)	$(9,417)	$710	$(100)

(4)	Unsettled variation margin asset of $3 and liability of $(19) for closed futures contracts is outstanding at period end.

(i)	Securities with an aggregate market value of $15,839 and cash of $3,814 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015	BRL	16,461		$4,259	$107	$0
	10/2015		$4,162	BRL	16,461	38	(48)
	10/2015		44,166	GBP	29,051	0	(219)
	10/2015		1,495	PHP	70,248	7	0
	11/2015	GBP	29,051		$44,159	219	0
	11/2015		$1,733	ILS	6,829	9	0
	12/2015		119	MXN	2,031	0	0
BPS	10/2015	BRL	132,268		$46,640	13,311	(34)
	10/2015		$33,292	BRL	132,268	71	0
	12/2015	MXN	92,482		$5,435	0	(3)
	01/2017	BRL	20,000		7,269	2,840	0
BRC	10/2015	INR	39,659		593	0	(11)
	10/2015		$4,291	SGD	6,092	0	(11)
CBK	10/2015	ILS	106,013		$28,134	1,108	0
	10/2015	PHP	161,757		3,463	5	0
	10/2015	SGD	4,686		3,347	55	0
	10/2015	THB	34,001		954	18	0
	10/2015	TWD	103,716		3,213	74	0
	11/2015	EUR	190,990		208,980	276	(4,843)
	11/2015	JPY	4,559,200		37,737	3	(289)
	11/2015		$13,513	AUD	18,996	0	(209)
	11/2015		13,440	EUR	12,023	37	(34)
	11/2015		3,018	ILS	11,801	0	(8)
	12/2015		4,784	MXN	82,302	55	0
	04/2016	BRL	51,347		$15,205	3,006	0
DUB	10/2015		368,513		106,662	13,768	(59)
	10/2015	THB	40,475		1,124	10	0
	10/2015		$100,649	BRL	368,513	823	(8,519)
	11/2015	BRL	170,948		$42,184	0	(464)
	11/2015	CHF	292		298	0	(2)
	11/2015	INR	150,725		2,271	0	(11)
	11/2015		$8,356	BRL	33,420	0	(18)
	11/2015		10,181	EUR	8,993	0	(125)
	12/2015	MXN	38,457		$2,244	0	(17)
	10/2016	BRL	34,544		9,067	1,229	0
FBF	10/2015		36,250		9,799	655	0
	10/2015		$9,132	BRL	36,249	15	(4)
	10/2015		2,644	KRW	3,150,886	13	0
	10/2015		636	RUB	42,141	1	0
	04/2016	BRL	45,300		$12,601	1,841	0
GLM	10/2015		12,838		3,403	165	0
	10/2015	KRW	14,391,356		12,054	0	(82)
	10/2015		$3,209	BRL	12,838	29	0
	10/2015		9,503	KRW	11,288,003	16	0
	10/2015		2,332	TWD	76,056	0	(30)
	11/2015	AUD	19,017		$13,621	302	0
	11/2015	EUR	6,126		6,868	19	0
	11/2015	GBP	682		1,070	39	0
	11/2015	JPY	4,288,400		35,066	0	(699)
	11/2015		$21,481	EUR	19,083	1	(145)
	11/2015		56,403	JPY	6,863,600	838	0
	05/2016	MXN	78,599		$4,803	242	0
HUS	10/2015	BRL	3,185		823	20	0
	10/2015	JPY	6,782,846		56,778	238	0
	10/2015		$802	BRL	3,185	2	0
	10/2016	CNY	63,822		$9,761	23	0
JPM	10/2015	BRL	33,146		8,984	667	(44)
	10/2015	INR	78,845		1,193	0	(7)
	10/2015	THB	182,828		5,097	63	0
	10/2015		$9,322	BRL	33,146	61	(1,022)
	10/2015		7,146	THB	259,692	7	(2)
	11/2015		2,939	ILS	11,396	0	(32)
	11/2015		4,367	INR	284,027	0	(67)
	12/2015		4,507	TWD	146,252	0	(89)
	01/2016	BRL	111,900		$37,752	10,417	0
MSB	10/2015		82,000		20,640	0	(44)
	10/2015	TWD	108,407		3,347	66	0
	10/2015		$24,796	BRL	82,000	0	(4,112)
	10/2015		56,477	JPY	6,782,846	64	0
	11/2015	JPY	6,782,846		$56,500	0	(63)
	12/2015	MXN	3,579		210	0	0
	01/2016	BRL	138,400		43,555	9,747	0
NAB	10/2015		$96,277	EUR	84,342	0	(2,033)
NGF	10/2015	TWD	8,048		$248	4	0
	12/2015	MXN	12,215		712	0	(6)
RYL	12/2015		22,328		1,309	0	(4)
SCX	10/2015	GBP	29,051		45,109	1,162	0
	10/2015		$1,209	PHP	56,726	5	0
	11/2015	AUD	342		$251	12	0
	11/2015		$2	CNY	13	0	0
SOG	10/2015		5,229	RUB	346,221	3	0
UAG	10/2015	PHP	91,714		$1,960	0	(2)
	10/2015	SGD	1,416		1,006	11	0
	10/2015		$746	PHP	34,987	2	0
	11/2015		12,808	EUR	11,422	0	(37)
	11/2015		6,087	JPY	730,700	7	0
	12/2015	MXN	834,964		$49,752	660	0
	01/2016		$1,944	PHP	91,714	3	0

Total Forward Foreign Currency Contracts						$64,489	$(23,448)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$8,300	$(472)	$(64)
BPS	Call - OTC EUR versus USD		$1.149	11/25/2015	EUR	14,200	(118)	(96)
BRC	Call - OTC USD versus INR	INR	69.000	11/26/2015		$11,600	(105)	(28)
CBK	Call - OTC EUR versus USD		$1.172	11/20/2015	EUR	17,000	(121)	(43)
FBF	Call - OTC USD versus BRL	BRL	3.850	10/01/2015		$24,200	(278)	(702)
	Put - OTC USD versus BRL		3.790	10/28/2015		8,200	(88)	(80)
	Call - OTC USD versus BRL		4.600	03/14/2016		9,300	(262)	(335)
GLM	Put - OTC EUR versus USD		$1.078	12/07/2015	EUR	11,200	(97)	(69)
	Call - OTC EUR versus USD		1.151	12/07/2015		11,200	(97)	(82)
	Put - OTC EUR versus USD		1.077	12/08/2015		11,200	(92)	(69)
	Call - OTC EUR versus USD		1.152	12/08/2015		11,200	(98)	(80)
	Put - OTC EUR versus USD		1.076	12/14/2015		12,200	(98)	(81)
	Call - OTC EUR versus USD		1.155	12/14/2015		12,200	(111)	(88)
	Call - OTC USD versus BRL	BRL	4.450	01/14/2016		$11,300	(232)	(322)
JPM	Call - OTC AUD versus USD		$0.735	11/05/2015	AUD	17,000	(72)	(22)
	Call - OTC USD versus INR	INR	68.000	10/28/2015		$3,300	(23)	(3)
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		2,200	(37)	(2)
UAG	Call - OTC EUR versus USD		$1.145	11/12/2015	EUR	14,200	(109)	(93)

							$(2,510)	$(2,259)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/16/2015	$132,200	$(456)	$(104)

Total Written Options							$(2,966)	$(2,363)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	EUR	5,200	$113	$(68)	$45	$0
	China Government International Bond	1.000	06/20/2019	0.938		$2,800	21	(14)	7	0
	MetLife, Inc.	1.000	06/20/2017	0.338		1,000	22	(10)	12	0
BPS	BP Capital Markets America, Inc.	1.000	12/20/2019	0.823	EUR	1,500	34	(21)	13	0
	Continental AG	1.000	12/20/2020	0.938		2,400	7	2	9	0
BRC	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.424		$3,700	60	14	74	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	0.971		1,000	(29)	31	2	0
	MetLife, Inc.	1.000	03/20/2019	0.624		2,700	20	15	35	0
	Mexico Government International Bond	1.000	03/20/2018	1.210		4,300	(7)	(14)	0	(21)
CBK	BP Capital Markets America, Inc.	1.000	12/20/2019	0.823	EUR	1,100	25	(16)	9	0
	Brazil Government International Bond	1.000	06/20/2016	2.532		$27,000	(52)	(239)	0	(291)
	HSBC Bank PLC	1.000	03/20/2019	1.033	EUR	3,600	(36)	32	0	(4)
	Mexico Government International Bond	1.000	09/20/2016	0.828		$1,000	5	(3)	2	0
DUB	Berkshire Hathaway, Inc.	1.000	06/20/2017	0.250		7,300	172	(75)	97	0
	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.424		1,700	36	(2)	34	0
	China Government International Bond	1.000	03/20/2019	0.881		1,300	1	5	6	0
	China Government International Bond	1.000	06/20/2019	0.938		600	5	(3)	2	0
	Export-Import Bank of China	1.000	12/20/2016	0.575		2,300	(186)	199	13	0
	MetLife, Inc.	1.000	06/20/2017	0.338		3,800	85	(40)	45	0
	MetLife, Inc.	1.000	03/20/2019	0.624		1,700	29	(7)	22	0
	Mexico Government International Bond	1.000	03/20/2016	0.723		3,200	(18)	23	5	0
	Mexico Government International Bond	1.000	06/20/2016	0.724		7,900	19	(1)	18	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		700	3	(2)	1	0
FBF	BP Capital Markets America, Inc.	1.000	12/20/2019	0.823	EUR	200	4	(2)	2	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.682		$3,400	69	(26)	43	0
	Wendel S.A.	5.000	12/20/2019	1.116	EUR	300	74	(20)	54	0
GST	MetLife, Inc.	1.000	06/20/2016	0.147		$3,800	65	(40)	25	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		1,900	9	(5)	4	0
	Wendel S.A.	5.000	12/20/2019	1.116	EUR	1,000	251	(70)	181	0
HUS	Brazil Government International Bond	1.000	03/20/2016	2.532		$1,200	(6)	(2)	0	(8)
	Mexico Government International Bond	1.000	09/20/2016	0.828		700	4	(3)	1	0
JPM	BP Capital Markets America, Inc.	1.000	12/20/2019	0.823	EUR	3,800	85	(52)	33	0
	China Government International Bond	1.000	06/20/2019	0.938		$3,000	15	(7)	8	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		800	4	(2)	2	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.682		5,000	102	(39)	63	0
	PSEG Power LLC	1.000	12/20/2018	0.590		1,700	11	12	23	0
	Volkswagen International Finance NV	1.000	12/20/2018	2.399	EUR	1,700	(104)	23	0	(81)
MYC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.823		3,400	78	(49)	29	0
	BP Capital Markets America, Inc.	1.000	03/20/2020	0.880		2,800	47	(30)	17	0
	Wendel S.A.	5.000	12/20/2019	1.116		1,600	397	(107)	290	0

							$1,434	$(613)	$1,226	$(405)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$822	$(4)	$4	$0	$0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	193	0	2	2	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	386	0	4	4	0
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	9,096	(62)	30	0	(32)

					$(66)	$40	$6	$(32)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	1-Year BRL-CDI	12.810%	01/04/2021	BRL	43,000	$(90)	$852	$762	$0
HUS	Pay	28-Day MXN-TIIE	5.500	06/11/2018	MXN	2,700	0	4	4	0

							$(90)	$856	$766	$0

Total Swap Agreements							$1,278	$283	$1,998	$(437)

(k)	Securities with an aggregate market value of $2,751 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,919	$0	$5,919
Corporate Bonds & Notes
Banking & Finance	0	558,030	0	558,030
Industrials	9,997	255,023	0	265,020
Utilities	0	121,942	0	121,942
Municipal Bonds & Notes
California	0	10,600	0	10,600
New Jersey	0	9,511	0	9,511
Texas	0	345	0	345
U.S. Government Agencies	0	356,389	1	356,390
U.S. Treasury Obligations	0	337,655	0	337,655
Mortgage-Backed Securities	0	172,065	439	172,504
Asset-Backed Securities	0	238,266	0	238,266
Sovereign Issues	0	187,175	0	187,175
Short-Term Instruments
Certificates of Deposit	0	16,828	0	16,828
Repurchase Agreements	0	1,618	0	1,618
Mexico Treasury Bills	0	4,687	0	4,687
U.S. Treasury Bills	0	2,038	0	2,038
	$9,997	$2,278,091	$440	$2,288,528

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,851	$0	$0	$12,851

Total Investments	$22,848	$2,278,091	$440	$2,301,379

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,050)	$0	$(4,050)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	100	710	0	810
Over the counter	0	66,487	0	66,487
	$100	$67,197	$0	$67,297

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(129)	(100)	0	(229)
Over the counter	0	(26,248)	0	(26,248)

	$(129)	$(26,348)	$0	$(26,477)

Totals	$22,819	$2,314,890	$440	$2,338,149

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

September 30, 2015 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4%
SHORT-TERM INSTRUMENTS 100.4%
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 14.6%	$5,100

TREASURY REPURCHASE AGREEMENTS (a) 85.8%	30,004

Total Short-Term Instruments (Cost $35,104)	35,104

Total Investments in Securities (Cost $35,104)	35,104

Total Investments 100.4% (Cost $35,104)	$35,104
Other Assets and Liabilities, net (0.4%)	(121)

Net Assets 100.0%	$34,983

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
FAR	0.350%	09/30/2015	10/01/2015	$1,700	Freddie Mac 4.000% due 07/01/2045	$(1,754)	$1,700	$1,700
GSC	0.290	09/30/2015	10/01/2015	3,400	Freddie Mac 3.500% due 09/01/2042	(3,513)	3,400	3,400
Treasury Repurchase Agreements
BCY	0.250	09/30/2015	10/01/2015	1,700	U.S. Treasury Notes 2.000% due 02/28/2021	(1,736)	1,700	1,700
BSN	0.270	09/30/2015	10/01/2015	1,700	U.S. Treasury Notes 2.625% due 11/15/2020	(1,737)	1,700	1,700
FOB	0.280	09/30/2015	10/01/2015	3,400	U.S. Treasury Notes 0.250% due 12/15/2015	(3,472)	3,400	3,400
BOS	0.280	09/30/2015	10/01/2015	3,400	U.S. Treasury Bonds 3.750% due 11/15/2043	(3,517)	3,400	3,400
BPG	0.250	09/30/2015	10/01/2015	3,400	U.S. Treasury Notes 1.625% due 04/30/2019	(3,472)	3,400	3,400
COM	0.280	09/30/2015	10/01/2015	1,700	U.S. Treasury Bills 0.000% due 09/15/2016	(1,795)	1,700	1,700
JPS	0.280	09/30/2015	10/01/2015	1,700	U.S. Treasury Notes 0.625% due 09/30/2017	(1,736)	1,700	1,700
MBC	0.270	09/30/2015	10/01/2015	1,700	U.S. Treasury Notes 2.000% due 10/31/2021	(1,759)	1,700	1,700
MSC	0.270	09/30/2015	10/01/2015	1,700	U.S. Treasury Bonds 3.750% due 11/15/2043	(1,737)	1,700	1,700
RDR	0.270	09/30/2015	10/01/2015	1,700	U.S. Treasury Notes 2.625% due 08/15/2020	(1,736)	1,700	1,700
GRE	0.120	09/30/2015	10/01/2015	1,700	U.S. Treasury Notes 1.000% due 09/15/2017	(1,735)	1,700	1,700
SCX	0.270	09/30/2015	10/01/2015	1,700	U.S. Treasury Notes 3.000% due 08/31/2016	(1,734)	1,700	1,700
SSB	0.000	09/30/2015	10/01/2015	1,104	U.S. Treasury Notes 1.875% due 06/30/2020	(1,130)	1,104	1,104
TDM	0.280	09/30/2015	10/01/2015	3,400	U.S. Treasury Floating Rate Note 0.068% due 10/31/2016	(3,475)	3,400	3,400

Total Repurchase Agreements						$(36,038)	$35,104	$35,104

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$5,100	$0	$5,100
Treasury Repurchase Agreements	0	30,004	0	30,004

Total Investments	$0	$35,104	$0	$35,104

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 150.3%
CORPORATE BONDS & NOTES 10.5%
BANKING & FINANCE 8.5%
Ally Financial, Inc.
2.750% due 01/30/2017 (g)		$1,800	$1,791
5.500% due 02/15/2017 (g)		2,500	2,569
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	1,000	1,164
Banco Popolare SC
3.500% due 03/14/2019		800	913
Banco Santander Chile
1.887% due 01/19/2016		$8,200	8,210
Bank of America Corp.
3.300% due 01/11/2023		900	896
Bank of America N.A.
1.750% due 06/05/2018		14,900	14,875
Bank of New York Mellon Corp.
1.191% due 08/17/2020		4,400	4,418
Bankia S.A.
0.181% due 01/25/2016	EUR	1,300	1,450
3.500% due 12/14/2015		8,600	9,672
3.500% due 01/17/2019		3,200	3,698
Barclays Bank PLC
2.010% due 12/21/2020	MXN	12,500	736
7.625% due 11/21/2022		$9,200	10,327
Barclays PLC
5.250% due 08/17/2045		1,800	1,821
8.250% due 12/15/2018 (e)		600	627
BBVA Bancomer S.A.
6.500% due 03/10/2021		600	643
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,100	10,192
BPCE S.A.
0.894% due 11/18/2016		13,700	13,716
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,700	3,069
2.875% due 05/19/2016		7,100	8,035
Citigroup, Inc.
0.820% due 05/01/2017		$32,900	32,808
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		5,200	5,187
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		3,600	3,759
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		400	389
3.800% due 09/15/2022		2,600	2,606
Depfa ACS Bank
3.875% due 11/14/2016	EUR	700	815
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,712
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018		450	434
12.000% due 02/17/2020		200	200
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,600	3,620
JPMorgan Chase & Co.
0.845% due 04/25/2018		10,000	9,960
2.750% due 06/23/2020		12,000	12,109
LBG Capital PLC
15.000% due 12/21/2019	GBP	1,830	3,889
15.000% due 12/21/2019	EUR	70	116
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		$100	11
Lloyds Bank PLC
1.750% due 05/14/2018		6,200	6,192
3.500% due 05/14/2025		1,200	1,191
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	4,500	6,893
7.875% due 06/27/2029 (e)		2,200	3,434
Navient Corp.
6.250% due 01/25/2016		$764	772
Rabobank Group
0.624% due 04/28/2017		32,900	32,895
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (e)		500	505

State Bank of India
2.442% due 01/21/2016		400	400
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016		1,500	1,492
UBS AG
7.625% due 08/17/2022		1,800	2,074

			235,285

INDUSTRIALS 1.4%
AbbVie, Inc.
1.800% due 05/14/2018		7,700	7,684
2.500% due 05/14/2020		3,600	3,584
3.200% due 11/06/2022		800	796
3.600% due 05/14/2025		2,900	2,870
California Resources Corp.
5.500% due 09/15/2021 (g)		6,400	3,936
Central China Real Estate Ltd.
8.000% due 01/28/2020		600	566
Chesapeake Energy Corp.
3.539% due 04/15/2019		1,400	998
DISH DBS Corp.
7.125% due 02/01/2016		200	202
Dynegy, Inc.
6.750% due 11/01/2019		8,000	8,060
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,900	3,693
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017 (a)		$3,350	3,348
2.850% due 10/05/2018 (a)		3,350	3,346
KWG Property Holding Ltd.
8.250% due 08/05/2019		300	303
Sunac China Holdings Ltd.
8.750% due 12/05/2019		300	296
UnitedHealth Group, Inc.
3.350% due 07/15/2022		100	104

			39,786

UTILITIES 0.6%
BellSouth Corp.
4.821% due 04/26/2021		6,500	6,633
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	1,700	2,712
Petrobras Global Finance BV
1.953% due 05/20/2016		$300	283
3.000% due 01/15/2019		300	218
3.250% due 03/17/2017		200	177
4.375% due 05/20/2023		400	262
4.875% due 03/17/2020		200	147
5.375% due 01/27/2021		7,600	5,565
6.625% due 01/16/2034	GBP	100	95

			16,092

Total Corporate Bonds & Notes (Cost $305,689)			291,163

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$680	595

Total Municipal Bonds & Notes (Cost $650)			595

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
0.268% due 12/25/2036		67	67
0.344% due 08/25/2034		83	83
0.544% due 07/25/2037 - 05/25/2042		112	112
0.634% due 05/25/2036		70	70
0.874% due 02/25/2041		2,686	2,715
1.383% due 07/01/2044 - 09/01/2044		55	56
2.275% due 05/25/2035		579	611
2.320% due 11/01/2024		9	9
3.000% due 10/01/2045		15,000	15,211
5.259% due 10/01/2035		206	220
Freddie Mac
0.357% due 10/15/2020		420	420
0.437% due 02/15/2019		43	43
0.454% due 08/25/2031		57	56
0.657% due 08/15/2033 - 09/15/2042		12,440	12,564
1.383% due 10/25/2044 - 02/25/2045		4,576	4,738
2.373% due 01/01/2034		104	111
3.199% due 12/01/2035		81	85

NCUA Guaranteed Notes
0.653% due 10/07/2020		2,685	2,698
0.763% due 12/08/2020		4,373	4,404
Small Business Administration
5.902% due 02/10/2018		158	169
6.020% due 08/01/2028		1,041	1,194

Total U.S. Government Agencies (Cost $45,064)			45,636

U.S. TREASURY OBLIGATIONS 115.8%
U.S. Treasury Bonds (g)
2.125% due 05/15/2025 (k)		59,500	59,889
2.500% due 02/15/2045		28,830	26,567
2.875% due 08/15/2045		8,970	8,973
3.000% due 11/15/2044 (k)		2,000	2,044
3.000% due 05/15/2045		37,940	38,864
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (g)		136,259	134,970
0.125% due 04/15/2018 (g)(i)		7,742	7,737
0.125% due 04/15/2019 (g)(i)(k)		38,698	38,593
0.125% due 04/15/2020 (g)		113,816	113,201
0.125% due 01/15/2022 (g)		187,809	183,309
0.125% due 07/15/2022 (g)		372,244	363,585
0.125% due 01/15/2023 (g)		141,623	136,765
0.125% due 07/15/2024 (g)		7,136	6,821
0.250% due 01/15/2025 (g)(k)		12,494	11,995
0.375% due 07/15/2023 (g)(i)(k)		85,938	84,593
0.375% due 07/15/2025 (g)		18,818	18,358
0.625% due 07/15/2021 (g)		302,036	306,645
0.625% due 01/15/2024		43,776	43,639
0.625% due 02/15/2043 (g)(k)		11,667	9,862
0.750% due 02/15/2042 (g)		12,822	11,260
0.750% due 02/15/2045 (g)		59,926	52,143
1.125% due 01/15/2021 (g)		24,982	25,995
1.250% due 07/15/2020 (g)		94,761	99,597
1.375% due 01/15/2020 (g)		121,610	127,753
1.375% due 02/15/2044 (g)		120,033	122,151
1.750% due 01/15/2028 (g)		94,758	104,951
1.875% due 07/15/2019 (g)(i)(k)		9,501	10,155
2.000% due 01/15/2016 (g)		31,076	31,001
2.000% due 01/15/2026 (g)		159,086	178,814
2.125% due 02/15/2040 (g)		37,091	43,843
2.125% due 02/15/2041 (k)		1,090	1,296
2.375% due 01/15/2017 (g)		8,519	8,750
2.375% due 01/15/2025 (g)		159,656	184,017
2.375% due 01/15/2027 (g)		128,602	150,796
2.500% due 07/15/2016 (g)(i)		40,809	41,499
2.500% due 01/15/2029 (g)(k)		45,142	54,262
3.625% due 04/15/2028 (g)(k)		45,728	60,722
3.875% due 04/15/2029 (g)		142,774	197,205
U.S. Treasury Notes (g)
1.500% due 05/31/2020		45,800	46,215
1.750% due 03/31/2022 (k)		32,700	32,799
2.000% due 07/31/2022		39,200	39,884

Total U.S. Treasury Obligations (Cost $3,335,483)			3,221,518

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
2.034% due 09/25/2045		357	349
Arran Residential Mortgages Funding PLC
1.423% due 11/19/2047	EUR	5,049	5,666
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$358	376
Banc of America Funding Trust
2.693% due 02/20/2036		860	855
2.914% due 01/20/2047 ^		388	330
Banc of America Mortgage Trust
2.314% due 11/25/2034		78	75
2.630% due 02/25/2036 ^		562	505
2.789% due 06/25/2035		155	150
6.500% due 09/25/2033		21	22
Banc of America Re-REMIC Trust
5.664% due 06/24/2050		1,389	1,430
5.675% due 02/17/2051		883	912
BCAP LLC Trust
5.345% due 03/26/2037		1,788	1,746
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		234	236
2.320% due 08/25/2035		292	295
2.515% due 03/25/2035		102	103
2.551% due 01/25/2035		572	555
2.647% due 03/25/2035		493	480
2.660% due 10/25/2035		1,157	1,142
2.680% due 03/25/2035		407	410

Bear Stearns ALT-A Trust
2.697% due 09/25/2035		2,350	2,006
2.947% due 03/25/2036 ^		679	528
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/2041		6,279	6,458
Chase Mortgage Finance Trust
2.643% due 02/25/2037		64	64
ChaseFlex Trust
6.000% due 02/25/2037 ^		589	505
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.474% due 01/25/2035		18	16
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035		41	40
2.210% due 09/25/2035		172	172
2.420% due 09/25/2035		183	184
2.660% due 05/25/2035		54	54
2.730% due 10/25/2035		1,009	1,002
2.905% due 09/25/2037 ^		1,229	1,115
Commercial Mortgage Trust
3.156% due 07/10/2046		171	171
Countrywide Alternative Loan Trust
0.364% due 05/25/2047		7,848	6,804
0.374% due 05/25/2047		217	184
0.384% due 09/25/2046 ^		6,054	5,276
0.396% due 02/20/2047 ^		705	524
0.474% due 12/25/2035		37	33
1.199% due 12/25/2035		170	141
6.000% due 01/25/2037 ^		291	250
Countrywide Home Loan Mortgage Pass-Through Trust
2.548% due 05/20/2036 ^		167	149
2.617% due 11/19/2033		34	34
5.500% due 08/25/2035		162	156
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035		154	137
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		14,155	14,468
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		1,072	1,089
5.467% due 09/18/2039		1,144	1,163
Deutsche ALT-B Securities, Inc.
0.294% due 10/25/2036 ^		21	14
First Horizon Alternative Mortgage Securities Trust
2.242% due 06/25/2034		334	329
First Horizon Mortgage Pass-Through Trust
2.585% due 02/25/2035		1,250	1,257
2.726% due 08/25/2035		655	587
Granite Mortgages PLC
0.966% due 09/20/2044	GBP	80	121
GreenPoint Mortgage Funding Trust
0.464% due 11/25/2045		$213	186
0.634% due 06/25/2045		347	307
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,599
GSR Mortgage Loan Trust
2.702% due 09/25/2035		564	567
2.813% due 01/25/2035		348	334
HarborView Mortgage Loan Trust
0.436% due 05/19/2035		110	91
0.496% due 02/19/2036		225	168
0.556% due 06/20/2035		116	111
IndyMac Mortgage Loan Trust
0.974% due 05/25/2034		62	59
2.551% due 12/25/2034		209	200
2.796% due 11/25/2035 ^		960	870
JPMorgan Chase Commercial Mortgage Securities Trust
5.794% due 02/12/2051		1,166	1,236
JPMorgan Mortgage Trust
2.144% due 07/27/2037		1,008	940
2.672% due 02/25/2035		375	375
2.686% due 07/25/2035		722	723
2.737% due 09/25/2035		160	153
2.741% due 08/25/2035 ^		399	381
2.756% due 07/25/2035		294	295
2.775% due 08/25/2035		432	428
JPMorgan Resecuritization Trust
6.000% due 02/27/2037		593	608
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		4,987	5,120
5.424% due 02/15/2040		214	223
Marche Mutui SRL
0.342% due 02/25/2055	EUR	916	1,004
0.381% due 10/27/2065		513	573
2.231% due 01/27/2064		2,190	2,490
MASTR Adjustable Rate Mortgages Trust
2.763% due 11/21/2034		$362	373

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031		195	192
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030		187	180
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036		511	472
0.444% due 11/25/2035		367	347
1.197% due 10/25/2035		255	244
1.673% due 10/25/2035		929	906
2.281% due 12/25/2035		255	236
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	212
Morgan Stanley Capital Trust
6.114% due 06/11/2049		508	538
Morgan Stanley Mortgage Loan Trust
2.247% due 06/25/2036		643	626
Residential Accredit Loans, Inc. Trust
0.494% due 08/25/2035		150	117
Royal Bank of Scotland Capital Funding Trust
6.230% due 12/16/2049		1,972	2,038
Sequoia Mortgage Trust
0.416% due 07/20/2036		1,419	1,332
0.916% due 10/19/2026		67	66
Structured Adjustable Rate Mortgage Loan Trust
0.674% due 06/25/2035		15	15
1.597% due 01/25/2035		158	127
2.560% due 02/25/2034		218	217
2.569% due 08/25/2035		203	192
2.585% due 12/25/2034		365	357
Structured Asset Mortgage Investments Trust
0.384% due 06/25/2036		110	92
0.404% due 04/25/2036		465	353
0.466% due 07/19/2035		1,253	1,188
0.876% due 10/19/2034		108	104
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^		11	11
Swan Trust
3.350% due 04/25/2041	AUD	221	156
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	7,022
WaMu Mortgage Pass-Through Certificates Trust
0.454% due 11/25/2045		218	205
0.484% due 10/25/2045		1,238	1,154
0.929% due 01/25/2047		844	770
0.969% due 05/25/2047		501	425
0.993% due 12/25/2046		117	107
1.199% due 02/25/2046		183	169
1.399% due 11/25/2042		23	22
2.159% due 07/25/2046		764	691
2.159% due 11/25/2046		108	98
2.453% due 12/25/2035		244	226
2.764% due 08/25/2035		110	105
Wells Fargo Mortgage-Backed Securities Trust
2.722% due 09/25/2034		85	87

Total Mortgage-Backed Securities (Cost $103,766)			106,481

ASSET-BACKED SECURITIES 2.7%
Aquilae CLO PLC
0.289% due 01/17/2023	EUR	480	533
Asset-Backed Funding Certificates Trust
0.894% due 06/25/2034		$921	865
Bear Stearns Asset-Backed Securities Trust
0.854% due 10/25/2032		14	14
1.194% due 10/25/2037		42	39
Carlyle High Yield Partners Ltd.
0.512% due 04/19/2022		1,192	1,155
Citigroup Mortgage Loan Trust, Inc.
0.274% due 01/25/2037		197	128
College Loan Corp. Trust
0.545% due 01/25/2024		800	774
Countrywide Asset-Backed Certificates
0.374% due 07/25/2036		1,983	1,951
0.444% due 04/25/2036		76	75
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036		89	49
Equity One Mortgage Pass-Through Trust
0.494% due 04/25/2034		90	76
First Franklin Mortgage Loan Trust
0.874% due 11/25/2035		6,061	6,047
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		7,131	7,131
GSAMP Trust
0.264% due 12/25/2036		105	57

HSI Asset Securitization Corp. Trust
0.244% due 10/25/2036		8	4
JPMorgan Mortgage Acquisition Trust
0.314% due 01/25/2037		2,633	2,577
Magi Funding PLC
0.331% due 04/11/2021	EUR	81	91
Merrill Lynch Mortgage Investors Trust
0.274% due 09/25/2037		$26	10
0.314% due 02/25/2037		393	189
Morgan Stanley IXIS Real Estate Capital Trust
0.244% due 11/25/2036		13	6
Nautique Funding Ltd.
0.539% due 04/15/2020		315	311
NovaStar Mortgage Funding Trust
0.664% due 01/25/2036		2,100	1,679
NYLIM Flatiron CLO Ltd.
0.531% due 08/08/2020		133	133
OneMain Financial Issuance Trust
2.470% due 09/18/2024		14,700	14,717
Park Place Securities, Inc.
0.664% due 09/25/2035		3,200	2,802
Penta CLO S.A.
0.268% due 06/04/2024	EUR	2,222	2,453
Renaissance Home Equity Loan Trust
0.954% due 12/25/2032		$65	61
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^		357	141
SLM Student Loan Trust
0.335% due 04/25/2019		8,800	8,669
1.795% due 04/25/2023		8,792	8,823
Soundview Home Loan Trust
0.254% due 11/25/2036		57	22
Structured Asset Securities Corp. Mortgage Loan Trust
0.324% due 02/25/2037		8,400	7,427
1.699% due 04/25/2035		503	481
Symphony CLO Ltd.
0.561% due 05/15/2019		1,999	1,989
Voya CLO Ltd.
1.589% due 10/15/2022		4,300	4,300
Wood Street CLO BV
0.280% due 03/29/2021	EUR	59	66

Total Asset-Backed Securities (Cost $75,733)			75,845

SOVEREIGN ISSUES 13.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020		1,000	1,199
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	113,700	24,777
0.000% due 01/01/2019 (c)		41,800	6,486
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		16,600	3,393
Colombian TES
3.000% due 03/25/2033 (d)	COP	7,790,860	2,127
France Government International Bond
0.250% due 07/25/2018 (d)	EUR	3,113	3,585
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)		7,868	9,289
2.100% due 09/15/2021 (d)		4,681	5,769
2.250% due 04/22/2017 (d)		3,617	4,152
2.350% due 09/15/2019 (d)		3,093	3,772
2.350% due 09/15/2024 (d)		46,576	58,901
2.550% due 10/22/2016 (d)		693	791
2.550% due 09/15/2041 (d)		2,114	2,865
3.100% due 09/15/2026 (d)		635	865
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	47,316	2,966
4.000% due 11/08/2046 (d)		161,990	10,230
4.500% due 12/04/2025 (d)		321,115	21,522
4.750% due 06/14/2018		65,102	3,870
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	7,218	4,596
3.000% due 09/20/2030		15,126	10,602
Republic of Germany
0.750% due 04/15/2018 (d)(g)	EUR	37,097	42,724
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	300,000	2,113
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	6,400	7,510
5.250% due 02/18/2024		$1,000	1,104
5.500% due 10/26/2022		1,900	2,141
Spain Government International Bond
0.550% due 11/30/2019 (d)	EUR	1,898	2,166
1.000% due 11/30/2030 (d)		3,188	3,417
1.800% due 11/30/2024 (d)		4,396	5,277

2.150% due 10/31/2025		9,700	11,101
2.750% due 10/31/2024		7,300	8,803
3.800% due 04/30/2024		3,700	4,808
5.400% due 01/31/2023		5,700	8,086
United Kingdom Gilt
0.125% due 03/22/2024 (d)(g)	GBP	53,166	87,319
0.125% due 03/22/2058 (d)		374	849
0.125% due 03/22/2068 (d)		766	1,980
0.375% due 03/22/2062 (d)		1,535	4,027

Total Sovereign Issues (Cost $409,785)			375,182

SHORT-TERM INSTRUMENTS 2.4%
CERTIFICATES OF DEPOSIT 1.7%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$33,250	33,246
1.171% due 05/16/2016		14,250	14,216

			47,462

REPURCHASE AGREEMENTS (f) 0.1%			3,356

U.S. TREASURY BILLS 0.6%
0.097% due 12/31/2015 - 02/11/2016 (b)(g)(k)		17,118	17,117

Total Short-Term Instruments (Cost $67,968)			67,935

Total Investments in Securities (Cost $4,344,138)			4,184,355

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		409,250	4,058

Total Short-Term Instruments (Cost $4,058)			4,058

Total Investments in Affiliates (Cost $4,058)			4,058

Total Investments 150.5% (Cost $4,348,196)			$4,188,413
Financial Derivative Instruments (h)(j) (0.7%) (Cost or Premiums, net $(2,826))			(18,171)
Other Assets and Liabilities, net (49.8%)			(1,387,468)

Net Assets 100.0%			$2,782,774

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$3,356	U.S. Treasury Notes 1.875% due 06/30/2020	$(3,427)	$3,356	$3,356

Total Repurchase Agreements						$(3,427)	$3,356	$3,356

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.100%)	05/20/2015	05/18/2017	$(5,924)	$(5,922)

Total Reverse Repurchase Agreements					$(5,922)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.640%	09/23/2015	10/06/2015		$(11,987)	$(11,989)
	0.830	09/25/2015	10/02/2015		(1,354)	(1,354)
BPG	0.260	10/01/2015	10/02/2015		(471,261)	(471,257)
	0.280	10/01/2015	10/06/2015		(701,322)	(701,375)
	0.350	10/01/2015	10/05/2015		(383,277)	(383,227)
	0.350	10/02/2015	10/06/2015		(50,669)	(50,660)
GSC	0.300	09/10/2015	10/13/2015		(38,258)	(38,301)
	0.360	09/09/2015	10/09/2015		(23,823)	(23,843)
	0.400	09/28/2015	10/05/2015		(8,625)	(8,625)
	0.410	09/10/2015	10/13/2015		(1,170)	(1,171)
	0.450	09/22/2015	10/06/2015		(3,295)	(3,296)
	0.490	09/09/2015	10/09/2015		(96,487)	(96,521)
	0.510	09/24/2015	10/01/2015		(22,823)	(22,826)
	0.520	09/11/2015	10/13/2015		(78,608)	(78,619)
	0.520	09/22/2015	10/06/2015		(582)	(582)
	0.560	09/21/2015	10/05/2015		(716)	(717)
	0.560	09/23/2015	10/07/2015		(53,022)	(53,046)
	0.570	09/21/2015	10/05/2015		(23,033)	(23,039)
	0.575	09/16/2015	10/07/2015		(21,282)	(21,106)
	0.600	09/24/2015	10/01/2015		(1,101)	(1,102)
	0.680	09/28/2015	10/05/2015		(3,255)	(3,256)
	0.860	09/30/2015	10/01/2015		(11,776)	(11,777)
MSC	0.350	08/10/2015	10/09/2015		(11,228)	(11,241)
	0.360	08/21/2015	10/02/2015		(69,126)	(69,160)
	0.410	08/11/2015	11/10/2015		(90,350)	(90,458)
	0.420	08/26/2015	10/07/2015		(6,713)	(6,717)
	0.430	08/19/2015	10/20/2015		(5,476)	(5,485)
	0.460	08/28/2015	10/02/2015		(111,382)	(111,432)
	0.470	08/31/2015	10/05/2015		(122,353)	(122,419)
	0.480	09/04/2015	10/05/2015		(99,241)	(99,279)
	0.484	09/04/2015	10/05/2015		(11,014)	(10,924)
	0.490	09/09/2015	10/09/2015		(742)	(742)
	0.600	09/23/2015	10/07/2015		(34,718)	(34,730)
MYI	(0.150)	08/31/2015	10/05/2015	EUR	(54,734)	(61,111)
	0.600	09/30/2015	10/07/2015	GBP	(8,101)	(12,264)
	0.650	09/24/2015	10/08/2015		(36,065)	(54,585)
NOM	0.450	09/11/2015	10/13/2015		$(10,380)	(10,390)
TDM	0.320	08/07/2015	10/07/2015		(38,164)	(38,196)
	0.380	08/18/2015	10/14/2015		(80,813)	(80,942)
	0.390	08/17/2015	10/19/2015		(38,014)	(38,079)
	0.450	09/03/2015	10/05/2015		(49,270)	(49,288)
	0.480	09/08/2015	10/08/2015		(71,894)	(71,914)
	0.560	09/17/2015	10/01/2015		(11,784)	(11,786)

Total Sale-Buyback Transactions						$(2,998,831)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $1,241,800 at a weighted average interest rate of 0.272%.
(3)	Payable for sale-buyback transactions includes $128 of deferred price drop.

Short Sales on U.S. Government Agencies* and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$44,000	$(44,205)	$(44,618)
U.S. Treasury Notes	2.000	07/31/2022	13,900	(14,127)	(14,189)

Total Short Sales				$(58,332)	$(58,807)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $3,057,048 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$111.000	11/20/2015	680	$6	$5
Put - CME 90-Day Eurodollar December Futures	99.375	12/14/2015	2,536	163	16

				$169	$21

Total Purchased Options				$169	$21

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	52	$(18)	$2	$0
90-Day Eurodollar December Futures	Short	12/2016	531	(286)	20	0
90-Day Eurodollar March Futures	Short	03/2016	11	(8)	0	0
90-Day Eurodollar March Futures	Short	03/2017	251	(392)	10	0
Brent Crude March Futures	Short	01/2016	10	141	0	(2)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	7	20	4	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	638	442	0	(26)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	617	822	0	(48)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	773	(2,171)	435	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	76	71	0	(52)

Total Futures Contracts				$(1,379)	$471	$(128)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$42,372	$1,237	$(1,172)	$149	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	600	0	1	2	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	46,200	246	(308)	2	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	6,800	24	(2)	0	(1)

				$1,507	$(1,481)	$153	$(1)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$196,900	$(2,493)	$(1,251)	$58	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		25,800	(641)	(8)	0	(8)
Receive	3-Month USD-LIBOR	3.000	09/16/2025		50,300	(666)	(516)	13	0
Receive	3-Month USD-LIBOR	2.225	09/16/2025		9,000	(178)	(178)	9	0
Pay	3-Month USD-LIBOR	2.350	10/02/2025		15,700	(476)	(377)	0	(476)
Pay	3-Month USD-LIBOR	2.500	12/16/2025		36,800	(1,438)	(860)	37	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		82,000	(3,301)	(4,408)	53	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		87,700	(3,507)	(7,573)	270	0
Receive	3-Month USD-LIBOR	2.570	02/10/2046		2,100	7	7	6	0
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026	EUR	76,390	443	(547)	0	(180)
Pay	6-Month EUR-EURIBOR	1.500	03/16/2046		1,800	(29)	(388)	9	0
Receive	6-Month GBP-LIBOR	2.000	03/16/2026	GBP	74,480	(1,025)	(2,263)	0	(471)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		33,115	774	81	0	(560)
Receive	6-Month GBP-LIBOR	2.250	03/16/2046		23,405	(1,285)	(1,352)	0	(415)
Receive	28-Day MXN-TIIE	6.420	07/10/2025	MXN	8,200	(3)	(3)	0	(4)
Receive	28-Day MXN-TIIE	6.390	07/10/2025		235,300	(41)	(82)	0	(101)
Pay	28-Day MXN-TIIE	6.710	09/20/2029		197,800	(64)	(488)	81	0

						$(13,923)	$(20,206)	$536	$(2,215)

Total Swap Agreements						$(12,416)	$(21,687)	$689	$(2,216)

(4)	Unsettled variation margin liability of $29 for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $23,130 and cash of $8,903 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015		$34,383	INR	2,214,597	$0	$(681)
	10/2016	BRL	92,100		$23,305	2,407	0
CBK	10/2015	EUR	3,612		4,135	99	0
	10/2015	GBP	15,604		24,050	445	0
	10/2015	SGD	5,252		3,712	22	0
	10/2015		$62,440	EUR	55,725	1	(172)
	10/2015		2,591	GBP	1,686	0	(40)
	11/2015	EUR	7,146		$7,993	7	(2)
	11/2015		$1,607	GBP	1,056	0	(10)
	12/2015	MXN	864,146		$51,227	419	0
	12/2015		$3,593	MXN	61,495	23	0
	01/2016	BRL	4,483		$1,345	250	0
DUB	10/2015		50,622		13,481	742	(30)
	10/2015		$12,742	BRL	50,621	27	0
	10/2015	ZAR	11,855		$942	89	0
	11/2015		$2,812	BRL	11,381	27	0
FBF	10/2015	BRL	27,832		$7,560	540	0
	10/2015	JPY	2,941,200		24,468	0	(49)
	10/2015	SGD	4,824		3,436	47	0
	10/2015		$7,005	BRL	27,832	15	0
	10/2015		166	MYR	650	0	(18)
GLM	10/2015	BRL	51,123		$12,868	0	(27)
	10/2015	EUR	268,099		302,541	2,967	0
	10/2015	GBP	83,816		129,164	2,371	0
	10/2015	NZD	22,121		14,174	33	0
	10/2015		$14,008	BRL	51,123	0	(1,113)
	10/2015		44,862	EUR	39,747	0	(448)
	10/2015		58,424	GBP	38,260	0	(548)
	11/2015	AUD	4,290		$3,027	22	0
	11/2015	COP	5,125,605		1,717	66	0
	11/2015		$5,659	EUR	5,048	0	(15)
	11/2015		8,286	GBP	5,447	0	(47)
HUS	10/2015	KRW	12,467,381		$10,966	455	0
	10/2015	SGD	5,646		3,960	0	(7)
	10/2015	TWD	113,960		3,500	51	0
	10/2015		$11,021	SGD	15,722	24	0
	11/2015	INR	611,180		$9,170	0	(109)
	12/2015	SGD	15,722		10,997	0	(25)
JPM	10/2015	BRL	27,331		6,879	0	(15)
	10/2015	EUR	36,002		40,775	550	(3)
	10/2015	KRW	2,336,712		1,960	0	(10)
	10/2015		$7,592	BRL	27,331	0	(698)
	10/2015		19,646	EUR	17,391	0	(214)
	10/2015		6,760	GBP	4,406	0	(95)
	10/2015		14,024	NZD	22,121	118	0
	11/2015	INR	267,584		$4,030	0	(33)
	11/2015	NZD	22,121		13,991	0	(118)
	11/2015		$2,095	EUR	1,865	0	(10)
	11/2015		27,104	INR	1,762,982	0	(413)
	01/2016	BRL	22,546		$6,749	1,242	0
	04/2016		65,246		19,570	4,072	0
	10/2016		21,600		5,457	556	0
MSB	10/2015		$279,148	EUR	249,433	0	(432)
	10/2015		12,194	GBP	8,042	0	(29)
	10/2015		24,490	JPY	2,941,200	28	0
	11/2015	EUR	249,433		$279,277	427	0
	11/2015	JPY	2,941,200		24,500	0	(27)
NGF	10/2015	TWD	149,928		4,520	0	(17)
SCX	10/2015	INR	531,646		8,000	0	(88)
	10/2015		$136,281	GBP	89,928	0	(242)
	11/2015	GBP	89,928		$136,260	242	0
SOG	10/2015	INR	599,885		9,030	0	(99)
UAG	10/2015	TWD	109,799		3,360	37	0
	10/2015		$1,857	GBP	1,205	0	(34)
	10/2015		2,312	PLN	8,865	19	0
	12/2015		3,531	MXN	60,294	14	0

Total Forward Foreign Currency Contracts						$18,454	$(5,918)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	$9,100	$91	$0
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	190,200	234	24
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	02/08/2016	39,200	470	195
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	01/05/2016	182,700	117	43
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	171,100	137	34
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	92,800	107	12
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	134,200	215	279
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/06/2016	165,200	153	21
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/29/2016	736,500	775	145
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/23/2016	212,400	393	319
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/24/2016	210,900	377	319
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065	10/05/2015	32,400	362	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	19,000	2,660	2,015
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	04/11/2016	438,000	372	61

							$6,463	$3,467

Total Purchased Options							$6,463	$3,467

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016		$25,700	$(1,086)	$(2,222)
GLM	Put - OTC EUR versus USD		$1.085	11/25/2015	EUR	12,550	(129)	(82)
	Put - OTC EUR versus USD		1.100	11/25/2015		11,550	(125)	(122)

							$(1,340)	$(2,426)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$3,900	$(34)	$(25)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	33,400	(298)	(34)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	(57)	(5)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	7,800	(7)	0
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	(49)	(37)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,700	(441)	(234)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	34,300	(250)	(67)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,900	(20)	(6)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	33,100	(374)	(468)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	14,800	(273)	(273)

						$(1,803)	$(1,149)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	$7,900	$(42)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	10/05/2015	3,500	(47)	0
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800	10/23/2015	38,500	(102)	(245)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	02/08/2016	39,200	(511)	(645)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500	02/18/2016	185,400	(593)	(1,112)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	84,400	(317)	(451)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	134,200	(81)	(71)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	134,200	(134)	(157)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017	79,800	(2,660)	(1,432)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	10/05/2015	28,300	(168)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120	10/05/2015	12,300	(191)	0
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400	03/14/2016	35,000	(136)	(187)

							$(4,982)	$(4,300)

Total Written Options							$(8,125)	$(7,875)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.074%	$300	$0	$(3)	$0	$(3)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%		$700	$(54)	$46	$0	$(8)
	Indonesia Government International Bond	1.000	12/20/2019	2.212		2,200	(52)	(53)	0	(105)
	Italy Government International Bond	1.000	03/20/2019	0.860		2,500	(43)	55	12	0
BRC	Greece Government International Bond	1.000	06/20/2016	28.406		500	(28)	(64)	0	(92)
	Indonesia Government International Bond	1.000	12/20/2019	2.212		4,200	(134)	(66)	0	(200)
CBK	Freeport-McMoRan, Inc.	1.000	09/20/2020	6.509		600	(99)	(32)	0	(131)
DUB	Italy Government International Bond	1.000	03/20/2019	0.860		17,100	(296)	382	86	0
GST	Chesapeake Energy Corp.	5.000	09/20/2020	12.616		200	(23)	(25)	0	(48)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.472		6,400	(478)	405	0	(73)
	Greece Government International Bond	1.000	12/20/2015	36.531	EUR	5,100	(258)	(450)	0	(708)
	Greece Government International Bond	1.000	12/20/2016	23.368		$400	(30)	(66)	0	(96)
	Sberbank of Russia Via SB Capital S.A.	1.000	03/20/2016	4.085		900	(50)	37	0	(13)
JPM	Freeport-McMoRan, Inc.	1.000	09/20/2020	6.509		1,300	(204)	(81)	0	(285)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.472		1,600	(119)	101	0	(18)
MYC	Chesapeake Energy Corp.	5.000	09/20/2018	11.561		300	(25)	(21)	0	(46)

							$(1,893)	$168	$98	$(1,823)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	4,900	$1	$330	$331	$0
	Pay	1-Month GBP-UKRPI	3.350	08/15/2030		7,500	(85)	373	288	0
	Receive	3-Month USD-CPURNSA Index	1.730	08/26/2025		$5,600	0	(44)	0	(44)
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	4,800	22	261	283	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		2,500	18	327	345	0
	Pay	1-Year BRL-CDI	14.560	01/04/2021	BRL	12,400	(1)	(60)	0	(61)
	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		$87,000	132	(5,574)	0	(5,442)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		30,300	495	(4,211)	0	(3,716)
BRC	Receive	3-Month USD-CPURNSA Index	2.018	08/19/2017		17,900	0	(743)	0	(743)
CBK	Pay	1-Month GBP-UKRPI	3.430	06/15/2030	GBP	7,700	5	514	519	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		6,400	(21)	222	201	0
	Pay	1-Month GBP-UKRPI	3.275	09/15/2030		6,100	0	105	105	0
	Receive	3-Month EUR-EXT-CPI Index	0.655	08/15/2018	EUR	1,500	(2)	(2)	0	(4)
	Receive	3-Month EUR-EXT-CPI Index	0.640	09/15/2018		1,300	0	(2)	0	(2)
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	6,000	0	312	312	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		6,000	8	181	189	0
	Pay	1-Year BRL-CDI	13.730	01/02/2018	BRL	9,600	(2)	(74)	0	(76)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		9,800	1	(126)	0	(125)
	Pay	1-Year BRL-CDI	14.500	01/04/2021		67,600	0	(360)	0	(360)
	Receive	3-Month EUR-EXT-CPI Index	0.605	09/15/2018	EUR	2,300	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index	1.940	10/07/2016		$25,800	0	(859)	0	(859)
	Receive	3-Month USD-CPURNSA Index	1.860	11/05/2016		22,300	0	(696)	0	(696)
	Receive	3-Month USD-CPURNSA Index	1.845	11/29/2016		13,100	0	(403)	0	(403)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		19,100	(8)	(568)	0	(576)
	Receive	3-Month USD-CPURNSA Index	1.930	02/10/2017		9,200	0	(285)	0	(285)
	Receive	3-Month USD-CPURNSA Index	2.173	11/01/2018		16,200	0	(907)	0	(907)
	Receive	3-Month USD-CPURNSA Index	1.725	03/04/2019		2,925	0	(59)	0	(59)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	1,000	0	53	53	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		1,200	(39)	172	133	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		1,400	2	194	196	0
	Pay	1-Year BRL-CDI	13.730	01/02/2018	BRL	85,300	3	(681)	0	(678)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		9,100	1	(117)	0	(116)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	8,950	0	144	144	0
	Pay	1-Month GBP-UKRPI	3.195	04/15/2030		9,000	0	137	137	0
	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		8,500	0	371	371	0
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		1,700	5	95	100	0
	Pay	1-Month GBP-UKRPI	3.325	08/15/2030		17,200	(55)	596	541	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		2,700	0	40	40	0
	Receive	3-Month EUR-EXT-CPI Index	0.650	09/15/2018	EUR	1,500	0	(3)	0	(3)
	Pay	3-Month FR-FRCPI Index	1.625	06/18/2025		9,900	0	544	544	0
	Receive	3-Month USD-CPURNSA Index	1.730	04/15/2016		$31,100	(66)	(788)	0	(854)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		43,800	24	(2,582)	0	(2,558)
	Receive	3-Month USD-CPURNSA Index	1.942	04/15/2017		73,000	0	(2,955)	0	(2,955)
	Receive	3-Month USD-CPURNSA Index	2.175	10/01/2018		26,500	49	(1,535)	0	(1,486)
HUS	Receive	1-Year BRL-CDI	13.403	01/02/2018	BRL	94,900	0	884	884	0
	Pay	1-Year BRL-CDI	13.421	01/04/2021		34,100	0	(441)	0	(441)
	Pay	1-Year BRL-CDI	13.450	01/04/2021		79,700	10	(1,025)	0	(1,015)
	Pay	1-Year BRL-CDI	14.500	01/04/2021		47,200	(3)	(248)	0	(251)
	Pay	1-Year BRL-CDI	14.560	01/04/2021		75,500	(3)	(369)	0	(372)
JPM	Pay	1-Month GBP-UKRPI	3.275	09/15/2030	GBP	4,400	0	76	76	0
MYC	Receive	3-Month EUR-EXT-CPI Index	0.623	09/15/2018	EUR	2,500	0	(3)	0	(3)
	Pay	3-Month USD-CPURNSA Index	2.058	05/12/2025		$5,100	0	191	191	0
RYL	Receive	3-Month USD-CPURNSA Index	1.935	10/23/2016		13,100	(39)	(398)	0	(437)
	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		61,200	108	(3,936)	0	(3,828)
UAG	Receive	3-Month EUR-EXT-CPI Index	0.610	09/15/2018	EUR	5,400	0	(5)	0	(5)

							$560	$(23,939)	$5,983	$(29,362)

Total Swap Agreements							$(1,333)	$(23,774)	$6,081	$(31,188)

(k)	Securities with an aggregate market value of $28,842 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$235,285	$0	$235,285
Industrials	6,694	33,092	0	39,786
Utilities	0	16,092	0	16,092
Municipal Bonds & Notes
West Virginia	0	595	0	595
U.S. Government Agencies	0	45,636	0	45,636
U.S. Treasury Obligations	0	3,221,518	0	3,221,518
Mortgage-Backed Securities	0	106,481	0	106,481
Asset-Backed Securities	0	75,845	0	75,845
Sovereign Issues	0	375,182	0	375,182
Short-Term Instruments
Certificates of Deposit	0	47,462	0	47,462
Repurchase Agreements	0	3,356	0	3,356
U.S. Treasury Bills	0	17,117	0	17,117
	$6,694	$4,177,661	$0	$4,184,355

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,058	$0	$0	$4,058

Total Investments	$10,752	$4,177,661	$0	$4,188,413

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(44,618)	0	(44,618)
U.S. Treasury Obligations	0	(14,189)	0	(14,189)
	$0	$(58,807)	$0	$(58,807)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	487	694	0	1,181
Over the counter	0	28,002	0	28,002
	$487	$28,696	$0	$29,183

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(128)	(2,216)	0	(2,344)
Over the counter	(273)	(44,708)	0	(44,981)

	$(401)	$(46,924)	$0	$(47,325)

Totals	$10,838	$4,100,626	$0	$4,111,464

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.6%
BANK LOAN OBLIGATIONS 1.0%
Chrysler Group LLC
3.500% due 05/24/2017		$1,091	$1,090
Community Health Systems, Inc.
3.575% due 12/31/2018		1,095	1,095
Dell, Inc.
3.750% due 10/29/2018		385	385

Total Bank Loan Obligations (Cost $2,572)			2,570

CORPORATE BONDS & NOTES 75.4%
BANKING & FINANCE 35.2%
Abbey National Treasury Services PLC
1.179% due 08/24/2018		1,000	1,002
Ally Financial, Inc.
2.750% due 01/30/2017		200	199
3.125% due 01/15/2016		900	898
3.250% due 02/13/2018		700	690
Banco Bradesco S.A.
4.500% due 01/12/2017		1,500	1,498
Banco Santander Brasil S.A.
4.250% due 01/14/2016		700	698
4.625% due 02/13/2017		1,300	1,307
Banco Santander Chile
1.186% due 04/11/2017		500	493
Bank of America Corp.
0.651% due 08/15/2016		2,000	1,993
BBVA Banco Continental S.A.
2.250% due 07/29/2016		1,300	1,308
BOC Aviation Pte. Ltd.
2.875% due 10/10/2017		430	434
BOKF N.A.
1.011% due 05/15/2017		400	396
BPCE S.A.
0.964% due 06/17/2017		750	749
1.161% due 02/10/2017		500	502
1.386% due 03/06/2017	GBP	500	759
CIT Group, Inc.
4.250% due 08/15/2017		$300	305
5.250% due 03/15/2018		500	515
5.500% due 02/15/2019		2,000	2,080
Citigroup, Inc.
1.177% due 07/30/2018		1,000	1,000
Credit Agricole S.A.
1.089% due 04/15/2019		300	299
1.302% due 06/10/2020		2,100	2,102
Credit Suisse
0.822% due 05/26/2017		2,000	1,994
DBS Bank Ltd.
0.899% due 07/15/2021		2,000	1,988
3.625% due 09/21/2022		250	256
Eksportfinans ASA
2.375% due 05/25/2016		1,550	1,554
5.500% due 05/25/2016		400	409
5.500% due 06/26/2017		1,090	1,150
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.161% due 03/20/2017		200	197
First Horizon National Corp.
5.375% due 12/15/2015		2,100	2,118
Ford Motor Credit Co. LLC
0.852% due 09/08/2017		3,400	3,333
1.223% due 01/09/2018		1,100	1,091
3.984% due 06/15/2016		100	102
General Motors Financial Co., Inc.
1.643% due 04/10/2018		1,100	1,100
1.849% due 01/15/2020		1,269	1,255
2.625% due 07/10/2017		1,000	1,002
3.000% due 09/25/2017		100	101
4.750% due 08/15/2017		850	882
6.750% due 06/01/2018		400	437
Goldman Sachs Group, Inc.
1.454% due 04/23/2020 (c)		3,250	3,262
1.925% due 11/29/2023		1,000	1,008
7.750% due 11/23/2016	AUD	1,300	959

HBOS PLC
1.027% due 09/30/2016		$1,000	999
1.032% due 09/06/2017		2,300	2,287
HSBC Finance Corp.
0.754% due 06/01/2016 (c)		2,400	2,396
HSH Nordbank AG
0.464% due 12/31/2015		200	200
Hypothekenbank Frankfurt AG
0.161% due 09/20/2017		2,100	2,071
Hyundai Capital Services, Inc.
1.140% due 03/18/2017		200	200
ICICI Bank Ltd.
4.750% due 11/25/2016		250	258
Industrial Bank of Korea
1.375% due 10/05/2015		1,300	1,300
2.375% due 07/17/2017		1,000	1,014
ING Bank NV
1.016% due 10/01/2019		1,500	1,489
International Lease Finance Corp.
8.750% due 03/15/2017		2,000	2,155
Intesa Sanpaolo SpA
2.375% due 01/13/2017		1,600	1,606
3.125% due 01/15/2016		500	503
IPIC GMTN Ltd.
3.125% due 11/15/2015		1,000	1,004
Jackson National Life Global Funding
1.250% due 02/21/2017		1,500	1,498
JPMorgan Chase & Co.
1.068% due 05/30/2017	GBP	100	149
1.195% due 01/25/2018		$1,250	1,256
1.249% due 01/23/2020		500	502
JPMorgan Chase Bank N.A.
0.666% due 06/13/2016		400	399
KEB Hana Bank
3.125% due 06/26/2017		200	205
4.000% due 11/03/2016		200	206
Kookmin Bank
1.536% due 10/11/2016		1,500	1,511
LeasePlan Corp. NV
2.500% due 05/16/2018		1,040	1,043
3.000% due 10/23/2017		400	407
Macquarie Bank Ltd.
1.414% due 07/29/2020		700	703
5.000% due 02/22/2017		200	209
Macquarie Group Ltd.
3.000% due 12/03/2018		1,300	1,319
7.625% due 08/13/2019		1,000	1,172
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.069% due 07/23/2019		900	897
Mizuho Bank Ltd.
0.719% due 04/16/2017		2,200	2,193
MUFG Americas Holdings Corp.
0.881% due 02/09/2018		2,000	2,003
Navient Corp.
6.250% due 01/25/2016		1,190	1,203
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	203
Piper Jaffray Cos.
3.327% due 05/31/2017		200	200
QNB Finance Ltd.
1.547% due 10/31/2016		1,000	1,006
RCI Banque S.A.
4.600% due 04/12/2016		2,300	2,338
Regions Bank
2.250% due 09/14/2018		500	502
Santander Bank N.A.
1.216% due 01/12/2018		300	299
Shinhan Bank
0.934% due 04/08/2017		500	500
Springleaf Finance Corp.
5.400% due 12/01/2015		1,700	1,702
Swedbank Hypotek AB
2.950% due 03/28/2016		700	707
Synchrony Financial
1.530% due 02/03/2020		500	494
Weyerhaeuser Co.
6.950% due 08/01/2017		493	540

			86,273

INDUSTRIALS 28.9%
3M Co.
0.206% due 11/09/2018	EUR	500	559
AbbVie, Inc.
1.200% due 11/06/2015		$700	700

Actavis Funding SCS
1.591% due 03/12/2020	2,818	2,795
2.350% due 03/12/2018	300	301
Amgen, Inc.
0.709% due 05/22/2017	2,250	2,244
2.125% due 05/15/2017	250	253
2.300% due 06/15/2016	250	252
Anglo American Capital PLC
1.239% due 04/15/2016	500	500
Aviation Capital Group Corp.
2.875% due 09/17/2018	900	900
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	795	798
BAT International Finance PLC
0.847% due 06/15/2018	100	100
2.125% due 06/07/2017	450	455
BMW U.S. Capital LLC
0.669% due 06/02/2017	400	399
Canadian Natural Resources Ltd.
0.702% due 03/30/2016	2,200	2,195
Chesapeake Energy Corp.
3.539% due 04/15/2019	200	143
CNPC General Capital Ltd.
2.750% due 04/19/2017	300	304
ConAgra Foods, Inc.
0.662% due 07/21/2016	2,100	2,095
ConocoPhillips Co.
1.221% due 05/15/2022	1,200	1,197
Daimler Finance North America LLC
1.010% due 08/03/2017 (c)	3,500	3,486
1.160% due 08/01/2018	500	498
1.875% due 01/11/2018	200	199
Devon Energy Corp.
0.877% due 12/15/2016	300	297
DISH DBS Corp.
7.125% due 02/01/2016	1,900	1,917
eBay, Inc.
0.780% due 08/01/2019	1,400	1,355
Enbridge, Inc.
0.779% due 06/02/2017	500	491
Energy Transfer Partners LP
2.500% due 06/15/2018	250	249
9.000% due 04/15/2019	400	470
Freeport-McMoran Oil & Gas LLC
6.625% due 05/01/2021	300	265
Freeport-McMoRan, Inc.
2.150% due 03/01/2017	400	381
2.300% due 11/14/2017	250	226
2.375% due 03/15/2018	250	220
Georgia-Pacific LLC
2.539% due 11/15/2019	600	604
Gilead Sciences, Inc.
1.850% due 09/04/2018	200	201
Glencore Canada Corp.
6.000% due 10/15/2015	1,255	1,255
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	800	799
Glencore Funding LLC
1.700% due 05/27/2016	1,500	1,425
HCA, Inc.
6.500% due 02/15/2016	950	963
7.190% due 11/15/2015	400	402
Hewlett Packard Enterprise Co.
2.066% due 10/05/2017 (a)	750	750
2.243% due 10/05/2018 (a)	750	750
Hewlett-Packard Co.
1.226% due 01/14/2019	200	202
2.650% due 06/01/2016 (c)	2,600	2,638
Hyundai Capital America
1.875% due 08/09/2016	1,500	1,507
4.000% due 06/08/2017	500	518
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	250	250
2.050% due 07/20/2018	1,200	1,200
2.950% due 07/21/2020	500	504
Kia Motors Corp.
3.625% due 06/14/2016	500	507
Kinder Morgan Energy Partners LP
3.500% due 03/01/2016	400	404
4.100% due 11/15/2015	250	251
Kinder Morgan, Inc.
7.250% due 06/01/2018	900	996
KLA-Tencor Corp.
3.375% due 11/01/2019	150	154
Korea National Oil Corp.
3.125% due 04/03/2017	200	205

Kraft Heinz Foods Co.
1.600% due 06/30/2017	500	501
Lafarge S.A.
6.500% due 07/15/2016	250	258
Lowe’s Cos., Inc.
0.752% due 09/10/2019	500	498
McGraw Hill Financial, Inc.
2.500% due 08/15/2018	300	303
Medtronic, Inc.
1.137% due 03/15/2020	600	598
MGM Resorts International
6.875% due 04/01/2016	650	662
7.625% due 01/15/2017	400	420
Mylan, Inc.
1.350% due 11/29/2016	500	497
1.800% due 06/24/2016	1,000	998
NBCUniversal Enterprise, Inc.
0.974% due 04/15/2018	1,000	1,000
Nissan Motor Acceptance Corp.
0.884% due 03/03/2017	600	598
1.000% due 03/15/2016	100	100
1.026% due 09/26/2016	1,200	1,200
Noble Holding International Ltd.
3.050% due 03/01/2016	600	596
Pioneer Natural Resources Co.
6.650% due 03/15/2017	300	318
QUALCOMM, Inc.
0.883% due 05/20/2020	500	490
Reynolds American, Inc.
1.050% due 10/30/2015	1,000	1,000
2.300% due 06/12/2018	750	759
SABIC Capital BV
3.000% due 11/02/2015	1,700	1,701
Sabine Pass LNG LP
7.500% due 11/30/2016	400	411
Sanofi
2.625% due 03/29/2016	400	404
Sky Group Finance PLC
5.625% due 10/15/2015	1,600	1,602
Southwestern Energy Co.
3.300% due 01/23/2018	300	295
Sutter Health
1.090% due 08/15/2053	1,000	999
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	250	251
Telefonica Emisiones S.A.U.
0.976% due 06/23/2017	1,500	1,495
3.992% due 02/16/2016	500	505
6.421% due 06/20/2016	200	207
Toll Brothers Finance Corp.
8.910% due 10/15/2017	200	225
UAL Pass-Through Trust
10.400% due 05/01/2018	50	54
USG Corp.
6.300% due 11/15/2016	500	519
7.875% due 03/30/2020	300	316
9.750% due 01/15/2018	1,150	1,285
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	200	195
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017	200	192
Volkswagen International Finance NV
0.764% due 11/18/2016	2,000	1,944
VW Credit, Inc.
0.746% due 06/26/2017	1,400	1,352
Walgreens Boots Alliance, Inc.
0.774% due 05/18/2016	1,100	1,100
Weatherford International Ltd.
5.500% due 02/15/2016	1,200	1,215
Wesfarmers Ltd.
2.983% due 05/18/2016	250	253
Whirlpool Corp.
1.650% due 11/01/2017	200	201
Woodside Finance Ltd.
4.600% due 05/10/2021	200	208
Wynn Las Vegas LLC
5.500% due 03/01/2025	100	86
ZF North America Capital, Inc.
4.000% due 04/29/2020	200	191

		70,731

UTILITIES 11.3%
AES Corp.
3.324% due 06/01/2019	600	571

AT&T, Inc.
1.257% due 06/30/2020		1,300	1,291
BellSouth Corp.
4.821% due 04/26/2021		2,000	2,041
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	300	479
6.500% due 11/30/2072		$400	423
BP Capital Markets PLC
0.731% due 11/07/2016		900	902
0.956% due 09/26/2018		1,000	994
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		300	300
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		550	556
6.000% due 01/15/2018		800	847
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		500	506
Korea Electric Power Corp.
3.000% due 10/05/2015		400	400
Korea Hydro & Nuclear Power Co. Ltd.
1.109% due 05/22/2017		1,000	1,000
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		250	256
LG&E and KU Energy LLC
2.125% due 11/15/2015		250	250
NextEra Energy Capital Holdings, Inc.
2.056% due 09/01/2017		300	302
Orange S.A.
5.000% due 05/12/2016	GBP	1,000	1,546
Petrobras Global Finance BV
2.000% due 05/20/2016		$1,000	963
2.429% due 01/15/2019		1,300	900
2.694% due 03/17/2017		400	345
Petroleos Mexicanos
5.750% due 03/01/2018		500	530
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017		1,300	1,300
1.203% due 04/10/2019		400	400
1.750% due 04/10/2017		750	750
Sprint Communications, Inc.
6.000% due 12/01/2016		1,800	1,777
8.375% due 08/15/2017		1,100	1,099
Telecom Italia Capital S.A.
5.250% due 10/01/2015		2,303	2,303
Verizon Communications, Inc.
1.104% due 06/17/2019		300	298
2.086% due 09/14/2018 (c)		4,250	4,373

			27,702

Total Corporate Bonds & Notes (Cost $186,599)			184,706

MUNICIPAL BONDS & NOTES 0.7%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.229% due 11/25/2043		122	123

CALIFORNIA 0.4%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019		800	817
University of California Revenue Bonds, Series 2011
0.697% due 07/01/2041		500	500

			1,317

FLORIDA 0.1%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
4.000% due 07/01/2016		165	169

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.760% due 12/01/2033		230	230

Total Municipal Bonds & Notes (Cost $1,820)			1,839

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
0.268% due 12/25/2036		11	11
0.314% due 03/25/2034		10	10
0.344% due 08/25/2034		3	3
0.394% due 02/25/2037 - 10/27/2037		161	160
0.544% due 05/25/2042		6	7
0.594% due 12/25/2043		1,791	1,796

0.744% due 09/25/2041		177	180
0.774% due 06/25/2041		137	139
0.874% due 12/25/2037		67	68
0.892% due 01/01/2021		185	187
1.383% due 03/01/2044 - 07/01/2044		28	28
2.380% due 10/01/2031		1	1
Freddie Mac
0.234% due 12/25/2036		26	26
0.657% due 09/15/2041		81	82
0.907% due 02/15/2038		78	80
1.100% due 10/05/2017		500	500
1.383% due 10/25/2044 - 02/25/2045		199	207
1.583% due 07/25/2044		37	38
Ginnie Mae
0.742% due 04/20/2062		316	318
0.892% due 02/20/2062		255	257
1.242% due 02/20/2062		154	157
1.750% due 02/20/2032		7	7
NCUA Guaranteed Notes
0.554% due 12/07/2020		97	97
0.573% due 11/06/2017		128	128
0.763% due 12/08/2020		158	160

Total U.S. Government Agencies (Cost $4,619)			4,647

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2020 (c)		7,847	7,805
U.S. Treasury Notes
1.375% due 08/31/2020		8,800	8,813

Total U.S. Treasury Obligations (Cost $16,578)			16,618

MORTGAGE-BACKED SECURITIES 5.0%
Banc of America Commercial Mortgage Trust
5.347% due 10/10/2045		934	969
5.617% due 07/10/2046		174	178
5.948% due 05/10/2045		80	81
Banc of America Mortgage Trust
3.549% due 07/20/2032		1	1
BCAP LLC Trust
2.408% due 11/26/2035		29	29
Bear Stearns Adjustable Rate Mortgage Trust
2.752% due 01/25/2034		4	4
Bear Stearns ALT-A Trust
2.697% due 09/25/2035		26	22
Carefree Portfolio Trust
1.527% due 11/15/2019		1,200	1,201
CDGJ Commercial Mortgage Trust
1.607% due 12/15/2027		500	498
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035		10	10
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		742	766
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035		14	12
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		476	492
5.467% due 09/15/2039		398	407
5.855% due 03/15/2039		51	52
6.270% due 02/15/2041		700	749
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		3	3
2.236% due 06/25/2033		15	15
DBRR Trust
0.853% due 02/25/2045		17	17
Eurosail PLC
0.889% due 06/13/2045	GBP	385	576
First Republic Mortgage Loan Trust
0.507% due 08/15/2032		$11	10
GreenPoint Mortgage Funding Trust
0.634% due 06/25/2045		30	26
GSR Mortgage Loan Trust
2.702% due 09/25/2035		18	18
HarborView Mortgage Loan Trust
0.436% due 05/19/2035		41	34
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		1,042	1,068
5.440% due 06/12/2047		470	487
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030		5	4
Merrill Lynch Mortgage Investors Trust
1.197% due 10/25/2035		12	12
Morgan Stanley Capital Trust
1.085% due 03/15/2045		24	24

RBSSP Resecuritization Trust
0.699% due 10/26/2036		127	125
2.290% due 12/26/2036		78	79
Selkirk Ltd.
1.860% due 12/20/2041		781	784
Structured Asset Mortgage Investments Trust
0.424% due 05/25/2045		45	40
0.466% due 07/19/2035		7	6
0.876% due 09/19/2032		3	3
Vulcan European Loan Conduit Ltd.
0.256% due 05/15/2017	EUR	15	16
Wachovia Bank Commercial Mortgage Trust
0.357% due 10/15/2048		$1,731	1,718
0.417% due 04/15/2047		1,100	1,071
5.558% due 03/15/2045		109	109
5.901% due 06/15/2049		250	262
WaMu Commercial Mortgage Securities Trust
5.558% due 03/23/2045		148	150
WaMu Mortgage Pass-Through Certificates Trust
1.199% due 02/25/2046		23	21
1.199% due 08/25/2046		31	26
1.399% due 11/25/2042		11	10
1.599% due 06/25/2042		2	2

Total Mortgage-Backed Securities (Cost $12,419)			12,187

ASSET-BACKED SECURITIES 9.5%
ACS Pass-Through Trust
0.509% due 06/14/2037		491	477
Alba SPV SRL
1.481% due 04/20/2040	EUR	267	299
ALM Ltd.
1.937% due 01/20/2026		$1,200	1,207
Ares CLO Ltd.
0.959% due 11/25/2020		175	173
Atrium CDO Corp.
1.421% due 11/16/2022		219	219
Bear Stearns Asset-Backed Securities Trust
0.854% due 10/25/2032		1	1
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		500	500
Cavalry CLO Ltd.
1.659% due 01/16/2024		500	499
Chancelight, Inc.
0.924% due 04/25/2039		168	166
CIFC Funding Ltd.
1.459% due 08/14/2024		400	401
1.587% due 01/19/2023		305	306
Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2036		600	592
COA Summit CLO Ltd.
1.637% due 04/20/2023		1,653	1,652
Cornerstone CLO Ltd.
0.509% due 07/15/2021		428	424
Countrywide Asset-Backed Certificates
0.674% due 12/25/2031		2	1
0.934% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.934% due 08/25/2032		3	2
Drug Royalty LP
3.139% due 07/15/2023		260	263
Dryden Leveraged Loan CDO
0.527% due 10/20/2020		86	86
Dryden Senior Loan Fund
1.459% due 01/15/2022		966	965
Duane Street CLO Ltd.
0.536% due 01/11/2021		7	7
Eagle Ltd.
2.570% due 12/15/2039		203	203
Fore CLO Ltd.
0.532% due 07/20/2019		13	13
Franklin CLO Ltd.
0.597% due 06/15/2018		6	6
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		1,074	1,074
Gallatin CLO Ltd.
1.559% due 07/15/2023		2,000	1,998
GCAT
3.750% due 07/25/2020		479	480
Golden Knight CDO Ltd.
0.529% due 04/15/2019		165	164
Harbourmaster CLO BV
0.201% due 05/08/2023	EUR	170	190
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		$500	499

Highlander Euro CDO BV
0.488% due 09/06/2022	EUR	356	395
KVK CLO Ltd.
1.659% due 07/15/2023		$1,000	999
LCM LP
1.486% due 07/14/2022		731	730
1.549% due 04/15/2022		556	557
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		2,200	2,194
Madison Park Funding Ltd.
1.545% due 04/22/2022		844	842
1.611% due 08/15/2022		600	600
MASTR Asset-Backed Securities Trust
0.244% due 11/25/2036		2	1
Navient Private Education Loan Trust
0.707% due 12/15/2021		296	296
Northstar Education Finance, Inc.
0.894% due 12/26/2031		126	125
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		665	664
OneMain Financial Issuance Trust
2.570% due 07/18/2025		1,000	999
Renaissance Home Equity Loan Trust
0.554% due 11/25/2034		6	5
0.694% due 12/25/2033		25	24
1.074% due 08/25/2033		5	5
SBA Tower Trust
2.898% due 10/15/2044		300	302
SLM Student Loan Trust
0.795% due 10/25/2017		34	34
1.795% due 04/25/2023		45	45
Venture CLO Ltd.
1.609% due 11/14/2022		1,000	1,000
Voya CLO Ltd.
1.589% due 10/15/2022		500	500

Total Asset-Backed Securities (Cost $23,281)			23,185

SOVEREIGN ISSUES 3.8%
Export-Import Bank of Korea
1.036% due 01/14/2017		1,800	1,804
1.250% due 11/20/2015		500	500
Korea Development Bank
0.920% due 01/22/2017		1,500	1,500
1.000% due 01/22/2016		2,000	2,001
3.250% due 09/20/2016		500	510
Korea Housing Finance Corp.
4.125% due 12/15/2015		900	906
Korea Land & Housing Corp.
1.875% due 08/02/2017		2,000	2,010

Total Sovereign Issues (Cost $9,226)			9,231

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.875% due 10/30/2040		3,000	77

Total Preferred Securities (Cost $81)			77

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.5%
CERTIFICATES OF DEPOSIT 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$1,000	1,000
Intesa Sanpaolo SpA
1.666% due 04/11/2016		200	200

			1,200

COMMERCIAL PAPER 5.3%
Amcor Ltd.
0.480% due 10/07/2015		1,200	1,200

ENI Finance USA, Inc.
0.071% due 10/26/2015		500	500
1.350% due 06/10/2016		1,800	1,787
Entergy Corp.
0.910% due 10/15/2015		1,900	1,899
Southwestern Energy Co.
1.270% due 10/01/2015		1,300	1,300
1.270% due 10/26/2015		2,000	1,999
Tesco Treasury Services PLC
2.250% due 10/09/2015		2,300	2,299
Thermo Fisher Scientific, Inc.
0.700% due 10/15/2015		400	400
0.700% due 10/16/2015		400	400
Weatherford International Ltd.
1.180% due 10/19/2015		1,200	1,200

			12,984

SHORT-TERM NOTES 0.6%
Czech Republic Ministry of Finance Bill
0.010% due 12/04/2015 - 02/19/2016	CZK	33,000	1,357

U.S. TREASURY BILLS 0.1%
0.158% due 02/11/2016 (f)		$251	251

Total Short-Term Instruments (Cost $15,801)			15,792

Total Investments in Securities (Cost $272,995)			270,852

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III		250,793	2,487

Total Short-Term Instruments (Cost $2,487)			2,487

Total Investments in Affiliates (Cost $2,487)			2,487

Total Investments 111.6% (Cost $275,482)			$273,339
Financial Derivative Instruments (d)(e) (0.5%) (Cost or Premiums, net $(1,235))			(1,293)
Other Assets and Liabilities, net (11.1%)			(27,110)

Net Assets 100.0%			$244,936

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	1.050%	09/29/2015	10/06/2015	$(7,171)	$(7,171)
BPG	0.520	09/22/2015	10/06/2015	(6,426)	(6,427)
	0.580	09/24/2015	10/05/2015	(955)	(955)
	0.590	09/25/2015	10/09/2015	(2,519)	(2,519)
FOB	0.450	09/10/2015	10/06/2015	(3,329)	(3,330)

Total Reverse Repurchase Agreements					$(20,402)

(1)	As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $16,787 at a weighted average interest rate of 0.295%.

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
U.S. Treasury Notes	1.375%	08/31/2020	$17,300	$(17,176)	$(17,346)
U.S. Treasury Notes	1.625	07/31/2020	7,500	(7,575)	(7,616)

Total Short Sales				$(24,751)	$(24,962)

(2)	Payable for short sales includes $42 of accrued interest.

(c)	Securities with an aggregate market value of $21,093 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar December Futures	$98.750	12/19/2016	484	$(442)	$(535)
Put - CME 90-Day Eurodollar December Futures	98.750	12/19/2016	484	(271)	(169)
Call - CME 90-Day Eurodollar June Futures	98.750	06/13/2016	154	(112)	(239)
Call - CME 90-Day Eurodollar March Futures	99.250	03/14/2016	107	(39)	(68)
Put - CME 90-Day Eurodollar March Futures	99.250	03/14/2016	107	(75)	(6)
Call - CME 90-Day Eurodollar September Futures	99.000	09/19/2016	103	(54)	(84)
Put - CME 90-Day Eurodollar September Futures	99.000	09/19/2016	103	(123)	(30)

Total Written Options				$(1,116)	$(1,131)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	Long	03/2018	128	$22	$5	$0
90-Day Eurodollar March Futures	Short	03/2018	150	(104)	6	0
90-Day Eurodollar September Futures	Short	09/2018	95	(42)	3	0
Australia Government 3-Year Note December Futures	Long	12/2015	168	36	37	(4)
Euro-Schatz December Futures	Long	12/2015	374	30	0	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2018	191	(65)	0	(11)

Total Futures Contracts				$(123)	$51	$(19)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/16/2018	$12,200	$(234)	$(186)	$5	$0
Receive	3-Month USD-LIBOR	3.000	07/23/2019	27,400	(318)	(215)	5	0

Total Swap Agreements					$(552)	$(401)	$10	$0

Cash of $2,505 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015		$3,669	GBP	2,413	$0	$(18)
	11/2015	EUR	81		$91	1	0
	11/2015	GBP	2,413		3,668	18	0
	12/2015	CZK	14,016		581	4	0
BPS	11/2015	JPY	174,200		1,446	0	(7)
CBK	11/2015	EUR	8,613		9,399	0	(231)
	11/2015	JPY	59,900		500	0	0
	11/2015		$2,831	EUR	2,533	1	0
	02/2016	CZK	7,018		$293	3	0
DUB	02/2016		9,022		380	7	0
GLM	11/2015	AUD	1,264		892	7	0
HUS	10/2015	JPY	586,000		4,905	21	0
JPM	11/2015		341,500		2,864	16	0
	11/2015		$564	EUR	500	0	(5)
MSB	10/2015		4,879	JPY	586,000	5	0
	11/2015	JPY	586,000		$4,881	0	(5)
SCX	10/2015	GBP	2,413		3,747	97	0
UAG	02/2016	CZK	3,006		125	1	0

Total Forward Foreign Currency Contracts						$181	$(266)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC EUR versus GBP	GBP	0.690	11/04/2015	EUR	2,231	$26	$1

Total Purchased Options							$26	$1

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC EUR versus GBP	GBP	0.650	11/04/2015	EUR	2,231	$(4)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	12/16/2015	$21,900	$(92)	$(45)

Total Written Options							$(96)	$(45)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Volvo Treasury AB	1.000%	12/20/2020	1.247%	EUR	500	$(11)	$4	$0	$(7)
GST	Mexico Government International Bond	1.000	09/20/2020	1.730		$1,800	(26)	(35)	0	(61)
MYC	Volvo Treasury AB	1.000	12/20/2020	1.247	EUR	500	(10)	3	0	(7)

							$(47)	$(28)	$0	$(75)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$168	$(1)	$1	$0	$0
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	189	(1)	1	0	0

					$(2)	$2	$0	$0

Total Swap Agreements					$(49)	$(26)	$0	$(75)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $251 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,570	$0	$2,570
Corporate Bonds & Notes
Banking & Finance	0	86,273	0	86,273
Industrials	1,500	69,231	0	70,731
Utilities	0	27,702	0	27,702
Municipal Bonds & Notes
Arkansas	0	123	0	123
California	0	1,317	0	1,317
Florida	0	169	0	169
North Carolina	0	230	0	230
U.S. Government Agencies	0	4,647	0	4,647
U.S. Treasury Obligations	0	16,618	0	16,618
Mortgage-Backed Securities	0	11,403	784	12,187
Asset-Backed Securities	0	22,982	203	23,185
Sovereign Issues	0	9,231	0	9,231
Preferred Securities
Banking & Finance	77	0	0	77
Short-Term Instruments
Certificates of Deposit	0	1,200	0	1,200
Commercial Paper	0	12,984	0	12,984
Short-Term Notes	0	1,357	0	1,357
U.S. Treasury Bills	0	251	0	251
	$1,577	$268,288	$987	$270,852

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,487	$0	$0	$2,487

Total Investments	$4,064	$268,288	$987	$273,339

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(24,962)	$0	$(24,962)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	51	10	0	61
Over the counter	0	182	0	182
	$51	$192	$0	$243

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,150)	0	0	(1,150)
Over the counter	0	(386)	0	(386)

	$(1,150)	$(386)	$0	$(1,536)

Totals	$2,965	$243,132	$987	$247,084

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.0%
BANK LOAN OBLIGATIONS 0.3%
Chrysler Group LLC
3.500% due 05/24/2017		$17,547	$17,518
Community Health Systems, Inc.
3.575% due 12/31/2018		1,188	1,189
HCA, Inc.
2.944% due 03/31/2017		3,950	3,951

Total Bank Loan Obligations (Cost $22,714)			22,658

CORPORATE BONDS & NOTES 25.7%
BANKING & FINANCE 19.4%
ABN AMRO Bank NV
2.450% due 06/04/2020		7,600	7,666
Ally Financial, Inc.
2.750% due 01/30/2017		51,700	51,436
5.500% due 02/15/2017		12,200	12,536
American Express Bank FSB
6.000% due 09/13/2017		3,600	3,895
American Express Centurion Bank
6.000% due 09/13/2017		3,900	4,219
American Express Credit Corp.
1.386% due 09/14/2020		11,700	11,745
2.600% due 09/14/2020		13,400	13,471
American International Group, Inc.
5.050% due 10/01/2015		7,300	7,300
6.250% due 03/15/2087		1,534	1,676
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	2,100	2,523
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$1,800	1,795
Banco Santander Chile
1.186% due 04/11/2017		7,900	7,785
Bank of America Corp.
0.651% due 08/15/2016		2,800	2,790
1.500% due 10/09/2015		24,800	24,802
3.750% due 07/12/2016		7,700	7,855
4.125% due 01/22/2024		5,100	5,343
5.750% due 12/01/2017		10,000	10,815
6.500% due 08/01/2016		32,700	34,160
6.875% due 04/25/2018		31,600	35,341
Bank of America N.A.
0.779% due 11/14/2016		47,400	47,367
6.000% due 10/15/2036		1,700	2,047
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,273
Bank of New York Mellon Corp.
1.191% due 08/17/2020		16,500	16,566
2.600% due 08/17/2020		16,000	16,248
Bank of Nova Scotia
1.950% due 01/30/2017		500	508
Barclays Bank PLC
2.250% due 05/10/2017		1,000	1,020
7.625% due 11/21/2022		800	898
7.750% due 04/10/2023		900	965
10.179% due 06/12/2021		5,900	7,743
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	800	947
BBVA Bancomer S.A.
4.500% due 03/10/2016		$3,200	3,240
6.500% due 03/10/2021		6,400	6,862
7.250% due 04/22/2020		6,400	6,970
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,100	27,375
7.250% due 02/01/2018		11,200	12,544
Blackstone CQP Holdco LP
9.296% due 03/19/2019		4,495	4,109
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		21,200	21,359
BPCE S.A.
4.625% due 07/11/2024		2,300	2,247
Cantor Fitzgerald LP
6.500% due 06/17/2022		8,500	8,956
CIT Group, Inc.
3.875% due 02/19/2019		8,260	8,234

5.000% due 05/15/2017		3,748	3,839
5.500% due 02/15/2019		54,961	57,159
Citigroup, Inc.
0.603% due 06/09/2016		13,100	13,037
0.820% due 05/01/2017		65,200	65,018
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	1,600	1,782
8.375% due 10/13/2019 (d)		$1,500	1,710
Credit Suisse
0.633% due 03/11/2016		20,800	20,794
European Investment Bank
0.500% due 08/10/2023	AUD	2,600	1,420
Export-Import Bank of India
2.477% due 03/30/2016		$5,000	5,020
Fifth Third Bancorp
0.765% due 12/20/2016		3,000	2,982
Ford Motor Credit Co. LLC
0.852% due 09/08/2017		12,400	12,155
1.700% due 05/09/2016		9,220	9,248
2.145% due 01/09/2018		34,200	34,102
3.984% due 06/15/2016		1,400	1,425
6.625% due 08/15/2017		8,900	9,612
8.000% due 12/15/2016		500	538
General Electric Capital Corp.
3.800% due 06/18/2019		8,300	8,913
6.375% due 11/15/2067		9,600	10,314
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,000	4,024
3.150% due 01/15/2020		9,400	9,318
3.200% due 07/13/2020		4,685	4,633
Goldman Sachs Group, Inc.
0.999% due 05/22/2017		15,200	15,198
1.537% due 09/15/2020		8,200	8,210
3.500% due 01/23/2025		3,600	3,550
3.750% due 05/22/2025		30,590	30,757
GSPA Monetization Trust
6.422% due 10/09/2029		15,447	17,690
HBOS PLC
0.767% due 09/01/2016	EUR	200	223
1.032% due 09/06/2017		$7,700	7,657
ING Bank NV
1.101% due 08/17/2018		9,200	9,219
International Lease Finance Corp.
5.750% due 05/15/2016		2,300	2,337
6.750% due 09/01/2016		9,100	9,430
7.125% due 09/01/2018		7,000	7,725
8.750% due 03/15/2017		46,600	50,212
JPMorgan Chase & Co.
0.841% due 02/15/2017		75,600	75,567
1.068% due 05/30/2017	GBP	14,500	21,650
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$11,000	11,890
KBC Bank NV
8.000% due 01/25/2023		6,000	6,573
KEB Hana Bank
3.125% due 06/26/2017		5,200	5,324
LBG Capital PLC
15.000% due 12/21/2019	GBP	8,900	18,914
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$42,600	60,385
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	5,400	8,271
MetLife, Inc.
5.250% due 06/15/2020 (d)		$19,000	18,905
Metropolitan Life Global Funding
0.456% due 06/23/2016		10,600	10,598
Mizuho Bank Ltd.
0.776% due 09/25/2017		1,600	1,593
Morgan Stanley
0.769% due 10/15/2015		700	700
National Australia Bank Ltd.
0.607% due 06/30/2017		63,500	63,363
National Bank of Canada
2.200% due 10/19/2016		2,500	2,536
Nationwide Building Society
6.250% due 02/25/2020		3,600	4,228
Navient Corp.
6.000% due 01/25/2017		4,200	4,232
8.450% due 06/15/2018		17,600	18,139
Novo Banco S.A.
2.625% due 05/08/2017	EUR	3,000	3,118
4.000% due 01/21/2019		7,700	8,000
5.875% due 11/09/2015 (e)		14,600	16,274
QNB Finance Ltd.
3.125% due 11/16/2015		$3,000	3,009

Rabobank Group
0.609% due 11/23/2016		20,200	20,206
0.624% due 04/28/2017		3,600	3,599
5.250% due 08/04/2045		6,500	6,607
6.875% due 03/19/2020	EUR	7,600	10,008
11.000% due 06/30/2019 (d)		$18,800	23,185
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		31,200	36,504
Royal Bank of Scotland PLC
9.500% due 03/16/2022		5,500	6,005
13.125% due 03/19/2022	AUD	11,800	9,251
Springleaf Finance Corp.
6.900% due 12/15/2017		$64,200	67,249
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		5,565	5,775
Stone Street Trust
5.902% due 12/15/2015		9,500	9,603
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016		3,100	3,084
UBS AG
0.884% due 06/01/2017		9,500	9,497
1.174% due 06/01/2020		3,400	3,404
5.125% due 05/15/2024		1,700	1,674
7.625% due 08/17/2022		1,000	1,152
Wells Fargo & Co.
7.980% due 03/15/2018 (d)		40,900	43,252
Wells Fargo Capital
5.950% due 12/01/2086		15,900	16,019

			1,524,225

INDUSTRIALS 2.8%
Amgen, Inc.
2.300% due 06/15/2016		7,700	7,772
Apple, Inc.
2.850% due 05/06/2021		4,400	4,523
Baidu, Inc.
3.000% due 06/30/2020		10,500	10,441
Baxalta, Inc.
4.000% due 06/23/2025		13,820	13,874
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,227
Con-way, Inc.
7.250% due 01/15/2018		2,600	2,693
CSN Islands Corp.
6.875% due 09/21/2019 (e)		2,500	1,188
Dynegy, Inc.
6.750% due 11/01/2019		22,850	23,021
7.375% due 11/01/2022		8,100	8,201
7.625% due 11/01/2024		4,000	4,060
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,900	1,663
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,400
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	9,000	8,523
Kinder Morgan, Inc.
2.000% due 12/01/2017		$15,700	15,594
MGM Resorts International
7.625% due 01/15/2017		3,000	3,150
National Fuel Gas Co.
5.200% due 07/15/2025		21,500	22,160
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		4,833	5,069
Philip Morris International, Inc.
3.250% due 11/10/2024		5,600	5,602
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,930
Rohm & Haas Co.
6.000% due 09/15/2017		1,062	1,147
Tencent Holdings Ltd.
2.875% due 02/11/2020		32,300	32,092
3.800% due 02/11/2025		12,500	12,073
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		18,200	17,734
Wynn Las Vegas LLC
5.500% due 03/01/2025		6,900	5,943

			215,080

UTILITIES 3.5%
AT&T, Inc.
3.400% due 05/15/2025		13,900	13,300
4.500% due 05/15/2035		7,700	7,084

BP Capital Markets PLC
2.521% due 01/15/2020	16,400	16,634
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,099	1,164
Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,017
7.750% due 10/17/2016	3,405	3,591
7.750% due 01/20/2020	3,100	3,456
8.000% due 08/07/2019	5,100	5,629
MarkWest Energy Partners LP
4.875% due 06/01/2025	8,800	8,116
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	16,400	5,945
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	3,643	951
6.750% due 10/01/2023	1,812	496
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	11,300	11,508
Petrobras Global Finance BV
1.953% due 05/20/2016	3,900	3,685
2.000% due 05/20/2016	1,200	1,156
2.429% due 01/15/2019	4,200	2,908
2.694% due 03/17/2017	4,900	4,226
3.214% due 03/17/2020	200	138
3.250% due 03/17/2017	9,200	8,142
3.500% due 02/06/2017	3,800	3,387
3.875% due 01/27/2016	2,600	2,558
4.375% due 05/20/2023	3,400	2,227
4.875% due 03/17/2020	2,300	1,690
5.750% due 01/20/2020	200	151
6.850% due 06/05/2115	14,600	9,271
7.875% due 03/15/2019	42,300	34,885
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	900
6.750% due 09/30/2019	2,000	2,352
Verizon Communications, Inc.
0.733% due 06/09/2017	15,000	14,946
2.086% due 09/14/2018	45,400	46,713
2.500% due 09/15/2016	3,772	3,825
3.000% due 11/01/2021	6,800	6,791
3.500% due 11/01/2024	30,400	30,027
3.650% due 09/14/2018	14,200	14,973

		277,842

Total Corporate Bonds & Notes (Cost $2,022,093)		2,017,147

MUNICIPAL BONDS & NOTES 4.2%
CALIFORNIA 2.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,844
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,718
7.043% due 04/01/2050	8,900	12,267
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,659
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	16,300	22,854
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	18,300	26,800
7.625% due 03/01/2040	17,600	25,271
7.950% due 03/01/2036	29,300	35,150
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	8,200	10,985
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	9,999
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	15,400	21,612
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,400	3,170
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	466
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	36,520

		214,315

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,531

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	14,300	14,333

		16,864

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	590	590

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	2,300	2,800

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,565

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,300	3,152

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024 (b)	22,540	14,939
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,116	12,687

		27,626

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	42,355
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	3,226

		45,581

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	9,600	12,332

Total Municipal Bonds & Notes (Cost $295,210)		330,825

U.S. GOVERNMENT AGENCIES 44.6%
Fannie Mae
0.254% due 12/25/2036 - 07/25/2037	2,167	2,057
0.444% due 05/25/2037	281	281
0.544% due 03/25/2044	1,187	1,185
0.604% due 09/25/2035	708	713
0.894% due 10/25/2037	996	1,013
1.383% due 06/01/2043 - 07/01/2044	1,559	1,599
1.583% due 09/01/2040	5	5
1.700% due 04/01/2035	2,224	2,327
2.219% due 08/01/2035	729	774
2.275% due 05/25/2035	259	274
2.304% due 01/01/2025	6	6
2.310% due 08/01/2022	4,700	4,742
2.364% due 09/01/2039	22	23
2.475% due 04/01/2019	14,426	14,959
2.662% due 08/01/2035	142	151
2.670% due 08/01/2022	759	783
2.870% due 09/01/2027	6,700	6,734
3.000% due 09/01/2020 - 11/01/2045	317,837	324,361
3.330% due 11/01/2021	1,306	1,382
3.500% due 03/01/2021 - 11/01/2045	793,293	827,260
3.815% due 10/01/2032	339	366
3.860% due 11/01/2035	64	68
4.000% due 01/01/2026 - 11/01/2045	945,946	1,007,988
4.320% due 12/01/2036	532	567
4.500% due 08/01/2018 - 11/01/2045	437,950	474,996
4.528% due 09/01/2034	354	379
4.949% due 09/01/2035	135	144
5.000% due 01/01/2023 - 11/01/2045	74,093	81,739
5.500% due 09/01/2017 - 10/01/2045	103,785	116,121
6.000% due 10/01/2016 - 10/01/2045	124,038	140,392
6.500% due 11/01/2034	63	72
7.000% due 04/25/2023 - 06/01/2032	536	609
Freddie Mac
0.657% due 11/15/2030	5	5
0.707% due 09/15/2030	6	6
0.927% due 05/15/2037	348	356
1.383% due 02/25/2045	258	268

2.607% due 07/01/2027		1	1
2.658% due 07/01/2030		1	1
3.500% due 11/01/2045		97,000	100,763
4.000% due 04/01/2029 - 11/01/2045		98,427	104,677
4.500% due 03/01/2029 - 11/01/2045		61,380	66,452
5.500% due 10/01/2034 - 10/01/2038		4,199	4,660
6.000% due 07/01/2016 - 10/14/2045		7,086	7,994
6.500% due 06/01/2016 - 10/01/2037		76	86
7.000% due 06/15/2023		271	301
7.500% due 07/15/2030 - 03/01/2032		70	87
8.500% due 08/01/2024		3	4
Ginnie Mae
0.792% due 07/20/2065 - 08/20/2065		37,308	37,360
0.809% due 02/16/2030		63	64
1.625% due 10/20/2029 - 11/20/2029		73	75
1.750% due 04/20/2026 - 02/20/2032		211	218
2.000% due 07/20/2030		3	3
3.000% due 10/01/2045		14,000	14,294
3.500% due 11/01/2045		76,000	79,472
4.000% due 10/01/2045 - 11/01/2045		67,000	71,347
6.000% due 12/15/2038 - 11/15/2039		63	71
Small Business Administration
5.130% due 09/01/2023		12	13
6.290% due 01/01/2021		16	17
7.500% due 04/01/2017		36	37

Total U.S. Government Agencies (Cost $3,478,200)			3,502,702

U.S. TREASURY OBLIGATIONS 39.6%
U.S. Treasury Bonds
2.250% due 11/15/2024 (g)		253,500	258,383
2.375% due 08/15/2024 (g)(i)		29,200	30,090
2.500% due 05/15/2024 (g)(i)		65,900	68,683
2.500% due 02/15/2045		32,200	29,673
2.750% due 08/15/2042		51,900	50,661
2.750% due 11/15/2042		70,400	68,616
2.875% due 05/15/2043		4,800	4,788
2.875% due 08/15/2045 (e)		110,700	110,735
3.000% due 05/15/2042		54,300	55,751
3.000% due 11/15/2044		134,300	137,273
3.125% due 02/15/2042		30,100	31,703
3.125% due 02/15/2043		4,800	5,031
3.125% due 08/15/2044		148,100	155,119
3.375% due 05/15/2044 (e)		268,900	295,349
3.625% due 02/15/2044		4,300	4,948
4.250% due 05/15/2039		35,500	44,781
4.375% due 11/15/2039		80,600	103,487
4.375% due 05/15/2040		7,300	9,377
4.500% due 08/15/2039		38,700	50,528
4.625% due 02/15/2040		9,000	11,969
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (g)		9,027	9,018
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (g)		17,547	17,490
0.125% due 04/15/2020 (g)		34,853	34,665
0.125% due 01/15/2022		167,443	163,432
0.125% due 07/15/2022		102,741	100,351
0.125% due 01/15/2023 (g)		40,530	39,140
0.250% due 01/15/2025		11,990	11,511
0.375% due 07/15/2023 (g)		37,739	37,148
0.375% due 07/15/2025		49,413	48,205
0.625% due 07/15/2021		83,577	84,853
0.750% due 02/15/2042		4,542	3,988
0.750% due 02/15/2045		35,775	31,129
1.250% due 07/15/2020 (g)		17,509	18,403
1.375% due 02/15/2044		5,120	5,210
1.750% due 01/15/2028		139,550	154,561
2.000% due 01/15/2026		160,884	180,835
2.375% due 01/15/2025		134,585	155,121
2.375% due 01/15/2027		82,839	97,136
2.500% due 01/15/2029		140,947	169,422
3.625% due 04/15/2028		3,541	4,703
3.875% due 04/15/2029		28,889	39,903
U.S. Treasury Notes
1.750% due 09/30/2022		90,000	89,986
2.000% due 08/31/2021 (g)		2,900	2,966
2.750% due 02/15/2024 (g)		75,700	80,494

Total U.S. Treasury Obligations (Cost $3,139,581)			3,106,615

MORTGAGE-BACKED SECURITIES 8.6%
ACAEC Trust
0.958% due 06/15/2024	GBP	4,368	6,616
Alba PLC
0.758% due 03/17/2039		17,200	23,379

American Home Mortgage Investment Trust
2.534% due 02/25/2045		$962	962
Arran Residential Mortgages Funding PLC
1.376% due 05/16/2047	EUR	2,850	3,189
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$10,242	10,699
5.948% due 05/10/2045		5,121	5,172
Banc of America Funding Trust
2.717% due 05/25/2035		980	1,001
6.000% due 03/25/2037 ^		7,367	6,376
Banc of America Mortgage Trust
2.668% due 03/25/2035		8,215	7,642
2.789% due 05/25/2033		1,407	1,426
6.500% due 10/25/2031		94	100
Barclays Commercial Mortgage Securities Trust
1.357% due 05/15/2032		5,000	4,974
BCAP LLC Trust
5.345% due 03/26/2037		1,043	1,019
Bear Stearns Adjustable Rate Mortgage Trust
2.354% due 02/25/2033		10	10
2.360% due 02/25/2036		165	164
2.511% due 04/25/2033		196	198
2.595% due 02/25/2033		42	40
2.680% due 03/25/2035		3,460	3,483
2.725% due 01/25/2034		467	476
2.767% due 11/25/2030		1	1
2.770% due 04/25/2034		922	907
2.770% due 11/25/2034		2,981	2,889
2.913% due 01/25/2035		630	616
2.916% due 07/25/2034		1,031	1,003
2.985% due 01/25/2035		265	266
Bear Stearns ALT-A Trust
2.581% due 05/25/2035		2,810	2,736
2.697% due 09/25/2035		1,697	1,448
4.326% due 05/25/2036 ^		3,606	2,555
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		842	879
5.700% due 06/11/2050		7,800	8,239
5.703% due 06/11/2050		2,054	2,059
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036		3,541	2,932
2.641% due 12/26/2046		2,051	1,554
Business Mortgage Finance PLC
2.586% due 02/15/2041	GBP	6,033	8,899
Chase Mortgage Finance Trust
4.564% due 01/25/2036 ^		$4,574	4,215
Citigroup Mortgage Loan Trust, Inc.
2.617% due 05/25/2035		1,617	1,582
2.730% due 10/25/2035		432	429
5.500% due 12/25/2035		4,341	3,443
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,600	1,653
Countrywide Alternative Loan Trust
0.364% due 05/25/2047		3,552	3,080
0.374% due 05/25/2047		2,562	2,176
0.384% due 09/25/2046 ^		30,747	26,798
0.394% due 05/25/2036		1,896	1,575
0.406% due 09/20/2046		14,330	12,462
0.526% due 11/20/2035		11,888	9,671
1.194% due 08/25/2035 ^		6,812	5,178
6.000% due 02/25/2037 ^		11,886	9,647
Countrywide Home Loan Mortgage Pass-Through Trust
2.448% due 11/25/2034		2,085	1,981
2.506% due 02/20/2035		3,200	3,180
2.593% due 02/20/2036 ^		607	565
6.000% due 03/25/2037 ^		3,421	3,287
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		5,898	6,099
5.383% due 02/15/2040		412	427
Credit Suisse First Boston Mortgage Securities Corp.
4.844% due 06/25/2032		19	18
Deutsche ALT-A Securities, Inc.
0.694% due 02/25/2035		560	525
Eurosail PLC
0.739% due 03/13/2045	GBP	3,064	4,347
0.749% due 03/13/2045		11,767	16,878
0.889% due 06/13/2045		12,931	19,365
Extended Stay America Trust
2.958% due 12/05/2031		$1,800	1,817
First Horizon Alternative Mortgage Securities Trust
2.198% due 08/25/2035		5,658	4,905
First Horizon Mortgage Pass-Through Trust
2.674% due 10/25/2035 ^		5,320	4,675
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2

German Residential Funding Ltd.
0.967% due 11/27/2024	EUR	13,346	14,960
Granite Master Issuer PLC
0.416% due 12/20/2054		$1,280	1,276
0.828% due 12/20/2054	GBP	1,291	1,947
Granite Mortgages PLC
0.243% due 09/20/2044	EUR	78	87
0.361% due 01/20/2044		82	92
0.964% due 01/20/2044	GBP	125	189
0.966% due 09/20/2044		618	934
Great Hall Mortgages PLC
0.470% due 06/18/2039		$6,304	5,775
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		2,876	2,987
GSR Mortgage Loan Trust
2.702% due 09/25/2035		4,953	4,981
3.749% due 11/25/2035		1,255	1,212
HarborView Mortgage Loan Trust
0.406% due 01/19/2038		5,727	4,874
0.436% due 05/19/2035		575	480
0.466% due 01/19/2036		12,093	8,269
0.876% due 01/19/2035		5,723	4,228
0.966% due 10/19/2035		4,374	3,697
2.682% due 07/19/2035		2,243	2,009
3.048% due 12/19/2035 ^		5,552	4,275
IndyMac Adjustable Rate Mortgage Trust
1.796% due 01/25/2032		2	2
IndyMac Mortgage Loan Trust
0.404% due 04/25/2046		6,497	5,151
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		6,498	6,720
5.420% due 01/15/2049		19,512	20,267
5.882% due 02/15/2051		1,770	1,863
JPMorgan Commercial Mortgage-Backed Securities Trust
5.703% due 03/18/2051		8,847	9,180
JPMorgan Mortgage Trust
2.274% due 06/25/2035		763	764
2.678% due 10/25/2036 ^		8,170	7,384
2.741% due 08/25/2034		6,043	6,090
5.750% due 01/25/2036 ^		915	812
Landmark Mortgage Securities PLC
0.864% due 04/17/2044	GBP	29,567	39,584
Marche Mutui SRL
0.381% due 10/27/2065	EUR	10,276	11,484
2.231% due 01/27/2064		4,136	4,703
MASTR Adjustable Rate Mortgages Trust
0.939% due 01/25/2047 ^		$4,968	3,508
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035		263	247
1.197% due 10/25/2035		692	661
2.151% due 04/25/2035		7,206	6,884
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	5,746
Morgan Stanley Capital Trust
5.610% due 04/15/2049		2,020	2,028
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		32,089	33,722
Prime Mortgage Trust
0.594% due 02/25/2019		1	1
0.594% due 02/25/2034		157	149
0.694% due 02/25/2035		5,963	5,690
Residential Accredit Loans, Inc. Trust
0.294% due 05/25/2037		14,295	11,211
0.379% due 08/25/2036		10,352	8,264
1.594% due 08/25/2036 ^		12,137	9,846
3.570% due 12/25/2035		850	738
6.000% due 09/25/2036		1,706	1,383
6.000% due 02/25/2037 ^		36,400	29,375
6.500% due 09/25/2036 ^		9,095	6,796
Residential Asset Securitization Trust
0.644% due 10/25/2035		2,993	2,470
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		3,622	3,435
6.000% due 06/25/2037 ^		5,663	5,007
Residential Mortgage Securities PLC
0.944% due 11/14/2039	GBP	6,032	8,306
Structured Adjustable Rate Mortgage Loan Trust
0.394% due 04/25/2047		$3,476	2,525
Structured Asset Mortgage Investments Trust
0.404% due 09/25/2047 ^		5,417	3,800
0.466% due 07/19/2035		2,725	2,621
0.876% due 09/19/2032		43	42
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.345% due 07/25/2032		5	5
2.516% due 02/25/2032		7	7

Suntrust Adjustable Rate Mortgage Loan Trust
2.576% due 02/25/2037 ^		4,844	4,244
Thornburg Mortgage Securities Trust
1.444% due 06/25/2047 ^		20,391	18,198
2.146% due 03/25/2037		2,605	2,305
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		3,200	3,270
5.749% due 07/15/2045		10,170	10,437
Wachovia Mortgage Loan Trust LLC
2.789% due 05/20/2036 ^		7,821	6,906
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 10/25/2045		563	525
1.399% due 11/25/2042		241	227
1.583% due 08/25/2042		593	566
2.163% due 05/25/2037 ^		7,599	6,261
3.831% due 12/25/2036 ^		605	553
4.472% due 07/25/2037 ^		4,851	4,512
Washington Mutual Mortgage Pass-Through Certificates Trust
5.750% due 01/25/2036 ^		6,937	6,216
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 12/25/2034		1,194	1,180
2.622% due 01/25/2035		1,428	1,446
2.651% due 03/25/2036		2,322	2,316
2.695% due 07/25/2036 ^		10,944	10,829

Total Mortgage-Backed Securities (Cost $657,341)			674,623

ASSET-BACKED SECURITIES 5.9%
Accredited Mortgage Loan Trust
0.324% due 02/25/2037		4,006	3,843
0.454% due 09/25/2036		10,000	8,493
Argent Securities Trust
0.344% due 07/25/2036		22,214	9,519
0.384% due 03/25/2036		7,908	3,943
Bear Stearns Asset-Backed Securities Trust
0.344% due 11/25/2036		18,147	14,853
0.354% due 08/25/2036		2,040	1,784
Cadogan Square CLO BV
0.279% due 07/24/2023	EUR	21,480	23,755
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$22,000	22,003
Celf Loan Partners PLC
0.979% due 05/03/2023	GBP	10,300	15,006
Citigroup Mortgage Loan Trust, Inc.
0.504% due 12/25/2035		$3,795	3,555
Countrywide Asset-Backed Certificates
0.324% due 11/25/2037		987	986
0.344% due 01/25/2037		4,270	4,084
0.364% due 06/25/2037		6,349	6,024
0.414% due 06/25/2047		13,037	8,197
0.424% due 05/25/2037		7,700	4,819
0.594% due 06/25/2036		6,900	5,024
Countrywide Asset-Backed Certificates Trust
0.994% due 08/25/2047		3,000	2,580
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036		524	287
EMC Mortgage Loan Trust
0.934% due 05/25/2040		172	157
First Franklin Mortgage Loan Trust
0.684% due 09/25/2035		2,504	2,450
Fremont Home Loan Trust
0.254% due 01/25/2037		95	49
0.604% due 11/25/2035		8,400	6,214
GSAA Trust
5.995% due 03/25/2046 ^		14,654	11,000
Harvest CLO S.A.
0.266% due 04/05/2024	EUR	11,969	13,178
Hillmark Funding Ltd.
0.583% due 05/21/2021		$13,825	13,593
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.334% due 11/25/2036		9,735	7,810
JPMorgan Mortgage Acquisition Corp.
0.604% due 10/25/2035 ^		7,500	6,211
JPMorgan Mortgage Acquisition Trust
0.254% due 03/25/2047		216	215
0.454% due 03/25/2037		2,000	1,470
Lehman XS Trust
0.374% due 06/25/2036		5,218	3,819
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		16,400	16,354
Long Beach Mortgage Loan Trust
3.194% due 11/25/2032		41	38
MASTR Asset-Backed Securities Trust
0.434% due 03/25/2036		7,515	4,679
0.484% due 12/25/2035		9,280	8,350

Merrill Lynch Mortgage Investors Trust
0.354% due 05/25/2037		30,645	21,182
Morgan Stanley ABS Capital, Inc. Trust
0.444% due 08/25/2036		18,837	11,877
Motor PLC
0.674% due 08/25/2021		251	251
NovaStar Mortgage Funding Trust
0.434% due 11/25/2036		3,913	1,884
OHA Credit Partners Ltd.
1.531% due 05/15/2023		24,000	24,008
Option One Mortgage Loan Trust Asset-Backed Certificates
0.654% due 11/25/2035		11,500	8,574
Panther CDO BV
0.364% due 10/15/2084	EUR	26,452	28,227
Penta CLO S.A.
0.268% due 06/04/2024		1,300	1,436
RAAC Trust
0.534% due 02/25/2036		$1,400	1,263
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		22,109	13,130
Residential Asset Securities Corp. Trust
0.354% due 06/25/2036		6,022	5,811
0.394% due 02/25/2036		757	751
0.434% due 09/25/2036		13,800	12,246
0.444% due 04/25/2037		7,900	7,255
0.529% due 12/25/2035		6,654	4,718
0.594% due 02/25/2036		6,800	5,540
1.064% due 05/25/2035		1,277	1,243
Securitized Asset-Backed Receivables LLC Trust
0.324% due 05/25/2037 ^		1,634	1,166
SG Mortgage Securities Trust
0.464% due 02/25/2036		3,200	1,752
SLM Private Education Loan Trust
2.857% due 12/16/2019		380	382
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	10,105	11,008
Soundview Home Loan Trust
0.304% due 02/25/2037		$2,160	910
0.444% due 11/25/2036		32,677	22,800
Specialty Underwriting & Residential Finance Trust
0.344% due 11/25/2037		21,500	11,711
Structured Asset Securities Corp. Mortgage Loan Trust
0.364% due 12/25/2036		12,953	11,484
WaMu Asset-Backed Certificates Trust
0.444% due 04/25/2037		8,242	4,041
Washington Mutual Asset-Backed Certificates Trust
0.434% due 05/25/2036		13,602	9,848
Wells Fargo Home Equity Asset-Backed Securities Trust
0.784% due 11/25/2035		1,800	1,652

Total Asset-Backed Securities (Cost $447,768)			460,492

SOVEREIGN ISSUES 11.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	800	771
Autonomous Community of Catalonia
4.750% due 06/04/2018		300	354
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$3,200	3,188
4.125% due 09/15/2017	EUR	2,300	2,374
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	904,698	220,546
0.000% due 04/01/2016 (b)		848,026	199,594
0.000% due 07/01/2016 (b)		437,600	99,248
0.000% due 10/01/2016 (b)		780,700	170,123
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		112,800	20,857
Cyprus Government International Bond
4.625% due 02/03/2020	EUR	1,500	1,770
Export-Import Bank of Korea
4.000% due 01/29/2021		$5,100	5,503
5.125% due 06/29/2020		2,100	2,356
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	6,900	8,240
Korea Development Bank
3.250% due 09/20/2016		$2,400	2,450
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,114
Mexico Government International Bond
6.500% due 06/09/2022	MXN	251,100	15,442
8.000% due 06/11/2020		350,900	23,256
10.000% due 12/05/2024		147,500	11,137
Province of Ontario
1.600% due 09/21/2016		$300	303
1.650% due 09/27/2019		2,800	2,801

3.000% due 07/16/2018		3,700	3,880
3.150% due 06/02/2022	CAD	7,600	6,130
4.000% due 10/07/2019		$700	764
4.000% due 06/02/2021	CAD	21,400	18,032
4.200% due 03/08/2018		1,100	889
4.200% due 06/02/2020		12,500	10,525
4.300% due 03/08/2017		900	708
4.400% due 06/02/2019		5,600	4,673
4.400% due 04/14/2020		$600	670
5.500% due 06/02/2018	CAD	2,300	1,926
Province of Quebec
2.750% due 08/25/2021		$17,100	17,715
3.500% due 07/29/2020		3,000	3,239
3.500% due 12/01/2022	CAD	6,300	5,176
3.750% due 09/01/2024		4,800	3,999
4.500% due 12/01/2017		700	565
4.500% due 12/01/2020		2,500	2,144
Slovenia Government International Bond
5.250% due 02/18/2024		$10,500	11,589
5.500% due 10/26/2022		3,900	4,394
Spain Government International Bond
2.150% due 10/31/2025	EUR	2,300	2,632

Total Sovereign Issues (Cost $1,128,228)			892,077

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (d)		10,300	12,028

Total Convertible Preferred Securities (Cost $12,412)			12,028

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		500,000	12,765

Total Preferred Securities (Cost $13,075)			12,765

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.171% due 05/16/2016		$22,500	22,446

COMMERCIAL PAPER 1.1%
Entergy Corp.
0.950% due 10/28/2015		13,000	12,995
Ford Motor Credit Co.
0.850% due 11/05/2015		21,000	20,990
1.070% due 01/07/2016		25,000	24,960
Southwestern Energy Co.
1.270% due 10/01/2015		25,000	25,000

			83,945

U.S. TREASURY BILLS 0.1%
0.138% due 11/19/2015 - 02/18/2016 (a)(g)(i)		5,022	5,022

Total Short-Term Instruments (Cost $111,421)			111,413

Total Investments in Securities (Cost $11,328,043)			11,143,345

	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	15,542,622	154,105

Total Short-Term Instruments (Cost $154,115)		154,105

Total Investments in Affiliates (Cost $154,115)		154,105

Total Investments 144.0% (Cost $11,482,158)		$11,297,450
Financial Derivative Instruments (f)(h) 3.9% (Cost or Premiums, net $(20,300))		304,762
Other Assets and Liabilities, net (47.9%)		(3,754,777)

Net Assets 100.0%		$7,847,435

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BRC	(3.000%)	07/28/2015	07/24/2017		$(2,049)	$(2,038)
CFR	(0.100)	09/21/2015	09/18/2017	EUR	(2,184)	(2,440)
JPS	0.220	10/01/2015	10/08/2015		$(110,839)	(110,839)
SGY	0.230	10/01/2015	10/16/2015		(95,685)	(95,685)

Total Reverse Repurchase Agreements						$(211,002)

(1)	As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $0 at a weighted average interest rate of X.XXX.

(e)	Securities with an aggregate market value of $209,832 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.500	11/20/2015	43	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	109.750	11/20/2015	2,761	24	21
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.000	11/20/2015	150	1	1
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.250	11/20/2015	1,700	15	13
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.750	11/20/2015	5,133	44	38
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/20/2015	1,300	11	19

				$95	$92

Total Purchased Options				$95	$92

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,890	$(3,168)	$71	$0
90-Day Eurodollar June Futures	Short	06/2016	4,275	(4,117)	160	0
90-Day Eurodollar June Futures	Short	06/2017	5,252	(8,546)	197	0
90-Day Eurodollar March Futures	Short	03/2017	2,773	(4,065)	104	0
90-Day Eurodollar March Futures	Short	03/2018	2,658	(4,500)	100	0
90-Day Eurodollar September Futures	Short	09/2016	4,741	(6,143)	178	0
90-Day Eurodollar September Futures	Short	09/2017	1,401	(2,339)	53	0
Australia Government 3-Year Note December Futures	Short	12/2015	51	(4)	1	(11)
Australia Government 10-Year Bond December Futures	Short	12/2015	593	(186)	85	(445)
Call Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	374	(92)	21	(8)
Canada Government 10-Year Bond December Futures	Short	12/2015	468	542	98	(67)
Euro-Bobl December Futures	Long	12/2015	224	225	7	(8)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	1,515	5,621	863	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	1,174	(2,960)	19	(424)
Euro-Schatz December Futures	Long	12/2015	825	87	0	(32)
Put Options Strike @ EUR 110.800 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	1,800	(2)	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	407	25	25	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	407	31	32	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	9,375	9,969	0	(293)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	1,384	(1,507)	157	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	892	(2,466)	569	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	1,553	(1,224)	0	(59)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	4,624	(3,264)	0	(175)
United Kingdom Long Gilt December Futures	Short	12/2015	67	(93)	12	(25)

Total Futures Contracts				$(28,176)	$2,752	$(1,547)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$148,104	$4,324	$(4,883)	$531	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020		5,300	1	11	11	(3)
CDX.IG-24 5-Year Index	1.000	06/20/2020		323,600	1,721	(2,691)	13	0
CDX.IG-25 5-Year Index	1.000	12/20/2020		92,500	331	(255)	2	(9)
iTraxx Europe Crossover 23 5-Year Index	5.000	06/20/2020	EUR	2,800	153	(63)	9	0
iTraxx Europe Crossover 24 5-Year Index	5.000	12/20/2020		30,500	2,012	(606)	49	0
iTraxx Europe Main 24 5-Year Index	1.000	12/20/2020		197,200	1,134	(1,239)	74	0

					$9,676	$(9,726)	$689	$(12)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$135,500	$(376)	$(229)	$10	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		38,600	(1,054)	(848)	23	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		282,200	(8,936)	(10,363)	137	0
Receive	3-Month USD-LIBOR	2.350	08/05/2025		103,000	(3,532)	(2,955)	98	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		110,400	(4,444)	(5,509)	71	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		742,200	(29,678)	(68,394)	2,285	0
Receive	6-Month GBP-LIBOR	1.880	10/05/2017	GBP	73,900	(2,073)	(258)	0	(16)
Receive	6-Month GBP-LIBOR	1.500	12/16/2017		46,600	(690)	(586)	0	(12)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		282,600	(3,454)	(1,711)	0	(103)
Receive	28-Day MXN-TIIE	3.450	12/23/2015	MXN	14,934,400	(67)	(67)	0	(67)
Receive	28-Day MXN-TIIE	3.925	05/16/2016		228,000	(26)	(19)	0	(1)
Pay	28-Day MXN-TIIE	4.090	08/23/2016		200,000	30	30	3	0
Pay	28-Day MXN-TIIE	4.060	08/24/2016		1,953,400	254	42	32	0
Pay	28-Day MXN-TIIE	3.912	09/09/2016		5,055,000	247	247	93	0
Pay	28-Day MXN-TIIE	4.388	07/28/2017		629,400	75	76	25	0
Receive	28-Day MXN-TIIE	4.340	09/28/2017		2,231,900	50	50	50	0
Pay	28-Day MXN-TIIE	5.700	01/18/2019		230,000	373	(136)	20	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		159,000	(40)	(151)	21	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		2,698,500	243	551	438	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		749,300	605	189	147	0
Pay	28-Day MXN-TIIE	5.480	09/23/2020		750,000	94	94	94	0
Pay	28-Day MXN-TIIE	6.350	06/02/2021		28,000	65	1	8	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		159,700	(50)	58	49	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		3,589,100	(3,340)	1,473	1,114	0
Pay	28-Day MXN-TIIE	5.920	12/08/2021		39,800	22	22	13	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		27,400	3	(23)	9	0
Pay	28-Day MXN-TIIE	5.850	12/21/2021		91,400	32	(219)	29	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		282,600	(374)	(605)	90	0
Pay	28-Day MXN-TIIE	5.940	07/13/2022		2,024,300	420	193	707	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		191,300	(280)	180	67	0
Pay	28-Day MXN-TIIE	5.910	09/22/2022		710,400	(74)	(74)	0	(74)
Pay	28-Day MXN-TIIE	6.530	06/05/2025		1,106,500	1,021	137	478	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		101,100	10	10	43	0

						$(54,944)	$(88,794)	$6,154	$(273)

Total Swap Agreements						$(45,268)	$(98,520)	$6,843	$(285)

(4)	Unsettled variation margin asset of $6 and liability of $10 for closed futures contracts and liability of $38 for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $139,792 and cash of $16,755 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015	BRL	94,120		$23,997	$466	$(210)
	10/2015	RUB	152,242		2,261	0	(54)
	10/2015	THB	174,167		4,790	0	(5)
	10/2015		$23,677	BRL	94,120	272	(208)
	10/2015		31,940	KRW	37,923,749	32	0
	10/2015		6,440	PHP	302,573	28	0
	10/2015		113	RUB	7,456	1	0
	10/2015		17,618	THB	640,070	5	0
	11/2015	BRL	86,942		$21,563	0	(127)
	11/2015	ILS	23,250		5,919	0	(12)
	11/2015	RUB	7,456		111	0	(1)
	11/2015		$1,248	GBP	805	0	(31)
	11/2015		12,078	ILS	47,477	39	(6)
	12/2015		916	MXN	15,589	0	0
	06/2016	EUR	104,144		$142,587	25,578	0
	06/2016		$6,094	EUR	4,512	0	(1,025)
BPS	10/2015	BRL	408,048		$136,282	33,631	(274)
	10/2015		$102,708	BRL	408,048	218	0
	10/2015		1,556	RUB	103,700	28	0
	01/2016	BRL	98,000		$38,066	14,126	0
	01/2016	CNY	2,196		335	0	(6)
	09/2016		137,387		20,881	0	(111)
	07/2017	BRL	6,300		2,163	831	0
	01/2018		3,496		1,023	321	0
BRC	10/2015	INR	171,068		2,557	0	(46)
	10/2015	SGD	20,178		14,413	236	0
	10/2015		$10,273	INR	662,576	0	(190)
	10/2015		1,817	PHP	84,672	0	(7)
	10/2015		5,027	SGD	7,137	0	(12)
	10/2015		1,094	THB	39,362	0	(10)
	10/2015		6,117	TWD	198,435	0	(112)
	11/2015		2,937	ILS	11,330	0	(47)
	06/2016	EUR	19,578		$26,921	4,918	0
CBK	10/2015	BRL	23,303		5,866	0	(12)
	10/2015	EUR	62,107		69,359	0	(39)
	10/2015	ILS	404,668		107,390	4,228	0
	10/2015	KRW	12,066,625		10,136	0	(37)
	10/2015	MYR	9,140		2,291	210	0
	10/2015	PHP	365,552		7,826	12	0
	10/2015	THB	136,715		3,836	72	0
	10/2015	TWD	284,129		8,802	204	0
	10/2015		$5,639	BRL	23,303	239	0
	10/2015		1,783	EUR	1,573	0	(26)
	10/2015		10,718	KRW	12,596,958	0	(98)
	10/2015		3,237	MYR	13,678	0	(122)
	11/2015	AUD	52,639		$37,160	294	0
	11/2015	CAD	696		531	10	0
	11/2015	JPY	16,077,500		133,829	17	(272)
	11/2015		$30,103	AUD	42,244	0	(517)
	11/2015		18,088	CAD	24,234	68	0
	11/2015		1,031	GBP	669	0	(19)
	11/2015		22,985	ILS	89,289	0	(208)
	12/2015		3,536	MXN	60,833	41	0
	01/2016	CNY	66,029		$10,060	0	(196)
	04/2016	BRL	612,241		183,135	37,685	0
DUB	10/2015		1,053,182		281,319	16,707	(1,041)
	10/2015	MYR	11,850		2,794	96	0
	10/2015	TWD	58,422		1,779	7	0
	10/2015		$268,875	BRL	1,053,182	5,120	(8,342)
	10/2015		1,778	TWD	58,422	0	(11)
	11/2015	BRL	482,370		$118,778	0	(1,561)
	11/2015	CHF	1,687		1,720	0	(13)
	11/2015	INR	648,038		9,766	0	(45)
	11/2015		$44,180	BRL	177,801	259	(82)
	11/2015		5,397	ILS	20,907	0	(63)
	12/2015	MXN	171,217		$9,974	0	(93)
	12/2015		$21,515	MXN	374,038	477	0
	01/2016	BRL	14,121		$4,900	1,450	0
	02/2016	EUR	10,350		13,928	2,336	0
	04/2016	BRL	31,000		9,304	1,940	0
	06/2016	EUR	10,773		14,750	2,647	0
	06/2016		$12,309	EUR	9,107	0	(2,078)
	10/2016	BRL	325,427		$76,917	4,718	(1,642)
FBF	10/2015		248,780		88,608	25,856	0
	10/2015	KRW	6,189,813		5,188	0	(30)
	10/2015	MYR	22,011		5,214	201	0
	10/2015		$63,027	BRL	248,780	85	(361)
	10/2015		7,239	RUB	479,656	10	0
	10/2015		13,102	SGD	18,401	0	(174)
	11/2015	CHF	6,757		$6,930	0	(13)
	04/2016	BRL	204,261		52,729	4,211	0

GLM	10/2015		98,918		26,021	1,070	0
	10/2015	EUR	189,561		214,428	2,613	0
	10/2015	GBP	138,624		213,625	3,921	0
	10/2015	ILS	56,319		14,297	0	(60)
	10/2015	THB	111,010		3,057	0	(1)
	10/2015		$24,801	BRL	98,918	150	0
	10/2015		201,433	EUR	178,626	28	(1,864)
	10/2015		4,998	KRW	5,912,634	0	(13)
	10/2015		5,148	THB	186,338	3	(20)
	10/2015		10,043	TWD	327,594	0	(130)
	11/2015	AUD	58,226		$41,698	919	0
	11/2015	CHF	10,382		10,684	17	0
	11/2015	EUR	29,642		33,229	91	0
	11/2015	JPY	14,903,500		121,818	0	(2,475)
	11/2015		$47,468	AUD	67,094	0	(478)
	11/2015		226,465	JPY	27,393,200	1,990	0
	12/2015	MXN	232,841		$13,956	266	0
HUS	10/2015	BRL	82,380		20,806	65	(38)
	10/2015	KRW	11,405,073		9,593	0	(22)
	10/2015	MYR	44,379		10,623	517	0
	10/2015		$22,969	BRL	82,380	0	(2,189)
	10/2015		336,451	JPY	40,357,619	0	(39)
	10/2015		6,286	SGD	8,967	14	0
	10/2015		1,511	TWD	49,145	0	(21)
	11/2015	CNY	93,654		$14,453	0	(207)
	11/2015	JPY	40,357,619		336,594	50	0
	11/2015		$7,079	CNY	46,106	138	0
	12/2015	MXN	693,190		$41,104	347	0
	12/2015	SGD	8,967		6,273	0	(14)
	10/2016	CNY	218,335		33,312	28	(30)
JPM	10/2015	BRL	362,207		94,500	4,253	(1,115)
	10/2015	EUR	48,962		55,427	769	(52)
	10/2015	INR	395,284		5,981	0	(34)
	10/2015	KRW	12,011,343		10,054	0	(72)
	10/2015	THB	797,038		22,221	276	0
	10/2015		$98,942	BRL	362,207	158	(7,737)
	10/2015		77,924	CAD	103,848	0	(106)
	10/2015		124,773	EUR	110,784	0	(983)
	10/2015		4,646	MYR	20,081	0	(73)
	10/2015		3,112	RUB	207,882	62	0
	10/2015		4,923	THB	177,326	0	(41)
	11/2015	CAD	103,848		$77,909	104	0
	11/2015	INR	408,376		6,278	96	0
	11/2015	JPY	516,800		4,265	0	(45)
	11/2015		$3,883	CAD	5,119	0	(48)
	11/2015		6,493	CNY	41,442	0	(6)
	11/2015		29,972	EUR	26,716	0	(105)
	11/2015		3,943	GBP	2,558	0	(74)
	11/2015		17,279	ILS	66,998	0	(188)
	12/2015	MXN	269,356		$15,623	0	(214)
	12/2015		$5,206	MXN	89,746	71	0
	12/2015		6,640	TWD	215,368	0	(133)
	01/2016	BRL	459,198		$157,346	45,174	0
	04/2016		94,926		28,249	5,701	0
	07/2016		189,400		49,004	5,109	0
	09/2016	CNY	21,454		3,270	0	(6)
	10/2016	BRL	237,700		60,507	6,571	0
	01/2018		$1,016	BRL	3,496	0	(314)
MSB	10/2015	BRL	125,900		$31,690	0	(67)
	10/2015	JPY	40,357,619		335,737	0	(675)
	10/2015	RUB	1,607,576		24,633	85	0
	10/2015	TWD	466,857		14,414	286	0
	10/2015		$39,120	BRL	125,900	0	(7,363)
	10/2015		10,268	RUB	659,970	0	(190)
	11/2015	GBP	3,628		$5,578	91	0
	11/2015	ILS	15,771		4,157	134	0
	11/2015		$10,394	ILS	40,088	0	(168)
	12/2015	MXN	59,129		$3,466	0	(11)
	12/2015		$6,268	MXN	107,884	83	(8)
	01/2016	BRL	224,000		$77,894	23,176	0
	06/2016	EUR	27,527		37,859	6,934	0
	07/2016	BRL	106,200		27,442	2,803	0
	10/2016		350,200		89,483	10,020	0
NAB	06/2016	EUR	59,849		82,177	14,927	0
	07/2016		45,981		62,378	10,656	0
NGF	10/2015	KRW	7,881,225		6,765	121	0
	10/2015	PHP	165,011		3,541	14	0
	10/2015	TWD	56,431		1,739	31	0
	10/2015		$7,455	SGD	10,427	0	(129)
	10/2015		6,503	THB	234,531	0	(46)
	12/2015	MXN	272,081		$15,860	0	(137)

RYL	12/2015		173,338		10,162	0	(29)
	12/2015		$15,623	MXN	269,005	193	0
SCX	10/2015	CAD	103,848		$78,452	634	0
	10/2015	INR	644,608		10,004	194	0
	10/2015	KRW	9,123,104		7,690	39	(40)
	10/2015	MYR	88,317		21,705	1,593	0
	10/2015	PHP	166,071		3,547	0	(3)
	10/2015	SGD	18,665		13,273	160	0
	10/2015	THB	473,291		13,118	86	0
	10/2015	TWD	140,794		4,363	102	0
	10/2015		$210,077	GBP	138,624	0	(373)
	10/2015		25,471	MYR	107,909	0	(898)
	10/2015		1,341	PHP	62,920	5	0
	10/2015		285	TWD	9,277	0	(4)
	11/2015	AUD	13,949		$9,784	73	(59)
	11/2015	GBP	138,624		210,045	374	0
	11/2015		$7,943	CNY	51,646	141	0
	01/2016		9,758		64,056	192	0
	09/2016	CNY	285,822		$43,323	0	(330)
SOG	10/2015	RUB	1,724,940		25,669	0	(522)
	10/2015		$42,316	RUB	2,812,634	456	(8)
	11/2015	ILS	180,046		$47,335	1,406	0
	11/2015		$38,395	RUB	2,588,606	466	(6)
UAG	10/2015	KRW	27,304,591		$23,113	94	0
	10/2015	PHP	98,798		2,111	0	(2)
	10/2015	SGD	6,090		4,328	49	0
	10/2015		$10,792	EUR	9,647	0	(13)
	10/2015		25,265	INR	1,626,335	0	(516)
	10/2015		765	PHP	35,879	3	0
	11/2015	BRL	22,937		$5,763	41	0
	11/2015	EUR	9,647		10,797	12	0
	11/2015	JPY	2,580,000		21,547	45	(14)
	11/2015		$40,488	JPY	4,860,200	45	0
	12/2015	MXN	194,933		$11,494	74	(41)
	12/2015		$16,390	MXN	278,699	42	(46)
	01/2016	BRL	123,500		$47,674	17,506	0
	01/2016		$2,095	PHP	98,798	3	0
	07/2016	BRL	142,000		$36,792	3,883	0
	09/2016	CNY	163,595		24,853	0	(135)

Total Forward Foreign Currency Contracts						$367,773	$(50,369)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$398,900	$1,504	$2,046
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	15,000	1,592	1,442
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	13,100	1,281	1,247
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	92,300	1,311	1,269
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	275,000	458	571
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/29/2016	46,500	419	365
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/29/2016	46,500	721	261
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	43,500	1,392	456
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	101,200	2,861	1,125
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	28,400	1,931	1,863
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	12,800	1,280	1,261

							$14,750	$11,906

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 4.000% due 11/01/2045	$80.000	11/05/2015	$250,000	$10	$0

Total Purchased Options					$14,760	$11,906

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.725	11/03/2015	AUD	28,400	$(127)	$(70)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$2,700	(151)	(21)
	Call - OTC USD versus RUB	RUB	71.500	10/15/2015		10,600	(113)	(21)
BPS	Call - OTC EUR versus USD		$1.149	11/25/2015	EUR	60,800	(507)	(411)
	Call - OTC USD versus INR	INR	68.500	10/30/2015		$8,800	(51)	(7)
	Call - OTC USD versus INR		68.250	11/02/2015		12,400	(78)	(16)
	Call - OTC USD versus INR		68.500	11/10/2015		49,400	(440)	(86)
	Call - OTC USD versus INR		68.500	12/04/2015		15,200	(143)	(60)
CBK	Call - OTC EUR versus USD		$1.172	11/20/2015	EUR	72,600	(517)	(184)
DUB	Put - OTC USD versus BRL	BRL	3.900	10/29/2015		$31,300	(235)	(591)
	Call - OTC USD versus BRL		4.550	03/17/2016		26,700	(674)	(1,052)
FBF	Put - OTC USD versus BRL		3.790	10/28/2015		35,000	(374)	(342)
	Put - OTC USD versus BRL		3.800	10/28/2015		14,300	(103)	(149)
	Put - OTC USD versus BRL		3.750	12/10/2015		17,800	(298)	(236)
	Call - OTC USD versus BRL		4.450	12/10/2015		17,800	(308)	(307)
	Call - OTC USD versus BRL		4.600	03/14/2016		40,000	(1,128)	(1,440)
GLM	Put - OTC EUR versus USD		$1.078	12/07/2015	EUR	23,900	(206)	(147)
	Call - OTC EUR versus USD		1.151	12/07/2015		23,900	(206)	(175)
	Put - OTC EUR versus USD		1.077	12/08/2015		23,900	(197)	(147)
	Call - OTC EUR versus USD		1.152	12/08/2015		23,900	(210)	(172)
	Put - OTC EUR versus USD		1.076	12/14/2015		51,600	(413)	(342)
	Call - OTC EUR versus USD		1.155	12/14/2015		51,600	(468)	(371)
	Call - OTC USD versus BRL	BRL	3.910	10/07/2015		$34,500	(356)	(859)
	Put - OTC USD versus BRL		3.450	10/15/2015		15,800	(190)	(2)
	Call - OTC USD versus BRL		4.450	01/14/2016		48,400	(995)	(1,382)
	Put - OTC USD versus MXN	MXN	16.150	10/20/2015		27,800	(121)	(26)
	Call - OTC USD versus MYR	MYR	4.300	11/16/2015		10,100	(166)	(356)
HUS	Call - OTC AUD versus USD		$0.733	11/05/2015	AUD	72,500	(291)	(112)
	Call - OTC USD versus INR	INR	68.750	11/26/2015		$400	(4)	(1)
	Put - OTC USD versus MXN	MXN	16.850	10/09/2015		26,000	(249)	(190)
	Call - OTC USD versus RUB	RUB	63.000	10/02/2015		6,200	(98)	(233)
JPM	Call - OTC USD versus INR	INR	68.000	10/23/2015		17,500	(160)	(12)
	Call - OTC USD versus INR		68.000	10/28/2015		3,600	(25)	(4)
	Put - OTC USD versus MXN	MXN	16.650	10/02/2015		26,400	(239)	(17)
MSB	Put - OTC USD versus MXN		15.800	10/02/2015		26,300	(164)	0
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		21,000	(358)	(16)
UAG	Call - OTC EUR versus USD		$1.145	11/12/2015	EUR	60,800	(466)	(397)
	Put - OTC USD versus JPY	JPY	116.300	10/23/2015		$29,700	(180)	(72)

							$(11,009)	$(10,026)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$(13)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	(33)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	(17)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	(5)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	(18)

						$(788)	$(86)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$398,900	$(569)	$(512)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915	01/29/2016	398,900	(978)	(1,138)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	10/29/2015	74,900	(199)	(165)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	12/11/2015	78,300	(326)	(130)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	123,500	(2,876)	(2,383)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160	12/14/2015	109,700	(406)	(228)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	92,300	(480)	(440)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	92,300	(835)	(787)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500	01/19/2016	183,100	(110)	(85)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	91,900	(55)	(49)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650	01/19/2016	183,100	(201)	(204)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	91,900	(92)	(107)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	413,700	(1,394)	(261)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	961,700	(3,005)	(663)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2016	46,500	(177)	(88)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	01/29/2016	46,500	(270)	(191)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	124,800	(1,934)	(1,439)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	56,500	(1,260)	(1,090)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/30/2015	75,900	(256)	(238)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/30/2015	75,900	(364)	(327)

							$(15,787)	$(10,525)

Total Written Options							$(27,584)	$(20,637)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	MetLife, Inc.	1.000%	12/20/2015	0.147%		$18,100	$(865)	$905	$40	$0
	Mexico Government International Bond	1.000	12/20/2016	0.889		1,700	16	(13)	3	0
	Mexico Government International Bond	1.000	12/20/2018	1.350		2,200	(4)	(20)	0	(24)
	Mexico Government International Bond	1.000	09/20/2020	1.730		6,700	(149)	(78)	0	(227)
	Prudential Financial, Inc.	1.000	12/20/2015	0.138		9,000	(263)	283	20	0
BPS	Petrobras International Finance Co.	1.000	06/20/2018	10.322		700	(101)	(49)	0	(150)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		6,200	(642)	(1,222)	0	(1,864)
	Petrobras International Finance Co.	1.000	03/20/2020	10.401		500	(77)	(79)	0	(156)
	U.S. Treasury Notes	0.250	03/20/2016	0.050	EUR	3,800	(54)	58	4	0
BRC	Brazil Government International Bond	1.000	03/20/2016	2.532		$1,100	(7)	(1)	0	(8)
	Brazil Government International Bond	1.000	06/20/2016	2.532		18,400	(27)	(172)	0	(199)
	Brazil Government International Bond	1.000	12/20/2016	3.246		31,000	(781)	(50)	0	(831)
	China Government International Bond	1.000	12/20/2018	0.817		900	9	(4)	5	0
	Mexico Government International Bond	1.000	12/20/2020	1.774		26,200	(1,110)	125	0	(985)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		5,000	(666)	(837)	0	(1,503)
CBK	Brazil Government International Bond	1.000	06/20/2016	2.532		51,100	(156)	(395)	0	(551)
	China Government International Bond	1.000	12/20/2018	0.817		2,600	24	(8)	16	0
	MetLife, Inc.	1.000	12/20/2015	0.147		6,900	(251)	266	15	0
	Mexico Government International Bond	1.000	12/20/2018	1.350		800	(1)	(8)	0	(9)
	Mexico Government International Bond	1.000	12/20/2019	1.564		10,900	65	(310)	0	(245)
	Mexico Government International Bond	1.000	09/20/2020	1.730		19,000	(428)	(217)	0	(645)
	Sprint Communications, Inc.	5.000	12/20/2019	8.283		8,700	440	(1,372)	0	(932)
DUB	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.129		20,700	363	(225)	138	0
	Berkshire Hathaway, Inc.	1.000	06/20/2017	0.250		23,900	544	(227)	317	0
	Brazil Government International Bond	1.000	06/20/2016	2.532		8,100	(19)	(68)	0	(87)
	Export-Import Bank of China	1.000	06/20/2017	0.688		800	(34)	39	5	0
	Mexico Government International Bond	1.000	03/20/2016	0.723		15,800	(116)	141	25	0
	Mexico Government International Bond	1.000	06/20/2016	0.724		40,900	100	(6)	94	0
FBF	Verizon Communications, Inc.	1.000	09/20/2018	0.435		500	13	(5)	8	0
GST	Japan Government International Bond	1.000	12/20/2015	0.085		2,800	69	(62)	7	0
	Mexico Government International Bond	1.000	06/20/2017	1.052		500	(5)	5	0	0
	Mexico Government International Bond	1.000	12/20/2018	1.350		3,200	(9)	(25)	0	(34)
	Mexico Government International Bond	1.000	09/20/2020	1.730		14,500	(320)	(172)	0	(492)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		5,400	(598)	(1,025)	0	(1,623)
	Petrobras International Finance Co.	1.000	03/20/2020	10.401		400	(64)	(61)	0	(125)
HUS	Brazil Government International Bond	1.000	06/20/2016	2.532		25,400	(37)	(237)	0	(274)
	Mexico Government International Bond	1.000	09/20/2016	0.828		1,000	6	(4)	2	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		300	3	(3)	0	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		2,400	(53)	49	0	(4)
	Mexico Government International Bond	1.000	12/20/2018	1.350		1,500	(4)	(12)	0	(16)
	Mexico Government International Bond	1.000	09/20/2020	1.730		15,800	(369)	(167)	0	(536)
	Mexico Government International Bond	1.000	12/20/2020	1.774		21,600	(930)	118	0	(812)
	Petrobras International Finance Co.	1.000	03/20/2020	10.401		1,500	(274)	(194)	0	(468)
JPM	Brazil Government International Bond	1.000	09/20/2016	2.983		5,300	(31)	(69)	0	(100)
	Mexico Government International Bond	0.920	03/20/2016	0.724		1,200	0	1	1	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		700	4	(3)	1	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		1,600	22	(19)	3	0
	Mexico Government International Bond	1.000	12/20/2018	1.350		4,500	(10)	(38)	0	(48)
MYC	Mexico Government International Bond	1.000	09/20/2016	0.828		7,100	(33)	47	14	0
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		4,500	(416)	(937)	0	(1,353)

							$(7,226)	$(6,357)	$718	$(14,301)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$1,832	$0	$19	$19	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	4,051	0	43	43	0

					$0	$62	$62	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	15.980%	01/02/2017	BRL	110,700	$90	$29	$119	$0
	Receive	3-Month USD-CPURNSA Index	0.435	09/14/2016		$12,500	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index	0.415	09/23/2016		28,400	0	3	3	0
BPS	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	283,000	(1)	81	80	0
	Pay	1-Year BRL-CDI	16.500	01/02/2017		642,000	46	1,444	1,490	0
BRC	Pay	1-Year BRL-CDI	13.700	01/04/2021		89,900	15	(995)	0	(980)
DUB	Pay	1-Year BRL-CDI	15.510	07/01/2016		538,200	(101)	252	151	0
	Pay	1-Year BRL-CDI	16.500	01/02/2017		161,600	(127)	502	375	0
	Pay	1-Year BRL-CDI	14.900	01/02/2018		283,000	7	(877)	0	(870)
	Pay	1-Year BRL-CDI	14.920	01/02/2018		120,600	0	(362)	0	(362)
	Receive	1-Year BRL-CDI	12.810	01/04/2021		142,900	(204)	2,736	2,532	0
	Pay	1-Year BRL-CDI	13.700	01/04/2021		218,400	97	(2,477)	0	(2,380)
	Receive	1-Year BRL-CDI	14.750	01/04/2021		85,100	(11)	323	312	0
	Pay	1-Year BRL-CDI	15.900	01/04/2021		79,300	(6)	298	292	0
FBF	Pay	1-Year BRL-CDI	13.700	01/04/2021		50,300	0	(548)	0	(548)
GLM	Pay	1-Year BRL-CDI	15.700	01/02/2017		618,900	(82)	355	273	0
	Receive	1-Year BRL-CDI	12.810	01/04/2021		48,400	(3)	860	857	0
	Pay	28-Day MXN-TIIE	5.500	09/02/2022	MXN	10,000	(23)	9	0	(14)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023		12,300	(29)	15	0	(14)
HUS	Receive	1-Year BRL-CDI	14.800	01/04/2021	BRL	82,400	(2)	277	275	0
MYC	Pay	1-Year BRL-CDI	15.700	01/02/2017		471,600	(11)	219	208	0

							$(345)	$2,142	$6,967	$(5,170)

Total Swap Agreements							$(7,571)	$(4,153)	$7,747	$(19,471)

(i)	Securities with an aggregate market value of $5,192 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$22,658	$0	$22,658
Corporate Bonds & Notes
Banking & Finance	0	1,502,426	21,799	1,524,225
Industrials	0	215,080	0	215,080
Utilities	0	277,842	0	277,842
Municipal Bonds & Notes
California	0	214,315	0	214,315
Illinois	0	16,864	0	16,864
Iowa	0	590	0	590
Mississippi	0	2,800	0	2,800
Nebraska	0	7,565	0	7,565
Nevada	0	3,152	0	3,152
New Jersey	0	27,626	0	27,626
Ohio	0	45,581	0	45,581
Texas	0	12,332	0	12,332
U.S. Government Agencies	0	3,502,702	0	3,502,702
U.S. Treasury Obligations	0	3,106,615	0	3,106,615
Mortgage-Backed Securities	0	673,069	1,554	674,623
Asset-Backed Securities	0	460,492	0	460,492
Sovereign Issues	0	892,077	0	892,077
Convertible Preferred Securities
Banking & Finance	0	12,028	0	12,028
Preferred Securities
Banking & Finance	12,765	0	0	12,765
Short-Term Instruments
Certificates of Deposit	0	22,446	0	22,446
Commercial Paper	0	83,945	0	83,945
U.S. Treasury Bills	0	5,022	0	5,022
	$12,765	$11,107,227	$23,353	$11,143,345

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$154,105	$0	$0	$154,105

Total Investments	$166,870	$11,107,227	$23,353	$11,297,450

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,752	6,935	0	9,687
Over the counter	0	387,426	0	387,426
	$2,752	$394,361	$0	$397,113

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,547)	(285)	0	(1,832)
Over the counter	0	(90,477)	0	(90,477)

	$(1,547)	$(90,762)	$0	$(92,309)

Totals	$168,075	$11,410,826	$23,353	$11,602,254

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.4%
BANK LOAN OBLIGATIONS 4.1%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$2,064	$2,059
Charter Communications Operating LLC
3.500% due 01/24/2023		200	199
Chrysler Group LLC
3.500% due 05/24/2017		4,442	4,435
Dell, Inc.
3.750% due 10/29/2018		154	154
HCA, Inc.
2.944% due 03/31/2017		5,036	5,037

Total Bank Loan Obligations (Cost $11,898)			11,884

CORPORATE BONDS & NOTES 24.2%
BANKING & FINANCE 13.6%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	99
AGFC Capital Trust
6.000% due 01/15/2067		100	77
Ally Financial, Inc.
2.750% due 01/30/2017		3,200	3,184
2.967% due 07/18/2016		1,200	1,203
3.500% due 07/18/2016		500	502
5.500% due 02/15/2017		1,400	1,438
American Express Co.
4.900% due 03/15/2020 (e)		300	288
American International Group, Inc.
4.125% due 02/15/2024		300	316
Bank of America Corp.
0.651% due 08/15/2016		100	100
2.000% due 01/11/2018		1,400	1,406
3.958% due 10/21/2025	MXN	2,000	129
5.750% due 12/01/2017		$3,500	3,785
6.400% due 08/28/2017		700	760
6.875% due 04/25/2018		1,300	1,454
Barclays Bank PLC
7.625% due 11/21/2022		400	449
7.750% due 04/10/2023		200	215
14.000% due 06/15/2019 (e)	GBP	500	975
Barclays PLC
5.250% due 08/17/2045		$200	202
BPCE S.A.
5.150% due 07/21/2024		600	611
CIT Group, Inc.
4.250% due 08/15/2017		300	304
5.000% due 05/15/2017		100	102
Citigroup, Inc.
1.001% due 11/15/2016		500	501
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	300	334
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$700	681
Ford Motor Credit Co. LLC
2.500% due 01/15/2016		4,000	4,019
3.984% due 06/15/2016		1,590	1,619
4.207% due 04/15/2016		1,000	1,016
General Motors Financial Co., Inc.
2.750% due 05/15/2016		200	201
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		200	220
International Lease Finance Corp.
5.750% due 05/15/2016		1,500	1,524
8.750% due 03/15/2017		200	215
JPMorgan Chase & Co.
0.952% due 02/26/2016		1,500	1,502
1.195% due 01/25/2018		300	302
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	1,756	2,690
7.875% due 06/27/2029 (e)		200	312
Morgan Stanley
1.750% due 02/25/2016		$1,200	1,204
MUFG Union Bank N.A.
2.625% due 09/26/2018		300	305

Murray Street Investment Trust
4.647% due 03/09/2017		200	209
Navient Corp.
5.000% due 06/15/2018		1,000	957
8.450% due 06/15/2018		200	206
Rabobank Group
6.875% due 03/19/2020	EUR	1,100	1,448
Royal Bank of Scotland PLC
4.375% due 03/16/2016		$400	407
UBS AG
5.125% due 05/15/2024		1,000	985
7.250% due 02/22/2022		200	209
7.625% due 08/17/2022		250	288
Wells Fargo & Co.
1.175% due 07/22/2020		400	402
2.600% due 07/22/2020		200	202

			39,557

INDUSTRIALS 5.9%
AbbVie, Inc.
1.800% due 05/14/2018		400	399
2.500% due 05/14/2020		100	100
3.600% due 05/14/2025		200	198
Actavis Funding SCS
1.591% due 03/12/2020		500	496
Altice Financing S.A.
6.625% due 02/15/2023		400	385
Aviation Capital Group Corp.
3.875% due 09/27/2016		400	404
CCO Safari LLC
3.579% due 07/23/2020		100	99
4.464% due 07/23/2022		100	100
4.908% due 07/23/2025		200	199
6.484% due 10/23/2045		100	101
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,000	3,001
Cox Communications, Inc.
5.875% due 12/01/2016		1,100	1,155
CVS Health Corp.
1.900% due 07/20/2018		100	101
3.875% due 07/20/2025		200	207
4.875% due 07/20/2035		100	105
5.125% due 07/20/2045		100	108
DISH DBS Corp.
4.250% due 04/01/2018		300	292
4.625% due 07/15/2017		200	200
7.125% due 02/01/2016		1,400	1,412
7.875% due 09/01/2019		200	210
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	472
Kraft Heinz Foods Co.
3.950% due 07/15/2025		$100	103
Kroger Co.
2.200% due 01/15/2017		100	101
ONEOK Partners LP
6.150% due 10/01/2016		1,427	1,472
QUALCOMM, Inc.
4.800% due 05/20/2045		100	88
Reynolds American, Inc.
3.250% due 06/12/2020		100	103
4.450% due 06/12/2025		100	105
SABMiller Holdings, Inc.
0.990% due 08/01/2018		3,600	3,586
UnitedHealth Group, Inc.
0.744% due 01/17/2017		300	300
Universal Health Services, Inc.
3.750% due 08/01/2019		400	406
Wynn Las Vegas LLC
5.500% due 03/01/2025		700	603
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		400	397

			17,008

UTILITIES 4.7%
AES Corp.
3.324% due 06/01/2019		900	857
AT&T, Inc.
1.257% due 06/30/2020		300	298
2.450% due 06/30/2020		100	99
3.000% due 06/30/2022		400	391
3.400% due 05/15/2025		1,200	1,148
4.500% due 05/15/2035		100	92

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		200	201
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		800	812
Petrobras Global Finance BV
2.694% due 03/17/2017		1,100	949
2.750% due 01/15/2018	EUR	600	541
3.214% due 03/17/2020		$100	69
3.500% due 02/06/2017		200	178
4.375% due 05/20/2023		50	33
6.250% due 12/14/2026	GBP	100	97
6.850% due 06/05/2115		$350	222
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017		1,600	1,600
Verizon Communications, Inc.
1.867% due 09/15/2016		3,700	3,736
2.086% due 09/14/2018		900	926
5.150% due 09/15/2023		1,100	1,215

			13,464

Total Corporate Bonds & Notes (Cost $71,134)			70,029

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	103
7.750% due 01/01/2042		100	100

Total Municipal Bonds & Notes (Cost $197)			203

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
4.000% due 10/01/2045		1,200	1,280
Freddie Mac
1.712% due 10/25/2021 (a)		384	30
5.500% due 08/15/2051		400	411
11.608% due 04/15/2044		84	89
Ginnie Mae
3.500% due 11/01/2045		3,500	3,654
4.000% due 10/01/2045		1,000	1,066

Total U.S. Government Agencies (Cost $6,557)			6,530

U.S. TREASURY OBLIGATIONS 22.9%
U.S. Treasury Bonds
2.000% due 08/15/2025		3,000	2,986
2.125% due 05/15/2025 (j)		50	50
3.000% due 11/15/2044		1,300	1,329
3.125% due 08/15/2044		2,400	2,514
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022		934	912
0.125% due 01/15/2023		1,344	1,298
0.125% due 07/15/2024		6,131	5,861
0.250% due 01/15/2025		7,255	6,965
0.625% due 07/15/2021		1,165	1,182
0.750% due 02/15/2045		1,216	1,058
1.125% due 01/15/2021 (h)		2,509	2,611
2.000% due 01/15/2026 (j)		3,607	4,055
2.375% due 01/15/2025		506	584
U.S. Treasury Notes
1.875% due 11/30/2021 (h)(j)		5,300	5,371
2.000% due 05/31/2021 (h)(j)		1,100	1,126
2.000% due 07/31/2022		11,400	11,599
2.125% due 09/30/2021		16,500	16,983

Total U.S. Treasury Obligations (Cost $66,620)			66,484

MORTGAGE-BACKED SECURITIES 11.3%
Banc of America Commercial Mortgage Trust
5.733% due 04/10/2049		80	84
BCAP LLC Trust
5.250% due 06/26/2036		680	571
Bear Stearns Adjustable Rate Mortgage Trust
2.807% due 01/25/2035		30	30
3.333% due 11/25/2034		796	746
Berica ABS SRL
0.285% due 12/31/2055	EUR	791	877
CBA Commercial Small Balance Commercial Mortgage
0.444% due 06/25/2038		$2,627	1,906
Countrywide Alternative Loan Trust
0.396% due 02/20/2047 ^		470	349
6.000% due 02/25/2037 ^		562	459
6.000% due 05/25/2037 ^		452	370

Countrywide Home Loan Mortgage Pass-Through Trust
2.491% due 02/20/2036		928	793
2.766% due 08/25/2034		486	447
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,520	3,640
Credit Suisse Mortgage Capital Certificates
0.487% due 12/27/2035		1,414	1,358
First Horizon Alternative Mortgage Securities Trust
2.242% due 06/25/2034		290	285
2.300% due 01/25/2036 ^		540	436
2.368% due 06/25/2036		496	408
First Horizon Mortgage Pass-Through Trust
2.469% due 11/25/2037 ^		3,705	3,222
Granite Mortgages PLC
0.966% due 09/20/2044	GBP	85	129
HarborView Mortgage Loan Trust
1.036% due 11/19/2034		$92	73
IndyMac Mortgage Loan Trust
0.404% due 04/25/2046		3,208	2,543
2.577% due 10/25/2034		53	51
4.164% due 08/25/2037		495	387
JPMorgan Alternative Loan Trust
0.344% due 07/25/2036		45	45
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		81	83
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		52	54
Morgan Stanley Capital Trust
5.665% due 04/15/2049		967	1,021
RBSSP Resecuritization Trust
0.449% due 02/26/2037		1,063	1,005
RMAC Securities PLC
0.739% due 06/12/2044	GBP	1,637	2,207
Structured Asset Mortgage Investments Trust
0.399% due 08/25/2036		$1,956	1,644
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		470	477
Thornburg Mortgage Securities Trust
1.444% due 06/25/2037		141	124
2.096% due 06/25/2037		539	517
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		509	522
5.901% due 06/15/2049		2,779	2,936
6.150% due 02/15/2051		226	242
WaMu Mortgage Pass-Through Certificates Trust
0.424% due 04/25/2045		119	113
Washington Mutual Mortgage Pass-Through Certificates Trust
1.644% due 09/25/2035 ^		1,906	1,530
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		600	599
2.670% due 06/25/2035		406	416

Total Mortgage-Backed Securities (Cost $30,813)			32,699

ASSET-BACKED SECURITIES 24.9%
ACE Securities Corp. Home Equity Loan Trust
0.349% due 08/25/2036		455	383
0.354% due 05/25/2036		1,360	1,224
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.914% due 03/25/2035		1,900	1,860
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.574% due 02/25/2036		2,182	1,480
Asset-Backed Funding Certificates Trust
0.354% due 01/25/2037		3,631	2,263
0.414% due 01/25/2037		2,526	1,589
Asset-Backed Securities Corp. Home Equity Loan Trust
0.874% due 07/25/2035		4,263	3,470
Atlas Senior Loan Fund Ltd.
1.521% due 08/18/2025		1,000	990
Bear Stearns Asset-Backed Securities Trust
0.394% due 04/25/2037 ^		672	656
0.684% due 09/25/2035		1,100	983
1.444% due 08/25/2037		228	210
Belle Haven ABS CDO Ltd.
0.660% due 11/03/2044		303	158
0.700% due 11/03/2044		464	241
Benefit Street Partners CLO Ltd.
1.811% due 07/18/2027		3,000	2,987
Carlyle Global Market Strategies CLO Ltd.
1.409% due 07/15/2025		1,000	988
Citigroup Mortgage Loan Trust, Inc.
0.334% due 08/25/2036		95	86
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^		544	484
0.334% due 08/25/2037		3,861	3,491

0.334% due 06/25/2047 ^		937	735
0.339% due 08/25/2037		1,286	1,013
0.344% due 12/25/2036		1,072	1,023
0.344% due 04/25/2047		1,410	1,222
0.384% due 06/25/2047		3,663	3,375
4.978% due 07/25/2036		300	243
Countrywide Asset-Backed Certificates Trust
0.544% due 05/25/2036		284	276
0.864% due 08/25/2035		1,660	1,496
5.046% due 05/25/2035		785	789
5.167% due 08/25/2035		600	593
Credit-Based Asset Servicing and Securitization LLC
3.988% due 03/25/2037 ^		3,009	1,852
First Franklin Mortgage Loan Trust
0.354% due 04/25/2036		2,457	2,075
0.554% due 10/25/2035		919	862
0.554% due 11/25/2035		4,000	2,860
Goldentree Loan Opportunities Ltd.
1.445% due 04/25/2025		2,000	1,963
GSAA Home Equity Trust
0.474% due 07/25/2037		2,876	1,083
GSAMP Trust
0.394% due 11/25/2036		1,261	722
0.424% due 03/25/2047		2,000	1,352
Home Equity Asset Trust
1.229% due 08/25/2035		1,900	1,558
HSI Asset Securitization Corp. Trust
0.304% due 12/25/2036		2,676	1,126
0.414% due 12/25/2036		753	321
Huntington CDO Ltd.
0.574% due 11/05/2040		316	300
JPMorgan Mortgage Acquisition Corp.
0.534% due 02/25/2036		1,060	832
Long Beach Mortgage Loan Trust
0.454% due 08/25/2045		1,449	1,127
Madison Park Funding Ltd.
1.657% due 01/20/2025		1,000	1,000
MASTR Asset-Backed Securities Trust
0.364% due 10/25/2036		994	857
MASTR Specialized Loan Trust
0.564% due 01/25/2037		2,074	1,360
Monroe Capital BSL CLO Ltd.
1.866% due 05/22/2027		1,000	996
Morgan Stanley ABS Capital, Inc. Trust
0.334% due 11/25/2036		245	153
0.344% due 10/25/2036		568	352
Morgan Stanley Capital, Inc. Trust
0.374% due 03/25/2036		75	69
0.484% due 01/25/2036		498	452
Newcastle CDO Ltd.
0.667% due 12/24/2039		21	21
OHA Credit Partners Ltd.
1.407% due 04/20/2025		1,000	986
Option One Mortgage Loan Trust
0.524% due 04/25/2037		4,259	2,632
Residential Asset Securities Corp. Trust
0.654% due 11/25/2035		3,100	2,464
Securitized Asset-Backed Receivables LLC Trust
0.959% due 02/25/2034		571	541
Sierra Madre Funding Ltd.
0.579% due 09/07/2039		1,107	886
0.604% due 09/07/2039		2,554	2,031
Structured Asset Investment Loan Trust
0.554% due 10/25/2035		396	390
Tralee CLO Ltd.
1.637% due 07/20/2026		3,000	2,974
Triaxx Prime CDO Ltd.
0.453% due 10/02/2039		405	320
Wells Fargo Home Equity Asset-Backed Securities Trust
0.424% due 04/25/2037		1,786	1,498

Total Asset-Backed Securities (Cost $65,602)			72,323

SOVEREIGN ISSUES 6.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	100	96
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	9,000	2,194
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		3,100	634
10.000% due 01/01/2025		22,800	4,216
Italy Buoni Poliennali Del Tesoro
5.000% due 03/01/2025	EUR	2,200	3,162
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	206	131
3.000% due 09/20/2030		818	573

Republic of Greece Government International Bond
3.000% due 02/24/2034	EUR	1,500	1,000
3.375% due 07/17/2017		800	798
4.750% due 04/17/2019		500	489
Slovenia Government International Bond
5.250% due 02/18/2024		$600	662
Spain Government International Bond
2.750% due 10/31/2024	EUR	3,000	3,618
5.150% due 10/31/2044		500	790

Total Sovereign Issues (Cost $22,064)			18,363

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
8.500% due 05/15/2016 (e)		3,586	93

Total Preferred Securities (Cost $96)			93

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (f) 0.1%			351

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
0.143% due 01/21/2016 - 02/11/2016 (b)(j)		$608	608

Total Short-Term Instruments (Cost $959)			959

Total Investments in Securities (Cost $275,940)			279,567

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III		1,500,471	14,877

Total Short-Term Instruments (Cost $14,880)			14,877

Total Investments in Affiliates (Cost $14,880)			14,877

Total Investments 101.5% (Cost $290,820)			$294,444
Financial Derivative Instruments (g)(i) 3.4% (Cost or Premiums, net $(926))			9,904
Other Assets and Liabilities, net (4.9%)			(14,186)

Net Assets 100.0%			$290,162

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$351	U.S. Treasury Notes 1.875% due 06/30/2020	$(360)	$351	$351

Total Repurchase Agreements						$(360)	$351	$351

(1)	Includes accrued interest.

As of September 30, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $6,999 at a weighted average interest rate of 0.186%.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$12,100	$(12,151)	$(12,270)
Fannie Mae	3.500	11/01/2045	5,600	(5,795)	(5,832)
Fannie Mae	4.000	10/01/2045	11,300	(11,989)	(12,056)
Fannie Mae	4.000	11/01/2045	13,000	(13,804)	(13,845)
Fannie Mae	4.500	10/01/2045	1,200	(1,300)	(1,301)

Total Short Sales				$(45,039)	$(45,304)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	189	$192	$0	$(7)
90-Day Eurodollar December Futures	Short	12/2016	582	(892)	22	0
90-Day Eurodollar June Futures	Short	06/2016	61	(60)	2	0
90-Day Eurodollar March Futures	Short	03/2017	46	(65)	2	0
90-Day Eurodollar September Futures	Short	09/2016	50	(63)	2	0
Australia Government 10-Year Bond December Futures	Long	12/2015	3	3	2	0
Canada Government 10-Year Bond December Futures	Short	12/2015	35	40	7	(5)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	16	45	9	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	22	(56)	0	(4)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	123	143	0	(4)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	4	(5)	0	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	1	(3)	1	0

Total Futures Contracts				$(721)	$47	$(20)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$22,374	$653	$(528)	$80	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	600	0	1	1	(1)
CDX.IG-24 5-Year Index	1.000	06/20/2020	5,500	29	(52)	1	0
CDX.IG-25 5-Year Index	1.000	12/20/2020	800	3	0	0	0

				$685	$(579)	$82	$(1)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016		$100,800	$(656)	$(283)	$15	$0
Receive	3-Month USD-LIBOR	1.350	09/28/2017		185,800	(613)	(627)	28	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		83,700	(1,060)	(215)	25	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		26,300	(508)	(388)	11	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		11,300	(309)	(257)	7	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		48,300	(1,222)	(1,431)	32	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		58,700	1,458	495	0	(45)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		20,500	(649)	(735)	10	0
Receive	3-Month USD-LIBOR	2.330	08/19/2025		2,800	(88)	(78)	3	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		500	(20)	(28)	0	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		12,200	(488)	(443)	37	0
Receive	6-Month EUR-EURIBOR	0.430	12/11/2019	EUR	1,000	(12)	(11)	0	(1)
Receive	6-Month EUR-EURIBOR	1.000	03/16/2026		6,450	37	(37)	0	(15)
Receive	6-Month GBP-LIBOR	2.050	09/23/2019	GBP	600	(27)	(26)	0	(1)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		2,100	(48)	(34)	0	(3)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		3,700	(149)	(113)	0	(11)
Pay	28-Day MXN-TIIE	5.700	01/18/2019	MXN	9,000	15	(7)	1	0
Pay	28-Day MXN-TIIE	5.470	04/26/2019		3,800	4	4	0	0
Pay	28-Day MXN-TIIE	7.500	06/02/2021		15,000	88	(34)	4	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		2,500	(2)	(2)	1	0
Pay	28-Day MXN-TIIE	7.740	05/29/2024		23,000	21	(18)	7	0
Pay	28-Day MXN-TIIE	7.650	05/30/2024		1,700	1	0	1	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		5,600	1	1	1	0

						$(4,226)	$(4,267)	$183	$(76)

Total Swap Agreements						$(3,541)	$(4,846)	$265	$(77)

(h)	Securities with an aggregate market value of $3,213 and cash of $3,883 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2015	SGD	1,944		$1,436	$71	$0
	11/2015	CNY	13,135		2,097	38	0
BOA	10/2015		$7,016	GBP	4,615	0	(35)
	11/2015	CNY	4,146		$662	12	0
	11/2015	GBP	4,615		7,015	35	0
	11/2015		$2,664	AUD	3,824	14	0
	11/2015		766	JPY	95,100	27	0
	12/2015	HKD	280		$36	0	0
	05/2016	BRL	6,591		1,879	326	0
	06/2016	EUR	7,597		10,403	1,868	0
	06/2016		$8,329	EUR	7,597	282	(76)
BPS	10/2015	BRL	7,000		$2,792	1,027	0
	10/2015		$1,762	BRL	7,000	4	0
	12/2015	MXN	10,143		$596	0	0
	01/2016	BRL	4,000		1,554	577	0
	08/2016	CNY	7,940		1,200	0	(15)
	01/2017	BRL	5,000		1,817	710	0
	07/2017		7,400		2,540	977	0
BRC	06/2016	EUR	1,536		2,112	386	0
CBK	10/2015		93		104	0	0
	10/2015	SGD	3,200		2,286	37	0
	10/2015		$3,589	SGD	5,144	24	0
	11/2015	CNY	1,830		$292	5	0
	12/2015	SGD	5,144		3,579	0	(27)
	05/2016	BRL	10,428		2,987	529	0
DUB	10/2015		36,765		9,711	524	(86)
	10/2015		$9,469	BRL	36,765	15	(211)
	11/2015	CHF	113		$115	0	(1)
	11/2015	CNY	10,735		1,714	31	0
	11/2015		$8,096	BRL	32,765	78	0
	01/2016	CNY	38,180		$5,877	0	(53)
	02/2016	EUR	1,350		1,817	305	0
	06/2016		981		1,292	199	(9)
	06/2016		$1,326	EUR	981	0	(224)
	10/2016	JPY	120,988		$1,710	692	0
FBF	10/2015	BRL	10,000		3,743	1,221	0
	10/2015		$2,517	BRL	10,000	5	0
	12/2015		147	MXN	2,534	2	0
GLM	10/2015	TWD	73,782		$2,262	29	0
	10/2015		$10,190	EUR	9,025	0	(106)
	11/2015	AUD	3,636		$2,565	19	0
	11/2015	NZD	1,159		732	0	(6)
HUS	10/2015	BRL	3,479		876	0	(2)
	10/2015	EUR	15,025		17,122	333	0
	10/2015	JPY	1,036,147		8,674	36	0
	10/2015	KRW	5,336,117		4,693	195	0
	10/2015		$970	BRL	3,479	0	(92)
	11/2015	CNY	4,422		$706	13	0
	08/2016		12,145		1,836	0	(22)
	01/2021	BRL	380		59	1	0
JPM	10/2015		41,336		10,404	0	(22)
	10/2015	EUR	113		126	0	0
	10/2015		$11,459	BRL	41,336	0	(1,032)
	10/2015		1,658	EUR	1,469	0	(16)
	10/2015		672	KRW	779,856	0	(14)
	11/2015	CAD	596		$452	6	0
	11/2015	EUR	2,553		2,868	14	0
	05/2016	BRL	9,007		2,555	432	0
MSB	10/2015		$8,627	JPY	1,036,146	10	0
	11/2015	JPY	1,036,146		$8,631	0	(10)
	05/2016	BRL	2,213		628	106	0
	06/2016	EUR	2,157		2,967	543	0
	06/2016		$2,346	EUR	2,157	77	0
	01/2017	BRL	4,000		$1,452	566	0
NAB	06/2016	EUR	4,573		6,279	1,141	0
	06/2016		$2,517	EUR	2,322	93	0
	07/2016	EUR	3,919		$5,317	908	0
	07/2016		$4,308	EUR	3,919	100	0
NGF	10/2015		895	KRW	1,037,081	0	(21)
SCX	10/2015	GBP	4,615		$7,166	185	0
	11/2015	CNY	39,558		6,098	0	(103)
	08/2016		5,956		900	0	(11)
SOG	08/2016		1,984		300	0	(3)
UAG	10/2015	KRW	2,698,946		2,285	9	0
	10/2015		$5,299	EUR	4,737	0	(6)
	11/2015	CNY	13,208		$2,109	39	0
	11/2015	EUR	4,737		5,302	6	0
	11/2015		$8,789	JPY	1,055,200	11	0
	12/2015		130	MXN	2,180	0	(2)
	01/2016	BRL	5,000		$1,930	709	0
	08/2016	CNY	1,745		264	0	(3)
	01/2017	BRL	9,000		3,240	1,247	0
	07/2017		7,000		2,466	986	0

Total Forward Foreign Currency Contracts						$17,835	$(2,208)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.090	12/04/2015	EUR	5,299	$88	$46
BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016		$1,200	8	19
BRC	Call - OTC USD versus CNH		6.500	02/02/2016		125	3	2
	Call - OTC USD versus CNH		7.500	02/02/2016		125	1	0
FBF	Call - OTC USD versus CNH		6.400	02/02/2016		130	3	3
	Call - OTC USD versus CNH		7.400	02/02/2016		130	1	0
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		1,800	10	30
	Put - OTC USD versus CNH		6.442	08/17/2016		1,200	6	20
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		1,805	49	33
	Call - OTC USD versus CNH		7.400	02/02/2016		1,805	11	4
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		300	1	5
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		1,810	38	24
	Call - OTC USD versus CNH		7.500	02/02/2016		1,810	10	3

							$229	$189

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$7,600	$8	$25
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	4,700	5	16
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	36,500	41	122
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	5,600	279	150
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	4,300	215	121
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750	10/15/2015	53,700	14	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	44,400	49	146
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	09/12/2016	2,300	63	43
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	22,200	22	73
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	29,600	33	98
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	52,700	124	8
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	51,800	135	10
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	09/06/2016	30,400	220	295

							$1,208	$1,107

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$4,500	$11	$0

Total Purchased Options						$1,448	$1,296

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$2,000	$(4)	$(4)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700	11/18/2015	2,600	(1)	0
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000	11/18/2015	2,600	(3)	(6)
JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700	11/18/2015	2,700	(2)	0
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950	11/18/2015	2,700	(3)	(8)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100	11/18/2015	3,600	(7)	(5)

						$(20)	$(23)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.050	12/04/2015	EUR	5,299	$(35)	$(13)
	Call - OTC EUR versus USD		1.154	12/04/2015		5,299	(53)	(34)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$300	(10)	(27)
BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		1,200	(15)	(16)
BRC	Call - OTC USD versus CNH		7.000	02/02/2016		250	(3)	(1)
FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		1,460	(24)	(121)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		260	(3)	(1)
HUS	Call - OTC USD versus CNH		6.969	08/16/2016		1,800	(21)	(24)
	Call - OTC USD versus CNH		6.975	08/17/2016		1,200	(14)	(16)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		822	(26)	(74)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		3,610	(38)	(17)
SOG	Call - OTC USD versus CNH		6.976	08/17/2016		300	(3)	(4)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		3,620	(33)	(14)

							$(278)	$(362)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$900	$(2)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	2,500	(27)	(40)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	4,600	(56)	(118)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	4,600	(84)	(27)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	5,900	(122)	(32)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	7,600	(132)	(40)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	9,200	(130)	(236)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	09/12/2016	2,300	(63)	(83)
MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	51,800	(109)	(10)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	51,800	(109)	(12)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530	02/29/2016	7,800	(96)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	23,600	(404)	(113)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970	12/14/2015	4,000	(20)	(36)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530	12/14/2015	4,000	(20)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	7,900	(96)	(81)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	6,400	(72)	(29)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272	09/06/2016	6,900	(219)	(255)

							$(1,761)	$(1,120)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$9,000	$(11)	$0

Total Written Options						$(2,070)	$(1,505)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.172%		$500	$9	$(5)	$4	$0
	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.424		1,100	20	2	22	0
	Brazil Government International Bond	1.000	12/20/2016	3.246		200	(3)	(2)	0	(5)
	HSBC Bank PLC	1.000	03/20/2019	0.747	EUR	1,000	18	(8)	10	0
	Italy Government International Bond	1.000	06/20/2019	0.900		$2,100	(38)	46	8	0
	Mexico Government International Bond	1.000	12/20/2018	1.350		2,200	4	(28)	0	(24)
	Sprint Communications, Inc.	5.000	12/20/2019	8.283		200	10	(32)	0	(22)
BPS	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.129		800	14	(9)	5	0
	Berkshire Hathaway, Inc.	1.000	09/20/2017	0.267		1,500	37	(15)	22	0
	China Government International Bond	1.000	12/20/2019	1.030		100	1	(1)	0	0
BRC	China Government International Bond	1.000	03/20/2019	0.881		2,600	10	1	11	0
	Italy Government International Bond	1.000	09/20/2019	0.934		300	0	1	1	0
	MetLife, Inc.	1.000	09/20/2019	0.729		600	11	(4)	7	0
	Spain Government International Bond	1.000	03/20/2019	0.779		200	(2)	4	2	0
CBK	Brazil Government International Bond	1.000	12/20/2016	3.246		200	(3)	(2)	0	(5)
	Brazil Government International Bond	1.000	03/20/2017	3.608		300	(3)	(8)	0	(11)
	Brazil Government International Bond	1.000	09/20/2017	4.066		1,900	(4)	(106)	0	(110)
	MetLife, Inc.	1.000	06/20/2016	0.147		200	3	(2)	1	0
	Portugal Government International Bond	1.000	03/20/2016	0.411		1,300	(8)	12	4	0
	Sprint Communications, Inc.	5.000	12/20/2019	8.283		4,000	202	(630)	0	(428)
	Teck Resources Ltd.	1.000	09/20/2019	8.784		200	(3)	(46)	0	(49)
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.172		1,300	23	(12)	11	0
	Berkshire Hathaway, Inc.	1.000	06/20/2018	0.344		300	8	(2)	6	0
	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.618		400	(5)	13	8	0
	Brazil Government International Bond	1.000	03/20/2016	2.532		100	0	(1)	0	(1)
	Brazil Government International Bond	1.000	12/20/2016	3.246		500	(7)	(7)	0	(14)
	Ford Motor Co.	5.000	03/20/2019	0.924		200	37	(9)	28	0
	General Electric Capital Corp.	1.000	06/20/2016	0.117		1,800	27	(15)	12	0
	HSBC Bank PLC	1.000	03/20/2019	0.747	EUR	400	6	(2)	4	0
	Italy Government International Bond	1.000	03/20/2019	0.860		$200	(4)	5	1	0
	Italy Government International Bond	1.000	06/20/2019	0.900		4,000	0	16	16	0
	Italy Government International Bond	1.000	09/20/2019	0.934		2,600	6	1	7	0
	MetLife, Inc.	1.000	03/20/2019	0.624		2,000	14	12	26	0
	Mexico Government International Bond	1.000	12/20/2018	1.350		200	0	(2)	0	(2)
	Spain Government International Bond	1.000	06/20/2016	0.293		1,700	23	(14)	9	0
FBF	Mexico Government International Bond	1.000	12/20/2018	1.350		100	0	(1)	0	(1)
	Prudential Financial, Inc.	1.000	09/20/2019	0.682		100	2	(1)	1	0
	Wells Fargo & Co.	1.000	09/20/2017	0.239		600	13	(4)	9	0
GST	Berkshire Hathaway, Inc.	1.000	09/20/2017	0.267		300	7	(2)	5	0
	Berkshire Hathaway, Inc.	1.000	09/20/2018	0.368		1,300	37	(12)	25	0
	Brazil Government International Bond	1.000	03/20/2016	2.532		200	0	(1)	0	(1)
	Citigroup, Inc.	1.000	03/20/2019	0.699		500	5	0	5	0
	Continental Resources, Inc.	1.000	06/20/2016	2.507		4,500	58	(106)	0	(48)
	MetLife, Inc.	1.000	09/20/2019	0.729		300	6	(3)	3	0
	Portugal Government International Bond	1.000	12/20/2015	0.411		800	(3)	4	1	0
	Portugal Government International Bond	1.000	03/20/2016	0.411		900	(5)	8	3	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.682		200	4	(1)	3	0
	Spain Government International Bond	1.000	03/20/2019	0.779		300	(3)	5	2	0
HUS	Italy Government International Bond	1.000	06/20/2017	0.518		4,100	41	(6)	35	0
	Italy Government International Bond	1.000	03/20/2019	0.860		300	(6)	8	2	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		500	6	(5)	1	0
	Mexico Government International Bond	1.000	12/20/2018	1.350		1,000	2	(13)	0	(11)
JPM	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.172		500	9	(5)	4	0
	Ford Motor Co.	5.000	03/20/2019	0.924		200	37	(9)	28	0
	HSBC Bank PLC	1.000	03/20/2019	0.747	EUR	3,800	64	(26)	38	0
	Qatar Government International Bond	1.000	06/20/2019	0.584		$1,000	21	(5)	16	0
MYC	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.172		500	9	(5)	4	0
	California State General Obligation Bonds, Series 2003	1.000	09/20/2024	1.150		100	1	(2)	0	(1)
	Italy Government International Bond	1.000	03/20/2019	0.860		200	(4)	5	1	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		200	3	(3)	0	0

							$707	$(1,029)	$411	$(733)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$2,266	$(448)	$29	$0	$(419)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	300	40	(7)	33	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	1,655	(327)	21	0	(306)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(5)	22	0
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	1,656	(332)	26	0	(306)

					$(1,040)	$64	$55	$(1,031)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	80	$0	$11	$11	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		10	0	0	0	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	4,400	8	(70)	0	(62)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		1,400	(3)	(29)	0	(32)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		1,000	0	(21)	0	(21)
	Receive	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	2,000	(2)	(2)	0	(4)
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	40	0	6	6	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	34,500	(66)	(1,039)	0	(1,105)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		15,600	(3)	(355)	0	(358)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		12,900	(17)	(256)	0	(273)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		18,700	2	(360)	0	(358)
	Receive	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	2,300	0	(3)	0	(3)
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	50	0	3	3	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	1,000	0	(21)	0	(21)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		2,300	0	(41)	0	(41)
	Receive	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	1,600	0	(20)	0	(20)
DUB	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	300	0	0	0	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018		6,300	10	(99)	0	(89)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		2,700	9	(81)	0	(72)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		1,500	0	(34)	0	(34)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		17,800	12	(389)	0	(377)
	Pay	1-Year BRL-CDI	12.600	01/04/2021		10,300	0	(197)	0	(197)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		2,200	(1)	(38)	0	(39)
FBF	Pay	1-Month GBP-UKRPI	3.550	11/15/2044	GBP	120	0	17	17	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		32	0	2	2	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		10	0	0	0	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	12,500	20	(197)	0	(177)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		4,800	9	(111)	0	(102)
	Pay	1-Year BRL-CDI	12.560	01/04/2021		4,600	0	(81)	0	(81)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	940	0	15	15	0
	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	13,300	0	(9)	0	(9)
	Pay	1-Year BRL-CDI	12.180	01/02/2018		5,200	0	(81)	0	(81)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		2,100	3	(48)	0	(45)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		11,600	12	(218)	0	(206)
	Receive	1-Year BRL-CDI	15.245	01/04/2021		5,100	0	2	2	0
	Receive	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	2,100	(8)	0	0	(8)
	Receive	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		4,700	0	4	4	0
	Receive	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		5,100	(1)	(63)	0	(64)
HUS	Pay	1-Year BRL-CDI	15.240	01/02/2017	BRL	9,000	0	(6)	0	(6)
	Pay	1-Year BRL-CDI	12.180	01/02/2018		5,300	2	(85)	0	(83)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		6,300	(13)	(132)	0	(145)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		1,000	1	(22)	0	(21)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		2,300	(2)	(39)	0	(41)
	Pay	28-Day MXN-TIIE	5.700	01/18/2019	MXN	20,000	18	15	33	0
	Pay	28-Day MXN-TIIE	7.650	05/30/2024		16,500	1	11	12	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	100	1	11	12	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		90	0	13	13	0
	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	5,400	1	(85)	0	(84)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		8,500	22	(217)	0	(195)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		2,100	1	(45)	0	(44)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		2,800	6	(56)	0	(50)
	Pay	28-Day MXN-TIIE	6.495	06/16/2025	MXN	12,100	5	3	8	0
UAG	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	900	2	(23)	0	(21)
							$29	$(4,460)	$138	$(4,569)

Total Swap Agreements							$(304)	$(5,425)	$604	$(6,333)

(j)	Securities with an aggregate market value of $2,259 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$9,825	$2,059	$11,884
Corporate Bonds & Notes
Banking & Finance	0	39,557	0	39,557
Industrials	0	17,008	0	17,008
Utilities	0	13,464	0	13,464
Municipal Bonds & Notes
Illinois	0	203	0	203
U.S. Government Agencies	0	6,119	411	6,530
U.S. Treasury Obligations	0	66,484	0	66,484
Mortgage-Backed Securities	0	32,699	0	32,699
Asset-Backed Securities	0	72,323	0	72,323
Sovereign Issues	0	18,363	0	18,363
Preferred Securities
Banking & Finance	0	93	0	93
Short-Term Instruments
Repurchase Agreements	0	351	0	351
U.S. Treasury Bills	0	608	0	608
	$0	$277,097	$2,470	$279,567

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,877	$0	$0	$14,877

Total Investments	$14,877	$277,097	$2,470	$294,444

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(45,304)	$0	$(45,304)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	47	265	0	312
Over the counter	0	19,735	0	19,735
	$47	$20,000	$0	$20,047

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20)	(77)	0	(97)
Over the counter	0	(9,998)	(48)	(10,046)

	$(20)	$(10,075)	$(48)	$(10,143)

Totals	$14,904	$241,718	$2,422	$259,044

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I, II and IV, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi Asset Managed Volatility Portfolio and PIMCO Global Multi Asset Managed Allocation Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2015 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Consolidated Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	$379,580	$63,713	16.8%
PIMCO Global Multi-Asset Managed Volatility Portfolio	PIMCO Cayman Commodity Fund IV, Ltd.	02/24/2012	03/29/2012	96,551	4,929	5.1%
PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	03/29/2012	853,323	44,537	5.2%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s Net Asset Value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class, less any liabilities, by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Portfolio’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of each Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discount (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2015, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Multi-Asset Portfolio (“Commodity Portfolios”) may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any Investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO All Asset All Authority Portfolio	$16,696	$2	$(2,310)	$(2,308)
PIMCO All Asset Portfolio	1,042,395	11,372	(168,474)	(157,102)
PIMCO CommodityRealReturn® Strategy Portfolio	909,576	3,231	(239,112)	(235,881)
PIMCO Emerging Markets Bond Portfolio	294,485	4,614	(37,313)	(32,699)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	263,028	1,835	(8,468)	(6,633)
PIMCO Foreign Bond Portfolio (Unhedged)	34,251	594	(1,778)	(1,184)
PIMCO Global Advantage® Strategy Bond Portfolio	239,386	2,822	(15,855)	(13,033)
PIMCO Global Bond Portfolio (Unhedged)	255,152	6,684	(11,924)	(5,240)
PIMCO Global Diversified Allocation Portfolio	603,597	1	(64,001)	(64,000)
PIMCO Global Multi-Asset Managed Volatility Portfolio	110,957	451	(3,349)	(2,898)
PIMCO Global Multi-Asset Managed Allocation Portfolio	1,145,612	5,822	(40,930)	(35,108)
PIMCO High Yield Portfolio	1,166,293	10,875	(71,248)	(60,373)
PIMCO Long-Term U.S. Government Portfolio	218,409	11,622	(1,819)	9,803
PIMCO Low Duration Portfolio	2,357,805	10,149	(66,575)	(56,426)
PIMCO Money Market Portfolio	35,104	0	0	0
PIMCO Real Return Portfolio	4,382,498	15,994	(210,079)	(194,085)
PIMCO Short-Term Portfolio	275,529	332	(2,522)	(2,190)
PIMCO Total Return Portfolio	11,485,373	199,583	(387,506)	(187,923)
PIMCO Unconstrained Bond Portfolio	290,915	10,896	(7,367)	3,529

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

4. INVESTMENTS IN AFFILIATES

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$34,968	$405	$(14,332)	$(5,740)	$1,589	$16,890	$272	$0
PIMCO CommodityRealReturn Strategy Fund®	44,347	1,316	(24,757)	(5,220)	706	16,392	642	0
PIMCO Credit Absolute Return Fund	3,580	1,350	(1,386)	(13)	(112)	3,419	70	0
PIMCO Diversified Income Fund	1,163	1,656	(724)	157	(257)	1,995	55	0
PIMCO Emerging Local Bond Fund	102,771	8,291	(8,124)	(1,830)	(17,877)	83,231	3,544	0
PIMCO Emerging Markets Bond Fund	5,768	569	(3,264)	(333)	71	2,811	124	0
PIMCO Emerging Markets Corporate Bond Fund	2,745	38	(2,021)	(175)	82	669	39	0
PIMCO Emerging Markets Currency Fund	102,512	31,418	(13,789)	(1,895)	(9,262)	108,984	2,342	0
PIMCO EqS® Long/Short Fund	5,477	0	(3,939)	667	(560)	1,645	0	0
PIMCO EqS Pathfinder Fund® **	15,185	0	(16,245)	834	226	0	0	0
PIMCO Floating Income Fund	704	2,800	(138)	(1)	(162)	3,203	114	0
PIMCO Foreign Bond Fund (Unhedged)	3,564	45	(614)	(82)	(185)	2,728	45	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	916	0	0	0	(117)	799	13	0
PIMCO Global Advantage® Strategy Bond Fund	534	8,224	0	0	(472)	8,286	91	0
PIMCO Global Dividend Fund	74	0	(77)	(15)	18	0	0	0
PIMCO Government Money Market Fund	7,896	338,575	(343,775)	0	0	2,696	0	0
PIMCO High Yield Fund	32,796	14,229	(17,706)	(618)	(829)	27,872	1,357	0
PIMCO High Yield Spectrum Fund	33,104	1,699	(1,368)	(54)	(1,928)	31,453	1,519	0
PIMCO Income Fund	72,040	2,580	(16,259)	1,247	(2,387)	57,221	2,580	0
PIMCO Investment Grade Corporate Bond Fund	27,213	1,215	(9,286)	(25)	(319)	18,798	574	0
PIMCO Long Duration Total Return Fund	21,510	4,433	(15,209)	674	(856)	10,552	361	0
PIMCO Long-Term Credit Fund	19,634	4,001	(16,232)	2,419	(2,514)	7,308	346	0
PIMCO Long-Term U.S. Government Fund	44,542	133	(45,517)	4,607	(3,736)	29	132	0
PIMCO Low Duration Fund	18,468	97,508	(110,758)	(124)	31	5,125	178	0
PIMCO Low Duration Active Exchange-Traded Fund	2,621	0	0	0	6	2,627	28	0
PIMCO Mortgage Opportunities Fund	6,897	159	(444)	4	9	6,625	160	0
PIMCO RAE Fundamental Advantage PLUS Fund	55,301	3,290	(25,238)	(2,236)	(1,811)	29,306	1,444	0
PIMCO RAE Fundamental PLUS Fund	6,643	97	(4,374)	(451)	80	1,995	56	0
PIMCO RAE Fundamental PLUS EMG Fund	47,345	6,984	(4,104)	10	(11,683)	38,552	0	0
PIMCO RAE Fundamental PLUS International Fund	35,479	395	(20,219)	(4,234)	1,835	13,256	394	0
PIMCO RAE Fundamental PLUS Small Fund	8,458	326	(5,588)	530	(1,022)	2,704	91	0
PIMCO RAE Low Volatility PLUS Fund	30,454	38	(14,334)	(299)	(1,319)	14,540	38	0
PIMCO RAE Low Volatility PLUS EMG Fund	88,954	18,126	(8,611)	(775)	(20,998)	76,696	1,124	0
PIMCO RAE Low Volatility PLUS International Fund	47,572	1,147	(10,422)	(55)	(2,859)	35,383	1,125	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	42,390	5,215	(8,319)	(516)	(3,162)	35,608	491	0
PIMCO RAE Worldwide Long/Short PLUS Fund	34,839	46,601	(4,011)	(190)	(7,973)	69,266	1,472	0
PIMCO Real Return Fund	16,348	101	(5,067)	(309)	15	11,088	102	0
PIMCO Real Return Asset Fund	15,235	59,822	(13,268)	(707)	(4,232)	56,850	680	0
PIMCO RealEstateRealReturn Strategy Fund	32,520	1,234	(12,691)	(1,458)	571	20,176	1,051	0
PIMCO Senior Floating Rate Fund	24,361	7,907	(11,896)	(77)	(255)	20,040	774	0
PIMCO Short-Term Fund	4	0	(4)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio *	2,002	1	(2,004)	0	1	0	1	0
PIMCO Short-Term Floating NAV Portfolio III	0	8,200	(8,099)	0	0	101	0	0
PIMCO StocksPLUS® Absolute Return Fund	56	0	(58)	20	(18)	0	0	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	88	0	(95)	25	(18)	0	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	17	0	(17)	5	(4)	1	0	0
PIMCO StocksPLUS® Small Fund	74	0	(77)	3	0	0	0	0
PIMCO Total Return Fund	20,143	5,247	(10,633)	(61)	(66)	14,630	285	0
PIMCO TRENDS Managed Futures Strategy Fund	2,331	90	0	0	(166)	2,255	90	0
PIMCO Unconstrained Bond Fund	26,521	4,450	(9,390)	(37)	(1,089)	20,455	496	0
Totals	$1,148,164	$689,915	$(844,483)	$(16,328)	$(93,008)	$884,260	$24,300	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective July 14, 2015 the Fund was liquidated.

All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$518	$57	$(247)	$(106)	$45	$267	$4	$0
PIMCO CommodityRealReturn Strategy Fund®	362	122	(228)	(72)	21	205	8	0
PIMCO Credit Absolute Return Fund	124	9	(39)	(3)	0	91	2	0
PIMCO Diversified Income Fund	9	43	(15)	(1)	(1)	35	1	0
PIMCO Emerging Local Bond Fund	1,188	424	(322)	(68)	(174)	1,048	45	0
PIMCO Emerging Markets Bond Fund	157	22	(116)	(9)	3	57	3	0
PIMCO Emerging Markets Corporate Bond Fund	62	0	(39)	(3)	1	21	1	0
PIMCO Emerging Markets Currency Fund	1,134	630	(375)	(41)	(77)	1,271	27	0
PIMCO EqS® Emerging Markets Fund	0	0	0	0	0	0	0	0
PIMCO EqS® Long/Short Fund	68	14	(13)	0	1	70	0	0
PIMCO EqS Pathfinder Fund® **	124	20	(157)	(19)	32	0	0	0
PIMCO Floating Income Fund	11	25	(14)	0	(1)	21	1	0
PIMCO Foreign Bond Fund (Unhedged)	40	21	(10)	(1)	(4)	46	1	0
PIMCO Global Advantage® Strategy Bond Fund	4	119	(10)	0	(6)	107	1	0
PIMCO High Yield Fund	368	153	(150)	(6)	(13)	352	16	0
PIMCO High Yield Spectrum Fund	455	188	(85)	(7)	(25)	526	25	0
PIMCO Income Fund	1,016	149	(290)	(7)	(8)	860	39	0
PIMCO Investment Grade Corporate Bond Fund	223	92	(50)	(1)	(6)	258	7	0
PIMCO Long Duration Total Return Fund	173	125	(170)	5	(9)	124	3	0
PIMCO Long-Term Credit Fund	155	107	(168)	6	(10)	90	3	0
PIMCO Long-Term U.S. Government Fund	391	1	(396)	40	(34)	2	1	0
PIMCO Low Duration Fund	100	3,420	(3,172)	(6)	0	342	5	0
PIMCO Mortgage Opportunities Fund	90	33	(39)	0	0	84	2	0
PIMCO RAE Fundamental Advantage PLUS Fund	667	235	(422)	(31)	(21)	428	19	0
PIMCO RAE Fundamental PLUS Fund	72	13	(22)	(3)	(6)	54	2	0
PIMCO RAE Fundamental PLUS EMG Fund	715	177	(166)	(14)	(145)	567	0	0
PIMCO RAE Fundamental PLUS International Fund	345	54	(144)	(47)	15	223	7	0
PIMCO RAE Fundamental PLUS Small Fund	87	22	(19)	0	(12)	78	2	0
PIMCO RAE Low Volatility PLUS Fund	365	63	(132)	(1)	(25)	270	1	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,163	343	(255)	(19)	(244)	988	14	0
PIMCO RAE Low Volatility PLUS International Fund	704	129	(221)	(8)	(37)	567	18	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	650	64	(256)	(16)	(28)	414	6	0
PIMCO RAE Worldwide Long/Short PLUS Fund	556	575	(196)	(1)	(91)	843	18	0
PIMCO Real Return Fund	226	42	(110)	(7)	2	153	1	0
PIMCO Real Return Asset Fund	142	765	(194)	(9)	(49)	655	7	0
PIMCO RealEstateRealReturn Strategy Fund	363	103	(157)	(27)	9	291	14	0
PIMCO Senior Floating Rate Fund	677	198	(454)	(7)	0	414	19	0
PIMCO Short-Term Floating NAV Portfolio *	1	0	(1)	0	0	0	0	0
PIMCO StocksPLUS® Short Fund	1,940	808	(644)	(82)	9	2,031	69	0
PIMCO Total Return Fund	243	77	(109)	(2)	(2)	207	4	0
PIMCO TRENDS Managed Futures Strategy Fund	33	9	(3)	0	(4)	35	1	0
PIMCO Unconstrained Bond Fund	372	55	(119)	(1)	(14)	293	7	0
Totals	$16,093	$9,506	$(9,729)	$(574)	$(908)	$14,388	$404	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective July 14, 2015 the Fund was liquidated.

Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Bond Fund	$13,298	$4,489	$0	$0	$(1,285)	$16,502	$553	$0
PIMCO EqS® Emerging Markets Fund **	13,263	890	(14,875)	715	7	0	0	0
PIMCO EqS Pathfinder Fund® **	21,972	1,030	(25,048)	(1,367)	3,413	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	13,200	3,722	(330)	(22)	(244)	16,326	200	0
PIMCO Global Advantage® Strategy Bond Fund	17,654	6,078	(305)	(33)	(1,573)	21,821	362	0
PIMCO Global Dividend Fund	31,065	12,812	0	0	(4,709)	39,168	550	0
PIMCO Income Fund	22,180	6,243	(528)	(21)	(539)	27,335	1,004	0
PIMCO Investment Grade Corporate Bond Fund	22,179	6,680	(861)	(39)	(699)	27,260	717	0
PIMCO RAE Fundamental PLUS EMG Fund	8,864	27,574	(690)	7	(8,041)	27,714	0	0
PIMCO RAE Fundamental PLUS Fund	21,854	2,690	(25,222)	(115)	793	0	135	0
PIMCO RAE Fundamental PLUS International Fund	13,248	6,064	0	0	(2,658)	16,654	377	0
PIMCO RAE Fundamental PLUS Small Fund	21,975	9,806	0	0	(4,227)	27,554	656	0
PIMCO Real Return Fund	22,159	6,618	(797)	(61)	(680)	27,239	179	0
PIMCO Short-Term Floating NAV Portfolio *	19	0	(19)	(0)	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	32,419	252,313	(242,100)	(155)	158	42,635	113	0
PIMCO Short-Term Fund	66,240	17,549	(1,788)	(24)	(291)	81,686	614	0
PIMCO StocksPLUS® Fund	0	30,899	0	0	(3,229)	27,670	364	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	22,139	9,385	(500)	(8)	(3,156)	27,860	1,408	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	34,067	0	0	(6,306)	27,761	987	0
PIMCO Total Return Fund IV	66,452	19,289	(2,333)	(54)	(1,538)	81,816	1,065	0
Totals	$430,180	$458,198	$(315,396)	$(1,177)	$(34,804)	$537,001	$9,284	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective July 14, 2015 the Fund was liquidated.

Global Multi-Asset Managed Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Capital Securities and Financials Fund	$0	$9,963	$0	$0	$(268)	$9,695	$63	$0
PIMCO Diversified Income Active Exchange-Traded Fund	13,998	0	0	0	(650)	13,348	480	0
PIMCO Emerging Markets Corporate Bond Fund	25,466	541	(16,000)	(931)	72	9,148	541	0
PIMCO EqS® Emerging Markets Fund **	18,552	0	(19,549)	1,743	(746)	0	0	0
PIMCO EqS Pathfinder Fund® **	35,735	0	(38,804)	(7,333)	10,402	0	0	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	13,015	0	(2,611)	(268)	(1,181)	8,955	164	0
PIMCO Income Fund	204,664	6,955	(48,400)	(156)	(2,794)	160,269	6,955	0
PIMCO Investment Grade Corporate Bond Fund	0	0	0	0	0	0	0	0
PIMCO Mortgage Opportunities Fund	35,423	571	(16,000)	181	(58)	20,117	571	0
PIMCO Short-Term Floating NAV Portfolio *	14	0	(14)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	18,490	522,451	(540,850)	(12)	30	109	51	0
PIMCO StocksPLUS® Fund	125,074	1,195	(39,500)	214	(5,885)	81,098	1,195	0
PIMCO TRENDS Managed Futures Strategy Fund	62,155	1,524	(50,626)	595	(4,405)	9,243	1,524	0
PIMCO Unconstrained Bond Fund	46,320	95	(46,706)	434	(143)	0	95	0
Totals	$598,906	$543,295	$(819,060)	$(5,533)	$(5,626)	$311,982	$11,639	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective July 14, 2015 the Fund was liquidated.

Global Multi-Asset Managed Volatility Portfolio

Underlying PIMCO Funds	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$0	$1,006	$0	$0	$(27)	$979	$6	$0
PIMCO Diversified Income Active Exchange-Traded Fund	745	0	0	0	(35)	710	26	0
PIMCO Emerging Markets Corporate Bond Fund	1,422	41	(460)	(51)	(34)	918	41	0
PIMCO EqS® Emerging Markets Fund **	1,216	0	(1,280)	113	(49)	0	0	0
PIMCO EqS Pathfinder Fund® **	2,480	300	(3,018)	(484)	722	0	0	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	728	0	(1)	0	(92)	635	10	0
PIMCO Income Fund	13,204	545	0	0	(269)	13,480	545	0
PIMCO Mortgage Opportunities Fund	2,445	50	(500)	6	1	2,002	50	0
PIMCO Short-Term Floating NAV Portfolio *	14	0	(14)	(0)	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	3,416	61,508	(64,600)	(6)	10	328	8	0
PIMCO StocksPLUS® Fund	8,293	459	0	0	(669)	8,083	119	0
PIMCO TRENDS Managed Futures Strategy Fund	4,669	143	(3,413)	(48)	(317)	1,034	0	0
PIMCO Total Return Fund	0	0	0	(0)	0	0	143	0
PIMCO Unconstrained Bond Fund	3,407	7	(3,435)	(43)	64	0	7	0
Totals	$42,039	$64,059	$(76,721)	$(513)	$(695)	$28,169	$955	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
**	Effective July 14, 2015 the Fund was liquidated.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The tables below show the transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio *

Fund Name	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn® Strategy Portfolio	$16	$0	$(16)	$0	$0	$0	$0	$0
PIMCO Emerging Markets Bond Portfolio	19	0	(19)	0	0	0	0	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	17	0	(17)	0	0	0	0	0
PIMCO Foreign Bond Portfolio (Unhedged)	15	0	(15)	0	0	0	0	0
PIMCO Global Advantage® Strategy Bond Portfolio	18	0	(18)	0	0	0	0	0
PIMCO High Yield Portfolio	10	0	(10)	0	0	0	0	0
PIMCO Long-Term U.S. Government Portfolio	17	0	(17)	0	0	0	0	0
PIMCO Real Return Portfolio	10	0	(10)	0	0	0	0	0
PIMCO Short-Term Portfolio	5	0	(15)	0	0	0	0	0
PIMCO Unconstrained Bond Portfolio	10	0	(10)	0	0	0	0	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn® Strategy Portfolio	$1,533	$330,340	$(318,300)	$15	$0	$13,588	$39	$0
PIMCO Emerging Markets Bond Portfolio	9,501	75,548	(73,400)	(39)	47	11,657	48	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	40,634	137,155	(126,600)	(189)	195	51,195	155	0
PIMCO Foreign Bond Portfolio (Unhedged)	1,818	17,709	(18,000)	(5)	5	1,527	9	0
PIMCO Global Advantage® Strategy Bond Portfolio	22,410	81,954	(102,700)	(108)	118	1,674	54	0
PIMCO High Yield Portfolio	87,554	391,552	(407,900)	(418)	446	71,234	253	0
PIMCO Long-Term U.S. Government Portfolio	15,612	291,229	(305,500)	(7)	28	1,362	29	0
PIMCO Low Duration Portfolio	186,362	701,315	(874,900)	(878)	952	12,851	116	0
PIMCO Real Return Portfolio	155,201	2,515,467	(2,666,700)	90	0	4,058	266	0
PIMCO Short-Term Portfolio	10,017	140,820	(148,350)	(15)	15	2,487	19	0
PIMCO Total Return Portfolio	1,038,357	2,941,634	(3,826,300)	(6,693)	7,107	154,105	1,134	0
PIMCO Unconstrained Bond Portfolio	21,120	152,548	(158,800)	(112)	121	14,877	48	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	THB	Thai Baht
CZK	Czech Koruna	MYR	Malaysian Ringgit	TRY	Turkish New Lira
DKK	Danish Krone	NOK	Norwegian Krone	TWD	Taiwanese Dollar
EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EURMARGIN	European Refined Margin	LLSBRT 2H15	2nd Half 2015 LLS-Brent Spread Calendar Swap
BCOMCO1	Bloomberg Brent Crude Sub-Index 1-Month Forward	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	LLSBRT CAL15	2015 LLS-Brent Spread Calendar Swap
BCOMCOT	Bloomberg Brent Crude TR	EURTOP	European Refining/Topping Margin-comprised of 50% Jet Fuel/20% Naptha/30% Fuel Oil vs. Dated Brent	PLTMLNPM	London Platinum & Palladium Market PM Fix
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	SLVRLND	London Silver Market Fixing Ltd.
BCOMTR	Bloomberg Commodity Index Total Return	FRCPI	France Consumer Price Index	SPGCENP	S&P GSCI Energy Official Close Index ER
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CDX.HY	Credit Derivatives Index - High Yield	GSCI	Goldman Sachs Commodity Index	SPGCNGP	S&P Goldman Sachs Commodity Natural Gas Index
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index	TPNBNK	TOPIX-Banks Index
CMBX	Commercial Mortgage-Backed Index	JMABFNJ1	J.P. Morgan FNJ 1 Index	TWSE	Tawain Capitalization Weighted Stock
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABNICP	JPMorgan Nic P Custom Index	UKRPI	United Kingdom Retail Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	KOSPI	Korea Composite Stock Price Index	ULSD	Ultra-Low Sulfur Diesel

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
AID	Agency International Development	FDIC	Federal Deposit Insurance Corp.	oz.	Ounce
ALT	Alternate Loan Trust	FSB	Federal Savings Bank	PIK	Payment-in-Kind
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BBR	Bank Bill Rate	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015